UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06569

Exact name of registrant as specified in charter:	Ivy Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2022

Item 1. Reports to Stockholders

Semiannual report

Equity funds

Delaware Ivy Core Equity Fund

Delaware Ivy Large Cap Growth Fund

Delaware Ivy Mid Cap Growth Fund

Delaware Ivy Mid Cap Income Opportunities Fund

Delaware Ivy Small Cap Growth Fund

Delaware Ivy Smid Cap Core Fund
(formerly, Delaware Ivy Small Cap Core Fund)

Delaware Ivy Value Fund

Fixed income funds

Delaware Ivy Core Bond Fund

(formerly, Delaware Ivy Securian Core Bond Fund)

Delaware Ivy Global Bond Fund

Delaware Ivy High Income Fund

Delaware Ivy Limited-Term Bond Fund

Delaware Ivy Municipal Bond Fund

Delaware Ivy Municipal High Income Fund

Global / international equity funds

Delaware Global Value Equity Fund

(formerly, Delaware Ivy Global Equity Income Fund)

Delaware Ivy Global Growth Fund

Delaware Ivy International Core Equity Fund

Delaware Ivy International Value Fund

Delaware Ivy Systematic Emerging Markets Equity Fund
(formerly, Delaware Ivy Emerging Markets Equity Fund)

Multi-asset fund

Delaware Ivy Managed International Opportunities Fund

September 30, 2022

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Funds at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2022 to September 30, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Global Value Equity Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$821.70	1.20%	$5.48
Class C	1,000.00	817.60	2.12%	9.66
Class I	1,000.00	823.00	0.92%	4.20
Class R	1,000.00	820.00	1.52%	6.93
Class R6	1,000.00	823.00	0.82%	3.75
Class Y	1,000.00	821.60	1.18%	5.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.05	1.20%	$6.07
Class C	1,000.00	1,014.44	2.12%	10.71
Class I	1,000.00	1,020.46	0.92%	4.66
Class R	1,000.00	1,017.45	1.52%	7.69
Class R6	1,000.00	1,020.96	0.82%	4.15
Class Y	1,000.00	1,019.15	1.18%	5.97

Delaware Ivy Core Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$903.90	0.86%	$4.10
Class C	1,000.00	898.90	1.74%	8.28
Class I	1,000.00	905.60	0.45%	2.15
Class R	1,000.00	902.60	1.11%	5.29
Class R6	1,000.00	904.70	0.45%	2.15
Class Y	1,000.00	904.00	0.82%	3.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.76	0.86%	$4.36
Class C	1,000.00	1,016.34	1.74%	8.80
Class I	1,000.00	1,022.81	0.45%	2.28
Class R	1,000.00	1,019.50	1.11%	5.62
Class R6	1,000.00	1,022.81	0.45%	2.28
Class Y	1,000.00	1,020.96	0.82%	4.15

Disclosure of Fund expenses

Delaware Ivy Core Equity Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$814.40	1.01%	$4.59
Class C	1,000.00	810.80	1.91%	8.67
Class I	1,000.00	815.40	0.80%	3.64
Class R	1,000.00	812.60	1.35%	6.13
Class R6	1,000.00	815.60	0.67%	3.05
Class Y	1,000.00	815.00	0.89%	4.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.00	1.01%	$5.11
Class C	1,000.00	1,015.49	1.91%	9.65
Class I	1,000.00	1,021.06	0.80%	4.05
Class R	1,000.00	1,018.30	1.35%	6.83
Class R6	1,000.00	1,021.71	0.67%	3.40
Class Y	1,000.00	1,020.61	0.89%	4.51

Delaware Ivy Global Bond Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$924.50	0.96%	$4.63
Class C	1,000.00	921.20	1.72%	8.28
Class I	1,000.00	925.40	0.73%	3.52
Class R	1,000.00	922.50	1.38%	6.65
Class R6	1,000.00	925.60	0.72%	3.48
Class Y	1,000.00	924.70	0.96%	4.63
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.26	0.96%	$4.86
Class C	1,000.00	1,016.44	1.72%	8.69
Class I	1,000.00	1,021.41	0.73%	3.70
Class R	1,000.00	1,018.15	1.38%	6.98
Class R6	1,000.00	1,021.46	0.72%	3.65
Class Y	1,000.00	1,020.26	0.96%	4.86

Delaware Ivy Global Growth Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$794.60	1.33%	$5.98
Class C	1,000.00	790.60	2.33%	10.46
Class I	1,000.00	795.70	1.03%	4.64
Class R	1,000.00	793.30	1.63%	7.33
Class R6	1,000.00	796.10	0.97%	4.37
Class Y	1,000.00	794.40	1.33%	5.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.33%	$6.73
Class C	1,000.00	1,013.39	2.33%	11.76
Class I	1,000.00	1,019.90	1.03%	5.22
Class R	1,000.00	1,016.90	1.63%	8.24
Class R6	1,000.00	1,020.21	0.97%	4.91
Class Y	1,000.00	1,018.40	1.33%	6.73

Delaware Ivy High Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$860.80	1.01%	$4.71
Class C	1,000.00	857.80	1.69%	7.87
Class I	1,000.00	861.80	0.77%	3.59
Class R	1,000.00	859.40	1.33%	6.20
Class R6	1,000.00	862.50	0.63%	2.94
Class Y	1,000.00	860.80	1.02%	4.76
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.00	1.01%	$5.11
Class C	1,000.00	1,016.60	1.69%	8.54
Class I	1,000.00	1,021.21	0.77%	3.90
Class R	1,000.00	1,018.40	1.33%	6.73
Class R6	1,000.00	1,021.91	0.63%	3.19
Class Y	1,000.00	1,019.95	1.02%	5.16

Delaware Ivy International Core Equity Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$777.90	1.17%	$5.21
Class C	1,000.00	775.00	1.88%	8.37
Class I	1,000.00	779.60	0.79%	3.52
Class R	1,000.00	776.60	1.46%	6.50
Class R6	1,000.00	779.30	0.79%	3.52
Class Y	1,000.00	778.10	1.14%	5.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.17%	$5.92
Class C	1,000.00	1,015.64	1.88%	9.50
Class I	1,000.00	1,021.11	0.79%	4.00
Class R	1,000.00	1,017.75	1.46%	7.38
Class R6	1,000.00	1,021.11	0.79%	4.00
Class Y	1,000.00	1,019.35	1.14%	5.77

Delaware Ivy International Value Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$768.90	1.52%	$6.74
Class C	1,000.00	766.50	2.25%	9.96
Class I	1,000.00	770.40	1.13%	5.02
Class R	1,000.00	768.80	1.66%	7.36
Class R6	1,000.00	771.10	0.99%	4.40
Class Y	1,000.00	769.70	1.37%	6.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.45	1.52%	$7.69
Class C	1,000.00	1,013.79	2.25%	11.36
Class I	1,000.00	1,019.40	1.13%	5.72
Class R	1,000.00	1,016.75	1.66%	8.39
Class R6	1,000.00	1,020.10	0.99%	5.01
Class Y	1,000.00	1,018.20	1.37%	6.93

Delaware Ivy Large Cap Growth Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$765.00	0.96%	$4.25
Class C	1,000.00	761.60	1.81%	7.99
Class I	1,000.00	766.10	0.64%	2.83
Class R	1,000.00	763.50	1.30%	5.75
Class R6	1,000.00	766.00	0.64%	2.83
Class Y	1,000.00	764.60	1.00%	4.42
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.26	0.96%	$4.86
Class C	1,000.00	1,015.99	1.81%	9.15
Class I	1,000.00	1,021.86	0.64%	3.24
Class R	1,000.00	1,018.55	1.30%	6.58
Class R6	1,000.00	1,021.86	0.64%	3.24
Class Y	1,000.00	1,020.05	1.00%	5.06

Delaware Ivy Limited-Term Bond Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$972.20	0.89%	$4.40
Class C	1,000.00	968.20	1.72%	8.49
Class I	1,000.00	973.30	0.66%	3.26
Class R	1,000.00	970.60	1.22%	6.03
Class R6	1,000.00	973.80	0.54%	2.67
Class Y	1,000.00	972.10	0.91%	4.50
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.61	0.89%	$4.51
Class C	1,000.00	1,016.44	1.72%	8.69
Class I	1,000.00	1,021.76	0.66%	3.35
Class R	1,000.00	1,018.95	1.22%	6.17
Class R6	1,000.00	1,022.36	0.54%	2.74
Class Y	1,000.00	1,020.51	0.91%	4.61

Disclosure of Fund expenses

Delaware Ivy Managed International Opportunities Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$778.10	0.51%	$2.27
Class C	1,000.00	775.20	1.35%	6.01
Class I	1,000.00	779.80	0.20%	0.89
Class R	1,000.00	777.80	0.70%	3.12
Class R6	1,000.00	779.10	0.29%	1.29
Class Y	1,000.00	779.10	0.43%	1.92
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.51	0.51%	$2.59
Class C	1,000.00	1,018.30	1.35%	6.83
Class I	1,000.00	1,024.07	0.20%	1.01
Class R	1,000.00	1,021.56	0.70%	3.55
Class R6	1,000.00	1,023.61	0.29%	1.47
Class Y	1,000.00	1,022.91	0.43%	2.18

Delaware Ivy Mid Cap Growth Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$762.60	1.13%	$4.99
Class C	1,000.00	759.10	1.95%	8.60
Class I	1,000.00	763.80	0.79%	3.49
Class R	1,000.00	761.10	1.46%	6.45
Class R6	1,000.00	763.70	0.79%	3.49
Class Y	1,000.00	762.40	1.14%	5.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.13%	$5.72
Class C	1,000.00	1,015.29	1.95%	9.85
Class I	1,000.00	1,021.11	0.79%	4.00
Class R	1,000.00	1,017.75	1.46%	7.38
Class R6	1,000.00	1,021.11	0.79%	4.00
Class Y	1,000.00	1,019.35	1.14%	5.77

Delaware Ivy Mid Cap Income Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$837.20	1.18%	$5.43
Class C	1,000.00	833.80	1.93%	8.87
Class I	1,000.00	838.20	0.83%	3.82
Class R	1,000.00	835.70	1.50%	6.90
Class R6	1,000.00	838.60	0.83%	3.83
Class Y	1,000.00	837.00	1.20%	5.53
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.18%	$5.97
Class C	1,000.00	1,015.39	1.93%	9.75
Class I	1,000.00	1,020.91	0.83%	4.20
Class R	1,000.00	1,017.55	1.50%	7.59
Class R6	1,000.00	1,020.91	0.83%	4.20
Class Y	1,000.00	1,019.05	1.20%	6.07

Delaware Ivy Municipal Bond Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$906.60	0.82%	$3.92
Class C	1,000.00	902.20	1.80%	8.58
Class I	1,000.00	907.40	0.66%	3.16
Class R6	1,000.00	907.70	0.60%	2.87
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.96	0.82%	$4.15
Class C	1,000.00	1,016.04	1.80%	9.10
Class I	1,000.00	1,021.76	0.66%	3.35
Class R6	1,000.00	1,022.06	0.60%	3.04

Delaware Ivy Municipal High Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$887.90	0.90%	$4.26
Class C	1,000.00	884.90	1.58%	7.47
Class I	1,000.00	889.20	0.61%	2.89
Class R6	1,000.00	889.20	0.62%	2.94
Class Y	1,000.00	887.90	0.92%	4.35
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.56	0.90%	$4.56
Class C	1,000.00	1,017.15	1.58%	7.99
Class I	1,000.00	1,022.01	0.61%	3.09
Class R6	1,000.00	1,021.96	0.62%	3.14
Class Y	1,000.00	1,020.46	0.92%	4.66

Delaware Ivy Small Cap Growth Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$778.20	1.27%	$5.66
Class C	1,000.00	774.80	1.99%	8.85
Class I	1,000.00	779.80	0.89%	3.97
Class R	1,000.00	777.40	1.56%	6.95
Class R6	1,000.00	779.70	0.89%	3.97
Class Y	1,000.00	778.20	1.24%	5.53
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.70	1.27%	$6.43
Class C	1,000.00	1,015.09	1.99%	10.05
Class I	1,000.00	1,020.61	0.89%	4.51
Class R	1,000.00	1,017.25	1.56%	7.89
Class R6	1,000.00	1,020.61	0.89%	4.51
Class Y	1,000.00	1,018.85	1.24%	6.28

Delaware Ivy Smid Cap Core Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$828.00	1.31%	$6.00
Class C	1,000.00	825.20	2.06%	9.43
Class I	1,000.00	829.80	0.89%	4.08
Class R	1,000.00	827.20	1.56%	7.15
Class R6	1,000.00	829.90	0.89%	4.08
Class Y	1,000.00	828.30	1.26%	5.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.50	1.31%	$6.63
Class C	1,000.00	1,014.74	2.06%	10.40
Class I	1,000.00	1,020.61	0.89%	4.51
Class R	1,000.00	1,017.25	1.56%	7.89
Class R6	1,000.00	1,020.61	0.89%	4.51
Class Y	1,000.00	1,018.75	1.26%	6.38

Delaware Ivy Systematic Emerging Markets Equity Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/22 to
	4/1/22	9/30/22	Ratio	9/30/22*
Actual Fund return†
Class A	$1,000.00	$776.80	1.12%	$4.99
Class C	1,000.00	774.00	1.88%	8.36
Class I	1,000.00	778.00	0.81%	3.61
Class R	1,000.00	775.80	1.43%	6.37
Class R6	1,000.00	778.30	0.77%	3.43
Class Y	1,000.00	777.00	1.14%	5.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.45	1.12%	$5.67
Class C	1,000.00	1,015.64	1.88%	9.50
Class I	1,000.00	1,021.01	0.81%	4.10
Class R	1,000.00	1,017.90	1.43%	7.23
Class R6	1,000.00	1,021.21	0.77%	3.90
Class Y	1,000.00	1,019.35	1.14%	5.77

Disclosure of Fund expenses

Delaware Ivy Value Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$843.20	1.11%	$5.13
Class C	1,000.00	839.70	1.93%	8.90
Class I	1,000.00	843.80	0.88%	4.07
Class R	1,000.00	840.20	1.80%	8.30
Class R6	1,000.00	844.60	0.74%	3.42
Class Y	1,000.00	843.30	1.13%	5.22
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.50	1.11%	$5.62
Class C	1,000.00	1,015.39	1.93%	9.75
Class I	1,000.00	1,020.66	0.88%	4.46
Class R	1,000.00	1,016.04	1.80%	9.10
Class R6	1,000.00	1,021.36	0.74%	3.75
Class Y	1,000.00	1,019.40	1.13%	5.72

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The tables above and on the previous pages do not reflect the expenses of any applicable Underlying Funds.

Security type / country and sector allocations

Delaware Global Value Equity Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	98.39%
Denmark	3.69%
France	10.73%
Germany	8.79%
Japan	6.35%
Netherlands	3.67%
Norway	0.01%
South Africa	0.01%
Spain	3.95%
Sweden	5.46%
Switzerland	9.93%
United Kingdom	12.19%
United States	33.61%
Exchange-Traded Fund	0.93%
Rights	0.46%
Securities Lending Collateral	3.09%
Total Value of Securities	102.87%
Obligation to Return Securities Lending Collateral	(3.09%)
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%

Common stocks and preferred stocks by sector♦	Percentage of net assets
Communication Services	1.89%
Consumer Discretionary	9.06%
Consumer Staples*	42.77%
Energy	0.01%
Financials	0.00%
Healthcare	23.51%
Industrials	8.46%
Information Technology	9.33%
Materials	3.36%
Utilities	0.00%
Total	98.39%

♦ Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.

* To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Consumer Staples (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Food, and Household Products/Wares. As of September 30, 2022, such amounts, as a percentage of total net assets were 5.22%, 8.12%, 22.18%, and 7.25%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

Security type / sector allocations

Delaware Ivy Core Bond Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	2.25%
Agency Commercial Mortgage-Backed Security	1.20%
Agency Mortgage-Backed Securities	15.17%
Corporate Bonds	42.34%
Banking	11.47%
Basic Industry	0.66%
Basic Materials	0.15%
Brokerage	0.91%
Capital Goods	1.03%
Communications	2.27%
Consumer Cyclical	2.92%
Consumer Non-Cyclical	3.39%
Electric	5.53%
Energy	5.60%
Finance Companies	2.20%
Industrials	0.16%
Insurance	1.56%
Natural Gas	0.82%
Real Estate Investment Trusts	0.20%
Technology	1.39%
Transportation	2.08%
Municipal Bonds	1.82%
Non-Agency Asset-Backed Securities	8.84%
Non-Agency Collateralized Mortgage Obligations	9.99%
Non-Agency Commercial Mortgage-Backed Securities	6.21%
Sovereign Bonds	2.56%
US Treasury Obligations	8.31%
Preferred Stock	0.57%
Total Value of Securities	99.26%
Receivables and Other Assets Net of Liabilities	0.74%
Total Net Assets	100.00%

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Core Equity Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Common Stocks	95.22%
Communication Services	5.51%
Consumer Discretionary	6.04%
Consumer Staples	4.75%
Energy	3.07%
Financials	18.00%
Healthcare	17.69%
Industrials	9.74%
Information Technology	23.27%
Materials	3.82%
Utilities	3.33%
Short-Term Investments	4.78%
Securities Lending Collateral	0.05%
Total Value of Securities	100.05%
Obligation to Return Securities Lending Collateral	(0.05%)
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	7.91%
UnitedHealth Group	6.27%
Alphabet Class A	3.68%
NextEra Energy	3.33%
Danaher	3.32%
Apple	3.25%
Progressive	2.86%
Eli Lilly & Co.	2.72%
United Rentals	2.70%
TE Connectivity	2.68%

Security type / country and sector allocations

Delaware Ivy Global Bond Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / country	Percentage of net assets
Agency Mortgage-Backed Securities	3.03%
Corporate Bonds	49.57%
Australia	1.97%
Brazil	0.44%
Canada	0.79%
Chile	0.77%
China	0.39%
Colombia	0.30%
Czech Republic	0.13%
France	0.91%
Germany	1.86%
Guatemala	0.42%
India	1.92%
Indonesia	1.33%
Israel	0.64%
Italy	0.18%
Japan	0.95%
Kazakhstan	0.97%
Kuwait	1.23%
Malaysia	0.14%
Mexico	2.21%
Netherlands	2.94%
New Zealand	0.28%
Paraguay	0.36%
Peru	0.92%
Republic of Korea	0.44%
Singapore	0.51%
South Africa	0.17%
Spain	0.87%
Switzerland	0.79%
Tanzania	0.27%
Thailand	0.16%
United Arab Emirates	0.82%
United Kingdom	1.31%
United States	22.18%
Sovereign Bonds	18.39%
Albania	0.15%
Angola	0.45%
Armenia	0.16%
Bermuda	0.50%
Chile	1.19%
Colombia	1.55%
Dominican Republic	1.02%
Egypt	0.20%
Finland	1.68%
Georgia	0.17%
Germany	0.79%
Indonesia	0.84%
Italy	0.65%
Ivory Coast	1.05%
Morocco	0.61%
Netherlands	0.52%
Norway	1.40%
Paraguay	1.55%
Republic of North Macedonia	0.31%
Senegal	0.38%
South Africa	0.73%
Spain	0.60%
United Kingdom	0.68%
Uzbekistan	1.21%
Supranational Banks	2.07%
US Treasury Obligations	25.54%
Options Purchased	0.18%
Securities Lending Collateral	1.11%
Options Written	(0.07%)
Total Value of Securities	99.82%
Obligation to Return Securities Lending Collateral	(1.11%)
Receivables and Other Assets Net of Liabilities	1.29%
Total Net Assets	100.00%

Corporate bonds by sector	Percentage of net assets
Banking	25.98%
Basic Industry	1.12%
Brokerage	0.16%
Capital Goods	1.02%
Communications	2.12%
Consumer Cyclical	2.21%
Consumer Non-Cyclical	1.57%
Electric	2.11%
Energy	3.33%
Finance Companies	0.97%
Financials	1.21%
Industrials	0.17%
Information Technology	0.60%
Insurance	0.94%
Natural Gas	1.21%
Technology	1.61%
Transportation	1.58%
Utilities	1.66%
Total	49.57%

Security type / sector and country allocations

Delaware Ivy Global Growth Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	99.44%
Canada	3.47%
China	2.46%
China/Hong Kong	2.85%
Denmark	1.72%
France	5.81%
Germany	5.09%
Hong Kong	1.16%
India	5.45%
Israel	1.79%
Italy	1.19%
Japan	3.47%
Taiwan	2.18%
United Kingdom	3.47%
United States	59.33%
Short-Term Investments	0.43%
Securities Lending Collateral	0.21%
Total Value of Securities	100.08%
Obligation to Return Securities Lending Collateral	(0.21%)
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

Common stocks by sector	Percentage of net assets
Communication Services	7.25%
Consumer Discretionary	13.75%
Consumer Staples	7.21%
Energy	6.60%
Financials	12.34%
Healthcare	16.89%
Industrials	10.85%
Information Technology	21.39%
Materials	0.86%
Utilities	2.30%
Total	99.44%

Security type / sector allocations

Delaware Ivy High Income Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.16%
Corporate Bonds	78.95%
Automotive	0.58%
Banking	0.44%
Basic Industry	3.01%
Capital Goods	3.07%
Communications	8.33%
Consumer Goods	2.28%
Energy	11.43%
Financial Services	4.27%
Healthcare	8.28%
Insurance	3.49%
Leisure	5.56%
Media	11.76%
Real Estate	0.06%
Retail	3.15%
Services	4.50%
Technology & Electronics	3.72%
Transportation	2.49%
Utilities	2.53%
Municipal Bonds	0.69%
Loan Agreements	12.21%
Common Stocks	3.14%
Basic Industry	0.66%
Consumer Goods	0.00%
Energy	0.53%
Leisure	0.51%
Media	0.00%
Retail	0.35%
Services	1.03%
Utilities	0.06%
Preferred Stock	0.08%
Warrants	0.02%
Short-Term Investments	3.26%
Securities Lending Collateral	1.01%
Total Value of Securities	99.52%
Obligation to Return Securities Lending Collateral	(1.01%)
Receivables and Other Assets Net of Liabilities	1.49%
Total Net Assets	100.00%

(continues)	13

Security type / sector and country allocations

Delaware Ivy International Core Equity Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	95.96%
Australia	1.26%
Austria	1.00%
Brazil	4.12%
Canada	7.69%
China	11.94%
Denmark	4.02%
France	13.07%
Germany	11.14%
Hong Kong	1.52%
India	0.76%
Japan	9.15%
Netherlands	3.76%
Norway	1.43%
Republic of Korea	3.76%
Spain	1.48%
Switzerland	0.96%
Taiwan	1.92%
United Kingdom	10.71%
United States	6.27%
Short-Term Investments	2.62%
Securities Lending Collateral	1.33%
Total Value of Securities	99.91%
Obligation to Return Securities Lending Collateral	(1.33%	)
Receivables and Other Assets Net of Liabilities	1.42%
Total Net Assets	100.00%

Common stocks by sector	Percentage of net assets
Communication Services	3.65%
Consumer Discretionary	17.42%
Consumer Staples	8.95%
Energy	10.78%
Financials	16.37%
Healthcare	10.50%
Industrials	15.15%
Information Technology	7.38%
Materials	3.22%
Utilities	2.54%
Total	95.96%

Security type / sector and country allocations

Delaware Ivy International Value Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	96.14%
Denmark	5.03%
Finland	0.01%
France	16.92%
Germany	11.72%
Hong Kong	0.01%
Japan	11.39%
Netherlands	4.74%
Spain	5.63%
Sweden	8.13%
Switzerland	15.52%
United Kingdom	17.04%
Exchange-Traded Funds	1.96%
Rights	0.72%
Securities Lending Collateral	3.38%
Total Value of Securities	102.20%
Obligation to Return Securities Lending Collateral	(3.38% )
Receivables and Other Assets Net of Liabilities	1.18%
Total Net Assets	100.00%

Common stocks by sector t	Percentage of net assets
Communication Services	5.60%
Consumer Discretionary	14.21%
Consumer Staples*	34.90%
Energy	0.02%
Financials	0.03%
Healthcare	16.71%
Industrials	10.03%
Information Technology	9.80%
Materials	4.84%
Total	96.14%

t Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Food and Retail. As of September 30, 2022, such amounts, as a percentage of total net assets were 7.24%, 11.04%, 16.61%, and 0.01%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

(continues)	15

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Large Cap Growth Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks t	98.70%
Communication Services	9.59%
Consumer Discretionary	13.48%
Consumer Staples	3.35%
Financials	4.57%
Healthcare	9.33%
Industrials	10.50%
Information Technology*	47.88%
Securities Lending Collateral	0.13%
Total Value of Securities	98.83%
Obligation to Return Securities Lending Collateral	(0.13%	)
Receivables and Other Assets Net of Liabilities	1.30%
Total Net Assets	100.00%

t Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of communications, consumer, non-cyclical, financial and technology. As of September 30, 2022, such amounts, as a percentage of total net assets were 8.74%, 1.14%, 5.33%, and 32.67% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	12.49%
Apple	9.05%
Amazon.com	6.52%
Alphabet Class A	5.57%
Visa Class A	5.32%
CoStar Group	4.60%
Motorola Solutions	4.54%
UnitedHealth Group	4.33%
VeriSign	4.21%
Electronic Arts	3.15%

Security type / sector allocations

Delaware Ivy Limited-Term Bond Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.39%
Agency Commercial Mortgage-Backed Securities	9.93%
Collateralized Debt Obligations	8.81%
Corporate Bonds	65.81%
Banking	17.49%
Basic Industry	1.62%
Brokerage	0.65%
Capital Goods	6.02%
Communications	6.51%
Consumer Cyclical	5.56%
Consumer Non-Cyclical	5.32%
Electric	3.50%
Energy	5.04%
Finance Companies	1.76%
Insurance	4.67%
Natural Gas	0.54%
Real Estate Investment Trusts	2.39%
Technology	4.18%
Transportation	0.56%
Non-Agency Asset-Backed Securities	3.98%
Supranational Bank	0.21%
US Treasury Obligations	8.72%
Short-Term Investments	0.73%
Securities Lending Collateral	0.13%
Total Value of Securities	98.71%
Obligation to Return Securities Lending Collateral	(0.13%	)
Receivables and Other Assets Net of Liabilities	1.42%
Total Net Assets	100.00%

(continues)	17

Security type

Delaware Ivy Managed International Opportunities Fund

As of September 30, 2022 (Unaudited)

Security type	Percentage of net assets
Affiliated Mutual Funds	99.55%
Short-Term Investments	0.58%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%	)
Total Net Assets	100.00%

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Mid Cap Growth Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks t	100.05%
Communication Services	7.94%
Consumer Discretionary	17.38%
Consumer Staples	1.31%
Financials	6.72%
Healthcare	18.91%
Industrials	15.22%
Information Technology*	32.55%
Materials	0.02%
Short-Term Investments	0.03%
Securities Lending Collateral	1.41%
Total Value of Securities	101.49%
Obligation to Return Securities Lending Collateral	(1.41%	)
Liabilities Net of Receivables and Other Assets	(0.08%	)
Total Net Assets	100.00%

t Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.

*To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Electronic Component & Equipment, Electronics, Office/Business Equipment, Semiconductors, software, and telecommunications. As of September 30, 2022, such amounts, as a percentage of total net assets were 2.87%, 3.22%, 5.28%, 0.30%, 9.02%, 8.82%, and 3.04% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
CoStar Group	4.73%
Dexcom	3.29%
Chipotle Mexican Grill	3.05%
Arista Networks	3.04%
Monolithic Power Systems	2.89%
Pinterest Class A	2.49%
MarketAxess Holdings	2.49%
Paycom Software	2.40%
HEICO Class A	2.27%
Microchip Technology	2.18%

(continues)	19

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Mid Cap Income Opportunities Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.08%
Consumer Discretionary	22.59%
Consumer Staples	8.28%
Financials	20.14%
Healthcare	2.76%
Industrials	17.16%
Information Technology	16.72%
Materials	11.43%
Short-Term Investments	0.88%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Glacier Bancorp	3.11%
Umpqua Holdings	3.08%
Tractor Supply	2.97%
Fastenal	2.94%
Service Corp. International	2.92%
nVent Electric	2.92%
Arthur J. Gallagher & Co.	2.91%
Vail Resorts	2.90%
Darden Restaurants	2.90%
Watsco	2.90%

Security type / sector / state / territory allocations

Delaware Ivy Municipal Bond Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.03%
Corporate Revenue Bonds	11.98%
Education Revenue Bonds	5.62%
Electric Revenue Bonds	8.08%
Healthcare Revenue Bonds	11.81%
Housing Revenue Bonds	0.90%
Lease Revenue Bonds	5.80%
Local General Obligation Bonds	4.67%
Pre-Refunded/Escrowed to Maturity Bonds	2.04%
Special Tax Revenue Bonds	17.59%
State General Obligation Bonds	8.18%
Transportation Revenue Bonds	16.19%
Water & Sewer Revenue Bonds	6.17%
Short-Term Investments	0.08%
Total Value of Securities	99.11%
Receivables and Other Assets Net of Liabilities	0.89%
Total Net Assets	100.00%

*As of the date of this report, Delaware Ivy Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	0.95%
Arizona	3.63%
California	12.50%
Colorado	0.51%
District of Columbia	1.78%
Florida	4.58%
Georgia	0.86%
Guam	1.19%
Hawaii	0.35%
Illinois	6.34%
Indiana	0.46%
Iowa	0.43%
Massachusetts	0.72%
Michigan	1.91%
Missouri	1.67%
Nebraska	0.69%
New Jersey	2.04%
New York	17.21%
North Carolina	1.61%
Ohio	3.58%
Oregon	1.40%
Pennsylvania	2.74%
Puerto Rico	15.30%
South Carolina	0.06%
Texas	12.90%
US Virgin Islands	0.71%
Utah	0.97%
Washington	1.60%
Wisconsin	0.42%
Total Value of Securities	99.11%

(continues)	21

Security type / sector / state / territory allocations

Delaware Ivy Municipal High Income Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.69%
Corporate Revenue Bonds	19.72%
Education Revenue Bonds	14.99%
Electric Revenue Bonds	3.97%
Healthcare Revenue Bonds	14.70%
Housing Revenue Bond	0.08%
Lease Revenue Bonds	1.98%
Local General Obligation Bonds	3.10%
Pre-Refunded/Escrowed to Maturity Bonds	5.48%
Special Tax Revenue Bonds	14.79%
State General Obligation Bonds	8.80%
Transportation Revenue Bonds	9.15%
Water & Sewer Revenue Bond	0.93%
Short-Term Investments	0.75%
Total Value of Securities	98.44%
Receivables and Other Assets Net of Liabilities	1.56%
Total Net Assets	100.00%

*As of the date of this report, Delaware Ivy Municipal High Income Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	4.29%
Arizona	2.07%
Arkansas	0.57%
California	11.33%
Colorado	2.93%
Connecticut	0.36%
District of Columbia	1.57%
Florida	4.12%
Georgia	2.00%
Guam	0.88%
Illinois	4.00%
Indiana	0.97%
Iowa	0.77%
Kansas	0.79%
Kentucky	0.64%
Louisiana	0.00%
Maine	0.16%
Massachusetts	0.86%
Michigan	3.76%
Missouri	1.97%
Nevada	0.45%
New Hampshire	0.25%
New Jersey	0.88%
New York	6.24%
North Carolina	0.53%
Ohio	2.74%
Oklahoma	0.40%
Oregon	0.40%
Pennsylvania	4.43%
Puerto Rico	20.61%
Rhode Island	0.79%
Texas	9.92%
US Virgin Islands	0.21%
Utah	0.57%
Vermont	0.15%
Virginia	2.19%
Washington	0.80%
Wisconsin	2.84%
Total Value of Securities	98.44%

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Small Cap Growth Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.43%
Communication Services	2.68%
Consumer Discretionary	13.98%
Consumer Staples	5.46%
Energy	4.50%
Financials	4.04%
Healthcare	24.34%
Industrials	17.50%
Information Technology	24.94%
Materials	1.26%
Real Estate	0.73%
Short-Term Investments	0.67%
Securities Lending Collateral	1.52%
Total Value of Securities	101.62%
Obligation to Return Securities Lending Collateral	(1.52%	)
Liabilities Net of Receivables and Other Assets	(0.10%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
BJ’s Wholesale Club Holdings	3.07%
Globant	2.59%
Marriott Vacations Worldwide	2.53%
Paycor HCM	2.52%
Nexstar Media Group	2.45%
Clean Harbors	2.28%
Viavi Solutions	2.18%
Progyny	2.10%
Kinsale Capital Group	2.07%
Pacira BioSciences	2.07%

(continues)	23

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Smid Cap Core Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.65%
Basic Materials	7.70%
Business Services	4.97%
Capital Goods	11.39%
Communication Services	0.83%
Consumer Discretionary	5.69%
Consumer Services	2.01%
Consumer Staples	2.87%
Credit Cyclicals	2.65%
Energy	5.93%
Financials	15.46%
Healthcare	12.96%
Media	1.57%
Real Estate Investment Trusts	6.50%
Technology	13.19%
Transportation	2.94%
Utilities	1.99%
Short-Term Investments	1.73%
Securities Lending Collateral	1.41%
Total Value of Securities	101.79%
Obligation to Return Securities Lending Collateral	(1.41%	)
Liabilities Net of Receivables and Other Assets	(0.38%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Diamondback Energy	2.20%
Reliance Steel & Aluminum	1.90%
Liberty Energy Class A	1.87%
Chesapeake Energy	1.85%
Quanta Services	1.57%
ExlService Holdings	1.43%
East West Bancorp	1.43%
Casey’s General Stores	1.35%
Huntsman	1.34%
Five Below	1.29%

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Systematic Emerging Markets Equity Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	98.06%
Communication Services	11.14%
Consumer Discretionary	12.84%
Consumer Staples	7.74%
Energy	6.41%
Financials	21.01%
Healthcare	1.91%
Industrials	5.29%
Information Technology	21.79%
Materials	8.02%
Real Estate	1.39%
Utilities	0.52%
Preferred Stocks	1.89%
Short-Term Investments	0.20%
Securities Lending Collateral	0.28%
Total Value of Securities	100.43%
Obligation to Return Securities Lending Collateral	(0.28%	)
Liabilities Net of Receivables and Other Assets	(0.15%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Taiwan Semiconductor Manufacturing	6.71%
Samsung Electronics	5.37%
Tencent Holdings	4.49%
ICICI Bank	2.47%
Bharti Airtel	2.13%
Reliance Industries	2.00%
Infosys	1.88%
Larsen & Toubro	1.69%
Bank Central Asia	1.59%
Al Rajhi Bank	1.46%

(continues)	25

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Value Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	97.77%
Communication Services	6.63%
Consumer Discretionary	6.80%
Consumer Staples	6.44%
Energy	8.66%
Financials	19.09%
Healthcare	17.86%
Industrials	10.36%
Information Technology	7.81%
Materials	4.39%
Real Estate	2.27%
REIT Diversified	2.31%
Utilities	5.15%
Short-Term Investments	1.98%
Total Value of Securities Before Options Written	99.75%
Options Written	0.00%
Receivables and Other Assets Net of Liabilities	0.25%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Exxon Mobil	4.90%
Marathon Petroleum	3.76%
CVS Health	3.38%
Elevance Health	3.33%
Philip Morris International	3.23%
Walmart	3.22%
McKesson	3.09%
Allstate	2.91%
Wells Fargo & Co.	2.88%
Regeneron Pharmaceuticals	2.84%

Schedules of investments

Delaware Global Value Equity Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 98.39%Δ
Denmark — 3.69%
Novo Nordisk Class B	124,430	$12,395,444
		12,395,444
France — 10.73%
Air Liquide	98,440	11,251,605
Danone	196,940	9,312,374
Euroapi †	25	415
Orange	701,040	6,340,583
Sodexo	121,700	9,139,716
		36,044,693
Germany — 8.79%
adidas AG	68,700	7,897,837
Fresenius Medical Care AG & Co.	185,060	5,213,699
Knorr-Bremse	122,720	5,269,996
SAP	136,670	11,137,945
		29,519,477
Japan — 6.35%
Asahi Group Holdings	169,100	5,271,875
Kao	231,200	9,407,612
Makita	192,800	3,741,350
Seven & i Holdings	72,600	2,916,345
		21,337,182
Netherlands — 3.67%
Koninklijke Ahold Delhaize	484,340	12,336,840
		12,336,840
Norway — 0.01%
Aker BP *	475	13,649
		13,649
South Africa — 0.01%
Anglo American	500	15,013
		15,013
Spain — 3.95%
Amadeus IT Group †	286,360	13,276,406
		13,276,406
Sweden — 5.46%
Essity Class B	355,920	7,031,840
H & M Hennes & Mauritz Class B *	520,710	4,814,017
Orron Energy	500	892
Securitas Class B *	935,230	6,492,403
		18,339,152
Switzerland — 9.93%
Nestle	140,740	15,222,062
Roche Holding	29,270	9,528,344
Swatch Group	38,320	8,606,614
		33,357,020
United Kingdom — 12.19%
3i Group	1,000	12,007
Diageo	290,900	12,245,008
Intertek Group	133,400	5,473,279
Smith & Nephew	1,071,390	12,366,826
Unilever	246,580	10,834,689
		40,931,809
United States — 33.61%
Clorox	96,880	12,438,423
Conagra Brands	297,270	9,699,920
Henry Schein †	198,930	13,083,626
Ingredion	125,250	10,085,130
Kimberly-Clark	105,690	11,894,353
Lamb Weston Holdings	192,910	14,927,376
Merck & Co.	181,650	15,643,697
Otis Worldwide	56,560	3,608,528
Parker-Hannifin	15,950	3,864,844
Pfizer	244,560	10,701,946
Visa Class A *	38,920	6,914,138
		112,861,981
Total Common Stocks (cost $414,167,913)		330,428,666

Exchange-Traded Fund – 0.93%
Vanguard S&P 500 ETF	9,530	3,128,699
Total Exchange-Traded Fund (cost $3,398,294)		3,128,699

Rights – 0.46%Δ
Sweden — 0.46%
Securitas Class B *, †	3,740,920	1,560,732
Total Rights (cost $2,182,590)		1,560,732
Total Value of Securities Before Securities Lending Collateral–99.78% (cost $419,748,797)		335,118,097

Schedules of investments

Delaware Global Value Equity Fund

	Number of shares	Value (US $)
Securities Lending Collateral** – 3.09%
Money Market Mutual Fund — 3.09%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	10,376,075	$10,376,075
Total Securities Lending Collateral (cost $10,376,075)		10,376,075
Total Value of Securities–102.87% (cost $430,124,872)		$345,494,172■

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 7 in “Security type / country and sector allocations.”
†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $17,472,258 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $7,944,181.
The following foreign currency exchange contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	DKK	(845,379)	USD	111,300	10/3/22	$—	$(155)
BNYM	EUR	(329,534)	USD	322,468	10/3/22	—	(556)
BNYM	EUR	(394,516)	USD	386,807	10/4/22	56	—
BNYM	GBP	(309,560)	USD	342,003	10/3/22	—	(3,658)
BNYM	GBP	(142,409)	USD	159,085	10/4/22	64	—
Total Foreign Currency Exchange Contracts						$120	$(4,369)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

AG – Aktiengesellschaft

BNYM – Bank of New York Mellon

ETF – Exchange-Traded Fund

S&P – Standard & Poor’s Financial Services LLC

Summary of currencies:

DKK – Danish Krone

EUR – European Monetary Unit

GBP – British Pound Sterling

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Core Bond Fund

September 30, 2022 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.25%
Fannie Mae Connecticut Avenue Securities
Series 2014-C01 M2 7.484% (LIBOR01M + 4.40%) 1/25/24 ●	1,298,749	$1,316,521
Series 2015-C01 1M2 7.384% (LIBOR01M + 4.30%) 2/25/25 ●	385,243	393,131
Freddie Mac REMICs Series 2557 HL 5.30% 1/15/33	22,902	23,196
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA1 M3 6.384% (LIBOR01M + 3.30%) 10/25/27 ●	2,804,561	2,830,212
Series 2016-DNA1 M3 8.634% (LIBOR01M + 5.55%) 7/25/28 ●	2,475,780	2,604,267
Series 2017-DNA2 M2R 4.034% (LIBOR01M + 0.95%) 10/25/29 ●	4,522,987	4,244,715
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	577,195	535,875
Series 2016-SC02 1A 3.00% 10/25/46	186,698	170,576
GNMA Series 2005-23 IO 1.00% 6/17/45 ●, ^	61,356	4
Total Agency Collateralized Mortgage Obligations (cost $12,449,152)		12,118,497

Agency Commercial Mortgage-Backed Security — 1.20%
Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10 144A 6.334% (LIBOR01M + 3.25%, Floor 3.25%) 10/25/49 #, ●	6,828,844	6,475,125
Total Agency Commercial Mortgage-Backed Security (cost $6,887,013)		6,475,125

Agency Mortgage-Backed Securities — 15.17%
Fannie Mae 2.50% 11/1/27	209,322	191,515
Fannie Mae S.F. 15 yr
3.50% 11/1/25	47,459	44,974
3.50% 6/1/26	108,712	103,343
4.50% 4/1/25	15,504	15,250
6.00% 8/1/23	5,646	5,643
Fannie Mae S.F. 20 yr
3.50% 12/1/32	493,404	465,524
4.00% 8/1/42	596,835	560,407
4.00% 9/1/42	2,858,001	2,683,555
5.00% 7/1/23	4,219	4,134
5.50% 2/1/24	3,019	3,004
Fannie Mae S.F. 30 yr
2.00% 4/1/51	4,134,510	3,366,527
2.50% 2/1/52	3,218,920	2,710,696
3.00% 9/1/42	762,581	683,958
3.00% 5/1/43	1,063,439	952,435
3.00% 1/1/46	478,665	421,954
3.00% 12/1/51	1,727,851	1,518,048
3.50% 4/1/41	656,696	604,847
3.50% 11/1/41	984,850	904,873
3.50% 1/1/42	264,846	244,444
3.50% 8/1/42	668,678	616,653
3.50% 1/1/43	321,587	295,378
3.50% 2/1/43	586,461	543,737
3.50% 5/1/45	241,042	221,445
3.50% 6/1/45	555,819	510,847
3.50% 7/1/45	649,988	597,277
3.50% 8/1/45	242,869	223,149
3.50% 8/1/45	202,369	186,032
3.50% 9/1/45	537,716	494,015
3.50% 12/1/47	4,513,828	4,116,201
4.00% 12/1/40	208,268	197,740
4.00% 4/1/41	448,729	427,732
4.00% 8/1/41	194,028	184,975
4.00% 9/1/41	242,527	231,182
4.00% 10/1/41	370,873	353,510
4.00% 1/1/44	439,969	420,936
4.00% 4/1/44	872,687	829,344
4.00% 2/1/47	183,095	171,306
4.50% 5/1/35	51,889	50,717
4.50% 7/1/35	66,748	64,960
4.50% 6/1/39	41,290	40,453
4.50% 10/1/40	217,530	213,121
4.50% 4/1/41	82,751	81,069
4.50% 4/1/41	373,073	365,489
4.50% 4/1/41	123,348	120,851
4.50% 7/1/41	77,225	75,462
4.50% 7/1/41	167,275	163,892
5.00% 3/1/34	4,057	4,005
5.00% 5/1/34	2,961	2,911
5.00% 12/1/34	110,261	110,925
5.00% 7/1/35	14,107	13,957
5.00% 7/1/35	109,884	110,742
5.00% 7/1/35	17,240	17,375
5.00% 7/1/35	1,533	1,511
5.00% 7/1/35	3,012	2,940
5.00% 7/1/35	1,884	1,838
5.00% 2/1/36	10,692	10,756

Schedules of investments

Delaware Ivy Core Bond Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 4/1/38	67,849	$67,719
5.00% 12/1/39	119,739	120,687
5.00% 3/1/40	243,793	244,919
5.00% 4/1/41	76,865	77,472
5.00% 9/1/52	5,709,304	5,567,658
5.00% 10/1/52	4,593,000	4,479,010
5.50% 8/1/52	5,157,615	5,147,527
5.50% 10/1/52	3,490,202	3,476,941
6.00% 8/1/29	7,251	7,374
6.00% 9/1/32	6,627	6,965
6.00% 10/1/32	76,096	79,201
6.00% 10/1/32	38,968	40,089
6.00% 11/1/32	88,218	92,726
6.00% 11/1/32	24,156	25,308
6.00% 3/1/33	20,644	20,985
6.00% 3/1/33	11,026	11,310
6.00% 3/1/33	67,593	71,010
6.00% 6/1/33	19,539	19,862
6.00% 10/1/33	15,109	15,359
6.00% 12/1/33	32,375	33,901
6.00% 1/1/34	12,456	13,085
6.00% 8/1/34	11,021	11,205
6.00% 9/1/34	26,504	27,845
6.00% 11/1/34	41,900	42,644
6.00% 11/1/36	14,242	14,963
6.00% 1/1/37	15,372	16,151
6.00% 5/1/37	36,631	38,487
6.00% 8/1/37	18,889	19,736
6.00% 10/1/38	40,396	42,641
6.50% 12/1/31	2,596	2,680
6.50% 2/1/32	14,335	14,853
6.50% 2/1/32	7,881	8,156
6.50% 2/1/32	14,565	15,092
6.50% 4/1/32	5,229	5,437
6.50% 5/1/32	5,110	5,267
6.50% 5/1/32	3,255	3,355
6.50% 7/1/32	3,368	3,474
6.50% 8/1/32	2,312	2,382
6.50% 8/1/32	3,600	3,712
6.50% 9/1/32	6,821	7,030
6.50% 9/1/32	1,990	2,051
6.50% 9/1/32	5,954	6,136
6.50% 10/1/32	12,020	12,388
6.50% 8/1/33	6,830	7,039
6.50% 9/1/34	23,522	24,242
6.50% 11/1/34	2,141	2,217
6.50% 3/1/35	49,579	51,505
7.00% 9/1/31	1,895	1,927
7.00% 11/1/31	26,573	27,164
7.00% 2/1/32	3,203	3,246
7.00% 2/1/32	15,819	16,504
7.00% 3/1/32	34,210	36,012
7.50% 5/1/31	9,676	9,968
Freddie Mac S.F. 15 yr
2.50% 4/1/28	127,456	121,625
3.50% 8/1/26	83,289	79,151
5.00% 4/1/23	5,170	5,187
Freddie Mac S.F. 20 yr
3.50% 5/1/32	324,718	306,375
5.00% 5/1/29	11,943	11,694
Freddie Mac S.F. 30 yr
2.50% 5/1/52	696,427	585,023
3.00% 8/1/42	451,104	404,594
3.00% 1/1/43	623,788	558,974
3.00% 2/1/43	795,806	713,743
3.50% 8/1/42	440,673	404,896
4.00% 10/1/40	104,480	97,953
4.00% 11/1/40	227,031	216,394
4.00% 2/1/41	476,020	451,426
4.00% 3/1/41	160,917	152,591
4.00% 6/1/41	179,539	171,140
4.00% 8/1/41	73,027	69,519
4.00% 11/1/41	918,036	875,036
4.00% 8/1/52	1,396,072	1,299,070
4.00% 9/1/52	1,665,000	1,548,483
4.50% 1/1/41	153,061	149,556
4.50% 3/1/41	94,401	92,238
4.50% 4/1/41	162,715	159,411
4.50% 4/1/41	126,343	122,598
4.50% 9/1/52	2,883,000	2,756,364
4.50% 9/1/52	2,343,000	2,238,365
4.50% 9/1/52	5,966,000	5,699,566
5.00% 9/1/34	201	196
5.00% 8/1/35	13,270	13,375
5.00% 11/1/35	39,782	40,094
5.00% 12/1/35	7,829	7,865
5.00% 11/1/39	35,169	35,332
5.00% 1/1/40	288,968	291,250
5.00% 4/1/40	51,349	51,754
5.00% 8/1/40	52,260	52,502
5.00% 7/1/52	1,388,902	1,356,369
5.50% 9/1/52	3,008,000	3,024,371
5.50% 9/1/52	1,095,000	1,107,661
5.50% 10/1/52	3,081,025	3,072,159
6.00% 11/1/33	13,831	14,530
6.50% 9/1/32	11,021	11,585
6.50% 5/1/34	59,286	61,899
6.50% 7/1/36	5,820	6,045

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr 7.00% 12/1/37	12,808	$12,931
GNMA I 6.25% 7/15/24	10,764	10,268
GNMA I S.F. 30 yr
3.00% 3/15/45	1,043,187	926,654
4.00% 1/15/41	179,605	172,889
4.00% 10/15/41	107,737	102,575
4.50% 6/15/40	145,799	144,308
5.00% 7/15/33	36,701	36,813
5.00% 7/15/34	26,346	26,294
5.00% 1/15/35	48,686	49,102
5.00% 12/15/35	78,914	78,265
5.00% 12/15/39	47,581	48,083
5.00% 1/15/40	243,387	245,500
5.00% 7/15/40	41,807	41,467
GNMA II 3.25% 11/20/35	366,301	337,027
4.00% 8/20/31	277,275	270,658
4.00% 6/20/36	435,224	413,449
GNMA II S.F. 30 yr 3.00% 12/20/51	1,543,983	1,367,430
3.50% 10/20/43	431,948	400,043
3.50% 2/20/45	528,575	489,524
3.50% 4/20/46	194,737	178,118
4.00% 12/20/40	204,500	194,705
4.00% 12/20/44	137,601	130,576
Vendee Mortgage Trust 5.831% 2/15/25	14,304	14,340
7.793% 2/15/25	1,401	1,420
Total Agency Mortgage-Backed Securities (cost $85,763,353)		81,794,579

Corporate Bonds — 42.34%
Banking — 11.47%
Bank Hapoalim 144A 3.255% 1/21/32 #, µ	1,000,000	835,869
Bank of America 1.922% 10/24/31 µ	7,500,000	5,558,638
2.482% 9/21/36 µ	1,860,000	1,346,258
6.125% 4/27/27 µ, Ψ	865,000	819,588
Bank of New York Mellon 3.75% 12/20/26 µ, Ψ	3,000,000	2,325,000
4.70% 9/20/25 µ, Ψ	1,430,000	1,372,800
Barclays 5.501% 8/9/28 µ	250,000	234,619
BBVA Bancomer 144A 5.875% 9/13/34 #, µ	1,000,000	857,640
Citigroup 5.61% 9/29/26 µ	1,670,000	1,661,947
Credit Suisse Group 144A 6.442% 8/11/28 #, µ	1,480,000	1,378,212
Goldman Sachs Group 1.542% 9/10/27 µ	2,610,000	2,207,687
2.383% 7/21/32 µ	2,995,000	2,261,659
JPMorgan Chase & Co. 1.764% 11/19/31 µ	5,150,000	3,769,462
4.851% 7/25/28 µ	1,720,000	1,653,285
KeyCorp 4.789% 6/1/33 µ	619,000	568,440
NBK SPC 144A 1.625% 9/15/27 #, µ	1,000,000	860,712
PNC Bank 3.875% 4/10/25	6,550,000	6,349,535
PNC Financial Services Group 6.20% 9/15/27 µ, Ψ	1,455,000	1,378,613
State Street 2.20% 3/3/31	1,947,000	1,519,097
Synovus Financial 3.125% 11/1/22	3,725,000	3,719,057
Truist Financial 4.916% 7/28/33 µ	9,760,000	8,833,813
4.95% 9/1/25 µ, Ψ	3,000,000	2,889,870
6.395% (LIBOR03M + 3.10%) 12/15/24 Ψ, ●	2,165,000	2,088,142
US Bancorp 3.00% 7/30/29	2,700,000	2,325,308
Wells Fargo & Co. 2.393% 6/2/28 µ	4,250,000	3,649,978
3.00% 10/23/26	1,500,000	1,361,232
		61,826,461
Basic Industry — 0.66%
Braskem Netherlands Finance 144A 4.50% 1/31/30 #	1,000,000	809,950
Celanese US Holdings 6.05% 3/15/25	855,000	836,019
Methanex 5.25% 12/15/29	1,645,000	1,311,690
Novelis 144A 4.75% 1/30/30 #	745,000	612,785
		3,570,444
Basic Materials — 0.15%
Freeport Indonesia 144A 5.315% 4/14/32 #	1,000,000	832,500
		832,500
Brokerage — 0.91%
Charles Schwab 5.375% 6/1/25 µ, Ψ	1,150,000	1,124,125
6.397% (LIBOR03M + 3.32%) 12/1/22 Ψ, ●	3,825,000	3,779,997
		4,904,122
Capital Goods — 1.03%
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	1,330,000	1,086,643
Boeing 3.75% 2/1/50	2,075,000	1,356,540
Eaton 4.15% 3/15/33	910,000	823,492

Schedules of investments

Delaware Ivy Core Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Standard Industries 144A 3.375% 1/15/31 #	1,150,000	$811,210
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	1,000,000	922,546
United Rentals North America 3.875% 2/15/31	705,000	574,850
		5,575,281
Communications — 2.27%
AT&T 3.55% 9/15/55	3,343,000	2,202,868
3.65% 6/1/51	1,100,000	746,132
CCO Holdings 144A 4.25% 1/15/34 #	2,000,000	1,436,250
Charter Communications Operating 3.85% 4/1/61	2,835,000	1,662,374
Crown Castle Towers 144A 4.241% 7/15/48 #	2,675,000	2,441,054
Discovery Communications 4.00% 9/15/55	2,205,000	1,304,884
IHS Holding 144A 5.625% 11/29/26 #	1,000,000	796,250
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	1,000,000	726,934
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	1,215,000	923,400
		12,240,146
Consumer Cyclical — 2.92%
Alsea 144A 7.75% 12/14/26 #	1,000,000	931,315
Amazon.com 2.50% 6/3/50	1,695,000	1,063,480
Aptiv 3.10% 12/1/51	2,375,000	1,334,688
Carnival 144A 4.00% 8/1/28 #	665,000	537,566
Ford Motor Credit 2.90% 2/10/29	1,775,000	1,347,615
General Motors Financial 3.675% (SOFR + 0.76%) 3/8/24 ●	4,250,000	4,191,790
5.25% 3/1/26	2,865,000	2,791,363
Hyundai Capital America 144A 2.85% 11/1/22 #	2,665,000	2,661,310
Kia 144A 2.75% 2/14/27 #	1,000,000	886,317
		15,745,444
Consumer Non-Cyclical — 3.39%
Amgen 2.80% 8/15/41	1,970,000	1,349,486
Anheuser-Busch InBev Worldwide 4.50% 6/1/50	1,605,000	1,325,545
Bunge Finance 1.63% 8/17/25	1,192,000	1,073,408
2.75% 5/14/31	1,750,000	1,378,737
Central American Bottling 144A 5.25% 4/27/29 #	1,000,000	868,835
CVS Health 2.70% 8/21/40	2,035,000	1,340,574
New York and Presbyterian Hospital 2.256% 8/1/40	4,150,000	2,726,456
2.606% 8/1/60	1,600,000	912,813
NYU Langone Hospitals 3.38% 7/1/55	4,900,000	3,403,031
4.428% 7/1/42	1,775,000	1,502,737
Tenet Healthcare 144A 4.25% 6/1/29 #	1,250,000	1,036,806
Viatris 4.00% 6/22/50	2,225,000	1,336,593
		18,255,021
Electric — 5.53%
Alfa Desarrollo 144A 4.55% 9/27/51 #	996,355	659,861
American Electric Power 2.031% 3/15/24	3,000,000	2,873,154
Cleco Corporate Holdings 3.743% 5/1/26	1,000,000	932,602
Duke Energy Carolinas 4.25% 12/15/41	4,550,000	3,816,248
Duke Energy Progress 4.15% 12/1/44	1,644,000	1,330,840
Entergy Mississippi 3.25% 12/1/27	2,400,000	2,148,989
Entergy Texas 3.45% 12/1/27	3,600,000	3,328,497
Exelon 4.05% 4/15/30	2,500,000	2,268,718
FirstEnergy Transmission 144A 5.45% 7/15/44 #	3,446,000	3,125,618
Florida Power & Light 2.45% 2/3/32	2,400,000	1,952,093
JSW Hydro Energy 144A 4.125% 5/18/31 #	920,000	723,230
Pacific Gas and Electric 3.25% 2/16/24	4,600,000	4,442,765
3.30% 8/1/40	2,095,000	1,345,519
PG&E 5.25% 7/1/30	1,000,000	853,230
		29,801,364
Energy — 5.60%
Boardwalk Pipelines 3.375% 2/1/23	856,000	854,791
BP Capital Markets 4.875% 3/22/30 µ, Ψ	1,575,000	1,359,422
El Paso Natural Gas 8.375% 6/15/32	2,000,000	2,235,989
Energean Israel Finance 144A 4.875% 3/30/26 #	1,000,000	887,500
Energy Transfer 6.25% 4/15/49	1,470,000	1,308,431
6.85% 2/15/40	1,265,000	1,182,990

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating 3.30% 2/15/53	3,270,000	$2,136,140
5.86% (LIBOR03M + 2.78%) 6/1/67 ●	5,000,000	4,292,770
Geopark 144A 5.50% 1/17/27 #	1,000,000	782,107
Guara Norte 144A 5.198% 6/15/34 #	936,150	747,052
HF Sinclair 144A 2.625% 10/1/23 #	6,500,000	6,294,010
NuStar Logistics 6.375% 10/1/30	1,530,000	1,312,543
Saudi Arabian Oil 144A 4.25% 4/16/39 #	1,000,000	859,368
Targa Resources Partners 5.00% 1/15/28	1,185,000	1,098,678
Tennessee Gas Pipeline 8.375% 6/15/32	3,200,000	3,547,056
Valero Energy 3.65% 12/1/51	1,940,000	1,326,127
		30,224,974
Finance Companies — 2.20%
AerCap Ireland Capital DAC 3.00% 10/29/28	2,085,000	1,673,951
3.40% 10/29/33	1,825,000	1,326,759
Air Lease 2.875% 1/15/32	1,430,000	1,079,834
4.625% 10/1/28	1,805,000	1,622,253
Huarong Finance 2017 4.25% 11/7/27	1,000,000	758,750
Inversiones La Construccion 144A 4.75% 2/7/32 #	1,000,000	742,340
MAF Global Securities 7.875% 6/30/27 µ, Ψ	1,000,000	985,630
Owl Rock Capital 3.125% 4/13/27	4,500,000	3,651,777
		11,841,294
Industrials — 0.16%
Bidvest Group UK 144A 3.625% 9/23/26 #	1,000,000	853,300
		853,300
Insurance — 1.56%
Centene 3.375% 2/15/30	700,000	573,772
MetLife 3.85% 9/15/25 µ, Ψ	915,000	820,842
Pine Street Trust I 144A 4.572% 2/15/29 #	2,100,000	1,936,814
Security Benefit Global Funding 144A 1.25% 5/17/24 #	5,450,000	5,085,554
		8,416,982
Natural Gas — 0.82%
ENN Energy Holdings 144A 2.625% 9/17/30 #	1,000,000	809,455
Piedmont Natural Gas 3.35% 6/1/50	3,400,000	2,266,157
Southern Co. Gas Capital 5.15% 9/15/32	350,000	335,039
Southern Gas Capital 3.875% 11/15/25	1,050,000	1,005,894
		4,416,545
Real Estate Investment Trusts — 0.20%
American Homes 4 Rent 3.625% 4/15/32	1,310,000	1,081,885
		1,081,885
Technology — 1.39%
Autodesk 2.40% 12/15/31	1,760,000	1,371,920
Broadcom 144A 3.469% 4/15/34 #	3,530,000	2,654,844
CDW 3.276% 12/1/28	1,640,000	1,371,688
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,660,000	1,287,310
KLA 4.95% 7/15/52	880,000	801,562
		7,487,324
Transportation — 2.08%
Air Canada 2020-2 Class A Pass Through Trust 144A 5.25% 10/1/30 #, ♦	2,434,335	2,287,976
British Airways 2020-1 Class A Pass Through Trust 144A 4.25% 11/15/32 #, ♦	915,301	823,484
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	939,173	803,467
United Airlines 144A 4.625% 4/15/29 #	1,680,000	1,394,350
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	6,139,594	5,921,830
		11,231,107
Total Corporate Bonds (cost $255,378,796)		228,304,194

Municipal Bonds — 1.82%
Douglas County, Washington Public Utility District No. 1 (Taxable) Series A 5.45% 9/1/40	1,205,000	1,211,748
Municipal Electric Authority of Georgia (Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,500,000	2,766,700

Schedules of investments

Delaware Ivy Core Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Port Authority of New York & New Jersey (Consolidated Bonds, One Hundred Seventy-Fourth Series) 4.458% 10/1/62	3,710,000	$3,252,149
(Consolidated Bonds, One Hundred Sixty-Eighth Series) 4.926% 10/1/51	2,690,000	2,583,503
Total Municipal Bonds (cost $10,694,420)		9,814,100

Non-Agency Asset-Backed Securities — 8.84%
American Tower Trust #1 Series 13 2A 144A 3.07% 3/15/48 #	3,100,000	3,078,486
AMSR Trust Series 2021-SFR2 D 144A 2.278% 8/17/38 #	2,750,000	2,335,700
Series 2021-SFR4 B 144A 2.417% 12/17/38 #	5,250,000	4,543,560
Ares LXIV CLO Series 2022-64A A1 144A 2.479% (TSFR3M + 1.44%, Floor 1.44%) 4/15/35 #, ●	3,000,000	2,906,565
BlueMountain CLO XXX Series 2020-30A AR 144A 3.698% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, ●	3,300,000	3,146,877
CIFC Funding Series 2022-3A A 144A 2.649% (TSFR3M + 1.41%, Floor 1.41%) 4/21/35 #, ●	3,000,000	2,855,253
FirstKey Homes Trust Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,800,000	4,085,533
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,400,000	3,693,983
Home Partners of America Trust Series 2021-1 A 144A 1.698% 9/17/41 #	4,045,051	3,354,813
Series 2021-3 B 144A 2.649% 1/17/41 #	4,851,498	4,179,457
Invitation Homes Trust Series 2018-SFR1 C 144A 4.243% (LIBOR01M + 1.25%) 3/17/37 #, ●	4,499,355	4,427,745
Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	2,726,965
Tricon American Homes Trust Series 2020-SFR2 B 144A 1.832% 11/17/39 #	2,475,000	2,045,397
Tricon Residential Trust Series 2021-SFR1 B 144A 2.244% 7/17/38 #	4,875,000	4,261,654
Total Non-Agency Asset-Backed Securities (cost $53,573,036)		47,641,988

Non-Agency Collateralized Mortgage Obligations — 9.99%
Agate Bay Mortgage Trust Series 2013-1 B4 144A 3.564% 7/25/43 #	1,482,562	1,428,601
Series 2015-5 B3 144A 3.578% 7/25/45 #	1,439,327	1,286,541
Series 2015-6 B1 144A 3.599% 9/25/45 #	3,322,466	3,018,541
Series 2016-1 B1 144A 3.658% 12/25/45 #	3,924,807	3,627,574
Bear Stearns Mortgage Securities Series 1996-6 B2 8.00% 11/25/29	17,273	8,627
CHL Mortgage Pass Through Trust Series 2004-J4 3B1 5.25% 5/25/34 ♦	16,334	14,270
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 3.138% 12/25/30	705,608	155,261
Citigroup Mortgage Loan Trust Series 2013-J1 B4 144A 3.482% 10/25/43 #, ●	869,647	825,185
Series 2018-RP1 A1 144A 3.00% 9/25/64 #	1,210,145	1,174,146
CSMC Trust Series 2013-7 B4 144A 3.544% 8/25/43 #	1,454,350	1,183,571
Series 2017-HL1 A12 144A 3.50% 6/25/47 #	1,859,946	1,641,773
Eagle RE Series 2020-1 M1B 144A 4.534% (LIBOR01M + 1.45%) 1/25/30 #, ●	725,000	719,479
JP Morgan Mortgage Trust Series 2004-A3 4A2 3.633% 7/25/34	3,011	2,937
Series 2016-3 B3 144A 3.28% 10/25/46 #	1,974,488	1,774,934
Series 2017-4 A13 144A 3.50% 11/25/48 #, ●	6,328,422	5,566,332
Series 2021-4 A5 144A 2.50% 8/25/51 #, ●	6,000,000	4,092,104

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
MRFC Mortgage Pass Through Trust Series Series 1998-2 B1 6.75% 6/25/28 ♦	525	$499
PMT Credit Risk Transfer Trust Series 21-1R A 144A 5.984% (LIBOR01M + 2.90%, Floor 2.90%) 2/27/24 #, ●	3,516,789	3,441,038
Prudential Home Mortgage Securities Series 1994-A 5B 144A 6.73% 4/28/24 #, ●	33	32
Series 1994-E 5B 144A 7.48% 9/28/24 #	45	44
Radnor RE Series 2020-1 M1B 144A 4.534% (LIBOR01M + 1.45%, Floor 1.45%) 1/25/30 #, ●	4,650,000	4,596,824
Seasoned Credit Risk Transfer Trust Series Series 2017-3 M1 4.00% 7/25/56 ●	3,771,671	3,686,863
Sequoia Mortgage Trust Series 2015-3 B1 144A 3.722% 7/25/45 #	1,799,817	1,693,720
Shellpoint -Originator Trust Series 2015-1 B3 144A 3.788% 8/25/45 #	2,894,019	2,514,045
Sofi Mortgage Trust Series 2016-1A B2 144A 3.09% 11/25/46 #	1,473,799	1,352,036
Structured Asset Mortgage Investments Series 1998-2 B 6.75% 5/2/30	3,279	98
Series 1998-2 C 6.75% 5/2/30	1,487	37
Towd Point Mortgage Trust Series 2015-2 2M2 144A 4.034% 11/25/57 #, ●	7,050,000	6,981,346
WinWater Mortgage Loan Trust Series 2015-5 B1 144A 3.755% 8/20/45 #	3,527,185	3,069,139
Total Non-Agency Collateralized Mortgage Obligations (cost $60,538,081)		53,855,597

Non-Agency Commercial Mortgage-Backed Securities — 6.21%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M A 144A 4.325% 8/15/46 #	4,130,000	3,443,474
Citigroup Commercial Mortgage Trust Series 2018-TBR A 144A 3.648% (LIBOR01M + 0.83%, Floor 0.83%) 12/15/36 #, ●	10,000,000	9,723,619
GS Mortgage Securities Series 2012-BWTR C 144A 3.329% 11/5/34 #	1,000,000	881,360
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,406,524
KKR Industrial Portfolio Trust Series 2021-KDIP B 144A 3.618% (LIBOR01M + 0.80%, Floor 0.80%) 12/15/37 #, ●	2,250,000	2,142,822
One Market Plaza Trust Series 2017-1MKT A 144A 3.614% 2/10/32 #	4,000,000	3,867,184
UBS Commercial Mortgage Trust Series 2017-C1 AS 3.724% 6/15/50	4,000,000	3,517,125
Series 2017-C6 A5 3.58% 12/15/50	7,000,000	6,439,829
Series 2017-C7 AS 4.061% 12/15/50	2,300,000	2,091,092
Total Non-Agency Commercial Mortgage-Backed Securities (cost $36,757,916)		33,513,029

Sovereign Bonds — 2.56%Δ
Azerbaijan — 0.13%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	850,000	687,181
		687,181
Bahrain — 0.17%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	974,000	931,060
		931,060
Brazil — 0.13%
Brazilian Government International Bond 4.75% 1/14/50	1,000,000	683,870
		683,870
Colombia — 0.17%
Colombia Government International Bond 3.25% 4/22/32	1,321,000	896,121
		896,121

Schedules of investments

Delaware Ivy Core Bond Fund

	Principal amount°	Value (US $)
Sovereign Bonds Δ(continued)
Dominican Republic — 0.17%
Dominican Republic International Bond 144A 4.875% 9/23/32 #	1,189,000	$898,362
		898,362
Ivory Coast — 0.16%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	1,147,000	877,455
		877,455
Mexico — 0.14%
Mexico Government International Bond 3.50% 2/12/34	1,000,000	762,363
		762,363
Nigeria — 0.16%
Nigeria Government International Bond 144A 7.875% 2/16/32 #	1,342,000	867,442
		867,442
Oman — 0.17%
Oman Government International Bond 144A 6.75% 1/17/48 #	1,110,000	893,699
		893,699
Paraguay — 0.14%
Paraguay Government International Bond 144A 5.40% 3/30/50 #	1,000,000	738,943
		738,943
Peru — 0.17%
Peruvian Government International Bond 2.844% 6/20/30	1,140,000	938,351
		938,351
Qatar — 0.17%
Qatar Government International Bond 144A 4.00% 3/14/29 #	973,000	934,103
		934,103
Saudi Arabia — 0.18%
Saudi Government International Bond 144A 3.625% 3/4/28 #	1,012,000	958,844
		958,844
Turkey — 0.17%
Turkey Government International Bond 7.625% 4/26/29	1,085,000	926,527
		926,527
Uruguay — 0.16%
Uruguay Government International Bond 4.375% 1/23/31	906,000	868,901
		868,901
Uzbekistan — 0.17%
Republic of Uzbekistan International Bond 144A 5.375% 2/20/29 #	1,104,000	928,620
		928,620
Total Sovereign Bonds (cost $15,051,130)		13,791,842

US Treasury Obligations — 8.31%
US Treasury Bonds 2.875% 5/15/52	19,945,000	16,731,986
3.00% 8/15/52	8,800,000	7,596,876
3.25% 5/15/42	16,475,000	14,626,711
US Treasury Note 2.75% 8/15/32	6,375,000	5,830,137
Total US Treasury Obligations (cost $49,616,577)		44,785,710

	Number of shares
Preferred Stock — 0.57%
Brookfield Infrastructure Partners 5.00%	200,000	3,096,000
Total Preferred Stock (cost $5,000,000)		3,096,000
Total Value of Securities—99.26% (cost $591,709,474)		$535,190,661

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $187,890,030, which represents 34.85% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
Ψ	Perpetual security. Maturity date represents next call date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Δ	Securities have been classified by country of risk.

The following future contracts were outstanding at September 30, 2022:1

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
256	US Treasury 10 yr Notes	$28,688,000	$29,283,109	12/20/22	$(595,110)	$(104,064)
	US Treasury 10 yr Ultra
50	Notes	5,924,219	6,271,608	12/20/22	(347,389)	(25,000)
Total Futures Contracts			$35,554,717		$(942,499)	$(129,064)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

GNMA – Government National Mortgage Association

GS – Goldman Sachs

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

TSFR03M – 3 Month Term Secured Overnight Financing Rate

USD – US Dollar

yr – Year

Schedules of investments

Delaware Ivy Core Bond Fund

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Core Equity Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 95.22%
Communication Services — 5.51%
Alphabet Class A †	1,304,936	$124,817,128
Take-Two Interactive Software †	568,329	61,947,861
		186,764,989
Consumer Discretionary — 6.04%
Amazon.com †	560,007	63,280,791
Aptiv *, †	822,209	64,304,966
AutoZone †	35,873	76,837,455
		204,423,212
Consumer Staples — 4.75%
Costco Wholesale	164,462	77,670,469
Sysco	1,179,258	83,385,333
		161,055,802
Energy — 3.07%
ConocoPhillips	767,061	78,501,023
Schlumberger	713,453	25,612,962
		104,113,985
Financials — 18.00%
American Express	307,953	41,545,939
Aon Class A	179,052	47,962,659
Artisan Partners Asset Management Class A	1,393,386	37,523,885
Bank of America	1,408,255	42,529,301
Blackstone *	565,811	47,358,381
Charles Schwab	1,139,001	81,860,002
CME Group Class A	287,811	50,979,962
Intercontinental Exchange	529,373	47,828,851
KKR & Co.	1,281,519	55,105,317
Morgan Stanley	761,143	60,137,908
Progressive	834,918	97,025,821
		609,858,026
Healthcare — 17.69%
Danaher	434,859	112,319,731
Eli Lilly & Co.	284,959	92,141,493
HCA Healthcare	324,139	59,573,507
UnitedHealth Group	420,590	212,414,773
Vertex Pharmaceuticals †	164,042	47,496,721
Zoetis	507,322	75,230,779
		599,177,004
Industrials — 9.74%
Airbus ADR *	2,970,711	63,781,165
Caterpillar	103,715	17,017,557
Deere & Co.	186,406	62,239,100
Equifax *	267,656	45,884,268
Union Pacific	255,681	49,811,773
United Rentals †	338,011	91,303,531
		330,037,394
Information Technology — 23.27%
Apple	797,582	110,225,832
Applied Materials	344,183	28,198,913
Fiserv †	586,931	54,919,134
Intuit	128,955	49,946,851
Mastercard Class A	221,000	62,839,140
Microchip Technology	1,345,467	82,113,851
Microsoft	1,149,992	267,833,137
TE Connectivity	824,122	90,950,104
VeriSign †	237,885	41,320,624
		788,347,586
Materials — 3.82%
Linde	282,921	76,272,673
Sherwin-Williams	259,699	53,173,370
		129,446,043
Utilities — 3.33%
NextEra Energy	1,436,477	112,634,162
		112,634,162
Total Common Stocks (cost $2,299,128,293)		3,225,858,203

Short-Term Investments — 4.78%
Money Market Mutual Funds — 4.78%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	40,525,298	40,525,298
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	40,525,298	40,525,298
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	40,525,298	40,525,298
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	40,525,298	40,525,298
Total Short-Term Investments (cost $162,101,192)		162,101,192
Total Value of Securities Before Securities Lending Collateral—100.00% (cost $2,461,229,485)		3,387,959,395■

Schedules of investments

Delaware Ivy Core Equity Fund

	Number of shares	Value (US $)
Securities Lending Collateral** — 0.05%
Money Market Mutual Fund — 0.05%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	1,734,050	$1,734,050
Total Securities Lending Collateral (cost $1,734,050)		1,734,050
Total Value of Securities—100.05% (cost $2,462,963,535)		$3,389,693,445

†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $32,024,154 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $31,254,149.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Bond Fund

September 30, 2022 (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities – 3.03%
Fannie Mae S.F. 20 yr 4.00% 8/1/42	515,409	$483,951
Fannie Mae S.F. 30 yr
3.50% 1/1/52	2,220,139	2,003,551
5.00% 9/1/52	2,844,143	2,773,580
5.50% 10/1/52	2,207,000	2,198,615
Freddie Mac S.F. 15 yr 4.50% 9/1/37	879,416	865,640
Freddie Mac S.F. 30 yr
4.00% 8/1/52	1,371,337	1,276,053
4.50% 10/1/35	121,109	118,720
4.50% 9/1/52	1,421,000	1,358,583
5.00% 7/1/52	1,676,603	1,637,331
Total Agency Mortgage-Backed Securities (cost $13,159,367)		12,716,024

Corporate Bonds∆ – 49.57%
Australia – 1.97%
Ausgrid Finance 144A 3.85% 5/1/23 #	4,400,000	4,367,636
Australia & New Zealand Banking Group 144A 4.40% 5/19/26 #	3,000,000	2,852,492
CSL Finance 144A 4.05% 4/27/29 #	580,000	534,942
WestConnex Finance Pty 3.15% 3/31/31	1,000,000	498,700
		8,253,770
Brazil – 0.44%
Itau Unibanco Holding 144A 3.25% 1/24/25 #	1,230,000	1,165,425
XP 144A 3.25% 7/1/26 #	800,000	692,560
		1,857,985
Canada – 0.79%
Royal Bank of Canada 4.65% 1/27/26	1,500,000	1,460,887
TransCanada PipeLines 4.25% 5/15/28	2,000,000	1,854,976
		3,315,863
Chile – 0.77%
Banco del Estado de Chile 144A 2.704% 1/9/25 #	1,500,000	1,406,008
Saci Falabella 3.75% 4/30/23	1,850,000	1,834,297
		3,240,305
China – 0.39%
ENN Energy Holdings 144A 2.625% 9/17/30 #	2,000,000	1,618,909
		1,618,909
Colombia – 0.30%
Geopark 144A 5.50% 1/17/27 #	1,635,000	1,278,745
		1,278,745
Czech Republic – 0.13%
Energo-Pro 144A 8.50% 2/4/27 #	600,000	559,917
		559,917
France – 0.91%
AXA 5.125% 7/4/43 *, µ	1,700,000	1,683,007
TotalEnergies 2.708% 5/5/23 µ, Ψ	1,500,000	1,447,063
Verallia 1.875% 11/10/31	1,000,000	672,902
		3,802,972
Germany – 1.86%
Aroundtown 1.625% 1/31/28 *	1,700,000	1,308,963
Bayer US Finance II 144A 4.25% 12/15/25 #	2,000,000	1,915,740
Deutsche Bank
0.75% 2/17/27 µ	1,300,000	1,088,872
5.625% 5/19/31 µ	1,200,000	1,121,410
Volkswagen Leasing 0.50% 1/12/29	1,500,000	1,154,562
Vonovia Finance 2.25% 4/7/30	1,500,000	1,202,622
		7,792,169
Guatemala – 0.42%
Central American Bottling 144A 5.25% 4/27/29 #	1,500,000	1,303,253
CT Trust 144A 5.125% 2/3/32 #	600,000	452,751
		1,756,004
India – 1.92%
Greenko Mauritius 144A 6.25% 2/21/23 #	1,350,000	1,333,125
Greenko Power II 144A 4.30% 12/13/28 #	391,000	308,401
State Bank of India
144A 4.375% 1/24/24 #	2,500,000	2,476,767
144A 4.875% 4/17/24 #	2,300,000	2,289,228
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	2,300,000	1,671,948
		8,079,469
Indonesia – 1.33%
Perusahaan Listrik Negara
144A 5.375% 1/25/29 #	4,800,000	4,527,432
144A 5.45% 5/21/28 #	1,100,000	1,050,264
		5,577,696

Schedules of investments

Delaware Ivy Global Bond Fund

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Israel – 0.64%
Bank Hapoalim 144A 3.255% 1/21/32 #, µ	2,055,000	$1,717,711
Energean Israel Finance 144A 4.875% 3/30/26 #	1,100,000	976,250
		2,693,961
Italy – 0.18%
Autostrade per l’Italia 2.00% 12/4/28	1,000,000	760,683
		760,683
Japan – 0.95%
Mitsubishi UFJ Financial Group 3.287% 7/25/27	1,500,000	1,362,888
Sumitomo Mitsui Financial Group 3.748% 7/19/23 *	2,650,000	2,629,187
		3,992,075
Kazakhstan – 0.97%
Development Bank of Kazakhstan
144A 5.75% 5/12/25 #	2,000,000	1,995,204
144A 10.95% 5/6/26 #	429,000,000	736,137
KazTransGas JSC 144A 4.375% 9/26/27 #	1,588,000	1,349,800
		4,081,141
Kuwait – 1.23%
NBK SPC 144A 1.625% 9/15/27 #, µ	6,000,000	5,164,272
		5,164,272
Malaysia – 0.14%
Petronas Capital 144A 3.50% 4/21/30 #	650,000	593,807
		593,807
Mexico – 2.21%
Banco Santander Mexico
144A 4.125% 11/9/22 #	3,800,000	3,797,093
144A 5.375% 4/17/25 #	1,150,000	1,120,008
144A 5.95% 10/1/28 #, µ	850,000	822,515
BBVA Bancomer
144A 1.875% 9/18/25 #	1,400,000	1,255,732
144A 5.875% 9/13/34 #, µ	1,700,000	1,457,988
Corp Inmobiliaria Vesta 144A 3.625% 5/13/31 #	1,100,000	828,392
		9,281,728
Netherlands – 2.94%
ABN AMRO Bank 2.875% 1/18/28 µ	3,800,000	3,714,023
ING Groep
2.125% 5/26/31 *, µ	1,200,000	1,047,438
3.00% 4/11/28 µ	7,800,000	7,583,196
		12,344,657
New Zealand – 0.28%
ANZ New Zealand Int’l 144A 3.45% 1/21/28 #	1,300,000	1,179,543
		1,179,543
Paraguay – 0.36%
Rutas 2 and 7 Finance 144A 4.551% 9/30/36 #, ^	2,532,667	1,534,872
		1,534,872
Peru – 0.92%
Banco Internacional del Peru 144A 3.25% 10/4/26 #	800,000	725,539
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #	1,300,000	1,080,450
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	2,550,000	2,065,270
		3,871,259
Republic of Korea – 0.44%
SK Hynix 3.00% 9/17/24	1,925,000	1,839,060
		1,839,060
Singapore – 0.51%
DBS Group Holdings 1.50% 4/11/28 µ	2,200,000	2,123,671
		2,123,671
South Africa – 0.17%
Bidvest Group UK 144A 3.625% 9/23/26 #	822,000	701,413
		701,413
Spain – 0.87%
Abertis Infraestructuras 1.875% 3/26/32	1,300,000	992,022
Abertis Infraestructuras Finance 3.248% 11/24/25 µ, ψ	700,000	558,591
Banco Santander 2.706% 6/27/24	2,200,000	2,101,853
		3,652,466
Switzerland – 0.79%
Credit Suisse Group 144A 4.282% 1/9/28 #	1,800,000	1,530,724
Holcim Finance Luxembourg 0.50% 4/23/31	1,500,000	1,038,761

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Switzerland (continued)
UBS Group 144A 4.751% 5/12/28 #, µ	800,000	$751,958
		3,321,443
Tanzania – 0.27%
AngloGold Ashanti Holdings 3.75% 10/1/30	1,450,000	1,126,805
		1,126,805
Thailand – 0.16%
Thaioil Treasury Center 144A 2.50% 6/18/30 #	850,000	665,903
		665,903
United Arab Emirates – 0.82%
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	1,873,242	1,705,269
MAF Sukuk 3.933% 2/28/30	1,901,000	1,740,964
		3,446,233
United Kingdom – 1.31%
Babcock International Group 1.375% 9/13/27	1,450,000	1,167,902
Barclays 2.00% 2/7/28 µ	4,500,000	4,343,498
		5,511,400
United States – 22.18%
Air Lease 2.875% 1/15/32	1,765,000	1,332,802
Aircastle 4.40% 9/25/23	2,800,000	2,749,912
Amazon.com 3.60% 4/13/32	1,720,000	1,565,664
Aon 5.00% 9/12/32	1,025,000	983,368
Aptiv 3.25% 3/1/32	405,001	322,950
Autodesk 2.40% 12/15/31	695,000	541,752
Bank of America
2.551% 2/4/28 µ	1,235,000	1,075,656
3.593% 7/21/28 µ	3,175,000	2,870,653
3.648% 3/31/29 *, µ	1,500,000	1,418,649
4.375% 1/27/27 µ, Ψ	850,000	684,250
4.948% 7/22/28 µ	2,815,000	2,707,668
6.125% 4/27/27 µ, Ψ	1,165,000	1,103,837
Bank of New York Mellon 4.596% 7/26/30 µ	400,000	379,551
BP Capital Markets America 2.721% 1/12/32	2,025,000	1,646,922
CDW 3.276% 12/1/28	760,000	635,660
Celanese US Holdings
6.05% 3/15/25	990,000	968,022
6.165% 7/15/27	485,000	459,623
Charter Communications Operating 3.85% 4/1/61	400,000	234,550
Citigroup
3.07% 2/24/28 µ	1,210,000	1,079,815
3.52% 10/27/28 µ	3,125,000	2,793,538
5.61% 9/29/26 µ	2,190,000	2,179,439
Crown Castle International 4.00% 3/1/27	3,000,000	2,796,703
Discovery Communications 4.00% 9/15/55	900,000	532,606
Duke Energy
2.55% 6/15/31	261,000	205,051
3.10% 6/15/28	1,200,000	1,103,174
Entegris Escrow 144A 4.75% 4/15/29 #	1,660,000	1,465,904
Eversource Energy 2.90% 3/1/27	1,275,000	1,158,810
Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,160,000	1,034,986
Fidelity National Information Services 4.70% 7/15/27	680,000	655,561
Fifth Third Bancorp 4.337% 4/25/33 µ	1,155,000	1,025,473
Ford Motor Credit
2.30% 2/10/25	475,000	421,523
2.90% 2/10/29	695,000	527,658
General Motors 5.60% 10/15/32	1,480,000	1,323,009
Goldman Sachs Group
1.542% 9/10/27 µ	670,000	566,724
3.102% 2/24/33 µ	460,000	365,915
3.615% 3/15/28 µ	1,690,000	1,539,711
3.814% 4/23/29 µ	2,600,000	2,308,794
HCA 144A 3.125% 3/15/27 #	660,000	585,211
Huntington National Bank 4.552% 5/17/28 µ	875,000	843,294
JBS USA LUX 144A 3.625% 1/15/32 #	2,865,000	2,244,083
JPMorgan Chase & Co.
1.953% 2/4/32 µ	1,610,000	1,193,203
3.54% 5/1/28 µ	2,132,000	1,932,140
4.00% 4/1/25 µ, y	1,250,000	1,031,250
4.851% 7/25/28 µ	1,620,000	1,557,164
4.912% 7/25/33 µ	1,190,000	1,098,947
KeyCorp 4.789% 6/1/33 µ	1,035,000	950,462
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,154,250	1,131,904
Morgan Stanley
2.475% 1/21/28 µ	895,000	783,194
2.95% 5/7/32 µ	2,200,000	1,907,286
PayPal Holdings
3.90% 6/1/27 *	440,000	422,017
4.40% 6/1/32 *	2,230,000	2,080,543

Schedules of investments

Delaware Ivy Global Bond Fund

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
United States (continued)
PNC Financial Services Group
6.00% 5/15/27 *, µ, Ψ	865,000	$804,450
6.20% 9/15/27 µ, Ψ	355,000	336,363
PPG Industries 2.75% 6/1/29	1,400,000	1,246,602
Raytheon Technologies 2.15% 5/18/30	600,000	514,387
Sagicor Financial 144A 5.30% 5/13/28 #	1,400,000	1,311,520
Southern Co. Gas Capital 5.15% 9/15/32	3,591,000	3,437,506
State Street 2.203% 2/7/28 µ	1,650,000	1,448,439
SVB Financial Group 4.57% 4/29/33 µ	1,510,000	1,325,628
Truist Financial 4.916% 7/28/33 µ	4,080,000	3,692,823
US Bancorp
2.215% 1/27/28 µ	970,000	855,717
2.677% 1/27/33 µ	1,010,000	813,086
Valero Energy 3.65% 12/1/51	880,000	601,542
VICI Properties 4.95% 2/15/30 *	2,310,000	2,092,479
Vistra Operations 144A 5.125% 5/13/25 #	2,105,000	2,040,756
Warnermedia Holdings
144A 3.755% 3/15/27 #	2,680,000	2,401,141
144A 4.054% 3/15/29 #	450,000	389,197
144A 4.279% 3/15/32 #	465,000	383,145
Wells Fargo & Co.
4.30% 7/22/27	3,000,000	2,808,029
4.808% 7/25/28 µ	1,685,000	1,608,768
Westlake 1.625% 7/17/29	1,200,000	885,721
Workday
3.50% 4/1/27	275,000	254,775
3.70% 4/1/29	425,000	381,679
3.80% 4/1/32	1,123,000	976,049
		93,136,383
Total Corporate Bonds (cost $235,000,668)		208,156,579

Sovereign BondsΔ – 18.39%
Albania – 0.15%
Albania Government International Bond 144A 3.50% 11/23/31 #	896,000	645,633
Angola – 0.45%
Angolan Government International Bonds 144A 8.75% 4/14/32 #	2,200,000	1,637,130
8.75% 4/14/32	345,000	256,732
		1,893,862
Armenia – 0.16%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #	993,000	676,332
Bermuda – 0.50%
Bermuda Government International Bonds
144A 2.375% 8/20/30 #	1,688,000	1,351,227
144A 5.00% 7/15/32 #	800,000	761,598
		2,112,825
Chile – 1.19%
Chile Government International Bonds
3.10% 5/7/41	1,914,000	1,301,625
2.55% 7/27/33	3,000,000	2,252,503
4.34% 3/7/42	1,800,000	1,429,847
		4,983,975
Colombia – 1.55%
Colombia Government International Bonds
3.00% 1/30/30 *	2,300,000	1,652,734
3.125% 4/15/31	5,089,000	3,537,688
4.125% 2/22/42	2,268,000	1,295,169
		6,485,591
Dominican Republic – 1.02%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	3,577,000	2,702,643
144A 5.50% 2/22/29 #	1,800,000	1,556,093
		4,258,736
Egypt – 0.20%
Egypt Government International Bond 5.25% 10/6/25	1,064,000	831,473
Finland – 1.68%
Finland Government Bond 144A 1.375% 4/15/27 #	7,500,000	7,042,806
Georgia – 0.17%
Georgia Government International Bond 144A 2.75% 4/22/26 #	854,000	730,260
Germany – 0.79%
Bundesobligation 1.30% 10/15/27	2,200,000	2,086,345
Bundesrepublik Deutschland Bundesanleihe 0.000% 2/15/32	1,500,000	1,211,838
		3,298,183

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Indonesia – 0.84%
Indonesia Government International Bonds
2.95% 1/11/23	2,900,000	$2,889,296
3.85% 10/15/30 *	700,000	629,900
		3,519,196
Italy – 0.65%
Italy Buoni Poliennali Del Tesoro
144A 4.00% 4/30/35 #	2,500,000	2,339,009
2.50% 12/1/32	450,000	369,851
		2,708,860
Ivory Coast – 1.05%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	5,768,000	4,412,520
Morocco – 0.61%
Morocco Government International Bonds
5.50% 12/11/42	700,000	518,000
144A 2.375% 12/15/27 #	2,500,000	2,060,198
		2,578,198
Netherlands – 0.52%
Netherlands Government Bond 144A 0.50% 7/15/ 32 #	2,690,000	2,197,917
Norway – 1.40%
Norway Government Bond 144A 3.50% 10/6/42 #	62,990,000	5,885,662
Paraguay – 1.55%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #	5,767,000	5,152,488
144A 2.739% 1/29/33 #	1,887,000	1,364,318
		6,516,806
Republic of North Macedonia – 0.31%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	1,777,000	1,301,198
Senegal – 0.38%
Senegal Government International Bond 144A 6.25% 5/23/33 #	2,122,000	1,601,121
South Africa – 0.73%
Republic of South Africa Government International Bonds 5.65% 9/27/47	4,756,000	3,070,730
Spain – 0.60%
Spain Government Bonds 144A 1.00% 10/31/50 #	130,000	69,413
Spain Government Bonds 144A 3.45% 7/30/43 #	2,590,000	2,465,914
		2,535,327
United Kingdom – 0.68%
United Kingdom Gilt 1.50% 7/31/53	4,280,000	2,838,150
Uzbekistan – 1.21%
Republic of Uzbekistan International Bond 144A 4.75% 2/20/24 #	750,000	708,371
Republic of Uzbekistan International Bonds
144A 5.375% 2/20/29 #	3,481,000	2,928,012
144A 14.00% 7/19/24 #	7,800,000,000	679,376
Uzbekneftegaz 4.75% 11/16/ 28	1,000,000	760,000
		5,075,759
Total Sovereign Bonds (cost $84,808,289)		77,201,120

Supranational Banks – 2.07%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	2,000,000	1,822,750
Central American Bank for Economic Integration 144A 1.14% 2/9/26 #	2,000,000	1,770,570
Corp Andina de Fomento 2.375% 5/12/23	650,000	641,770
Banque Ouest Africaine de Developpement 5.00% 7/27/27	1,800,000	1,651,590
European Union 1.00% 7/6/32	3,420,000	2,804,293
Total Supranational Banks (cost $9,550,103)		8,690,973

US Treasury Obligations – 25.54%
US Treasury Notes
0.125% 10/15/23	2,000,000	1,915,878
0.25% 7/31/25	8,000,000	7,152,031
0.25% 10/31/25	4,800,000	4,251,656
0.375% 11/30/25	11,000,000	9,754,550
0.375% 12/31/25	7,400,000	6,544,953
0.375% 7/31/27	4,000,000	3,359,219
0.375% 9/30/27	4,600,000	3,838,664
0.50% 2/28/26	4,800,000	4,236,562
0.50% 10/31/27	2,000,000	1,674,688
1.25% 4/30/28	8,680,000	7,469,886
1.25% 5/31/28	5,000,000	4,294,531
2.125% 3/31/24	755,000	731,200
2.25% 11/15/25	2,450,000	2,307,881
2.375% 5/15/27	8,525,000	7,903,608

Schedules of investments

Delaware Ivy Global Bond Fund

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
2.375% 3/31/29	21,035,000	$19,051,465
2.75% 5/15/25	8,680,000	8,354,161
2.875% 7/31/25 *	355,000	342,090
2.875% 5/15/28	3,000,000	2,820,351
2.875% 4/30/29	9,000,000	8,403,750
2.875% 5/15/32	3,080,000	2,848,278
Total US Treasury Obligations (cost $118,281,141)		107,255,402

	Number of contracts
Options Purchased – 0.18%
Foreign Currency Put Option – 0.03%
EUR vs JPY strike price $128 EUR, expiration date 5/23/23, notional amount 1,168,000,000 (JPMCB)
	9,125,000	143,236
Put Swaptions – 0.15%
CDX.NA.IG 38 5 yr strike price $85, expiration date 10/19/22 (JPMCB)	89,700,000	615,761
Total Options Purchased (cost $418,664)		758,997
Total Value of Securities Before Securities Lending Collateral and Options Written–98.78% (cost $461,218,232)		414,779,095

	Number of shares
Securities Lending Collateral** – 1.11%
Money Market Mutual Fund – 1.11%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	4,660,200	4,660,200
Total Securities Lending Collateral (cost $4,660,200)		4,660,200

	Number of contracts
Options Written – (0.07)%
Foreign Currency Call Option – (0.01)%
EUR vs JPY strike price $118 EUR, expiration date 5/23/23, notional amount (1,076,750,000) (JPMCB)	(9,125,000)	(64,366)
Put Swaptions – (0.06)%
CDX.NA.IG 38 5 yr strike price $100, expiration date 10/19/22 1 (JPMCB)	(89,700,000)	(242,724)
Total Options Written (premium received $202,527)		(307,090)
Total Value of Securities–99.82% (cost $465,675,905)		$419,132,205■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $132,411,799, which represents 31.53% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
*	Fully or partially on loan.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
Ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $8,087,691 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $4,004,989.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSC	AUD	4,850,786	USD	(3,411,038)	11/18/22	$—	$(290,051)
GSC	EUR	(27,828,401)	USD	28,457,323	11/18/22	1,099,848	—
JPMCB	CLP	1,593,487,600	USD	(1,762,726)	11/18/22	—	(130,794)
JPMCB	EUR	(2,014,000)	USD	2,028,161	11/18/22	47,421	—
TD	EUR	(40,028,401)	USD	40,666,579	11/18/22	1,315,560	—
TD	GBP	(2,300,000)	USD	2,503,048	11/18/22	—	(66,331)
TD	JPY	925,000,000	USD	(6,929,396)	11/18/22	—	(506,483)
Total Foreign Currency Exchange Contracts						$2,462,829	$(993,659)

Futures Contracts

Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
702	90 Day Bank Bill	$4,301,749	$4,353,829	3/9/23	$—	$(52,080)	$41,668
(508)	90 Day Euro	(121,297,701)	(123,061,696)	12/18/23	1,763,995	—	44,450
	Australian Treasury
333	10 yr Bonds	24,946,217	25,581,486	12/15/22	—	(635,269)	117,126
	Canadian Treasury
92	10yr Bonds	8,231,281	8,328,426	12/19/22	—	(97,145)	841
(147)	Euro-Bobl	(17,252,066)	(17,747,385)	12/8/22	495,319	—	(85,059)
(27)	Euro-BTP	(2,963,142)	(3,112,608)	12/8/22	149,466	—	(30,449)
(66)	Euro-Bund	(8,957,990)	(9,036,121)	12/8/22	78,131	—	(64,051)
(21)	Euro-Buxl	(3,018,005)	(3,300,327)	12/8/22	282,322	—	(23,082)
(293)	Euro-Schatz	(30,772,928)	(31,086,637)	12/8/22	313,709	—	(51,725)
51	Long 10 yr Gilt	5,489,407	6,227,006	12/28/22	—	(737,599)	(12,798)
(224)	US Treasury 2 yr Notes	(46,007,500)	(46,726,230)	12/30/22	718,730	—	33,250
(31)	US Treasury 5 yr Notes	(3,332,742)	(3,420,841)	12/30/22	88,098	—	8,235
	US Treasury 10 yr
144	Notes	16,137,001	16,843,825	12/20/22	—	(706,824)	(56,251)
	US Treasury 10 yr Ultra
17	Notes	2,014,234	2,132,081	12/20/22	—	(117,847)	(8,500)
	US Treasury Long
(8)	Bonds	(1,011,250)	(1,086,792)	12/20/22	75,542	—	5,250
	US Treasury Ultra
(25)	Bonds	(3,425,000)	(3,693,100)	12/20/22	268,101	—	40,625
Total Futures Contracts			$(178,805,084)		$4,233,413	$(2,346,764)	$(40,470)
The use of foreign exchange contracts and future contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Schedules of investments

Delaware Ivy Global Bond Fund

Summary of abbreviations:

BTP – Buoni del Tesoro Poliennali

CDX.NA.IG – Credit Default Swap Index North America Investment Grade

GSC – Goldman Sachs Bank USA

JPMCB – JPMorgan Chase Bank

JSC – Joint Stock Company

S.F. – Single Family

TD – TD Bank

yr – Year

Summary of currencies:

AUD – Australian Dollar

CLP – Chilean Peso

EUR – European Monetary Unit

GBP – British Pound Sterling

JPY – Japanese Yen

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Growth Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 99.44%
Canada – 3.47%
Barrick Gold	322,172	$4,993,666
Canadian Natural Resources	324,194	15,097,715
		20,091,381
China – 2.46%
H World Group ADR *	198,984	6,673,923
JD.com ADR *	149,920	7,540,976
		14,214,899
China/Hong Kong – 2.85%
China Mengniu Dairy †	2,613,000	10,329,464
Tencent Holdings	182,500	6,164,178
		16,493,642
Denmark – 1.72%
Genmab †	31,029	9,982,145
		9,982,145
France – 5.81%
Airbus	104,255	8,986,820
BNP Paribas	177,806	7,510,394
LVMH Moet Hennessy Louis Vuitton	8,339	4,916,464
Thales	28,481	3,138,435
TotalEnergies *	62,370	2,926,063
Vinci	75,814	6,130,379
		33,608,555
Germany – 5.09%
Bayer	201,524	9,285,126
Deutsche Telekom	764,799	13,018,159
RWE	194,696	7,156,248
		29,459,533
Hong Kong – 1.16%
Prudential	686,710	6,721,267
		6,721,267
India – 5.45%
ICICI Bank	641,258	6,732,733
Larsen & Toubro	532,221	12,015,050
NTPC	3,139,430	6,131,504
State Bank of India	1,026,289	6,646,304
		31,525,591
Israel – 1.79%
Check Point Software Technologies †	92,349	10,344,935
		10,344,935
Italy – 1.19%
Ferrari	37,233	6,895,026
		6,895,026
Japan – 3.47%
ORIX	928,500	13,007,406
Subaru	469,900	7,101,291
		20,108,697
Taiwan – 2.18%
Taiwan Semiconductor Manufacturing	954,000	12,645,644
		12,645,644
United Kingdom – 3.47%
AstraZeneca	78,132	8,589,010
Reckitt Benckiser Group	173,879	11,524,952
		20,113,962
United States – 59.33%
Abbott Laboratories	77,245	7,474,226
AGNC Investment	844,998	7,114,883
Alphabet Class A †	126,151	12,066,343
Amazon.com †	110,357	12,470,341
Ambarella †	111,816	6,281,823
Apple	78,418	10,837,368
Aptiv †	99,933	7,815,760
Autodesk †	37,370	6,980,716
Burlington Stores *, †	41,086	4,597,113
Casey’s General Stores	43,375	8,784,305
ConocoPhillips	164,048	16,788,672
Darden Restaurants	113,330	14,315,846
Eli Lilly & Co.	24,529	7,931,452
First Republic Bank	71,302	9,308,476
Frontier Communications Parent †	184,971	4,333,871
Ingersoll Rand	157,898	6,830,667
Intercontinental Exchange	68,291	6,170,092
Intuit	28,051	10,864,713
Mastercard Class A	42,961	12,215,531
Microchip Technology	84,729	5,171,011
Microsoft	121,266	28,242,851
Morgan Stanley	103,390	8,168,844
NVIDIA	41,811	5,075,437
Procter & Gamble	88,178	11,132,472
Raytheon Technologies	126,394	10,346,613
Regeneron Pharmaceuticals †	18,572	12,793,694
Schlumberger	93,026	3,339,633
Schneider Electric	55,583	6,278,143
Seagate Technology Holdings	89,133	4,744,550
Skechers USA Class A †	231,251	7,335,282
Thermo Fisher Scientific	13,350	6,770,987
T-Mobile US †	47,227	6,336,447
Union Pacific	46,700	9,098,094
UnitedHealth Group	29,487	14,892,114
VeriSign †	59,640	10,359,468

Schedules of investments

Delaware Ivy Global Growth Fund

	Number of shares	Value (US $)
Common Stocks (continued)
United States (continued)
Vertex Pharmaceuticals †	40,444	$11,710,156
Zimmer Biomet Holdings	81,090	8,477,959
		343,455,953
Total Common Stocks (cost $551,170,998)		575,661,230

Short-Term Investments – 0.43%
Money Market Mutual Funds – 0.43%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	618,254	618,254
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	618,255	618,255
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	618,255	618,255
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	618,254	618,254
Total Short-Term Investments (cost $2,473,018)		2,473,018
Total Value of Securities Before Securities Lending Collateral–99.87% (cost $553,644,016)		578,134,248

Securities Lending Collateral** – 0.21%
Money Market Mutual Fund – 0.21%
Dreyfus Institutional Preference Government Money Market Fund – Institutional Shares (seven-day effective yield 2.98%)	1,210,874	1,210,874
Total Securities Lending Collateral (cost $1,210,874)		1,210,874
Total Value of Securities–100.08% (cost $554,854,890)		$579,345,122■

*	Fully or partially on loan.
†	Non-income producing security.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $8,146,690 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $7,105,122.

The following foreign currency exchange contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	EUR	(36,579)	USD	35,810	10/3/22	$(47)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – Bank of New York Mellon

Summary of currencies:

EUR – European Monetary Unit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy High Income Fund

September 30, 2022 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond — 0.16%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	4,857,000	$4,160,021
Total Convertible Bond (cost $4,311,943)		4,160,021

Corporate Bonds — 78.95%
Automotive — 0.58%
Goodyear Tire & Rubber 5.25% 7/15/31	18,975,000	15,203,244
		15,203,244
Banking — 0.44%
Deutsche Bank 6.00% 10/30/25 µ, Ψ	15,400,000	11,627,000
		11,627,000
Basic Industry — 3.01%
Cerdia Finanz 144A 10.50% 2/15/27 #	12,970,000	10,719,285
Chemours 144A 5.75% 11/15/28 #	18,340,000	15,042,651
First Quantum Minerals 144A 6.875% 10/15/27 #	4,575,000	4,127,702
FMG Resources August 2006
144A 5.875% 4/15/30 #	13,205,000	11,505,317
144A 6.125% 4/15/32 #	5,955,000	5,125,826
Novelis 144A 4.75% 1/30/30 #	24,909,000	20,488,400
Vibrantz Technologies 144A 9.00% 2/15/30 #	18,063,000	11,792,917
		78,802,098
Capital Goods — 3.07%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	8,075,311	5,545,558
Bombardier 144A 6.00% 2/15/28 #	5,423,000	4,545,365
Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	3,010,000	2,745,150
Sealed Air 144A 5.00% 4/15/29 #	8,655,000	7,736,142
TransDigm
4.625% 1/15/29	1,179,000	952,060
5.50% 11/15/27	23,552,000	20,536,520
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	31,156,000	16,356,900
144A 9.00% 11/15/26 #, *	34,006,000	20,515,820
144A 13.125% 11/15/27 #	4,540,000	1,373,350
		80,306,865
Communications — 8.33%
Altice Financing 144A 5.75% 8/15/29 #	25,860,000	19,850,395
Altice France
144A 5.125% 7/15/29 #	11,143,000	8,351,344
144A 5.50% 10/15/29 #	5,739,000	4,332,393
Altice France Holding 144A 6.00% 2/15/28 #	33,946,000	21,604,168
Connect Finco 144A 6.75% 10/1/26 #	24,994,000	21,892,050
Consolidated Communications
144A 5.00% 10/1/28 #	5,170,000	3,605,368
144A 6.50% 10/1/28 #	23,081,000	17,310,750
Digicel Group Holdings
144A PIK 7.00% 10/21/22 #, Ψ, >>	3,452,740	604,229
144A PIK 8.00% 4/1/25 #, >>>	7,105,661	2,813,904
Digicel International Finance
144A 8.00% 12/31/26 #	7,323,665	4,490,835
144A 8.75% 5/25/24 #	15,719,000	14,413,223
Frontier Communications Holdings
144A 5.875% 10/15/27 #	8,265,000	7,426,185
5.875% 11/1/29	5,789,667	4,608,691
144A 6.00% 1/15/30 #	3,564,000	2,807,363
144A 6.75% 5/1/29 #	15,295,000	12,653,477
144A 8.75% 5/15/30 #	4,190,000	4,199,511
LCPR Senior Secured Financing DAC 144A 5.125% 7/15/29 #	4,350,000	3,281,866
Ligado Networks 144A PIK 15.50% 11/1/23 #, >>	38,873,752	18,076,295
Northwest Fiber
144A 4.75% 4/30/27 #	10,425,000	9,093,363
144A 6.00% 2/15/28 #, *	7,848,000	6,098,703
144A 10.75% 6/1/28 #	6,401,000	5,970,005
Telesat Canada
144A 5.625% 12/6/26 #	29,713,000	14,257,783
144A 6.50% 10/15/27 #	5,107,000	1,899,446
Windstream Escrow 144A 7.75% 8/15/28 #, *	10,167,000	8,439,109
		218,080,456

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods — 2.28%
Kronos Acquisition Holdings 144A 5.00% 12/31/26 #	11,043,000	$9,704,312
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	29,962,000	20,696,254
Performance Food Group 144A 4.25% 8/1/29 #	10,117,000	8,443,345
Pilgrim’s Pride 144A 4.25% 4/15/31 #	17,908,000	14,331,504
Scotts Miracle-Gro 4.00% 4/1/31	595,000	420,186
Simmons Foods 144A 4.625% 3/1/29 #	7,408,000	6,072,782
		59,668,383
Energy — 11.43%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	3,695,000	3,295,201
144A 7.00% 11/1/26 #	8,882,000	8,572,729
144A 8.25% 12/31/28 #	741,000	713,430
Bellatrix Exploration
8.50% 9/11/23 =	6,693,000	0
12.50% 12/15/23 =	7,293,000	0
Callon Petroleum
144A 7.50% 6/15/30 #, *	7,590,000	6,659,845
144A 8.00% 8/1/28 #, *	16,270,000	15,041,208
CNX Resources 144A 6.00% 1/15/29 #, *	25,370,000	23,207,842
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	7,419,000	6,730,109
144A 6.00% 2/1/29 #	3,421,000	3,066,448
EQM Midstream Partners 144A 4.75% 1/15/31 #	33,599,000	26,748,164
Genesis Energy
7.75% 2/1/28	14,335,000	12,488,509
8.00% 1/15/27	22,288,000	19,584,911
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,775,000	18,152,397
144A 6.00% 2/1/31 #	1,905,000	1,657,610
144A 6.25% 4/15/32 #	8,530,000	7,568,413
Laredo Petroleum 10.125% 1/15/28	15,088,000	14,520,918
Mesquite Energy 144A 7.25% 2/15/23 #, ‡	3,888,000	38,880
Murphy Oil 6.375% 7/15/28	33,127,000	31,352,883
NuStar Logistics
6.00% 6/1/26	16,523,000	15,159,852
6.375% 10/1/30	16,710,000	14,335,024
Occidental Petroleum
4.20% 3/15/48	955,000	766,010
4.40% 4/15/46	3,873,000	3,191,390
4.40% 8/15/49	7,410,000	6,080,365
4.50% 7/15/44	3,985,000	3,338,898
6.45% 9/15/36	8,895,000	8,916,882
6.60% 3/15/46	7,560,000	7,804,226
6.625% 9/1/30	7,295,000	7,421,897
Southwestern Energy
5.375% 2/1/29	2,990,000	2,717,641
5.375% 3/15/30	21,650,000	19,554,388
Weatherford International 144A 8.625% 4/30/30 #	11,875,000	10,368,642
		299,054,712
Financial Services — 4.27%
Air Lease 4.65% 6/15/26 µ, Ψ	7,786,000	6,519,835
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	15,315,000	13,044,752
Compass Group Diversified Holdings 144A 5.25% 4/15/29 #	15,933,000	12,525,170
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #, >	19,256,975	18,197,649
Medline Borrower
144A 3.875% 4/1/29 #	22,131,000	17,778,828
144A 5.25% 10/1/29 #, *	3,924,000	2,970,193
New Cotai 5.00% 2/2/27 =	21,805,540	21,751,066
StoneX Group 144A 8.625% 6/15/25 #	18,625,000	18,850,269
		111,637,762
Healthcare — 8.28%
Avantor Funding 144A 3.875% 11/1/29 #	43,155,000	35,135,290
Bausch Health 144A 6.125% 2/1/27 #	12,880,000	8,949,024
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	18,185,000	15,043,359
CHS
144A 4.75% 2/15/31 #	12,020,000	8,099,617
144A 5.25% 5/15/30 #	6,560,000	4,582,324
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	6,252,000	5,543,430
144A 6.50% 10/15/28 #	10,770,000	9,162,598
Encompass Health 4.625% 4/1/31	5,620,000	4,452,461

Schedules of investments

Delaware Ivy High Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Encompass Health 4.75% 2/1/30	3,915,000	$3,226,981
Hadrian Merger Sub 144A 8.50% 5/1/26 #	8,941,000	8,213,113
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	18,383,000	14,972,494
Organon & Co. 144A 5.125% 4/30/31 #	26,785,000	21,985,931
P&L Development 144A 7.75% 11/15/25 #	22,970,000	17,268,846
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	16,977,000	13,452,217
Tenet Healthcare
144A 4.375% 1/15/30 #	16,530,000	13,833,296
144A 6.125% 10/1/28 #	16,925,000	14,855,137
US Renal Care 144A 10.625% 7/15/27 #	38,595,000	17,987,470
		216,763,588
Insurance — 3.49%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, *, >>	40,708,402	41,522,570
HUB International 144A 5.625% 12/1/29 #	26,605,000	22,267,720
NFP
144A 6.875% 8/15/28 #	27,031,000	21,128,916
144A 7.50% 10/1/30 #	6,740,000	6,404,300
		91,323,506
Leisure — 5.56%
Boyd Gaming 144A 4.75% 6/15/31 #	28,535,000	23,149,875
Carnival
144A 5.75% 3/1/27 #	24,678,000	17,343,081
144A 6.00% 5/1/29 #	29,460,000	19,393,076
144A 7.625% 3/1/26 #	7,078,000	5,390,003
144A 9.875% 8/1/27 #	7,429,000	7,294,089
144A 10.50% 2/1/26 #	1,803,000	1,786,692
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	18,683,000	13,768,811
144A 5.50% 8/31/26 #	1,750,000	1,340,990
144A 5.50% 4/1/28 #	36,986,000	25,994,501
Scientific Games Holdings 144A 6.625% 3/1/30 #	18,485,000	14,847,429
Scientific Games International 144A 7.25% 11/15/29 #	16,450,000	15,331,400
		145,639,947
Media — 11.76%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	27,779,000	22,056,387
AMC Networks 4.25% 2/15/29 *	17,696,000	13,124,513
Arches Buyer
144A 4.25% 6/1/28 #	22,177,000	17,346,517
144A 6.125% 12/1/28 #	18,049,000	14,005,302
Cars.com 144A 6.375% 11/1/28 #	11,085,000	9,470,913
CCO Holdings
144A 4.50% 8/15/30 #	10,995,000	8,722,388
144A 4.75% 2/1/32 #	13,515,000	10,547,444
144A 6.375% 9/1/29 #	24,785,000	22,800,713
Clear Channel International 144A 6.625% 8/1/25 #	2,812,000	2,616,253
CMG Media 144A 8.875% 12/15/27 #	17,022,000	13,026,937
CSC Holdings
144A 4.50% 11/15/31 #	7,627,000	5,741,606
144A 4.625% 12/1/30 #	29,266,000	19,954,290
144A 5.00% 11/15/31 #	11,141,000	7,379,860
144A 5.75% 1/15/30 #	7,623,000	5,432,150
Cumulus Media New Holdings 144A 6.75% 7/1/26 #, *	16,035,000	13,544,190
Directv Financing 144A 5.875% 8/15/27 #	26,815,000	23,178,216
DISH DBS 144A 5.75% 12/1/28 #	18,330,000	13,887,083
Nielsen Finance
144A 5.625% 10/1/28 #	11,107,000	11,047,994
144A 5.875% 10/1/30 #	9,256,000	9,238,414
Sirius XM Radio 144A 4.125% 7/1/30 #	34,885,000	28,431,275
Stagwell Global 144A 5.625% 8/15/29 #	18,723,000	15,434,773
VTR Comunicaciones 144A 4.375% 4/15/29 #	14,811,000	9,215,034
VTR Finance 144A 6.375% 7/15/28 #	5,206,000	2,928,375
VZ Secured Financing 144A 5.00% 1/15/32 #	11,580,000	8,672,737
		307,803,364
Real Estate — 0.06%
Uniti Group 144A 4.75% 4/15/28 #	1,859,000	1,472,923
		1,472,923

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Retail — 3.15%
Asbury Automotive Group
4.50% 3/1/28	12,172,650	$10,313,826
144A 4.625% 11/15/29 #	366,000	293,494
4.75% 3/1/30	12,623,650	9,879,108
144A 5.00% 2/15/32 #	366,000	282,464
CP Atlas Buyer 144A 7.00% 12/1/28 #	5,339,000	3,984,015
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	22,964,000	20,524,419
Michaels
144A 5.25% 5/1/28 #, *	13,002,000	9,154,903
144A 7.875% 5/1/29 #	10,143,000	5,871,326
PetSmart 144A 7.75% 2/15/29 #	24,727,000	22,144,018
		82,447,573
Services — 4.50%
Adtalem Global Education 144A 5.50% 3/1/28 #	23,142,000	20,877,440
Ahern Rentals 144A 7.375% 5/15/23 #	19,386,000	13,156,274
NESCO Holdings II 144A 5.50% 4/15/29 #	22,390,000	18,690,500
PECF USS Intermediate Holding III 144A 8.00% 11/15/29 #	5,590,000	4,098,970
Sabre GLBL
144A 7.375% 9/1/25 #	1,481,000	1,328,428
144A 9.25% 4/15/25 #	3,740,000	3,585,781
Staples
144A 7.50% 4/15/26 #	13,597,000	11,435,825
144A 10.75% 4/15/27 #, *	40,861,000	30,341,131
White Cap Buyer 144A 6.875% 10/15/28 #	17,234,000	14,096,809
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	130,000	110,388
		117,721,546
Technology & Electronics — 3.72%
AthenaHealth Group 144A 6.50% 2/15/30 #	18,150,000	14,382,967
Entegris Escrow
144A 4.75% 4/15/29 #	694,000	612,854
144A 5.95% 6/15/30 #	21,920,000	20,055,485
NCR
144A 5.00% 10/1/28 #	11,115,000	8,766,715
144A 5.125% 4/15/29 #	40,980,000	30,818,599
144A 5.25% 10/1/30 #	3,706,000	2,803,764
144A 5.75% 9/1/27 #	4,162,000	3,781,125
144A 6.125% 9/1/29 #	5,323,000	4,592,156
Sensata Technologies 144A 4.00% 4/15/29 #	13,855,000	11,495,419
		97,309,084
Transportation — 2.49%
American Airlines 144A 5.75% 4/20/29 #	2,795,000	2,443,599
Grupo Aeromexico 144A 8.50% 3/17/27 #	12,340,000	10,857,339
Seaspan 144A 5.50% 8/1/29 #	27,880,000	21,536,218
VistaJet Malta Finance 144A 6.375% 2/1/30 #	37,094,000	30,416,153
		65,253,309
Utilities — 2.53%
Calpine
144A 4.625% 2/1/29 #	13,165,000	10,753,238
144A 5.00% 2/1/31 #	1,495,000	1,190,031
144A 5.125% 3/15/28 #, *	21,855,000	18,815,876
Vistra
144A 7.00% 12/15/26 #, µ, Ψ	24,815,000	21,719,453
144A 8.00% 10/15/26 #, µ, Ψ	14,795,000	13,628,296
		66,106,894
Total Corporate Bonds (cost $2,528,616,993)		2,066,222,254

Municipal Bonds — 0.69%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.986% 7/1/24 ^	200,170	184,074
Series A-1 4.00% 7/1/33	601,590	530,380
Series A-1 4.00% 7/1/35	436,920	374,567
Series A-1 4.00% 7/1/37	464,106	382,043
Series A-1 4.362% 7/1/33 ^	774,189	428,065
Series A-1 5.625% 7/1/29	505,929	518,324
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	17,937,528	15,785,024
Total Municipal Bonds (cost $19,784,837)		18,202,477

Loan Agreements — 12.21%
Advantage Sales & Marketing Tranche B- 1 7.053% (LIBOR01M + 4.50%) 10/28/27 ●	10,441,273	9,364,517

Schedules of investments

Delaware Ivy High Income Fund

	Principal amount°		Value (US $)
Loan Agreements (continued)
Applied Systems 2nd Lien 8.462% (LIBOR03M + 5.50%) 9/19/25 ●		19,167,465	$18,927,871
Ascent Resources Utica Holdings 2nd Lien 11.455% (LIBOR03M + 9.00%) 11/1/25 ●		5,650,000	5,932,500
Clydesdale Acquisition Holdings Tranche B 7.309% (SOFR01M + 4.18%) 4/13/29 ●		4,817,925	4,558,099
CNT Holdings I 2nd Lien 9.498% (SOFR01M + 6.75%) 11/6/28 ●		9,822,000	9,355,455
Covis Finco Tranche B 10.203% (SOFR03M + 6.65%) 2/18/27 ●		14,625,000	11,663,437
CP Atlas Buyer Tranche B 6.615% (LIBOR01M + 3.50%) 11/23/27 ●		13,091,590	11,469,686
Edelman Financial Engines Center 2nd Lien 9.865% (LIBOR01M + 6.75%) 7/20/26 ●		25,014,000	22,262,460
Epic Crude Services 7.08% (LIBOR03M + 5.00%) 3/2/26 ●		22,973	19,039
Foresight Energy Operating Tranche A 11.674% (LIBOR03M + 8.00%) 6/30/27 ●		7,636,193	7,559,832
Form Technologies Tranche B 7.48% (LIBOR03M + 4.50%) 7/22/25 ●		55,306,808	49,084,792
Heartland Dental 8.553% (SOFR03M + 5.00%) 4/30/25 ●		7,211,925	6,779,210
Hexion Holdings 2nd Lien 10.556% (SOFR01M + 7.54%) 3/15/30 ●		15,845,000	13,072,125
Jones DesLauriers Insurance Management 1st Lien 7.748% (CDOR03M + 4.25%) 3/27/28 ●		5,432,276	3,794,944
Jones DesLauriers Insurance Management 1st Lien TBD 3/27/28 X		23,849,877	16,575,004
Jones DesLauriers Insurance Management 2nd Lien
10.998% (CDOR03M + 7.50%) 3/26/29 ●	CAD	12,182,639	8,466,597
10.998% (CDOR03M + 7.50%) 3/26/29 ●	CAD	1,225,361	856,027
Lealand Finance Company 6.115% (LIBOR01M + 3.00%) 6/28/24 ●		563,901	352,438
MLN US HoldCo Tranche B 1st Lien 8.252% (LIBOR03M + 4.50%) 11/30/25 ●		34,246,437	21,211,387
MLN US HoldCo Tranche B 2nd Lien 12.502% (LIBOR03M + 8.75%) 11/30/26 ●		16,995,184	6,373,194
Pre Paid Legal Services 2nd Lien 10.07% (LIBOR03M + 7.00%) 12/14/29 ●		9,410,000	8,892,450
SPX Flow 7.634% (SOFR01M + 4.50%) 4/5/29 ●		18,879,000	17,486,674
Swf Holdings I 7.602% (LIBOR03M + 4.00%) 10/6/28 ●		16,403,867	12,877,036
U.S. Renal Care Tranche B 1st Lien 7.563% (LIBOR01M + 5.00%) 6/26/26 ●		17,376,146	12,545,577
UKG 2nd Lien 7.535% (LIBOR03M + 5.25%) 5/3/27 ●		24,051,000	22,848,450
United PF Holdings 1st Lien 12.174% (LIBOR03M + 8.50%) 12/30/26 ●		5,026,420	4,825,363
West Corporation Tranche B 7.115% (LIBOR01M + 4.00%) 10/10/24 ●		14,372,763	12,399,081
Total Loan Agreements (cost $369,290,128)			319,553,245

		Number of shares
Common Stocks — 3.14%
Basic Industry — 0.66%
BIS Industries Holdings <<, =, †		19,682,813	110,224
Foresight Energy <<, =, †		1,117,414	16,627,115

	Number of shares	Value (US $)
Common Stocks (continued)
Basic Industry (continued)
Westmoreland Coal =, †	211,917	$535,090
		17,272,429
Consumer Goods — 0.00%
ASG Warrant <<, =	19,688	0
		0
Energy — 0.53%
KCA Deutag International =	164,333	11,338,977
Maritime Finance <<, =	1,750,000	2,397,335
Sabine Oil & Gas Holdings =, †	5,385	6,671
Vantage Drilling International †	5,353	98,361
		13,841,344
Leisure — 0.51%
New Cotai <<, =, †	20,316,462	0
Studio City International Holdings ADR †	2,267,875	4,966,646
Studio City International Holdings ADR	3,843,131	8,416,457
		13,383,103
Media — 0.00%
Cumulus Media Class A †	115	809
		809
Retail — 0.35%
True Religion Apparel <<, =, †	395	9,135,858
		9,135,858
Services — 1.03%
Laureate Education	2,557,942	26,986,288
		26,986,288
Utilities — 0.06%
Larchmont Resources <<, =, †	18,339	1,678,897
		1,678,897
Total Common Stocks (cost $362,363,240)		82,298,728

Preferred Stock — 0.08%
True Religion Apparel 0.000% <<, =, ω	410	2,050,430
Total Preferred Stock (cost $6,748,583)		2,050,430

Warrants — 0.02%
California Resources†	40,269	418,798
Total Warrants (cost $3,503,208)		418,798

Short-Term Investments — 3.26%
Money Market Mutual Funds — 3.26%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	21,349,588	21,349,588
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	21,349,587	21,349,587
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	21,349,587	21,349,587
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	21,349,587	21,349,587
Total Short-Term Investments (cost $85,398,349)		85,398,349
Total Value of Securities Before Securities Lending Collateral—98.51% (cost $3,380,017,281)		2,578,304,302

Securities Lending Collateral** — 1.01%
Money Market Mutual Fund — 1.01%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	26,331,620	26,331,620
Total Securities Lending Collateral (cost $26,331,620)		26,331,620
Total Value of Securities—99.52% (cost $3,406,348,901)		$2,604,635,922■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
ω	Perpetual security with no stated maturity date.
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”

Schedules of investments

Delaware Ivy High Income Fund

X	This loan will settle after September 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
«	PIK. The first payment of cash and/or principal will be made after September 30, 2022.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
‡	Non-income producing security. Security is currently in default.
>>>	PIK. 62.50% of the income received was in cash and 37.50% was in principal.
>>	PIK. 100% of the income received was in the form of principal.
*	Fully or partially on loan.
>	PIK. 100% of the income received was in the form of cash.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $1,776,372,969, which represents 67.87% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
Ψ	Perpetual security. Maturity date represents next call date.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
■	Includes $33,422,174 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $9,383,072.

Foreign Currency Exchange Contracts

The following foreign currency exchange contract was outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
TD	CAD	(43,890,000)	USD	34,036,915	11/18/22	$2,263,959

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

CDOR – Canadian Dollar Offered Rate

CDOR03M – 3 Month Canadian Dollar Offered Rate

DAC – Designated Activity Company

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PIK – Payment-in-kind

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TBD – To be determined

TD – TD Bank

Summary of currencies:

CAD – Canadian Dollar

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy International Core Equity Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 95.96% Δ
Australia - 1.26%
Newcrest Mining	1,381,519	$15,167,960
		15,167,960
Austria - 1.00%
Mondi	787,425	12,096,770
		12,096,770
Brazil - 4.12%
Banco do Brasil	3,734,416	26,618,276
MercadoLibre †	27,736	22,959,306
		49,577,582
Canada - 7.69%
Canada Goose Holdings *, †	890,684	13,574,024
Canadian Pacific Railway	414,468	27,667,206
Dollarama	434,176	24,925,006
Suncor Energy	936,135	26,362,364
		92,528,600
China - 11.94%
China Mengniu Dairy †	2,997,000	11,847,457
H World Group ADR	781,981	26,227,643
JD.com ADR	475,589	23,922,127
Li Ning	3,177,000	24,106,706
Prosus †	261,046	13,581,341
SITC International Holdings	2,078,000	3,810,916
Tencent Holdings	556,000	18,779,633
ZTO Express Cayman ADR *	892,771	21,453,287
		143,729,110
Denmark - 4.02%
Ambu Class B *	387,258	3,364,904
AP Moller - Maersk Class A	3,140	5,547,635
AP Moller - Maersk Class B	5,610	10,194,652
Genmab †	90,819	29,216,809
		48,324,000
France - 13.07%
Airbus	286,995	24,739,078
BNP Paribas	429,380	18,136,693
Capgemini	138,025	22,097,878
L’Oreal	19,332	6,181,254
LVMH Moet Hennessy Louis Vuitton	20,886	12,313,859
Thales	202,511	22,315,494
TotalEnergies *	659,734	30,951,146
Vinci	254,336	20,565,806
		157,301,208
Germany - 11.14%
adidas AG	127,866	14,699,634
Bayer	470,391	21,673,051
Deutsche Telekom	1,478,306	25,163,243
HeidelbergCement	291,405	11,511,710
HelloFresh †	516,428	10,809,831
RWE	583,584	21,450,218
SAP	188,975	15,400,549
Siemens	136,276	13,320,008
		134,028,244
Hong Kong - 1.52%
Prudential	1,871,959	18,322,051
		18,322,051
India - 0.76%
NTPC	4,691,832	9,163,442
		9,163,442
Japan - 9.15%
Inpex	2,255,500	21,037,244
ORIX	1,100,209	15,412,887
Seven & i Holdings	565,900	22,732,222
Subaru	1,038,749	15,697,933
Terumo	332,928	9,358,681
Tokio Marine Holdings *	1,455,153	25,862,624
		110,101,591
Netherlands - 3.76%
ING Groep	1,981,308	16,976,694
Shell	1,131,781	28,230,154
		45,206,848
Norway - 1.43%
DNB Bank	1,081,780	17,165,757
		17,165,757
Republic of Korea - 3.76%
LG	333,862	17,125,350
Samsung Electronics	766,602	28,149,053
		45,274,403
Spain - 1.48%
Banco Bilbao Vizcaya Argentaria	3,960,630	17,766,775
		17,766,775
Switzerland - 0.96%
Alcon	199,528	11,608,539
		11,608,539
Taiwan - 1.92%
Taiwan Semiconductor Manufacturing	1,741,000	23,077,638
		23,077,638
United Kingdom - 10.71%
AstraZeneca	110,847	12,185,353
AstraZeneca ADR	362,703	19,890,632
Haleon †	3,850,916	12,007,024

	Number of shares	Value (US $)
Common Stocks Δ (continued)
United Kingdom (continued)
Haleon ADR †	121,151	$737,810
HSBC Holdings	4,718,823	24,433,410
Legal & General Group	6,817,615	16,273,515
Reckitt Benckiser Group	368,856	24,448,371
Tesco	8,259,414	18,955,949
		128,932,064
United States - 6.27%
Roche Holding	58,842	19,155,000
Schlumberger	643,546	23,103,301
Schneider Electric	137,439	15,523,842
Stellantis	1,497,357	17,709,016
		75,491,159
Total Common Stocks (cost $1,320,549,367)		1,154,863,741

Short-Term Investments – 2.62%
Money Market Mutual Funds – 2.62%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	7,894,925	7,894,925
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	7,894,926	7,894,926
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	7,894,926	7,894,926
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	7,894,925	7,894,925
Total Short-Term Investments (cost $31,579,702)		31,579,702
Total Value of Securities Before Securities Lending Collateral–98.58% (cost $1,352,129,069)		1,186,443,443

Securities Lending Collateral** – 1.33%
Money Market Mutual Fund - 1.33%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	15,995,647	$15,995,647
Total Securities Lending Collateral (cost $15,995,647)		15,995,647
Total Value of Securities-99.91% (cost $1,368,124,716)		$1,202,439,090■

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $56,850,674 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $47,268,710.

The following foreign currency exchange contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	BRL	(868,905)	USD	160,525	10/4/22	$(378)
BNYM	EUR	(422,871)	USD	411,915	10/3/22	(2,605)
Total Foreign Currency Exchange Contracts						$(2,983)

Schedules of investments

Delaware Ivy International Core Equity Fund

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AG – Aktiengesellschaft

BNYM – Bank of New York Mellon

Summary of currencies:

BRL – Brazilian Real

EUR – European Monetary Unit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Value Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 96.14% Δ
Denmark - 5.03%
Novo Nordisk Class B	55,220	$5,500,895
		5,500,895
Finland - 0.01%
Nokia	3,500	15,026
		15,026
France - 16.92%
Air Liquide	46,170	5,277,190
Amundi #	250	10,408
Bouygues	400	10,464
Danone	88,700	4,194,209
Euroapi †	9	149
Orange	215,970	1,953,349
Publicis Groupe	48,460	2,296,165
Rexel	610	9,142
Sanofi	210	15,991
Schneider Electric	100	11,295
Sodexo	63,030	4,733,577
Technip Energies ADR	1,000	11,220
		18,523,159
Germany - 11.72%
adidas AG	31,940	3,671,862
BASF	310	11,897
Covestro #	500	14,296
Fresenius Medical Care AG & Co.	83,030	2,339,206
Knorr-Bremse	51,900	2,228,755
SAP	55,820	4,549,060
Siemens	130	12,706
		12,827,782
Hong Kong - 0.01%
Galaxy Entertainment Group	2,000	11,756
		11,756
Japan - 11.39%
Asahi Group Holdings	41,700	1,300,042
Bridgestone	232	7,503
Fukuoka Financial Group *	700	12,466
Honda Motor	600	13,024
Iida Group Holdings	900	12,183
Isuzu Motors	600	6,634
Kao	120,200	4,890,982
KDDI	63,900	1,868,198
Komatsu	800	14,567
Lawson	200	6,543
Makita	129,200	2,507,170
Mitsui & Co.	400	8,512
Panasonic Holdings	1,000	7,022
Seven & i Holdings	44,500	1,787,567
Sumitomo Mitsui Financial Group	400	11,089
Suzuki Motor	500	15,565
		12,469,067
Netherlands - 4.74%
Koninklijke Ahold Delhaize	203,430	5,181,656
		5,181,656
Spain - 5.63%
Amadeus IT Group †	132,960	6,164,377
		6,164,377
Sweden - 8.13%
Essity Class B	185,900	3,672,789
H & M Hennes & Mauritz Class B *	211,760	1,957,743
Securitas Class B *	470,880	3,268,867
		8,899,399
Switzerland - 15.52%
Nestle	64,610	6,988,045
Novartis	200	15,247
Roche Holding	14,950	4,866,715
Swatch Group	22,780	5,116,354
		16,986,361
United Kingdom - 17.04%
Diageo	157,480	6,628,889
Intertek Group	70,380	2,887,626
J Sainsbury	5,790	11,213
John Wood Group †	8,270	11,679
Smith & Nephew	480,860	5,550,464
Tesco	5,630	12,921
Travis Perkins	1,020	8,756
Unilever	80,270	3,527,052
Vodafone Group	8,750	9,793
		18,648,393
Total Common Stocks (cost $142,134,507)		105,227,871

Exchange-Traded Funds – 1.96%
iShares MSCI EAFE ETF *	1,210	67,772
iShares Trust iShares ESG Aware MSCI EAFE ETF	35,450	1,989,809
Vanguard FTSE Developed Markets ETF *	2,570	93,445
Total Exchange-Traded Funds (cost $2,333,158)		2,151,026

Schedules of investments

Delaware Ivy International Value Fund

	Number of shares	Value (US $)
Rights – 0.72% Δ
Sweden - 0.72%
Securitas Class B *, †	1,883,520	$785,815
Total Rights (cost $1,081,591)		785,815
Total Value of Securities Before Securities Lending Collateral-98.82% (cost $145,549,256)		108,164,712

Securities Lending Collateral** – 3.38%
Money Market Mutual Fund - 3.38%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	3,694,164	3,694,164
Total Securities Lending Collateral (cost $3,694,164)		3,694,164
Total Value of Securities-102.20% (cost $149,243,420)		$111,858,876■

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 15 in “Security type / country and sector allocations.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $24,704, which represents 0.02% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $5,044,056 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,558,896.

The following foreign currency exchange contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CHF	(145,029)	USD	146,879	10/4/22	$(155)
BNYM	EUR	(166,828)	USD	162,519	10/4/22	(1,024)
BNYM	JPY	(4,774,559)	USD	32,973	10/4/22	(27)
Total Foreign Currency Exchange Contracts						$(1,206)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 10 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AG – Aktiengesellschaft

BNYM – Bank of New York Mellon

EAFE – Europe, Australasia, and Far East

ESG – Environmental, Social, and Governance

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

Summary of currencies:

CHF – Swiss Franc

EUR – European Monetary Unit

JPY – Japanese Yen

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Large Cap Growth Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 98.70%♦
Communication Services — 9.59%
Alphabet Class A †	2,383,616	$227,992,870
Alphabet Class C †	373,384	35,900,872
Electronic Arts	1,115,519	129,076,704
		392,970,446
Consumer Discretionary — 13.48%
Amazon.com †	2,364,304	267,166,352
Booking Holdings †	28,069	46,123,261
Ferrari *	421,639	78,003,215
Home Depot	179,368	49,494,806
LVMH Moet Hennessy Louis Vuitton ADR *	464,911	54,627,043
NIKE Class B	683,453	56,808,613
		552,223,290
Consumer Staples — 3.35%
Coca-Cola	2,288,505	128,202,050
Estee Lauder Class A	41,801	9,024,836
		137,226,886
Financials — 4.57%
Intercontinental Exchange	984,782	88,975,054
S&P Global	321,531	98,179,491
		187,154,545
Healthcare — 9.33%
Cooper	260,459	68,735,130
Danaher	188,257	48,624,901
Intuitive Surgical †	238,234	44,654,581
UnitedHealth Group	351,206	177,373,078
Zoetis	287,515	42,635,599
		382,023,289
Industrials — 10.50%
CoStar Group †	2,704,786	188,388,345
Equifax	105,888	18,152,380
JB Hunt Transport Services	463,293	72,468,291
TransUnion	1,375,813	81,847,115
Union Pacific	168,574	32,841,587
Verisk Analytics	213,197	36,356,484
		430,054,202
Information Technology — 47.88%
Adobe †	246,590	67,861,568
Apple	2,683,902	370,915,256
Autodesk †	279,522	52,214,710
Broadridge Financial Solutions	588,767	84,970,853
Intuit	251,280	97,325,770
Microsoft	2,196,354	511,530,847
Motorola Solutions	829,791	185,848,290
NVIDIA	781,927	94,918,118
PayPal Holdings †	544,559	46,870,193
Salesforce †	407,307	58,587,039
VeriSign †	992,047	172,318,564
Visa Class A *	1,227,975	218,149,759
		1,961,510,967
Total Common Stocks (cost $2,227,056,569)		4,043,163,625
Total Value of Securities Before Securities Lending Collateral—98.70% (cost $2,227,056,569)		4,043,163,625

Securities Lending Collateral** — 0.13%
Money Market Mutual Fund — 0.13%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	5,460,590	5,460,590
Total Securities Lending Collateral (cost $5,460,590)		5,460,590
Total Value of Securities—98.83% (cost $2,232,517,159)		$4,048,624,215■

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $172,922,236 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $173,414,550.

Summary of abbreviations:

ADR – American Depositary Receipt

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy Limited-Term Bond Fund

September 30, 2022 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.39%
GNMA
Series 2012-39 PA 2.00% 3/16/42	1,885,087	$1,741,611
Series 2015-151 KC 3.50% 4/20/34	941,345	917,331
Total Agency Collateralized Mortgage Obligations (cost $2,855,498)		2,658,942

Agency Commercial Mortgage-Backed Securities — 9.93%
FREMF Mortgage Trust
Series 2013-K30 C 144A 3.67% 6/25/45 #, ●	1,000,000	984,236
Series 2013-K31 C 144A 3.747% 7/25/46 #, ●	3,000,000	2,960,287
Series 2013-K33 B 144A 3.611% 8/25/46 #, ●	3,000,000	2,958,261
Series 2013-K33 C 144A 3.611% 8/25/46 #, ●	3,750,000	3,690,234
Series 2015-K47 B 144A 3.709% 6/25/48 #, ●	2,500,000	2,383,207
Series 2016-K723 C 144A 3.69% 11/25/23 #, ●	4,899,000	4,779,714
Series 2017-K724 C 144A 3.611% 12/25/49 #, ●	1,500,000	1,454,724
Series 2017-K728 B 144A 3.767% 11/25/50 #, ●	12,555,000	12,149,034
Series 2017-K728 C 144A 3.767% 11/25/50 #, ●	910,000	872,799
Series 2017-K729 B 144A 3.799% 11/25/49 #, ●	5,100,000	4,888,086
Series 2017-KF33 B 144A 5.103% (LIBOR01M + 2.55%, Floor 2.55%) 6/25/27 #, ●	968,036	980,108
Series 2017-KF39 B 144A 5.053% (LIBOR01M + 2.50%, Floor 2.50%) 11/25/24 #, ●	1,852,558	1,836,571
Series 2017-KF40 B 144A 5.253% (LIBOR01M + 2.70%, Floor 2.70%) 11/25/27 #, ●	1,447,006	1,425,372
Series 2017-KSW2 B 144A 5.203% (LIBOR01M + 2.65%, Floor 2.65%) 5/25/27 #, ●	2,051,354	2,047,237
Series 2017-KSW3 B 144A 5.303% (LIBOR01M + 2.75%, Floor 2.75%) 5/25/27 #, ●	282,824	271,957
Series 2018-K732 B 144A 4.189% 5/25/25 #, ●	985,000	942,385
Series 2018-KF46 B 144A 4.503% (LIBOR01M + 1.95%, Floor 1.95%) 3/25/28 #, ●	1,423,361	1,386,966
Series 2018-KF47 B 144A 4.553% (LIBOR01M + 2.00%, Floor 2.00%) 5/25/25 #, ●	989,299	976,283
Series 2018-KF48 B 144A 4.603% (LIBOR01M + 2.05%, Floor 2.05%) 6/25/28 #, ●	798,325	765,366
Series 2018-KF49 B 144A 4.453% (LIBOR01M + 1.90%, Floor 1.90%) 6/25/25 #, ●	923,882	896,081
Series 2018-KF51 B 144A 4.403% (LIBOR01M + 1.85%, Floor 1.85%) 8/25/25 #, ●	2,421,495	2,382,402
Series 2019-KF60 B 144A 4.903% (LIBOR01M + 2.35%, Floor 2.35%) 2/25/26 #, ●	3,185,032	3,168,767
Series 2019-KF61 B 144A 4.753% (LIBOR01M + 2.20%, Floor 2.20%) 4/25/29 #, ●	1,221,024	1,211,609
Series 2019-KF68 B 144A 4.753% (LIBOR01M + 2.20%, Floor 2.20%) 7/25/26 #, ●	2,159,402	2,106,013
Series 2019-KF69 B 144A 4.853% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/29 #, ●	2,149,760	2,138,157
Series 2019-KF70 B 144A 4.853% (LIBOR01M + 2.30%, Floor 2.30%) 9/25/29 #, ●	1,205,918	1,196,140
Series 2019-KF73 B 144A 5.003% (LIBOR01M + 2.45%, Floor 2.45%) 11/25/29 #, ●	2,823,255	2,800,112
Series 2020-KF74 B 144A 4.703% (LIBOR01M + 2.15%, Floor 2.15%) 1/25/27 #, ●	3,286,262	3,255,832
Series 2020-KF75 B 144A 4.803% (LIBOR01M + 2.25%, Floor 2.25%) 12/25/29 #, ●	1,688,022	1,593,989
Total Agency Commercial Mortgage-Backed Securities (cost $70,290,627)		68,501,929

Collateralized Debt Obligations — 8.81%
Benefit Street Partners CLO XX Series 2020-20A AR 144A 3.682% (LIBOR03M + 1.17%, Floor 1.17%) 7/15/34 #, ●	5,000,000	4,792,470
BlueMountain CLO XXX Series 2020-30A AR 144A 3.698% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, ●	3,000,000	2,860,797
Canyon CLO Series 2020-1A AR 144A 3.692% (LIBOR03M + 1.18%, Floor 1.18%) 7/15/34 #, ●	4,600,000	4,423,530

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
CIFC Funding Series 2022-2A A1 144A 3.873% (TSFR03M + 1.32%, Floor 1.32%) 4/19/35 #, ●	5,000,000	$4,776,745
Dryden 77 CLO Series 2020-77A AR 144A 4.104% (LIBOR03M + 1.12%, Floor 1.12%) 5/20/34 #, ●	2,600,000	2,479,506
Galaxy XXI CLO Series 2015-21A AR 144A 3.73% (LIBOR03M + 1.02%) 4/20/31 #, ●	4,900,000	4,792,200
Golub Capital Partners CLO 50B-R Series 2020-50A A1R 144A 3.847% (TSFR03M + 1.37%, Floor 1.37%) 4/20/35 #, ●	5,000,000	4,738,485
KKR CLO 41 Series 2022-41A A1 144A 2.821% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, ●	5,000,000	4,732,025
Neuberger Berman CLO XX Series 2015-20A ARR 144A 3.672% (LIBOR03M + 1.16%, Floor 1.16%) 7/15/34 #, ●	2,000,000	1,932,078
Octagon Investment Partners 48 Series 2020-3A AR 144A 3.86% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, ●	5,000,000	4,760,740
PPM CLO 3 Series 2019-3A AR 144A 3.83% (LIBOR03M + 1.09%, Floor 1.09%) 4/17/34 #, ●	3,750,000	3,572,422
Regatta XIX Funding Series 2022-1A A1 144A 2.399% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, ●	5,000,000	4,785,480
Sound Point CLO XXV Series 2019-4A A1R 144A 3.821% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, ●	5,000,000	4,814,145
Voya CLO Series 2020-3A AR 144A 3.86% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, ●	3,000,000	2,883,972
Wind River CLO Series 2021-3A A 144A 3.86% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/33 #, ●	4,700,000	4,489,332
Total Collateralized Debt Obligations (cost $63,250,665)		60,833,927

Corporate Bonds — 65.81%
Banking — 17.49%
Ally Financial
1.45% 10/2/23	4,250,000	4,104,944
5.80% 5/1/25 *	5,850,000	5,881,182
Bank of America
0.523% 6/14/24 µ	2,175,000	2,101,239
1.843% 2/4/25 µ	385,000	366,111
4.00% 1/22/25	4,000,000	3,875,030
4.125% 1/22/24	3,000,000	2,977,658
4.20% 8/26/24	3,675,000	3,617,928
Bank of Montreal 2.05% 11/1/22	5,000,000	4,993,723
Barclays 5.501% 8/9/28 µ	325,000	305,005
Citigroup
2.014% 1/25/26 µ	3,445,000	3,168,480
3.07% 2/24/28 µ	575,000	513,135
3.50% 5/15/23	4,140,000	4,111,988
5.50% 9/13/25	1,900,000	1,899,032
5.61% 9/29/26 µ	385,000	383,143
Citizens Bank 4.119% 5/23/25 µ	3,925,000	3,851,925
Credit Suisse Group 144A 6.442% 8/11/28 #, µ	770,000	717,043
Discover Bank 2.45% 9/12/24	4,890,000	4,629,299
Goldman Sachs Group
3.714% 12/9/26 ●	3,700,000	3,578,871
3.85% 7/8/24	5,000,000	4,890,420
4.25% 10/21/25	7,209,000	6,965,757
Huntington National Bank 4.008% 5/16/25 µ	2,230,000	2,185,577
JPMorgan Chase & Co.
0.653% 9/16/24 *, µ	3,000,000	2,862,308
3.875% 9/10/24	2,542,000	2,488,155
4.08% 4/26/26 µ	10,270,000	9,894,569
4.851% 7/25/28 µ	520,000	499,830
KeyBank 4.15% 8/8/25	1,880,000	1,823,778
KeyCorp 3.878% 5/23/25 µ	1,910,000	1,861,120
Mitsubishi UFJ Financial Group 0.848% 9/15/24 µ	3,500,000	3,339,708
Morgan Stanley
2.475% 1/21/28 µ	440,000	385,034
3.125% 7/27/26	9,515,000	8,773,489
3.70% 10/23/24	3,650,000	3,560,375
4.666% 5/31/23 ●	1,700,000	1,698,740
National Bank of Canada 2.10% 2/1/23	3,600,000	3,564,506
PNC Financial Services Group 6.00% 5/15/27 *, µ	415,000	385,950
Toronto-Dominion Bank 4.108% 6/8/27 *	5,795,000	5,471,129
UBS Group 144A 4.703% 8/5/27 #, µ	505,000	479,261
US Bancorp 4.548% 7/22/28 µ	1,240,000	1,196,033

Schedules of investments

Delaware Ivy Limited-Term Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co.
3.908% 4/25/26 µ	6,870,000	$6,570,965
4.808% 7/25/28 µ	765,000	730,390
		120,702,830
Basic Industry — 1.62%
Celanese US Holdings
6.05% 3/15/25	330,000	322,674
6.165% 7/15/27	1,185,000	1,122,997
DuPont de Nemours 4.205% 11/15/23	2,450,000	2,436,222
Graphic Packaging International 144A 0.821% 4/15/24 #	3,650,000	3,392,189
Mosaic
3.25% 11/15/22	2,314,000	2,311,329
4.25% 11/15/23	750,000	744,322
Nucor 3.95% 5/23/25	900,000	873,260
		11,202,993
Brokerage — 0.65%
Brookfield Finance 4.00% 4/1/24	3,200,000	3,153,196
LSEGA Financing 144A 0.65% 4/6/24 #	1,460,000	1,367,368
		4,520,564
Capital Goods — 6.02%
Avery Dennison 0.85% 8/15/24	1,125,000	1,042,088
Boeing
2.20% 10/30/22	5,500,000	5,482,185
2.80% 3/1/23 *	5,623,000	5,584,245
General Electric 5.012% 1/1/24	2,067,050	2,064,011
Huntington Ingalls Industries 0.67% 8/16/23	5,000,000	4,823,511
L3Harris Technologies 3.832% 4/27/25	2,225,000	2,149,268
Lennox International 1.35% 8/1/25	3,925,000	3,505,801
Martin Marietta Materials 0.65% 7/15/23	1,800,000	1,738,682
Parker-Hannifin
3.65% 6/15/24	3,315,000	3,244,692
4.25% 9/15/27	2,440,000	2,327,887
Republic Services 0.875% 11/15/25	2,200,000	1,936,049
Roper Technologies 1.00% 9/15/25	3,600,000	3,198,558
Waste Management 0.75% 11/15/25	5,045,000	4,458,036
		41,555,013
Communications — 6.51%
AT&T 1.70% 3/25/26	3,650,000	3,249,181
AT&T 2.95% 7/15/26 ●	3,750,000	3,448,152
Charter Communications Operating
4.50% 2/1/24	3,285,000	3,249,273
4.908% 7/23/25	4,015,000	3,918,791
Crown Castle International 3.15% 7/15/23	1,195,000	1,179,363
Crown Castle Towers 144A 3.663% 5/15/45 #	2,050,000	1,984,967
Netflix 5.875% 2/15/25	3,750,000	3,751,914
SBA Tower Trust 144A 3.869% 10/8/49 #	6,500,000	6,285,792
Sprint 7.875% 9/15/23	5,130,000	5,190,893
T-Mobile USA 3.75% 4/15/27	3,500,000	3,234,562
TWDC Enterprises 18 7.55% 7/15/93	3,650,000	3,794,608
Verizon Communications 1.45% 3/20/26	2,200,000	1,944,986
Warnermedia Holdings 144A 3.638% 3/15/25 #	3,890,000	3,687,448
		44,919,930
Consumer Cyclical — 5.56%
7-Eleven 144A 0.80% 2/10/24 #	2,000,000	1,892,068
Aptiv 2.396% 2/18/25	2,805,000	2,620,347
AutoNation 3.50% 11/15/24	1,125,000	1,082,960
DR Horton 2.60% 10/15/25	2,139,000	1,966,085
Ford Motor Credit
2.30% 2/10/25	235,000	208,543
2.70% 8/10/26	1,700,000	1,412,088
3.375% 11/13/25	3,095,000	2,738,910
General Motors 4.875% 10/2/23	4,223,000	4,207,934
General Motors Financial 1.20% 10/15/24	2,175,000	1,998,392
Hyundai Capital America 144A 1.25% 9/18/23 #	2,200,000	2,116,963
Lowe’s 4.40% 9/8/25	580,000	571,573
MGM Resorts International 5.75% 6/15/25	4,825,000	4,615,933
Nissan Motor 144A 3.043% 9/15/23 #	3,750,000	3,647,544
Nordstrom 2.30% 4/8/24	730,000	679,754
PVH 4.625% 7/10/25	3,650,000	3,502,770
VICI Properties 4.95% 2/15/30	200,000	181,167
Volkswagen Group of America Finance 144A 0.875% 11/22/23 #	5,150,000	4,905,678
		38,348,709
Consumer Non-Cyclical — 5.32%
AbbVie 2.30% 11/21/22	3,600,000	3,591,520

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Becton Dickinson and Co.
3.734% 12/15/24	998,000	$964,755
Conagra Brands 0.50% 8/11/23	1,125,000	1,084,235
CSL Finance 144A 4.05% 4/27/29 #	280,000	258,248
Darling Ingredients 144A 5.25% 4/15/27 #	4,355,000	4,113,657
Diageo Capital 3.50% 9/18/23	3,500,000	3,458,728
HCA 144A 3.125% 3/15/27 #, *	4,125,000	3,657,566
Keurig Dr Pepper 0.75% 3/15/24	1,820,000	1,715,563
McCormick & Co.
0.90% 2/15/26	2,975,000	2,582,985
3.50% 9/1/23	1,320,000	1,303,366
Novartis Capital 3.00% 11/20/25	3,750,000	3,568,847
Royalty Pharma
0.75% 9/2/23	5,200,000	4,981,987
1.20% 9/2/25	3,940,000	3,486,770
Tyson Foods 3.95% 8/15/24	2,000,000	1,959,708
		36,727,935
Electric — 3.50%
Black Hills 1.037% 8/23/24	2,500,000	2,310,977
Edison International 3.55% 11/15/24	3,700,000	3,555,672
Enel Finance International 144A 4.25% 6/15/25 #	680,000	653,427
Eversource Energy 2.90% 3/1/27	610,000	554,411
Fells Point Funding Trust 144A 3.046% 1/31/27 #	570,000	508,571
ITC Holdings 144A 4.95% 9/22/27 #	370,000	361,564
MidAmerican Energy 3.70% 9/15/23	3,000,000	2,983,676
National Rural Utilities Cooperative Finance 1.875% 2/7/25	3,685,000	3,452,738
Southern 0.60% 2/26/24	3,635,000	3,421,900
Virginia Electric and Power 2.75% 3/15/23	5,425,000	5,372,340
Vistra Operations 144A 5.125% 5/13/25 #	985,000	954,938
		24,130,214
Energy — 5.04%
Aker BP 144A 2.875% 1/15/26 #	3,675,000	3,341,559
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,500,000	1,526,473
ConocoPhillips 2.40% 3/7/25	2,855,000	2,703,436
Eastern Energy Gas Holdings 3.55% 11/1/23	3,765,000	3,711,209
Enbridge 2.50% 2/14/25	2,200,000	2,068,583
Energy Transfer 4.25% 4/1/24	3,200,000	3,134,146
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	3,746,484	3,410,537
Harvest Operations 144A 1.00% 4/26/24 #	3,600,000	3,382,358
HF Sinclair 144A 2.625% 10/1/23 #	2,925,000	2,832,304
Kinder Morgan Energy Partners 3.45% 2/15/23	4,090,000	4,071,660
Occidental Petroleum 5.875% 9/1/25	4,560,000	4,579,950
		34,762,215
Finance Companies — 1.76%
AerCap Ireland Capital DAC 1.65% 10/29/24	5,000,000	4,572,381
Aviation Capital Group 144A 4.375% 1/30/24 #	3,000,000	2,903,226
Avolon Holdings Funding 144A 4.25% 4/15/26 #	1,100,000	987,551
Park Aerospace Holdings 144A 5.50% 2/15/24 #	1,750,000	1,714,364
USAA Capital 144A 1.50% 5/1/23 #	2,000,000	1,969,030
		12,146,552
Insurance — 4.67%
Athene Global Funding
144A 0.914% 8/19/24 #	2,150,000	1,963,322
144A 0.95% 1/8/24 #	3,000,000	2,825,792
Elevance Health 3.35% 12/1/24	5,000,000	4,812,732
MassMutual Global Funding II 144A 0.60% 4/12/24 #	5,100,000	4,778,996
Met Tower Global Funding 144A 3.70% 6/13/25 #, *	2,100,000	2,027,063
Metropolitan Life Global Funding I 144A 0.90% 6/8/23 #	3,750,000	3,657,282
New York Life Global Funding 144A 0.85% 1/15/26 #, *	5,000,000	4,399,488
Principal Life Global Funding II 144A 0.75% 4/12/24 #	2,200,000	2,054,601
Protective Life Global Funding 144A 0.631% 10/13/23 #, *	2,250,000	2,159,673
Reliance Standard Life Global Funding II 144A 2.15% 1/21/23 #	3,600,000	3,570,405
		32,249,354
Natural Gas — 0.54%
Sempra Energy 3.30% 4/1/25	3,110,000	2,962,384
Southern California Gas 2.95% 4/15/27	820,000	749,580
		3,711,964

Schedules of investments

Delaware Ivy Limited-Term Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts — 2.39%
American Tower Trust #1 Series 13 2A 144A 3.07% 3/15/48 #	8,265,000	$8,207,641
SBA Tower Trust
144A 1.884% 7/15/50 #	3,222,000	2,832,997
144A 2.836% 1/15/50 #	5,840,000	5,463,554
		16,504,192
Technology — 4.18%
Apple 3.00% 2/9/24	927,000	911,063
Baidu 1.72% 4/9/26	1,050,000	928,941
Fidelity National Information Services 4.70% 7/15/27	3,335,000	3,215,141
Microchip Technology 0.983% 9/1/24	4,750,000	4,376,159
PayPal Holdings 1.65% 6/1/25	7,907,000	7,287,719
S&P Global 144A 2.45% 3/1/27 #	2,005,000	1,800,049
Seagate HDD Cayman 4.75% 6/1/23	1,950,000	1,925,565
Sensata Technologies
144A 5.00% 10/1/25 #	3,720,000	3,554,069
144A 5.625% 11/1/24 #	950,000	945,877
Thomson Reuters 4.30% 11/23/23	3,630,000	3,604,657
Workday
3.50% 4/1/27	130,000	120,439
3.70% 4/1/29	200,000	179,614
		28,849,293
Transportation — 0.56%
American Airlines 2016-2 Class AA Pass Through Trust 3.20% 12/15/29 ♦	1,113,000	967,810
Penske Truck Leasing 144A 4.40% 7/1/27 #	3,055,000	2,870,155
		3,837,965
Total Corporate Bonds (cost $483,451,887)		454,169,723

Non-Agency Asset-Backed Securities — 3.98%
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	1,900,000	1,884,473
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	3,550,000	3,231,345
Ford Credit Floorplan Master Owner Trust A Series 2020-2 A 1.06% 9/15/27	7,600,000	6,774,371
GM Financial Automobile Leasing Trust Series 2022-1 B 2.23% 2/20/26	4,150,000	3,929,076
Toyota Lease Owner Trust Series 2021-B A3 144A 0.42% 10/21/24 #	4,850,000	4,669,040
Verizon Master Trust Series 2022-2 B 1.83% 7/20/28	3,550,000	3,288,152
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	3,750,000	3,678,131
Total Non-Agency Asset-Backed Securities (cost $28,675,420)		27,454,588

Supranational Bank — 0.21%
Corp Andina de Fomento 2.375% 5/12/23	1,500,000	1,481,008
Total Supranational Bank (cost $1,499,289)		1,481,008

US Treasury Obligations — 8.72%
US Treasury Notes
2.875% 5/15/25	6,409,600	6,168,989
3.125% 8/31/27	56,270,000	53,984,031
Total US Treasury Obligations (cost $60,270,856)		60,153,020

	Number of shares
Short-Term Investments — 0.73%
Money Market Mutual Funds — 0.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	1,259,524	1,259,524
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	1,259,524	1,259,524
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	1,259,524	1,259,524

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	1,259,523	$1,259,523
Total Short-Term Investments (cost $5,038,095)		5,038,095
Total Value of Securities Before Securities Lending Collateral—98.58% (cost $715,332,337)		680,291,232

Securities Lending Collateral** — 0.13%
Money Market Mutual Fund — 0.13%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	888,680	888,680
Total Securities Lending Collateral (cost $888,680)		888,680
Total Value of Securities—98.71% (cost $716,221,017)		$681,179,912■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $250,525,554, which represents 36.30% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
*	Fully or partially on loan.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $19,374,989 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $19,061,986.

The following futures contracts were outstanding at September 30, 2022:1

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
863	US Treasury 2 yr Notes	$177,252,109	$180,031,746	12/30/22	$—	$(2,779,637)	$(129,742)
(362)	US Treasury 5 yr Notes	(38,917,827)	(40,257,521)	12/30/22	1,339,694	—	96,158
Total Futures Contracts			$139,774,225		$1,339,694	$(2,779,637)	$(33,584)

The use of futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1 See Note 8 in “Notes to financial statements.”

Schedules of investments

Delaware Ivy Limited-Term Bond Fund

Summary of abbreviations:

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

S&P – Standard & Poor’s Financial Services LLC

TSFR03M – 3 Month Term Secured Overnight Financing Rate

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Managed International Opportunities Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.55%
Delaware Global Value Equity Fund Class R6<<	801,688	$8,329,538
Delaware Ivy International Core Equity Fund Class R6<<	2,550,919	38,365,816
Delaware Ivy International Small Cap Fund Class R6<<	500,343	4,272,930
Delaware Ivy International Value Fund Class R6<<	991,470	13,057,661
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6<<	1,195,429	21,828,538
Total Affiliated Mutual Funds (cost $87,374,989)		85,854,483

Short-Term Investments — 0.58%
Money Market Mutual Funds — 0.58%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	124,708	124,709
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	124,709	124,709
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	124,709	124,709
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	124,708	124,708
Total Short-Term Investments (cost $498,835)		498,835
Total Value of Securities—100.13% (cost $87,873,824)		$86,353,318

<< Affiliated company. See Note 2 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy Mid Cap Growth Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 100.05%
Communication Services — 7.94%
Electronic Arts	707,435	$81,857,304
Pinterest Class A †	5,614,606	130,820,320
Shutterstock	996,072	49,972,932
Trade Desk Class A †	1,427,021	85,264,505
ZoomInfo Technologies †	1,662,466	69,258,333
		417,173,394
Consumer Discretionary — 17.38%
BorgWarner	3,183,447	99,960,236
Chipotle Mexican Grill †	106,540	160,104,050
Floor & Decor Holdings Class A *, †	757,691	53,235,370
Horizon Therapeutics †	1,319,074	81,637,490
Levi Strauss & Co. Class A *	3,966,496	57,395,197
Lululemon Athletica †	263,992	73,801,603
National Vision Holdings *, †	2,107,944	68,824,372
On Holding Class A *, †	2,986,415	47,931,961
Petco Health & Wellness *, †	3,533,711	39,436,215
Pool	258,855	82,370,249
Ulta Beauty †	164,488	65,990,941
Vail Resorts	380,007	81,944,709
		912,632,393
Consumer Staples — 1.31%
Brown-Forman Class B	1,033,956	68,830,451
		68,830,451
Financials — 6.72%
First Republic Bank	767,338	100,175,976
Kinsale Capital Group	209,767	53,578,687
MarketAxess Holdings	587,284	130,664,817
Pinnacle Financial Partners	843,816	68,433,478
		352,852,958
Healthcare — 18.91%
ABIOMED †	370,597	91,040,859
Agilent Technologies	631,154	76,716,769
Azenta *	1,000,420	42,878,001
Bio-Techne	259,403	73,670,452
Dexcom ~, †	2,145,824	172,824,665
Edwards Lifesciences †	928,175	76,695,100
Envista Holdings †	2,653,870	87,073,475
Genmab ADR *, †	2,487,129	79,911,455
Intuitive Surgical †	408,138	76,501,387
Repligen †	569,365	106,533,885
Seagen †	642,710	87,942,009
West Pharmaceutical Services	85,278	20,985,210
		992,773,267
Industrials — 15.22%
A O Smith	1,444,164	70,157,487
Clarivate *, †	4,499,259	42,248,042
Copart †	295,578	31,449,499
CoStar Group ~, †	3,568,824	248,568,592
Fastenal ~	1,664,871	76,650,661
Generac Holdings †	350,717	62,476,726
HEICO Class A	1,038,394	119,020,720
IDEX	356,121	71,170,782
Trex †	1,754,987	77,114,129
		798,856,638
Information Technology — 32.55%
Arista Networks †	1,412,390	159,444,707
Coherent *, †	2,354,550	82,056,067
Crowdstrike Holdings Class A †	618,259	101,895,266
DocuSign †	1,326,891	70,948,862
EngageSmart *, †	844,745	17,477,774
Five9 †	965,489	72,392,365
Genpact	1,117,510	48,913,413
Keysight Technologies †	716,442	112,739,313
Littelfuse	246,347	48,946,685
Marvell Technology	2,459,063	105,518,393
Microchip Technology	1,874,627	114,408,486
Monolithic Power Systems	417,242	151,625,743
Novanta †	485,044	56,095,339
Paycom Software †	381,927	126,032,091
Teradyne *	1,358,118	102,062,568
Trimble †	1,522,221	82,610,934
Tyler Technologies †	324,590	112,795,025
Universal Display	676,250	63,804,187
Workiva †	812,396	63,204,409
Zebra Technologies Class A †	59,943	15,705,665
		1,708,677,292
Materials — 0.02%
Scotts Miracle-Gro	22,925	980,044
		980,044
Total Common Stocks (cost $4,567,663,752)		5,252,776,437

Short-Term Investments — 0.03%
Money Market Mutual Funds — 0.03%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	401,911	401,911
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	401,912	401,912
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	401,911	401,911

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	401,912	$401,912
Total Short-Term Investments (cost $1,607,646)		1,607,646
Total Value of Securities Before Securities Lending Collateral—100.08% (cost $4,569,271,398)		5,254,384,083

Securities Lending Collateral** — 1.41%
Money Market Mutual Fund — 1.41%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	73,821,740	73,821,740
Total Securities Lending Collateral (cost $73,821,740)		73,821,740
Total Value of Securities—101.49% (cost $4,643,093,138)		$5,328,205,823■

†	Non-income producing security.
*	Fully or partially on loan.
~	Fully or partially pledged as collateral for options contracts.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $265,800,787 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $204,720,221.

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy Mid Cap Income Opportunities Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 99.08%
Consumer Discretionary — 22.59%
Darden Restaurants	289,730	$36,598,694
Garmin	450,054	36,143,837
Hasbro	512,822	34,574,459
Polaris *	358,316	34,272,925
Service Corp. International	639,110	36,902,211
Tractor Supply	202,004	37,548,503
Travel + Leisure	952,021	32,482,957
Vail Resorts	169,809	36,617,613
		285,141,199
Consumer Staples — 8.28%
Clorox	272,198	34,947,501
McCormick & Co.	497,177	35,433,805
Sysco	483,612	34,196,204
		104,577,510
Financials — 20.14%
Ares Management Class A	540,359	33,475,240
Arthur J. Gallagher & Co.	214,666	36,755,112
Discover Financial Services	383,504	34,868,184
First American Financial	777,160	35,827,076
Glacier Bancorp	798,235	39,217,286
Northern Trust	410,959	35,161,652
Umpqua Holdings	2,274,222	38,866,454
		254,171,004
Healthcare — 2.76%
Encompass Health	769,233	34,792,409
		34,792,409
Industrials — 17.16%
CH Robinson Worldwide	375,235	36,138,883
Fastenal	805,142	37,068,738
nVent Electric *	1,165,857	36,852,740
Snap-on	177,047	35,648,413
Stanley Black & Decker	455,923	34,289,969
Watsco	141,925	36,540,010
		216,538,753
Information Technology — 16.72%
Broadridge Financial Solutions	237,256	34,240,786
Microchip Technology	588,368	35,908,099
NetApp	580,115	35,880,113
Paychex	320,407	35,952,869
Seagate Technology Holdings	641,776	34,161,736
TE Connectivity	316,218	34,897,819
		211,041,422
Materials — 11.43%
Avery Dennison	218,743	35,589,486
Packaging Corp. of America	322,097	36,168,272
RPM International *	432,396	36,022,911
Sonoco Products	642,741	36,462,697
		144,243,366
Total Common Stocks (cost $1,131,973,913)		1,250,505,663

Short-Term Investments — 0.88%
Money Market Mutual Funds — 0.88%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	2,790,458	2,790,458
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	2,790,459	2,790,459
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	2,790,458	2,790,458
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	2,790,459	2,790,459
Total Short-Term Investments (cost $11,161,834)		11,161,834
Total Value of Securities—99.96% (cost $1,143,135,747)		$1,261,667,497■

*	Fully or partially on loan.
■	Includes $37,212,282 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $38,735,721.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Municipal Bond Fund

September 30, 2022 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 99.03%
Corporate Revenue Bonds — 11.98%
Buckeye Ohio Tobacco Settlement Financing Authority (Senior)
Series A-2 3.00% 6/1/48	6,110,000	$4,092,539
Series A-2 4.00% 6/1/48	4,010,000	3,273,443
Series B-2 5.00% 6/1/55	1,500,000	1,261,845
Chandler Arizona Industrial Development Authority
(Intel Corporation Project) 5.00% 9/1/42 (AMT) ●	5,000,000	5,176,150
Florida Development Finance Surface Transportation Facilities Revenue
(Green Bond - Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	6,000,000	5,185,740
George L Smith II Congress Center Authority
(Convention Center Hotel) Series A 2.375% 1/1/31	1,000,000	834,940
Hoover, Alabama Industrial Development Board Environmental Improvement Revenue
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	1,825,000	1,860,697
Indiana Finance Authority Exempt Facility Revenue
(Green Bond - Polyflow Indiana Project) 144A 7.00% 3/1/39 (AMT) #	2,680,000	2,034,281
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)
5.00% 12/1/50 ●	1,140,000	1,032,327
5.00% 12/1/50	1,000,000	870,890
New York City Industrial Development Agency
(Pilot Rev Bds - Yankee Stadium Project)
0.009% 3/1/27 ^	3,000,000	2,501,280
0.011% 3/1/26 ^	3,185,000	2,772,510
0.014% 3/1/25 ^	3,175,000	2,883,186
New York Counties Tobacco Trust V
(Pass Through Program) Series 4B 144A 0.242% 6/1/60 #, ^	402,200,000	11,969,472
New York Transportation Development Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/37 (AMT)	1,000,000	971,950
5.00% 12/1/38 (AMT)	900,000	869,292
5.00% 12/1/39 (AMT)	1,000,000	963,660
Public Finance Authority
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	2,170,000	1,872,428
Tuscaloosa County Industrial Development Authority Gulf Opportunity Zone
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,745,000	2,318,894
		52,745,524
Education Revenue Bonds — 5.62%
Arizona Industrial Development Authority Revenue
(Leman Academy Of Excellence Projects) Series A 4.50% 7/1/54	1,320,000	1,069,979
California Educational Facilities Authority (Stanford University)
Series U-7 5.00% 6/1/46	7,675,000	8,390,080
Series V-1 5.00% 5/1/49	3,100,000	3,395,709
California Municipal Finance Authority
(American Heritage Education Foundation Project) Series A 5.00% 6/1/36	1,000,000	1,004,580
California State University Series A 5.00% 11/1/38	500,000	521,720
Clifton Higher Education Finance Revenue
(Uplift Education) Series A 4.25% 12/1/34	3,000,000	2,778,390

Schedules of investments

Delaware Ivy Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Florida Development Finance Educational Facilities Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	$420,619
Series A 5.00% 6/15/29	400,000	409,668
Series A 5.00% 6/15/56	965,000	917,676
Massachusetts Development Finance Agency Revenue Series V 5.00% 7/1/55	3,000,000	3,168,240
Montgomery County Industrial Development Authority Revenue
(Germantown Academy Project) Series A 4.00% 10/1/36	1,000,000	872,910
Onondaga Civic Development Revenue
(Le Moyne College Project)
Series B 4.00% 7/1/38	255,000	221,205
Series B 4.00% 7/1/39	325,000	279,279
Series B 4.00% 7/1/40	300,000	255,264
Utah Charter School Finance Authority
(Syracuse Arts Academy Project) 5.00% 4/15/37	1,000,000	1,023,900
		24,729,219
Electric Revenue Bonds — 8.08%
Guam Power Authority Revenue Series A 5.00% 10/1/40	1,000,000	1,012,890
(Tax-Exempt)
Series A 5.00% 10/1/33	880,000	910,791
Series A 5.00% 10/1/34	3,205,000	3,297,400
Illinois Municipal Electric Agency Series A 5.00% 2/1/32	3,695,000	3,836,555
Long Island Power Authority
(Tax-Exempt) Series A 5.00% 9/1/39	1,500,000	1,523,280
Missouri Joint Municipal Electric Utility Commission
(Iatan 2 Project)
Series A 5.00% 12/1/36	5,650,000	5,812,720
Series A 5.00% 12/1/37	1,000,000	1,028,290
Modesto Irrigation District Series A 5.00% 10/1/36	4,270,000	4,428,588
Omaha Public Power District Nebraska City Station Unit 2
(System Revenue Bonds - Nebraska City 2) Series A 5.00% 2/1/41	1,000,000	1,022,050
Puerto Rico Electric Power Authority Revenue
Series AAA 5.25% 7/1/25 ‡	225,000	167,625
Series WW 5.00% 7/1/28 ‡	510,000	379,950
Series XX 4.75% 7/1/26 ‡	185,000	137,132
Series XX 5.25% 7/1/40 ‡	2,005,000	1,493,725
Series ZZ 4.75% 7/1/27 ‡	145,000	107,481
Series ZZ 5.25% 7/1/24 ‡	315,000	234,675
Utility Debt Securitization Authority
(Restructured - Federally Tax-Exempt) Series TE 5.00% 12/15/31	10,000,000	10,191,500
		35,584,652
Healthcare Revenue Bonds — 11.81%
Brookhaven Development Authority
(Children’s Healthcare of Atlanta) Series A 4.00% 7/1/44	1,000,000	898,590
California Statewide Communities Development Authority Revenue
(John Muir Health) Series A 5.00% 8/15/51	1,000,000	996,220
Chester County Health and Education Facilities Authority
(Main Line Health System) Series A 4.00% 9/1/40	785,000	713,573
Colorado Health Facilities Authority Revenue
(CommonSpirit Health) Series A-2 4.00% 8/1/49	1,015,000	813,797
Hamilton County Ohio Hospital Facilities Revenue
(Cincinnati Children’s Hospital Medical Center Project) Series CC 5.00% 11/15/49	6,460,000	6,746,630

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hawaii Department of Budget & Finance Special Purpose Revenue
(Queen’s Health Systems) Series A 5.00% 7/1/35	1,500,000	$1,532,340
Health & Educational Facilities Authority of the State of Missouri
(Mosaic Health System) Series A 4.00% 2/15/44	600,000	520,494
Hillsborough County Industrial Development Authority Revenue
(Tampa General Hospital Project) Series A 3.50% 8/1/55	5,000,000	3,505,150
Illinois Finance Authority
(Northshore - Edward- Elmhurst Health Credit Group) Series A 5.00% 8/15/47	3,985,000	3,988,666
Lake County Port & Economic Development Authority
(First Mortgage - Tapestry Wicklife, LLC Project) Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	390,000
Maricopa County Industrial Development Authority
(Banner Health) Series A 4.00% 1/1/38	6,000,000	5,542,680
Michigan State Hospital Finance Authority
(Ascension Health Credit Group) Series B-4 5.00% 11/15/32	2,000,000	2,060,960
Montgomery County Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/47	1,750,000	1,490,545
New Hope Cultural Education Facilities Finance Texas Senior Living Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	3,500,000	2,668,610
New Hope Cultural Education Facilities Finance Texas Senior Living Revenue
(Sanctuary LTC Project) Series A-2 6.50% 1/1/31	9,865,000	8,753,017
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	1,248,300
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	1,430,700
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	75,000	61,637
5.00% 7/1/30	445,000	469,653
5.00% 7/1/32	900,000	939,393
5.00% 7/1/35	360,000	370,055
South Carolina Jobs-Economic Development Authority
(Bon Secours Mercy Health, Inc.) Series A 5.00% 12/1/46	250,000	250,075
Union County Hospital Facility Authority
(Grande Ronde Hospital Project) 5.00% 7/1/41	1,090,000	1,047,011
University of North Carolina at Chapel Hill
(University of North Carolina Hospitals) 5.00% 2/1/49	500,000	521,850
Washington Health Care Facilities Authority
(Providence Health & Services) Series D 5.00% 10/1/38	5,000,000	5,028,500
		51,988,446

Schedules of investments

Delaware Ivy Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 0.90%
Nebraska Investment Finance Authority Series A 2.35% 9/1/35	2,500,000	$2,009,625
New York City Housing Development MultiFamily Revenue
(Sustainable Development Bonds)
Series A-1-B 2.05% 11/1/31	520,000	429,255
Series A-1-B 2.15% 11/1/32	970,000	782,809
North Carolina Housing Finance Agency Series 44 2.55% 7/1/35	930,000	744,000
		3,965,689
Lease Revenue Bonds — 5.80%
Metropolitan Pier & Exposition Authority Illinois Revenue
(McCormick Place Expansion Project) Series B 4.178% 12/15/54 (BAM) ^	25,445,000	4,570,940
Michigan State Building Authority
(Facilities Program) Series I 5.00% 4/15/34	3,000,000	3,108,150
New Jersey State Transportation Trust Fund Authority Series AA 4.00% 6/15/50 (BAM)	4,210,000	3,546,883
(Transportation System) Series A 3.575% 12/15/39 (BAM) ^	12,970,000	5,432,355
New York City Transitional Finance Authority Building Aid Revenue
(Subordinate)
Series S-1 5.00% 7/15/37	1,000,000	1,027,030
Series S-3A 5.00% 7/15/36	2,000,000	2,102,960
New York Liberty Development
(Green Bonds) Series A 3.00% 11/15/51 (BAM)	6,425,000	4,297,618
Regional Transportation District 5.00% 6/1/35	1,435,000	1,471,578
		25,557,514
Local General Obligation Bonds — 4.67%
Alamo Community College District 5.00% 8/15/38	5,000,000	5,262,400
Lincoln Consolidated School District
(General Obligation - Unlimited Tax) Series A 5.00% 5/1/35 (AGM)	500,000	522,350
Mida Golf and Equestrian Center Public Infrastructure District
(Utah Limited Tax)
144A 4.50% 6/1/51 #	2,500,000	1,828,500
144A 4.625% 6/1/57 #	2,000,000	1,441,460
New York
Series D-1 5.00% 8/1/30	2,000,000	2,028,400
Series G 5.00% 8/1/30	1,000,000	1,019,670
Palomar Health
Series A 0.000% 8/1/31 ^	3,315,000	2,236,995
Series A 0.000% 8/1/32 ^	5,000,000	3,193,550
Series A 0.000% 8/1/33 ^	5,000,000	3,014,600
		20,547,925
Pre-Refunded/Escrowed to Maturity Bonds — 2.04%
Central Texas Turnpike System 1st Tier 13.777% 8/15/26 ^	1,340,000	1,171,066
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series C 6.50% 10/1/41-26 §	7,000,000	7,822,640
		8,993,706
Special Tax Revenue Bonds — 17.59%
Allentown Neighborhood Improvement Zone Development Authority 5.00% 5/1/36	850,000	868,275
Bullhead City, Arizona Excise Taxes Revenue 2.55% 7/1/46	3,000,000	1,837,860
City & County of San Francisco Special Tax District No 2020-1
(Federally Taxable) Series B 144A 5.25% 9/1/49 #	5,000,000	3,675,100

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
City of Detroit, Michigan Series B 3.633% 6/15/34 ‡, ●	3,132,110	$2,732,766
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	21,700,766	19,096,674
Matching Fund Special Purpose Securitization Series A 5.00% 10/1/39	3,130,000	3,141,205
Metropolitan Atlanta Rapid Transit Authority
(Third Indenture Series) Series B 5.00% 7/1/43	2,000,000	2,072,100
Miami-Dade County 0.00% 10/1/37 (BAM) ^	3,000,000	1,464,630
New York City Transitional Finance Authority Future Tax Secured Revenue
(Future Tax Secured Tax- Exempt Subordinate) Series A-2 5.00% 8/1/37	5,000,000	5,177,100
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/34	2,000,000	2,044,420
New York State Dormitory Authority
Unrefunded Balance Series B 5.00% 2/15/38	5,000,000	5,098,700
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,730,000	3,194,969
Series A-1 5.00% 7/1/58	5,750,000	5,090,475
Series A-1 5.373% 7/1/46 ^	26,435,000	5,992,550
Series A-1 6.157% 7/1/51 ^	65,459,000	10,737,894
Series A-2 4.329% 7/1/40	2,340,000	2,027,072
Regional Transportation Authority Series A 6.00% 7/1/24	3,080,000	3,214,227
		77,466,017
State General Obligation Bonds — 8.18%
California State
(School Facilities) 5.00% 11/1/30	3,000,000	3,056,010
(Various Purpose)
5.00% 2/1/33	8,000,000	8,043,280
5.00% 4/1/37	5,000,000	5,041,100
Commonwealth of Puerto Rico Series C 2.964% 11/1/43 ●, ^	29,851,592	14,963,110
(Restructured) Series A-1 4.00% 7/1/46	2,530,631	1,901,997
Illinois State
Series A 5.50% 3/1/42	2,000,000	2,025,500
Series A 5.50% 3/1/47	1,000,000	1,005,040
		36,036,037
Transportation Revenue Bonds — 16.19%
Austin Texas Airport System Revenue 5.00% 11/15/39 (AMT)	1,000,000	1,002,420
Central Texas Turnpike System 1st Tier Unrefunded Balance
Series A 13.746% 8/15/26 ^	18,000,000	15,605,280
Series B 5.00% 8/15/37	1,000,000	1,021,880
Chicago O’Hare International Airport
(General Airport Senior Lien)
Series B 5.00% 1/1/34	1,000,000	1,019,360
Series D 5.25% 1/1/37	2,500,000	2,599,825
(Senior Lien) Series A 5.00% 1/1/38 (AMT)	605,000	610,548
Foothill-Eastern Transportation Corridor Agency Revenue
(Senior Lien Toll Road Refunding) Series A 4.00% 1/15/46	2,000,000	1,713,240
Illinois State Toll Highway Authority
Series A 5.00% 1/1/35	3,000,000	3,010,200
Series B 5.00% 1/1/37	2,000,000	2,063,160
Metropolitan Transportation Authority Series C 5.00% 11/15/36	2,625,000	2,611,219
(Transportation) Series C-1 5.00% 11/15/35	2,500,000	2,495,075
Miami-Dade County Florida Aviation Revenue Series A 4.00% 10/1/44 (AMT)	1,500,000	1,294,125
Monroe County Airport Revenue
(Key West International Airport)
5.00% 10/1/42 (AMT)	1,505,000	1,442,693
5.00% 10/1/52 (AMT)	2,445,000	2,268,471
5.25% 10/1/47 (AMT)	1,100,000	1,077,912

Schedules of investments

Delaware Ivy Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project) Series A 5.00% 12/1/35 (AMT)	1,000,000	$984,020
North Carolina Turnpike Authority (Capital Appreciation Bonds) Series B 5.296% 1/1/34 ^	10,000,000	5,800,400
North Texas Tollway Authority 1st Tier 15.18% 1/1/30 ^	12,000,000	8,963,880
Pennsylvania Turnpike Commission
(Subordinate) 5.00% 6/1/38	1,000,000	1,014,900
Series C 6.25% 6/1/33 (AGM)	4,000,000	4,386,160
Phoenix Civic Improvement Airport Revenue (Senior Lien)
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,012,900
Series B 5.00% 7/1/37	1,000,000	1,033,550
Port of Portland Oregon Airport Revenue
(Portland International Airport) Series 23 5.00% 7/1/33	5,000,000	5,125,200
Port of Seattle Series B 5.00% 3/1/35	2,000,000	2,043,580
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	1,175,000	1,078,309
		71,278,307
Water & Sewer Revenue Bonds — 6.17%
Los Angeles California Wastewater System Revenue Series D 5.00% 6/1/34	5,000,000	5,209,550
(Green Bonds) Series A 5.00% 6/1/35	1,000,000	1,040,940
New York City Municipal Water Finance Authority
(Second General Resolution) Series HH 5.00% 6/15/37	10,000,000	10,289,200
Tampa FLA Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	2,000,000	2,159,100
Texas Water Development Board
(State Water Implementation Revenue Fund) Series B 5.00% 10/15/38	8,000,000	8,479,040
		27,177,830
Total Municipal Bonds (cost $473,389,091)		436,070,866

	Number of shares
Short-Term Investments — 0.08%
Money Market Mutual Funds — 0.01%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 2.86%)	46,445	46,445
		46,445

	Principal amount°
Variable Rate Demand Note — 0.07%¤
Phoenix, Arizona Industrial Development Authority
(Mayo Clinic) Series B 2.70% 11/15/52 (SPA - Northern Trust)	300,000	300,000
		300,000
Total Short-Term Investments (cost $346,445)		346,445
Total Value of Securities—99.11% (cost $473,735,536)		$436,417,311

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $31,522,447, which represents 7.16% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 11 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2022.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy Municipal High Income Fund

September 30, 2022 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 97.69%
Corporate Revenue Bonds — 19.72%
Arizona Industrial Development Authority Revenue Series A 144A 7.75% 7/1/50 #	1,000,000	$967,780
(Legacy Cares, Inc. Project) Series A 144A 6.00% 7/1/51 #	5,350,000	4,127,739
Buckeye Ohio Tobacco Settlement Financing Authority Series B-2 5.00% 6/1/55	15,470,000	13,013,828
California County Tobacco Securitization Agency Series D 8.238% 6/1/55 ^	6,250,000	345,313
Chicago, Illinois O’Hare International Airport Revenue (Trips Obligated Group) 5.00% 7/1/48 (AMT)	1,000,000	932,860
Children’s Trust Fund Series A 7.713% 5/15/57 ^	225,000,000	13,155,750
District of Columbia Tobacco Settlement Financing (Asset Backed Bonds) Series C 0.15% 6/15/55 ^	110,000,000	8,803,300
Erie Tobacco Asset Securitization (Asset Backed Bonds) Series D 0.675% 6/1/55 ^	4,000,000	190,040
Finance Authority of Maine (Casella Waste System Project) Series R-2 144A 4.375% 8/1/35 (AMT) #, ●	1,000,000	978,770
Florida Development Finance Surface Transportation Facilities Revenue (Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	7,500,000	6,482,175
George L Smith II Congress Center Authority (Convention Center Hotel) Series A 4.00% 1/1/54	4,000,000	3,063,400
Inland California Empire Tobacco Securitization Series E 144A 0.63% 6/1/57 #, ^	7,000,000	337,890
Series F 144A 0.24% 6/1/57 #, ^	163,120,000	6,603,098
Iowa Finance Authority (Childserve Project) 5.00% 12/1/50 ●	2,955,000	2,675,900
Louisiana Public Facilities Authority (Louisiana Pellets Project) Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	135
Series LA 144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Louisiana Public Facilities Authority Solid Waste Disposal Facility Revenue (Louisiana Pellets Project) Series B 10.50% 7/1/39 (AMT) ‡	12,201,587	122
Lower Alabama Gas District Series A 5.00% 9/1/46	6,000,000	5,754,060
Main Street Natural Gas Series A 4.00% 5/15/39	2,500,000	2,210,925
Nassau County Tobacco Settlement Series A-3 5.125% 6/1/46	10,000,000	8,840,300
New Hampshire Business Finance Authority Series B 144A 3.75% 7/1/45 (AMT) #, ●	2,000,000	1,553,000
New Jersey Tobacco Settlement Financing (Subordinate) Series B 5.00% 6/1/46	6,000,000	5,530,620
New York City Industrial Development Agency (Yankee Stadium Project) Series A 3.00% 3/1/49	1,000,000	648,510
New York Counties Tobacco Trust Series F 7.084% 6/1/60 ^	55,000,000	2,386,450
New York Counties Tobacco Trust V (Pass Through Program) 144A 0.622% 6/1/60 #, ^	322,800,000	9,606,528
New York Counties Tobacco Trust VI (Tobacco Settlement Pass-Through Bonds) Series C 5.00% 6/1/51	1,000,000	850,620

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Public Authority for Colorado Energy Natural Gas Revenue 6.50% 11/15/38	9,000,000	$10,269,090
Public Finance Authority Education Revenue (Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	3,030,000	2,614,496
Sanger Industrial Development (Texas Pellets Project) Series B 8.00% 7/1/38 (AMT) ‡	17,870,000	4,467,500
Tobacco Securitization Authority of Southern California Series C 1.746% 6/1/46 ^	3,515,000	496,037
(Capital Appreciation - Restructured) Series D 2.151% 6/1/46 ^	6,540,000	721,100
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 5.00% 6/1/48	875,000	824,320
Tobacco Settlement Financing Series B 5.00% 6/1/50	5,000,000	4,962,600
Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System Project) 144A 4.625% 4/1/36 (AMT) #, ●	1,000,000	952,590
		124,366,866
Education Revenue Bonds — 14.99%
Arizona Industrial Development Authority Revenue Series B 144A 5.00% 3/1/42 #	1,500,000	1,382,550
Arlington Higher Education Finance (Newman International Academy)
Series A 4.00% 8/15/31	200,000	181,258
Series A 5.00% 8/15/41	600,000	537,102
Series A 5.375% 8/15/36	4,585,000	4,486,102
California Educational Facilities Authority Revenue (Stanford University) Series V-1 5.00% 5/1/49	9,000,000	9,858,510
California Municipal Finance Authority (Julian Charter School) Series A 144A 5.625% 3/1/45 #	510,000	463,259
(Palmdale Aerospace Academy)
Series A 144A 5.00% 7/1/41 #	1,750,000	1,627,027
Series A 144A 5.00% 7/1/46 #	1,670,000	1,508,711
California School Finance Authority (Aspire Public School) 144A 5.00% 8/1/41 #	1,375,000	1,372,456
(Rocketship Public Schools - Obligated Group) Series G 144A 5.00% 6/1/47 #	675,000	599,724
Series G 144A 5.00% 6/1/53 #	675,000	588,438
California Statewide Communities Development Authority Revenue (California Baptist University) Series A 144A 5.00% 11/1/41 #	1,000,000	1,006,190
(University of California, Irvine East Campus Apartments) 5.00% 5/15/40	1,500,000	1,500,885
Capital Trust Agency 8.25% 1/1/49 ‡	3,000,000	0
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	291,172
Chester Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	11,130,000

Schedules of investments

Delaware Ivy Municipal High Income Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Florida Development Finance Corporation Educational Facilities Revenue (Renaissance Charter School project) Series A 144A 6.00% 6/15/35 #	2,000,000	$2,042,620
Series A 144A 6.125% 6/15/44 #	5,300,000	5,371,285
Series C 144A 5.00% 9/15/50 #	2,000,000	1,745,080
Florida Development Finance Corporation Taxable Revenue (Sculpture Charter School Project) Series A 7.25% 10/1/38	1,755,000	1,758,036
Iowa Finance Authority (Childserve Project) Series B 5.00% 6/1/36	2,425,000	2,239,196
Massachusetts Development Finance Agency Revenue Series V 5.00% 7/1/55	1,970,000	2,080,478
Michigan Finance Authority Limited Obligation Revenue (Hanley International Academy Project) 5.00% 9/1/40	1,115,000	990,198
(Old Redford Academy Project)
Series A 5.90% 12/1/30	1,850,000	1,750,156
Series A 6.50% 12/1/40	3,000,000	2,794,410
Michigan Public Educational Facilities Authority Revenue (Old Redford Project) Series A 5.875% 12/1/30	1,720,000	1,624,506
Nevada Department of Business & Industry State (Somerset Academy) Series A 144A 5.00% 12/15/48 #	500,000	455,800
Nevada State Department of Business & Industry (Somerset Academy) Series A 144A 5.125% 12/15/45 #	2,515,000	2,398,354
Philadelphia Authority for Industrial Development (Mast Community Charter School II Project) 5.00% 8/1/50	375,000	344,599
Pima County, Arizona Industrial Development Authority Revenue (Noah webster Schools) Series A 7.00% 12/15/43	1,500,000	1,536,210
Public Finance Authority Education Revenue (Cornerstone Charter Academy Project) Series A 144A 5.125% 2/1/46 #	3,000,000	2,682,780
(Triad Educational Services) Series A 144A 5.50% 6/15/45 #	6,000,000	6,037,980
(Wittenberg University Project) 144A 5.25% 12/1/39 #	5,000,000	4,611,250
University of Texas System Board of Regents Series B 5.00% 8/15/49	8,320,000	9,118,054
University of Virginia (Green Bond) Series 2 3.57% 4/1/45	10,000,000	8,426,800
		94,541,176
Electric Revenue Bonds — 3.97%
Arkansas River Power Authority Series A 5.00% 10/1/43	5,000,000	4,903,000
Development Authority of Burke County Pollution Control Revenue (Oglethrope Power Corporation Vogtle Project) Series A 1.50% 1/1/40 ●	700,000	646,394
Guam Power Authority (Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	2,200,000	2,202,596
Series A 5.00% 10/1/42	1,235,000	1,231,999
Series A 5.00% 10/1/43	2,100,000	2,085,888
Puerto Rico Electric Power Authority
Series TT 5.00% 7/1/23 ‡	2,785,000	2,074,825
Series TT 5.00% 7/1/37 ‡	3,730,000	2,778,850

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28 ‡	2,635,000	$1,963,075
Series WW 5.25% 7/1/33 ‡	430,000	320,350
Series XX 5.25% 7/1/40 ‡	7,500,000	5,587,500
Series XX 5.75% 7/1/36 ‡	1,630,000	1,226,575
		25,021,052
Healthcare Revenue Bonds — 14.70%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project) Series D-2 144A 7.75% 1/1/54 #	2,100,000	1,282,911
(Third Tier - Great Lakes Senior Living Communities) Series C 144A 5.50% 1/1/54 #	4,000,000	2,291,760
Bexar County Health Facilities Development (Army Retirement Residence Foundation Project) 5.00% 7/15/41	5,395,000	5,027,277
California Educational Facilities Authority Revenue (Stanford University) Series V-2 5.00% 4/1/51	6,210,000	6,806,843
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center) Series A 144A 5.00% 12/1/46 #	3,000,000	2,737,260
City of Chicago, Illinois (Goldblatts Supportive Living Project) 6.125% 12/1/43	8,560,000	5,431,919
Connecticut State Health & Educational Facilities Authority Revenue (Church Home of Hartford Incorporated Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	892,430
Series A 144A 5.00% 9/1/53 #	1,600,000	1,392,224
Gainesville & Hall County Hospital Authority Revenue (Northeast Georgia Health System Project) Series A 3.00% 2/15/47	3,775,000	2,502,108
Kirkwood, Missouri Industrial Development Authority (Aberdeen Heights) Series A 5.25% 5/15/50	4,000,000	3,261,440
Lenexa City, Kansas health Care Facility Revenue (Lakeview Village)
Series A 4.00% 5/15/34	1,000,000	873,230
Series A 5.00% 5/15/39	1,500,000	1,429,890
Michigan Finance Authority Limited Obligation Revenue Series A 3.00% 12/1/49	12,000,000	8,215,200
(Henry Ford Health System) Series A 4.00% 11/15/50	2,000,000	1,706,720
Muskingum County Ohio Hospital Facilities Revenue
(Genesis HealthCare System Obligated Group Project) 5.00% 2/15/48	5,000,000	4,322,100
Nassau County Industrial Development Agency (Amsterdam at Harborside Project) Series B 5.00% 1/1/58 ~, ●	10,884,206	5,977,606
New Hope Cultural Education Facilities Finance (Sanctuary LTC Project) Series A-1 5.50% 1/1/57	3,805,000	2,901,160
Oklahoma Development Finance Authority (OU Medicine Project) Series B 5.50% 8/15/57	3,000,000	2,548,020
Orange County New York Funding Corporation Assisted Living Residence Revenue (The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	4,900,000	3,900,351
Palomar Health 4.00% 11/1/39	4,375,000	3,682,394

Schedules of investments

Delaware Ivy Municipal High Income Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Salem, Oregon Hospital Facility Authority Revenue (Capital Manor Project) 5.00% 5/15/53	1,895,000	$1,757,973
Seminole County, Florida Industrial Development Authority (Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	2,000,000	1,690,900
Tarrant County Cultural Education Facilities Finance Series A 6.75% 11/15/47	1,000,000	1,008,150
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	8,650,000	7,674,366
(Buckner Senior Living - Ventana Project) Series A 6.75% 11/15/52	2,500,000	2,515,450
Terre Haute Revenue (Westminster Village Project) 6.00% 8/1/39	4,000,000	3,824,280
Washington State Housing Finance Commission
(Rockwood Retirement Communities Project) Series A 144A 7.50% 1/1/49 #	5,000,000	5,027,600
Wisconsin Health & Educational Facilities Authority (Children’s Hospital of Wisconsin) 3.00% 8/15/52	3,000,000	2,005,110
		92,686,672
Housing Revenue Bond — 0.08%
CSCDA Community Improvement Authority Essential Housing Revenue (Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	700,000	523,271
		523,271
Lease Revenue Bonds — 1.98%
California Statewide Communities Development Authority Revenue (Lancer Plaza Project)
5.625% 11/1/33	1,400,000	1,412,628
5.875% 11/1/43	1,890,000	1,904,062
Metropolitan Pier & Exposition Authority, Illinois (McCormick Place Expansion Project)
Series A 4.00% 12/15/42	3,035,000	2,479,777
Series A 4.00% 12/15/47	1,965,000	1,535,706
New York Liberty Development Revenue (World Trade Center Project) 144A 7.25% 11/15/44 #	2,000,000	2,016,060
St Louis Municipal Finance (Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 ^	2,250,000	1,166,760
Series A 6.44% 7/15/37 ^	4,000,000	1,958,480
		12,473,473
Local General Obligation Bonds — 3.10%
City of Detroit, Michigan 5.25% 4/1/23	220,100	220,184
City of Fairfield, Alabama 6.00% 6/1/37 ‡	8,485,000	6,788,000
Mida Golf and Equestrian Center Public Infrastructure District (Utah Limited Tax)
144A 4.50% 6/1/51 #	2,665,000	1,949,181
144A 4.625% 6/1/57 #	2,310,000	1,664,886
New York State Dormitory Authority Revenue (School Districts) Series A 5.00% 10/1/22	55,000	55,000
Village of Riverdale 8.00% 10/1/36	7,340,000	7,348,294
Wilkes-Barre Area School District 4.00% 4/15/54	1,675,000	1,481,203
		19,506,748
Pre-Refunded/Escrowed to Maturity Bonds — 5.48%
California School Finance Authority (Aspire Public School) 144A 5.00% 8/1/41-25 #, §	125,000	130,989

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Central Texas Regional Mobility Authority Revenue 5.00% 1/1/33-23 §	6,000,000	$6,026,400
Series A 5.00% 1/1/45-25 §	4,000,000	4,175,640
Golden State California Tobacco Securitization Corporate Settlement Revenue
Series A 5.00% 6/1/35-25 §	6,265,000	6,568,226
Series A-1 5.00% 6/1/29-27 §	1,250,000	1,349,400
Kentucky Public Transportation Infrastructure Authority (Downtown Crossing Project) Series A 5.75% 7/1/49-23 §	4,000,000	4,058,320
North Texas Tollway Authority Revenue Special Project System Revenue (Convertible Capital Appreciation) Series C 12.219% 9/1/43-31 §, ^	5,000,000	5,970,250
Osceola County Expressway Authority (Poinciana Parkway Project) Series A 5.375% 10/1/47-24 §	2,000,000	2,085,400
Savannah Economic Development Authority (The Marshes of Skidway Island Project) 7.25% 1/1/49-24 §	4,000,000	4,189,280
		34,553,905
Special Tax Revenue Bonds — 14.79%
Alabama Economic Settlement Authority Series A 4.00% 9/15/33	9,000,000	8,659,260
Arkansas Steel Development Finance Authority Environmental Improvement Revenue (Green Bonds) 144A 5.45% 9/1/52 (AMT) #	4,000,000	3,618,840
Branson Industrial Development Authority (Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	635,000	562,039
Broadway-Fairview Transportation Development District (Columbia, Missouri)
Series A 5.875% 12/1/31	675,000	423,563
Series A 6.125% 12/1/36	1,050,000	658,875
City of Detroit, Michigan
Series A 4.613% 6/15/15 ‡	2,293,773	2,179,084
Series A 4.813% 6/15/20 ‡	2,248,218	2,135,807
Series B 3.633% 6/15/34 ‡, ●	2,320,081	2,024,271
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	32,212,404	28,346,916
Grandview Missouri Industrial Development Authority Tax Increment Revenue (Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	300,000
Kansas City Tax Increment Financing Commission Tax Increment Revenue (Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	1,343,000
Lakeside 370 Levee District - Subdistrict B Series 2015-B 0.00% 4/1/55	1,261,755	1,135,579
Lees Summit Industrial Development Authority (Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	2,185,000	1,354,700
Marquis Community Development Authority of York County Virginia Series B 5.625% 9/1/41 ‡	2,779,000	1,228,651
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	37,840
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡	859,000	383,389
Matching Fund Special Purpose Securitization Series A 5.00% 10/1/39	1,290,000	1,294,618

Schedules of investments

Delaware Ivy Municipal High Income Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 0.751% 7/1/51 ^	28,564,000	$4,685,639
Series A-1 2.706% 7/1/46 ^	9,915,000	2,247,631
Series A-1 4.55% 7/1/40	590,000	525,731
Series A-1 5.00% 7/1/58	11,100,000	9,826,830
Series A-2 4.784% 7/1/58	7,572,000	6,387,588
Series B-1 4.75% 7/1/53	5,484,000	4,697,375
San Buenaventura Redevelopment Agency (Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	1,000,000	1,003,230
8.00% 8/1/38	1,500,000	1,505,100
Stone Canyon Community Improvement District (Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	325,000
Village of East Dundee (Route 25 South Redevelopment Project) 5.625% 12/1/31	1,505,000	1,388,257
Whiting Redevelopment District 4.00% 1/15/32	2,600,000	2,248,480
Wyandotte County-Kansas City Unified Government (Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	3,000,000	2,738,580
		93,265,873
State General Obligation Bonds — 8.80%
Commonwealth of Massachusetts Series C 2.75% 3/1/50	5,000,000	3,339,800
Commonwealth of Puerto Rico Series C 2.646% 11/1/43 ●	43,191,019	21,649,498
(Restructured)
Series A-1 4.00% 7/1/37	2,877,981	2,369,096
Series A-1 4.00% 7/1/41	3,912,952	3,065,055
Series A-1 4.00% 7/1/46	11,149,417	8,379,790
Series A-1 4.364% 7/1/33 ^	4,343,281	2,401,487
Series A-1 5.625% 7/1/27	4,117,153	4,207,854
Series A-1 5.75% 7/1/31	3,934,080	4,019,017
Illinois State 4.00% 6/1/32	6,410,000	6,037,130
		55,468,727
Transportation Revenue Bonds — 9.15%
Austin Texas Airport System Revenue 5.00% 11/15/24 (AMT)	1,650,000	1,690,524
California Municipal Finance Authority (LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	6,650,000	5,400,465
Series A 5.00% 12/31/47 (AMT)	1,500,000	1,440,225
Central Texas Regional Mobility Authority Revenue (Capital Appreciation Bonds)
7.81% 1/1/36 ^	2,500,000	1,245,750
7.85% 1/1/40 ^	2,000,000	781,220
Colorado High Performance Transportation Enterprise Revenue
(Senior U.S. 36 & I- 25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	3,257,767
Florida Development Finance Corporation Taxable Revenue Series A 144A 7.25% 7/1/57 (AMT) #, ●	2,500,000	2,440,775
Foothill-Eastern Transportation Corridor Agency, California
Series B-1 3.95% 1/15/53	2,800,000	2,271,248
Series B-2 3.50% 1/15/53	1,600,000	1,188,576
Los Angeles Department of Airports Series F 3.00% 5/15/49 (AMT)	3,030,000	2,072,187
Metropolitan Transportation Authority Revenue (Green Bond) Series B 4.00% 11/15/50	5,000,000	4,047,450
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Convertible Capital Appreciation Bonds) Series B 6.50% 10/1/44	1,000,000	1,099,630
Mid-Bay Bridge Authority Series A 5.00% 10/1/40	2,000,000	2,008,400
Montgomery County Toll Road Authority 5.00% 9/15/48	1,000,000	935,290

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	1,000,000	$884,340
North Carolina Turnpike Authority Triangle Expressway System Revenue
(Capital Appreciation Bonds) Series C 0.001% 7/1/41 ^	4,160,000	1,454,918
(Triangle Expressway System Senior Lien Turnpike Revenue Bonds) 4.00% 1/1/55	1,000,000	861,200
Pennsylvania Turnpike Commission Series E 6.375% 12/1/38	13,500,000	15,055,605
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Series B 3.25% 7/1/49 (AMT)	1,555,000	1,052,611
San Francisco City & County Airport Comm-San Francisco International Airport Series A 4.00% 5/1/49 (AMT)	1,250,000	1,061,025
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	3,000,000	2,753,130
Texas Transportation Commission (First Tier Toll Revenue Bonds) Series A 5.00% 8/1/57	1,000,000	958,020
Virginia Small Business Financing Authority Private Activity Revenue (Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	4,000,000	3,733,480
		57,693,836
Water & Sewer Revenue Bond — 0.93%
Jefferson County Alabama Sewer Revenue Series D 6.50% 10/1/53	5,470,000	5,868,325
		5,868,325
Total Municipal Bonds (cost $736,610,235)		615,969,924

	Number of shares
Short-Term Investments — 0.75%
Money Market Mutual Funds — 0.28%
State Street Institutional US Government Money Market Fund – Premier Class (seven- day effective yield 2.86%)	1,743,756	1,743,756
		1,743,756

	Principal amount°
Variable Rate Demand Notes — 0.47%¤
Los Angeles Department of Water & Power Water System Revenue Series B4 2.45% 7/1/35 (SPA - Barclays Bank)	800,000	800,000
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 2.75% 8/1/34 (LOC - TD Bank N.A.)	800,000	800,000
Phoenix, Arizona Industrial Development Authority (Mayo Clinic) Series B 2.70% 11/15/52 (SPA - Northern Trust)	400,000	400,000
University of North Carolina at Chapel Hill 2.75% 2/15/31 (SPA - TD Bank N.A.)	1,000,000	1,000,000
		3,000,000
Total Short-Term Investments (cost $4,743,756)		4,743,756
Total Value of Securities—98.44% (cost $741,353,991)		$620,713,680

Schedules of investments

Delaware Ivy Municipal High Income Fund

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $102,984,670, which represents 16.33% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2022.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 11 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2022.

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Small Cap Growth Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 99.43%
Communication Services — 2.68%
Gray Television	254,295	$3,641,504
Nexstar Media Group	234,207	39,077,438
		42,718,942
Consumer Discretionary — 13.98%
Boot Barn Holdings †	256,352	14,986,338
Churchill Downs	48,600	8,949,690
EVgo *, †	1,211,839	9,585,647
Fox Factory Holding †	331,072	26,181,174
Malibu Boats Class A *, †	172,102	8,259,175
Marriott Vacations Worldwide	330,634	40,291,059
Monarch Casino & Resort †	371,003	20,828,108
Red Rock Resorts Class A	949,932	32,544,670
Texas Roadhouse	352,069	30,721,541
Visteon †	289,810	30,737,249
		223,084,651
Consumer Staples — 5.46%
BJ’s Wholesale Club Holdings †	672,497	48,964,507
Duckhorn Portfolio *, †	886,501	12,792,209
MGP Ingredients	158,557	16,832,411
Sovos Brands †	593,840	8,456,282
		87,045,409
Energy — 4.50%
Cactus Class A	698,231	26,833,017
Liberty Energy Class A *, †	911,432	11,556,958
Northern Oil and Gas *	523,621	14,352,452
SM Energy	508,326	19,118,141
		71,860,568
Financials — 4.04%
Focus Financial Partners Class A †	330,831	10,424,485
Kinsale Capital Group *	129,486	33,073,314
Pinnacle Financial Partners	94,492	7,663,301
Seacoast Banking *	439,762	13,294,005
		64,455,105
Healthcare — 24.34%
AMN Healthcare Services †	148,038	15,686,107
Axonics †	381,444	26,868,915
CareDx †	1,164,138	19,813,629
CryoPort †	1,011,889	24,649,616
Evolent Health Class A †	719,475	25,850,737
Harmony Biosciences Holdings *, †	481,785	21,338,258
Inmode †	827,313	24,083,082
Insmed †	519,979	11,200,348
Lantheus Holdings †	281,304	19,784,110
Omnicell *, †	361,913	31,497,288
Option Care Health †	275,370	8,665,894
Pacira BioSciences *, †	619,529	32,952,748
Penumbra *, †	104,470	19,807,512
Privia Health Group †	735,588	25,054,127
Progyny †	904,905	33,535,779
PTC Therapeutics †	188,615	9,468,473
Tandem Diabetes Care *, †	289,053	13,831,186
Veracyte †	189,469	3,145,185
Vericel †	905,357	21,004,282
		388,237,276
Industrials — 17.50%
AAON	150,017	8,082,916
Air Transport Services Group †	854,666	20,588,904
ASGN †	99,037	8,949,974
Casella Waste Systems Class A †	372,181	28,430,907
Chart Industries *, †	108,206	19,947,776
Clean Harbors †	331,215	36,427,026
EnerSys *	465,725	27,091,223
Evoqua Water Technologies †	529,261	17,502,661
Kirby †	392,045	23,824,575
Kornit Digital †	364,880	9,709,457
RBC Bearings †	112,671	23,414,160
Saia †	119,386	22,683,340
Shoals Technologies Group Class A †	482,608	10,400,202
Valmont Industries	82,409	22,136,705
		279,189,826
Information Technology — 24.94%
Allegro MicroSystems †	1,428,574	31,214,342
Belden	92,650	5,560,853
Box Class A †	701,384	17,106,756
BTRS Holdings *, †	1,661,474	15,385,249
CyberArk Software †	190,494	28,562,670
Domo Class B †	331,997	5,972,626
DoubleVerify Holdings †	261,880	7,162,418
Five9 †	322,893	24,210,517
ForgeRock Class A *, †	314,460	4,569,104
Globant †	220,478	41,247,023
Instructure Holdings *, †	394,515	8,789,794
Jamf Holding *, †	394,146	8,734,275
Onto Innovation †	219,033	14,029,064
Paycor HCM *, †	1,359,224	40,178,661
Power Integrations	122,446	7,875,727
Shift4 Payments Class A †	583,306	26,021,281
SiTime †	91,097	7,172,067
Smartsheet Class A †	615,285	21,141,193
Sprout Social Class A †	399,862	24,263,626
Tenable Holdings †	684,071	23,805,671

Schedules of investments

Delaware Ivy Small Cap Growth Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Viavi Solutions †	2,671,467	$34,862,644
		397,865,561
Materials — 1.26%
ATI †	753,723	20,056,569
		20,056,569
Real Estate — 0.73%
Ryman Hospitality Properties	158,274	11,647,384
		11,647,384
Total Common Stocks (cost $1,546,856,909)		1,586,161,291

Short-Term Investments — 0.67%
Money Market Mutual Funds — 0.67%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	2,690,485	2,690,485
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	2,690,484	2,690,484
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	2,690,484	2,690,484
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	2,690,485	2,690,485
Total Short-Term Investments (cost $10,761,938)		10,761,938
Total Value of Securities Before Securities Lending Collateral—100.10% (cost $1,557,618,847)		1,596,923,229

Securities Lending Collateral** — 1.52%
Money Market Mutual Fund — 1.52%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	24,192,232	24,192,232
Total Securities Lending Collateral (cost $24,192,232)		24,192,232
Total Value of Securities—101.62% (cost $1,581,811,079)		$1,621,115,461■

†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $76,499,804 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $55,361,907.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Smid Cap Core Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 98.65%
Basic Materials — 7.70%
Beacon Roofing Supply †	69,311	$3,792,698
Boise Cascade	52,936	3,147,575
Huntsman	226,308	5,553,598
Kaiser Aluminum	37,147	2,278,968
Minerals Technologies	76,213	3,765,684
Reliance Steel & Aluminum	45,227	7,888,041
Westrock	77,804	2,403,366
Worthington Industries	81,972	3,126,412
		31,956,342
Business Services — 4.97%
ABM Industries	69,856	2,670,595
Aramark	129,939	4,054,097
ASGN †	42,980	3,884,103
Casella Waste Systems Class A †	28,723	2,194,150
Clean Harbors †	27,186	2,989,916
WillScot Mobile Mini Holdings †	120,037	4,841,092
		20,633,953
Capital Goods — 11.39%
Ameresco Class A *, †	37,239	2,475,649
Barnes Group	27,993	808,438
Carlisle	13,201	3,701,692
Federal Signal	52,053	1,942,618
Gates Industrial †	96,434	941,196
Generac Holdings †	7,429	1,323,402
Graco	40,253	2,413,167
Jacobs Solutions	29,704	3,222,587
Kadant	10,123	1,688,618
KBR	62,059	2,682,190
Lincoln Electric Holdings	27,689	3,481,061
MasTec *, †	39,717	2,522,029
Oshkosh	34,820	2,447,498
Quanta Services	51,126	6,512,941
Regal Rexnord	18,670	2,620,521
Tetra Tech	18,130	2,330,249
WESCO International †	31,766	3,792,225
Zurn Elkay Water Solutions	96,075	2,353,838
		47,259,919
Communication Services — 0.83%
Switch Class A	101,845	3,431,158
		3,431,158
Consumer Discretionary — 5.69%
American Eagle Outfitters *	61,278	596,235
BJ’s Wholesale Club Holdings †	52,867	3,849,246
Dick’s Sporting Goods *	50,802	5,315,921
Five Below †	38,854	5,349,030
Malibu Boats Class A †	60,685	2,912,273
Steven Madden	133,570	3,562,312
Tractor Supply	10,988	2,042,450
		23,627,467
Consumer Services — 2.01%
Brinker International †	65,188	1,628,396
Jack in the Box	21,875	1,620,281
Texas Roadhouse	29,894	2,608,551
Wendy’s	132,787	2,481,789
		8,339,017
Consumer Staples — 2.87%
Casey’s General Stores	27,628	5,595,223
Helen of Troy †	11,029	1,063,637
J & J Snack Foods	22,726	2,942,335
YETI Holdings †	80,729	2,302,391
		11,903,586
Credit Cyclicals — 2.65%
BorgWarner	70,127	2,201,988
Dana	113,745	1,300,105
KB Home	44,227	1,146,364
La-Z-Boy	69,743	1,574,099
Taylor Morrison Home †	63,800	1,487,816
Toll Brothers	78,629	3,302,418
		11,012,790
Energy — 5.93%
Chesapeake Energy *	81,335	7,662,570
Diamondback Energy	75,990	9,153,756
Liberty Energy Class A †	613,969	7,785,127
		24,601,453
Financials — 15.46%
Axis Capital Holdings	87,828	4,316,746
Comerica	51,877	3,688,455
East West Bancorp	88,343	5,931,349
Essent Group	95,362	3,325,273
Hamilton Lane Class A	29,968	1,786,392
Kemper	72,264	2,981,613
NMI Holdings Class A †	93,273	1,899,971
Primerica	42,542	5,251,810
Raymond James Financial	37,691	3,724,625
Reinsurance Group of America	41,704	5,246,780
SouthState	48,369	3,826,955
Stifel Financial	81,773	4,244,836
Umpqua Holdings	204,687	3,498,101
Valley National Bancorp	276,506	2,986,265
Webster Financial	107,914	4,877,713
Western Alliance Bancorp	51,984	3,417,428
WSFS Financial	68,138	3,165,691
		64,170,003

Schedules of investments

Delaware Ivy Smid Cap Core Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 12.96%
Amicus Therapeutics †	172,360	$1,799,438
Azenta	44,040	1,887,554
Bio-Techne	11,493	3,264,012
Blueprint Medicines †	46,614	3,071,397
Catalent †	56,092	4,058,817
Encompass Health	62,905	2,845,193
Exact Sciences †	34,469	1,119,898
Halozyme Therapeutics *, †	93,265	3,687,698
ICON †	16,224	2,981,647
Insmed †	98,027	2,111,502
Inspire Medical Systems †	17,745	3,147,431
Ligand Pharmaceuticals †	29,322	2,524,917
Natera †	45,463	1,992,189
Neurocrine Biosciences †	41,333	4,389,978
QuidelOrtho †	23,403	1,672,846
Repligen †	22,263	4,165,630
Shockwave Medical †	18,388	5,113,151
Supernus Pharmaceuticals †	64,895	2,196,696
Ultragenyx Pharmaceutical †	42,676	1,767,213
		53,797,207
Media — 1.57%
IMAX †	93,564	1,321,124
Interpublic Group of Companies	117,336	3,003,801
Nexstar Media Group	13,132	2,191,074
		6,515,999
Real Estate Investment Trusts — 6.50%
Brixmor Property Group	197,322	3,644,538
Camden Property Trust	35,916	4,290,166
DiamondRock Hospitality	179,579	1,348,638
First Industrial Realty Trust	87,207	3,907,746
Kite Realty Group Trust	179,306	3,087,649
Life Storage	40,541	4,490,321
LXP Industrial Trust	192,302	1,761,486
Pebblebrook Hotel Trust	125,773	1,824,966
Physicians Realty Trust	173,536	2,609,982
		26,965,492
Technology — 13.19%
Blackline †	16,995	1,018,001
Box Class A †	42,632	1,039,794
Coherent †	72,657	2,532,096
Dynatrace †	58,571	2,038,857
ExlService Holdings †	40,391	5,952,018
Guidewire Software †	28,619	1,762,358
MACOM Technology Solutions Holdings †	48,302	2,501,561
MaxLinear †	74,726	2,437,562
ON Semiconductor †	66,962	4,173,741
Paycom Software †	3,900	1,286,961
Procore Technologies †	37,529	1,856,935
PTC †	44,233	4,626,772
Q2 Holdings †	46,390	1,493,758
Rapid7 †	33,382	1,432,088
Semtech †	44,976	1,322,744
Silicon Laboratories †	18,300	2,258,952
Smartsheet Class A †	50,818	1,746,107
Sprout Social Class A †	21,307	1,292,909
SS&C Technologies Holdings	26,855	1,282,326
Tyler Technologies †	2,358	819,405
Varonis Systems †	74,971	1,988,231
WNS Holdings ADR †	61,316	5,018,101
Yelp †	70,464	2,389,434
Ziff Davis †	36,225	2,480,688
		54,751,399
Transportation — 2.94%
Allegiant Travel †	20,089	1,466,095
Kirby †	59,121	3,592,783
Knight-Swift Transportation Holdings	68,106	3,332,426
Werner Enterprises	101,976	3,834,298
		12,225,602
Utilities — 1.99%
Black Hills	63,362	4,291,508
Spire	63,792	3,976,156
		8,267,664
Total Common Stocks (cost $462,109,708)		409,459,051

Short-Term Investments — 1.73%
Money Market Mutual Funds — 1.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	1,800,667	1,800,667
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	1,800,666	1,800,666
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	1,800,666	1,800,666

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	1,800,666	$1,800,666
Total Short-Term Investments (cost $7,202,665)		7,202,665
Total Value of Securities Before Securities Lending Collateral—100.38% (cost $469,312,373)		416,661,716

Securities Lending Collateral** — 1.41%
Money Market Mutual Fund — 1.41%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	5,854,931	5,854,931
Total Securities Lending Collateral (cost $5,854,931)		5,854,931
Total Value of Securities—101.79% (cost $475,167,304)		$422,516,647■

†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $20,327,168 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $15,337,535.

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Consolidated schedules of investments

Delaware Ivy Systematic Emerging Markets Equity Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 98.06%
Communication Services — 11.14%
37 Interactive Entertainment Network Technology Group Class A	200,100	$489,586
Advanced Info Service PCL	780,000	4,022,004
America Movil Class L	10,950,933	9,020,878
Baidu Class A †	31,550	464,454
Baidu ADR †	56,018	6,581,555
Bharti Airtel	2,137,823	20,922,828
Kuaishou Technology #, †	246,800	1,583,012
MTN Group	672,043	4,434,135
NetEase	604,300	9,118,545
Saudi Telecom	613,117	6,382,783
Telkom Indonesia Persero	7,226,800	2,106,222
Tencent Holdings	1,306,420	44,126,058
Yandex Class A †	195,088	229,514
		109,481,574
Consumer Discretionary — 12.84%
Alibaba Group Holding †	1,337,200	13,344,372
Alibaba Group Holding ADR †	159,093	12,725,849
Americanas	192,209	609,656
BYD Class H	160,500	3,954,008
Ecovacs Robotics Class A	39,951	373,766
Fix Price Group GDR #, =	1,489,220	1,130,874
Ford Otomotiv Sanayi	60,935	1,073,437
Geely Automobile Holdings	2,796,000	3,826,301
Great Wall Motor Class H	1,889,500	2,154,107
Hyundai Motor	84,696	10,336,177
JD.com Class A	382,161	9,641,227
Kia	144,821	7,208,031
Li Auto ADR *, †	31,886	733,697
Li Ning	1,302,500	9,883,218
Lojas Renner	1,516,369	7,848,401
Maruti Suzuki India	23,106	2,494,215
Meituan Class B #, †	652,300	13,709,036
Naspers Class N	81,549	10,113,998
Pinduoduo ADR †	93,962	5,880,142
Shenzhou International Group Holdings	295,700	2,283,266
Titan	85,296	2,712,189
Trip.com Group ADR †	29,747	812,391
Yum China Holdings	70,297	3,327,157
		126,175,515
Consumer Staples — 7.74%
Ambev	3,989,125	11,499,234
China Mengniu Dairy †	3,372,000	13,329,871
China Resources Beer Holdings	1,002,000	6,950,606
Chongqing Brewery Class A	36,601	575,796
CP ALL PCL	1,465,000	2,184,683
Hindustan Unilever	104,115	3,433,640
ITC	3,039,292	12,352,395
Jiangsu Yanghe Brewery Joint-Stock Class A	45,900	1,022,315
Kweichow Moutai Class A	15,501	4,079,573
LG Household & Health Care	2,034	891,541
Shanxi Xinghuacun Fen Wine Factory Class A	85,015	3,618,348
Wal-Mart de Mexico	3,764,569	13,221,181
Wuliangye Yibin Class A	122,161	2,905,942
		76,065,125
Energy — 6.41%
China Shenhua Energy Class A	479,592	2,134,174
China Shenhua Energy Class H	2,319,500	6,902,039
LUKOIL =	276,569	305,262
Oil & Natural Gas	1,349,262	2,090,083
PetroChina Class H	5,788,000	2,366,079
Petroleo Brasileiro	391,259	2,413,840
PTT Exploration & Production PCL	1,900,600	8,087,124
Reliance Industries	677,507	19,662,661
Saudi Arabian Oil 144A #	1,177,386	11,208,699
Shaanxi Coal Industry Class A	1,611,000	5,172,957
Shanxi Coking Coal Energy Group Class A	480,700	1,011,913
Yankuang Energy Group Class H *	442,000	1,595,926
		62,950,757
Financials — 21.01%
Agricultural Bank of China Class A	19,085,500	7,689,727
Agricultural Bank of China Class H	21,909,000	6,557,263
Al Rajhi Bank †	670,584	14,355,998
Alinma Bank	548,427	5,246,069
Axis Bank	1,071,624	9,581,863
Bajaj Finance	29,824	2,664,716
Banco do Brasil	1,757,811	12,529,375
Bank Central Asia	27,910,500	15,580,741
Bank Mandiri Persero	4,714,900	2,895,140
Bank of Chengdu Class A	1,659,800	3,819,635
Bank of China Class A	12,945,979	5,635,694
Bank of China Class H	34,775,000	11,357,352
Bank Rakyat Indonesia Persero	48,301,000	14,136,382
Capitec Bank Holdings	18,389	1,575,468
Cathay Financial Holding	1,322,000	1,656,908
China Construction Bank Class A	3,020,500	2,347,984
China Construction Bank Class H	14,273,000	8,238,403

	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
China Merchants Bank Class H	566,500	$2,621,683
Credicorp	91,803	11,273,408
First Abu Dhabi Bank	943,945	4,578,574
FirstRand	1,581,859	5,280,653
Grupo Financiero Banorte Class O	983,000	6,296,921
ICICI Bank	2,309,731	24,250,462
Industrial & Commercial Bank of China Class H	12,798,000	6,003,620
Kasikornbank PCL	442,300	1,706,115
Lufax Holding ADR	118,891	301,983
Ping An Insurance Group Co. of China Class H	337,500	1,683,718
Postal Savings Bank of China Class H 144A #	3,371,000	1,981,356
Saudi National Bank	676,662	11,290,433
Sberbank of Russia PJSC ADR =, †	1,032,386	42,485
Standard Bank Group	422,096	3,334,449
		206,514,578
Healthcare — 1.91%
Apollo Hospitals Enterprise	18,327	980,557
Bangkok Dusit Medical Services PCL	3,145,600	2,439,258
Bloomage Biotechnology Class A	62,950	1,156,865
China Resources Sanjiu Medical & Pharmaceutical Class A	359,300	1,940,414
CSPC Pharmaceutical Group	1,400,000	1,387,646
Daan Gene Class A	736,540	1,718,800
Imeik Technology Development Class A	29,574	2,037,135
Intco Medical Technology Class A	197,080	552,180
Shenzhen Mindray Bio-Medical Electronics Class A	62,200	2,616,349
Wuxi Biologics Cayman #, †	596,500	3,550,873
Zhejiang Orient Gene Biotech Class A	36,423	385,758
		18,765,835
Industrials — 5.29%
Aselsan Elektronik Sanayi Ve
Ticaret	1,251,828	1,974,743
China Airlines	4,454,000	2,738,785
Contemporary Amperex Technology Class A	32,304	1,818,870
COSCO SHIPPING Holdings Class A	88,810	136,927
COSCO SHIPPING Holdings Class H	419,099	487,482
Eva Airways	3,059,000	2,704,343
Evergreen Marine Taiwan	503,200	2,294,303
HMM	136,299	1,740,279
KOC Holding	1,758,780	4,280,992
Korea Aerospace Industries	74,493	2,510,580
Korean Air Lines †	151,760	2,315,735
Larsen & Toubro	736,228	16,620,569
Orient Overseas International *	154,000	2,680,072
Wan Hai Lines	699,300	1,458,767
Xiamen C & D Class A	1,430,658	2,785,903
Yang Ming Marine Transport	913,000	1,754,066
YTO Express Group Class A	331,200	966,137
Zhuzhou Kibing Group Class A	933,075	1,260,528
ZTO Express Cayman ADR *	59,679	1,434,086
		51,963,167
Information Technology — 21.79%
Accton Technology	79,000	673,831
Delta Electronics	299,794	2,381,302
E Ink Holdings	467,000	3,083,104
eMemory Technology	113,382	4,013,298
HCL Technologies	451,263	5,125,031
Hon Hai Precision Industry	771,000	2,468,832
Infosys	1,079,360	18,502,707
Lenovo Group	2,074,000	1,434,576
LG Innotek	23,687	4,464,650
MediaTek	618,879	10,679,631
Nan Ya Printed Circuit Board	450,000	2,645,074
Novatek Microelectronics	458,000	3,134,609
Samsung Electro-Mechanics	22,264	1,717,766
Samsung Electronics	1,437,920	52,799,348
Samsung SDI	2,239	842,185
Shenzhen Transsion Holdings Class A	106,000	865,363
Silergy	138,208	1,802,502
Sitios Latinoamerica †	547,547	249,311
SK Hynix	117,722	6,733,724
Taiwan Semiconductor Manufacturing	4,974,404	65,937,677
Tata Consultancy Services	300,810	11,024,355
Tata Elxsi	17,256	1,796,178
Tech Mahindra	237,818	2,919,116
Unimicron Technology	1,291,000	4,725,974
United Microelectronics	1,668,000	1,866,655
Wipro	478,700	2,297,002
		214,183,801
Materials — 8.02%
Asian Paints	67,617	2,764,293

Consolidated schedules of investments

Delaware Ivy Systematic Emerging Markets Equity Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
Eregli Demir ve Celik Fabrikalari TAS	478,199	$745,654
Ganfeng Lithium Class H 144A #, *	154,560	1,021,025
Guangzhou Tinci Materials Technology Class A	212,540	1,313,902
Hindalco Industries	385,946	1,829,447
Hoshine Silicon Industry Class A	30,900	476,086
Hubei Xingfa Chemicals Group Class A	524,201	2,453,452
Hunan Valin Steel Class A	2,705,500	1,552,370
Impala Platinum Holdings	95,339	886,426
Jiangsu Eastern Shenghong Class A	208,360	510,945
LG Chem	14,376	5,308,127
POSCO Holdings	12,116	1,767,333
SABIC Agri-Nutrients	284,020	11,798,074
Sahara International Petrochemical	121,381	1,327,262
Sasol	430,330	6,731,092
Saudi Arabian Mining †	84,257	1,540,531
Saudi Basic Industries	419,501	9,817,106
Sichuan Yahua Industrial Group Class A	414,200	1,479,087
Suzhou TA&A Ultra Clean Technology Class A	128,100	1,192,025
Tata Steel	2,077,890	2,508,590
Vale	661,491	8,851,191
Vedanta	2,307,156	7,571,186
YongXing Special Materials Technology Class A	132,300	2,303,412
Yunnan Aluminium Class A	1,563,200	2,021,335
Zijin Mining Group Class H	1,094,000	1,058,902
		78,828,853
Real Estate — 1.39%
Aldar Properties	1,343,500	1,533,683
China Overseas Land & Investment	1,337,500	3,479,539
China Resources Land	1,486,000	5,820,494
Country Garden Services Holdings	703,000	1,026,396
Etalon Group GDR	2,791,564	613,045
Longfor Group Holdings #	423,000	1,212,551
		13,685,708
Utilities — 0.52%
Adani Power †	335,415	1,524,783
Centrais Eletricas Brasileiras	445,920	3,561,177
		5,085,960
Total Common Stocks (cost $1,033,248,763)		963,700,873

Preferred Stocks — 1.89%
Petroleo Brasileiro 35.34%	2,915,321	16,191,574
Sociedad Quimica y Minera de Chile Class B 5.98%	25,914	2,412,012
Total Preferred Stocks (cost $11,011,084)		18,603,586

Short-Term Investments — 0.20%
Money Market Mutual Funds — 0.20%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	499,511	499,511
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	499,511	499,511
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	499,511	499,511
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	499,512	499,512
Total Short-Term Investments (cost $1,998,045)		1,998,045
Total Value of Securities Before Securities Lending Collateral—100.15% (cost $1,046,257,892)		984,302,504

Securities Lending Collateral** — 0.28%
Money Market Mutual Fund — 0.28%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	2,747,194	2,747,194
Total Securities Lending Collateral (cost $2,747,194)		2,747,194
Total Value of Securities—100.43% (cost $1,049,005,086)		$987,049,698■

†	Non-income producing security.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $35,397,426, which represents 3.60% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $6,603,258 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $4,175,243.

The following foreign currency exchange contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	BRL	(408,999)	USD	75,560	10/4/22	$(178)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – Bank of New York Mellon

GDR – Global Depositary Receipt

PJSC – Private Joint Stock Company

Summary of currencies:

BRL – Brazilian Real

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy Value Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 97.77%
Communication Services — 6.63%
AT&T	1,365,100	$20,940,634
Liberty Global Class C *, †	1,545,103	25,494,200
Meta Platforms Class A †	199,100	27,013,888
		73,448,722
Consumer Discretionary — 6.80%
AutoZone †	14,160	30,329,729
Lowe’s	101,000	18,968,810
Target	175,059	25,977,005
		75,275,544
Consumer Staples — 6.44%
Philip Morris International	430,470	35,733,315
Walmart	274,578	35,612,766
		71,346,081
Energy — 8.66%
Exxon Mobil	622,200	54,324,282
Marathon Petroleum	418,729	41,592,352
		95,916,634
Financials — 19.09%
AGNC Investment	3,218,324	27,098,288
Allstate	258,800	32,228,364
Ameriprise Financial	109,873	27,682,502
Bank of America	836,800	25,271,360
Capital One Financial ~	327,922	30,224,571
Comerica	323,300	22,986,630
Synchrony Financial	497,685	14,029,740
Wells Fargo & Co.	792,504	31,874,511
		211,395,966
Healthcare — 17.86%
CVS Health	392,481	37,430,913
Elevance Health	81,255	36,909,271
HCA Healthcare	154,129	28,327,369
McKesson	100,826	34,267,733
Regeneron Pharmaceuticals †	45,607	31,417,294
Vertex Pharmaceuticals †	101,593	29,415,237
		197,767,817
Industrials — 10.36%
Lockheed Martin	74,100	28,624,089
Norfolk Southern	149,563	31,355,883
nVent Electric	790,479	24,987,041
Raytheon Technologies	362,600	29,682,436
		114,649,449
Information Technology — 7.81%
Broadcom	60,674	26,939,863
Fidelity National Information Services	250,337	18,917,967
NXP Semiconductors	108,218	15,963,237
Seagate Technology Holdings	462,144	24,599,925
		86,420,992
Materials — 4.39%
Celanese	249,900	22,575,966
LyondellBasell Industries
Class A	345,800	26,031,824
		48,607,790
Real Estate — 2.27%
CBRE Group Class A †	372,400	25,140,724
		25,140,724
REIT Diversified — 2.31%
Weyerhaeuser	894,100	25,535,496
		25,535,496
Utilities — 5.15%
American Electric Power	354,100	30,611,945
Exelon	705,300	26,420,538
		57,032,483
Total Common Stocks (cost $1,015,664,101)		1,082,537,698

Short-Term Investments — 1.98%
Money Market Mutual Funds — 1.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	5,472,274	5,472,274
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	5,472,274	5,472,274
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	5,472,274	5,472,274
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	5,472,274	5,472,274
Total Short-Term Investments (cost $21,889,096)		21,889,096
Total Value of Securities Before Options Written—99.75% (cost $1,037,553,197)		1,104,426,794■

	Number of contracts	Value (US $)
Options Written — (0.00%)
Equity Call Options — (0.00%)
Marathon Petroleum, strike price $120, expiration date 10/21/22, notional amount $(6,108,000)	(509)	$(9,926)
Total Options Written (premium received $88,549)		(9,926)

*	Fully or partially on loan.
†	Non-income producing security.
~	Fully or partially pledged as collateral for options contracts.
■	Includes $937,200 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $971,349.

Summary of abbreviations:

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Ivy Funds

September 30, 2022 (Unaudited)

	Delaware Global Value Equity Fund	Delaware Ivy Core Bond Fund	Delaware Ivy Core Equity Fund	Delaware Ivy Global Bond Fund
Assets:
Investments, at value*,†	$335,118,097	$535,190,661	$3,387,959,395	$414,779,095
Short-term investments held as collateral for loaned securities, at value=	10,376,075	—	1,734,050	4,660,200
Cash	—	6,214,411	106	2,780,254
Cash collateral due from brokers	—	714,450	—	3,936,733
Foreign currencies, at valueΔ	—	—	—	180,097
Receivable for securities sold	1,605,002	1,046,405	5,768,529	380,868
Foreign tax reclaims receivable	766,330	—	—	—
Dividends and interest receivable	676,480	4,275,264	1,697,493	3,660,791
Receivable for fund shares sold	365,214	1,248,794	3,237,416	574,929
Prepaid expenses	7,371	334,777	1,997,068	129,871
Securities lending income receivable	3,526	—	1,397	2,752
Unrealized appreciation on foreign currency exchange contracts	120	—	—	2,462,829
Other assets	38,088	53,664	138,723	1,032,732
Total Assets	348,956,303	549,078,426	3,402,534,177	434,581,151
Liabilities:
Options written, at valueΣ	—	—	—	307,090
Due to custodian	1,238,001	—	—	—
Obligation to return securities lending collateral	10,376,075	—	1,734,050	4,660,200
Payable for fund shares redeemed	740,002	2,224,221	6,190,056	1,041,241
Distribution fees payable to affiliates	380,916	282,308	4,618,526	223,158
Investment management fees payable to affiliates	263,298	547,200	2,000,650	378,268
Other accrued expenses	74,352	—	64,458	—
Administration expenses payable to affiliates	36,508	60,403	—	29,716
Unrealized depreciation on foreign currency exchange contracts	4,369	—	—	993,659
Payable for securities purchased	—	6,609,070	—	5,720,989
Distribution payable	—	19,620	—	—
Variation margin due to broker on futures contracts	—	129,064	—	40,470
Cash collateral due to brokers	—	—	—	1,280,000
Total Liabilities	13,113,521	9,871,886	14,607,740	14,674,791
Total Net Assets	$335,842,782	$539,206,540	$3,387,926,437	$419,906,360

Net Assets Consist of:
Paid-in capital	$289,521,613	$658,066,230	$2,024,751,054	$543,983,572
Total distributable earnings (loss)	46,321,169	(118,859,690)	1,363,175,383	(124,077,212)
Total Net Assets	$335,842,782	$539,206,540	$3,387,926,437	$419,906,360
Net Asset Value

Class A:
Net assets	$192,864,243	$138,791,058	$2,566,812,242	$120,801,494
Shares of beneficial interest outstanding, unlimited authorization, no par	18,617,049	15,327,342	174,146,034	13,781,664
Net asset value per share	$10.36	$9.06	$14.74	$8.77
Sales charge	5.75%	4.50%	5.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.99	$9.49	$15.64	$9.18

	Delaware Global Value Equity Fund	Delaware Ivy Core Bond Fund	Delaware Ivy Core Equity Fund	Delaware Ivy Global Bond Fund
Class C:
Net assets	$3,310,866	$4,275,859	$17,935,789	$2,705,804
Shares of beneficial interest outstanding, unlimited authorization, no par	320,730	472,211	1,550,611	308,817
Net asset value per share	$10.32	$9.05	$11.57	$8.76

Class I:
Net assets	$128,851,707	$309,223,338	$732,120,935	$162,924,624
Shares of beneficial interest outstanding, unlimited authorization, no par	12,417,898	34,146,749	42,271,766	18,588,621
Net asset value per share	$10.38	$9.06	$17.32	$8.76

Class R:
Net assets	$272,992	$840,128	$228,532	$273,536
Shares of beneficial interest outstanding, unlimited authorization, no par	26,364	92,766	15,726	31,279
Net asset value per share	$10.35	$9.06	$14.53	$8.75

Class R6:
Net assets	$9,427,262	$80,811,270	$47,000,954	$132,329,747
Shares of beneficial interest outstanding, unlimited authorization, no par	907,540	8,925,066	2,704,398	15,096,261
Net asset value per share	$10.39	$9.05	$17.38	$8.77

Class Y:
Net assets	$1,115,712	$5,264,887	$23,827,985	$871,155
Shares of beneficial interest outstanding, unlimited authorization, no par	107,669	581,410	1,434,723	99,356
Net asset value per share	$10.36	$9.06	$16.61	$8.77

*Investments, at cost	$419,748,797	$591,709,474	$2,461,229,485	$461,218,232
†Including securities on loan	17,472,258	—	32,024,154	8,087,691
=Short-term investments held as collateral for loaned securities, at cost	10,376,075	—	1,734,050	4,660,200
ΔForeign currencies, at cost	—	—	—	176,250
ΣOptions written, premium received	—	—	—	(202,527)

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund	Delaware Ivy International Core Equity Fund	Delaware Ivy International Value Fund
Assets:
Investments, at value*,†	$578,134,248	$2,524,553,377	$1,186,443,443	$108,164,712
Investments of affiliated issuers, at value**	—	53,750,925	—	—
Short-term investments held as collateral for loaned securities, at value=	1,210,874	26,331,620	15,995,647	3,694,164
Cash	51	—	14,836	—
Foreign currencies, at valueΔ	1,631,881	2,050,098	10,182,592	79,063
Receivable for fund shares sold	680,559	2,777,558	1,762,836	100,061
Dividends and interest receivable	609,226	55,233,669	2,457,823	242,349
Foreign tax reclaims receivable	320,768	—	7,086,839	958,731
Prepaid expenses	2,115	430,139	668,736	12,498
Securities lending income receivable	1,671	324,980	9,614	—
Receivable for securities sold	—	19,021,902	—	511,683
Unrealized appreciation on foreign currency exchange contracts	—	2,263,959	—	—
Other assets	59,752	517,957	48,268	36,517
Total Assets	582,651,145	2,687,256,184	1,224,670,634	113,799,778
Liabilities:
Due to custodian	—	9,170,235	—	320,443
Payable for fund shares redeemed	1,246,541	10,043,210	2,715,256	179,046
Obligation to return securities lending collateral	1,210,874	26,331,620	15,995,647	3,694,164
Distribution fees payable to affiliates	624,515	3,410,369	855,883	72,843
Investment management fees payable to affiliates	569,554	1,290,746	1,508,183	63,960
Administration expenses payable to affiliates	59,635	59,178	59,178	15,489
Other accrued expenses	41,853	—	—	—
Capital gains tax payable	1,022	—	—	—
Unrealized depreciation on foreign currency exchange contracts	47	—	2,983	1,206
Payable for securities purchased	—	17,085,647	—	—
Distribution payable	—	722,469	—	—
Cash collateral due to brokers	—	1,960,000	—	—
Total Liabilities	3,754,041	70,073,474	21,137,130	4,347,151
Total Net Assets	$578,897,104	$2,617,182,710	$1,203,533,504	$109,452,627

Net Assets Consist of:
Paid-in capital	$316,034,816	$4,833,560,173	$1,433,315,979	$144,846,342
Total distributable earnings (loss)	262,862,288	(2,216,377,463)	(229,782,475)	(35,393,715)
Total Net Assets	$578,897,104	$2,617,182,710	$1,203,533,504	$109,452,627
Net Asset Value

Class A:
Net assets	$347,785,690	$1,213,791,206	$234,318,767	$36,706,465
Shares of beneficial interest outstanding, unlimited authorization, no par	8,060,629	216,774,497	15,780,476	2,881,522
Net asset value per share	$43.15	$5.60	$14.85	$12.74
Sales charge	5.75%	4.50%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$45.78	$5.86	$15.76	$13.52

	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund	Delaware Ivy International Core Equity Fund	Delaware Ivy International Value Fund
Class C:
Net assets	$2,330,523	$156,861,416	$28,665,283	$383,873
Shares of beneficial interest outstanding, unlimited authorization, no par	68,305	28,013,486	2,225,184	32,760
Net asset value per share	$34.12	$5.60	$12.88	$11.72

Class I:
Net assets	$223,459,047	$1,093,292,079	$648,948,540	$33,398,477
Shares of beneficial interest outstanding, unlimited authorization, no par	5,031,504	195,258,854	43,269,159	2,544,663
Net asset value per share	$44.41	$5.60	$15.00	$13.12

Class R:
Net assets	$649,795	$34,904,393	$35,679,876	$6,860
Shares of beneficial interest outstanding, unlimited authorization, no par	15,310	6,233,488	2,408,472	540
Net asset value per share	$42.44	$5.60	$14.81	$12.70

Class R6:
Net assets	$3,155,922	$52,448,206	$219,194,410	$38,367,079
Shares of beneficial interest outstanding, unlimited authorization, no par	70,546	9,366,937	14,573,509	2,913,201
Net asset value per share	$44.74	$5.60	$15.04	$13.17

Class Y:
Net assets	$1,516,127	$65,885,410	$36,726,628	$589,873
Shares of beneficial interest outstanding, unlimited authorization, no par	34,932	11,766,068	2,453,203	45,480
Net asset value per share	$43.40	$5.60	$14.97	$12.97

*Investments, at cost	$553,644,016	$3,088,167,854	$1,352,129,069	$145,549,256
**Investments of affiliated issuers, at cost	—	291,849,427	—	—
†Including securities on loan	8,146,690	33,422,174	56,850,674	5,044,056
=Short-term investments held as collateral for loaned securities, at cost	1,210,874	26,331,620	15,995,647	3,694,164
ΔForeign currencies, at cost	1,619,121	2,189,334	11,028,128	80,201

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Limited-Term Bond Fund	Delaware Ivy Managed International Opportunities Fund	Delaware Ivy Mid Cap Growth Fund
Assets:
Investments, at value*,†	$4,043,163,625	$680,291,232	$498,835	$5,254,384,083
Investments of affiliated issuers, at value**	—	—	85,854,483	—
Short-term investments held as collateral for loaned securities, at value=	5,460,590	888,680	—	73,821,740
Cash	58,820,060	—	—	162
Cash collateral due from brokers	—	866,106	—	—
Receivable for fund shares sold	5,382,858	1,682,402	231,286	6,767,363
Prepaid expenses	4,230,689	235,046	7,389	5,215,612
Dividends and interest receivable	2,345,608	4,684,490	881	548,560
Foreign tax reclaims receivable	42,977	—	—	—
Securities lending income receivable	19,599	1,967	—	28,876
Receivable for securities sold	—	60,270,162	199,888	10,103,184
Other assets	113,482	51,431	33,442	67,060
Total Assets	4,119,579,488	748,971,516	86,826,204	5,350,936,640
Liabilities:
Due to custodian	—	3,480	4,456	—
Payable for fund shares redeemed	9,247,924	2,885,515	499,865	11,131,731
Obligation to return securities lending collateral	5,460,590	888,680	—	73,821,740
Investment management fees payable to affiliates	4,249,358	319,241	14,079	6,164,391
Distribution fees payable to affiliates	3,943,488	589,784	58,648	—
Administration expenses payable to affiliates	59,294	61,258	10,944	3,803,375
Payable for securities purchased	—	54,065,663	—	6,089,681
Distribution payable	—	15,936	—	90
Other accrued expenses	—	—	—	59,178
Variation margin due to broker on futures contracts	—	33,584	—	—
Total Liabilities	22,960,654	58,863,141	587,992	101,070,186
Total Net Assets	$4,096,618,834	$690,108,375	$86,238,212	$5,249,866,454

Net Assets Consist of:
Paid-in capital	$1,827,769,935	$752,724,601	$83,400,068	$4,066,998,368
Total distributable earnings (loss)	2,268,848,899	(62,616,226)	2,838,144	1,182,868,086
Total Net Assets	$4,096,618,834	$690,108,375	$86,238,212	$5,249,866,454
Net Asset Value

Class A:
Net assets	$2,001,111,534	$327,326,908	$34,444,949	$1,510,961,850
Shares of beneficial interest outstanding, unlimited authorization, no par	84,087,445	31,952,870	3,912,875	61,329,772
Net asset value per share	$23.80	$10.24	$8.80	$24.64
Sales charge	5.75%	2.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$25.25	$10.53	$9.34	$26.14

	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Limited-Term Bond Fund	Delaware Ivy Managed International Opportunities Fund	Delaware Ivy Mid Cap Growth Fund
Class C:
Net assets	$42,331,407	$10,353,033	$537,506	$77,700,154
Shares of beneficial interest outstanding, unlimited authorization, no par	2,439,968	1,010,728	63,064	4,136,521
Net asset value per share	$17.35	$10.24	$8.52	$18.78

Class I:
Net assets	$1,905,251,020	$345,405,637	$51,002,021	$2,620,210,978
Shares of beneficial interest outstanding, unlimited authorization, no par	73,984,554	33,719,630	5,738,288	94,445,226
Net asset value per share	$25.75	$10.24	$8.89	$27.74

Class R:
Net assets	$8,684,544	$328,720	$67,736	$52,566,608
Shares of beneficial interest outstanding, unlimited authorization, no par	391,069	32,089	7,742	2,241,325
Net asset value per share	$22.21	$10.24	$8.75	$23.45

Class R6:
Net assets	$115,767,143	$4,727,306	$87,306	$788,913,268
Shares of beneficial interest outstanding, unlimited authorization, no par	4,458,956	461,460	9,816	28,121,174
Net asset value per share	$25.96	$10.24	$8.89	$28.05

Class Y:
Net assets	$23,473,186	$1,966,771	$98,694	$199,513,596
Shares of beneficial interest outstanding, unlimited authorization, no par	950,586	191,994	11,193	7,599,934
Net asset value per share	$24.69	$10.24	$8.82	$26.25

*Investments, at cost	$2,227,056,569	$715,332,337	$498,835	$4,569,271,398
**Investments of affiliated issuers, at cost	—	—	87,374,989	—
†Including securities on loan	172,922,236	19,374,989	—	265,800,787
=Short-term investments held as collateral for loaned securities, at cost	5,460,590	888,680	—	73,821,740

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy Mid Cap Income Opportunities Fund	Delaware Ivy Municipal Bond Fund	Delaware Ivy Municipal High Income Fund	Delaware Ivy Small Cap Growth Fund
Assets:
Investments, at value*,†	$1,261,667,497	$436,417,311	$620,713,680	$1,596,923,229
Short-term investments held as collateral for loaned securities, at value=	—	—	—	24,192,232
Cash	295,991	—	—	—
Receivable for fund shares sold	1,605,442	575,416	900,739	1,817,075
Dividends and interest receivable	1,599,357	4,867,881	8,000,705	438,000
Receivable for securities sold	1,409,661	374,327	4,243,678	3,248,776
Prepaid expenses	693,335	372,404	294,252	1,220,724
Securities lending income receivable	9,988	—	—	194,373
Other assets	88,610	57,327	35,072	75,038
Total Assets	1,267,369,881	442,664,666	634,188,126	1,628,109,447
Liabilities:
Due to custodian	—	—	86,902	155,924
Payable for fund shares redeemed	2,843,543	1,468,502	2,199,791	3,574,370
Investment management fees payable to affiliates	1,901,787	253,209	471,915	1,844,698
Distribution fees payable to affiliates	432,561	525,277	713,401	1,709,501
Administration expenses payable to affiliates	76,933	45,785	60,220	74,697
Payable for securities purchased	—	—	—	1,270,470
Obligation to return securities lending collateral	—	—	—	24,192,232
Distribution payable	—	19,684	106,820	—
Total Liabilities	5,254,824	2,312,457	3,639,049	32,821,892
Total Net Assets	$1,262,115,057	$440,352,209	$630,549,077	$1,595,287,555

Net Assets Consist of:
Paid-in capital	$1,119,533,198	$496,193,900	$822,409,947	$1,461,153,868
Total distributable earnings (loss)	142,581,859	(55,841,691)	(191,860,870)	134,133,687
Total Net Assets	$1,262,115,057	$440,352,209	$630,549,077	$1,595,287,555
Net Asset Value

Class A:
Net assets	$146,554,675	$288,064,543	$424,776,839	$719,558,131
Shares of beneficial interest outstanding, unlimited authorization, no par	9,379,478	29,553,386	101,572,758	63,886,311
Net asset value per share	$15.63	$9.75	$4.18	$11.26
Sales charge	5.75%	4.50%	4.50%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$16.58	$10.21	$4.38	$11.95

Class C:
Net assets	$20,297,144	$3,662,529	$12,380,133	$23,280,249
Shares of beneficial interest outstanding, unlimited authorization, no par	1,306,007	375,757	2,960,216	3,468,326
Net asset value per share	$15.54	$9.75	$4.18	$6.71

	Delaware Ivy Mid Cap Income Opportunities Fund	Delaware Ivy Municipal Bond Fund	Delaware Ivy Municipal High Income Fund	Delaware Ivy Small Cap Growth Fund
Class I:
Net assets	$996,724,244	$147,898,516	$189,681,318	$579,562,604
Shares of beneficial interest outstanding, unlimited authorization, no par	63,669,725	15,174,391	45,356,497	31,659,662
Net asset value per share	$15.65	$9.75	$4.18	$18.31

Class R:
Net assets	$1,003,855	$—	$—	$41,118,840
Shares of beneficial interest outstanding, unlimited authorization, no par	64,395	—	—	3,847,270
Net asset value per share	$15.59	$—	$—	$10.69

Class R6:
Net assets	$83,409,017	$726,621	$730,056	$157,929,489
Shares of beneficial interest outstanding, unlimited authorization, no par	5,326,279	74,539	174,581	8,545,228
Net asset value per share	$15.66	$9.75	$4.18	$18.48

Class Y:
Net assets	$14,126,122	$—	$2,980,731	$73,838,242
Shares of beneficial interest outstanding, unlimited authorization, no par	903,285	—	712,697	4,496,226
Net asset value per share	$15.64	$—	$4.18	$16.42

*Investments, at cost	$1,143,135,747	$473,735,536	$741,353,991	$1,557,618,847
†Including securities on loan	37,212,282	—	—	76,499,804
=Short-term investments held as collateral for loaned securities, at cost	—	—	—	24,192,232

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy Smid Cap Core Fund	Delaware Ivy Systematic Emerging Markets Equity FundΦ	Delaware Ivy Value Fund
Assets:
Investments, at value*,†	$416,661,716	$984,302,504	$1,104,426,794
Short-term investments held as collateral for loaned securities, at value=	5,854,931	2,747,194	—
Cash	—	325,702	—
Foreign currencies, at value	—	227,595	—
Receivable for fund shares sold	744,612	—	1,145,157
Dividends and interest receivable	351,729	2,245,330	1,842,367
Prepaid expenses	307,701	295,853	220,612
Securities lending income receivable	2,459	13,789	485
Receivable for securities sold	—	2,085,323	7,982,130
Foreign tax reclaims receivable	—	89,550	71,780
Other assets	60,437	47,898	94,540
Total Assets	423,983,585	992,380,738	1,115,783,865
Liabilities:
Options written, at valueΣ	—	—	9,926
Due to custodian	339	—	29,897
Obligation to return securities lending collateral	5,854,931	2,747,194	—
Payable for fund shares redeemed	1,455,761	3,293,310	2,348,952
Payable for securities purchased	645,176	—	4,779,771
Investment management fees payable to affiliates	547,036	861,404	742,700
Distribution fees payable to affiliates	357,827	596,355	603,624
Administration expenses payable to affiliates	43,386	60,547	59,274
Unrealized depreciation on foreign currency exchange contracts	—	178	—
Capital gains tax payable	—	2,039,262	—
Total Liabilities	8,904,456	9,598,250	8,574,144
Total Net Assets	$415,079,129	$982,782,488	$1,107,209,721

Net Assets Consist of:
Paid-in capital	$377,016,549	$928,665,354	$861,819,747
Total distributable earnings (loss)	38,062,580	54,117,134	245,389,974
Total Net Assets	$415,079,129	$982,782,488	$1,107,209,721
Net Asset Value

Class A:
Net assets	$113,876,985	$183,480,688	$328,668,798
Shares of beneficial interest outstanding, unlimited authorization, no par	7,472,264	10,476,540	14,204,262
Net asset value per share	$15.24	$17.51	$23.14
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$16.17	$18.58	$24.55

Class C:
Net assets	$12,691,897	$26,402,467	$6,485,785
Shares of beneficial interest outstanding, unlimited authorization, no par	1,037,294	1,788,748	296,040
Net asset value per share	$12.24	$14.76	$21.91

	Delaware Ivy Smid Cap Core Fund	Delaware Ivy Systematic Emerging Markets Equity FundΦ	Delaware Ivy Value Fund
Class I:
Net assets	$206,300,380	$589,337,632	$710,701,297
Shares of beneficial interest outstanding, unlimited authorization, no par	12,091,227	32,461,800	30,534,877
Net asset value per share	$17.06	$18.15	$23.28

Class R:
Net assets	$17,699,068	$5,633,322	$17,191
Shares of beneficial interest outstanding, unlimited authorization, no par	1,175,121	326,258	746
Net asset value per share	$15.06	$17.27	$23.04

Class R6:
Net assets	$59,399,118	$154,073,945	$61,229,175
Shares of beneficial interest outstanding, unlimited authorization, no par	3,448,361	8,438,008	2,617,931
Net asset value per share	$17.23	$18.26	$23.39

Class Y:
Net assets	$5,111,681	$23,854,434	$107,475
Shares of beneficial interest outstanding, unlimited authorization, no par	313,348	1,334,267	4,654
Net asset value per share	$16.31	$17.88	$23.09

*Investments, at cost	$469,312,373	$1,046,257,892	$1,037,553,197
†Including securities on loan	20,327,168	6,603,258	937,200
=Short-term investments held as collateral for loaned securities, at cost	5,854,931	2,747,194	—
ΣOptions written, premium received	—	—	(88,549)

ΦConsolidated statements of assets and liabilities

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Ivy Funds

Six months ended September 30, 2022 (Unaudited)

	Delaware Global Value Equity Fund	Delaware Ivy Core Bond Fund	Delaware Ivy Core Equity Fund	Delaware Ivy Global Bond Fund
Investment Income:
Dividends	$7,000,949	$190,862	$25,052,681	$93,694
Securities lending income	75,892	42,050	6,667	42,282
Interest	—	10,425,803	—	7,021,530
Foreign tax withheld	(702,744)	—	(61,506)	(1,290)
	6,374,097	10,658,715	24,997,842	7,156,216

Expenses:
Investment advisory fees	1,484,547	1,731,495	12,460,535	1,419,036
Distribution expenses — Class A	294,783	197,927	3,719,933	170,229
Distribution expenses — Class C	21,057	26,048	110,898	15,224
Distribution expenses — Class E	2,311	2,020	8,674	—
Distribution expenses — Class R	742	2,129	551	653
Distribution expenses — Class Y	1,818	7,231	33,541	1,084
Dividend disbursing and transfer agent fees and expenses	328,721	251,111	1,616,163	226,465
Reports and statements to shareholders servicing expenses	136,665	310,223	698,915	148,691
Accounting and administration expenses	70,799	104,979	267,462	64,867
Registration fees	56,823	71,844	70,245	55,885
Trustees’ fees and expenses	36,082	35,958	244,382	30,504
Custodian fees	24,295	12,272	27,756	4,063
Audit and tax fees	11,035	19,433	8,403	18,994
Legal fees	920	1,409	8,359	544
Other	18,209	27,906	74,045	14,009
	2,488,807	2,801,985	19,349,862	2,170,248
Less expenses waived	(1,222)	(562,941)	—	(37,892)
Less waived distribution expenses — Class A	(121,202)	(60,066)	(93,185)	(170,229)
Less waived distribution expenses — Class C	(2,285)	(3,625)	(9,103)	(5,594)
Less waived distribution expenses — Class E	(2,340)	(1,413)	(6,340)	—
Less waived distribution expenses — Class R	—	(2)	—	(4)
Less waived distribution expenses — Class Y	—	(277)	(6,469)	(45)
Less expenses paid indirectly	(291)	(541)	(1,103)	(277)
Less waived shareholder servicing expenses	(50,639)	(297,987)	(124,376)	(133,443)
Total operating expenses	2,310,828	1,875,133	19,109,286	1,822,764
Net Investment Income (Loss)	4,063,269	8,783,582	5,888,556	5,333,452

	Delaware Global Value Equity Fund	Delaware Ivy Core Bond Fund	Delaware Ivy Core Equity Fund	Delaware Ivy Global Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(14,784,084)	$(47,905,495)	$131,109,375	$(17,495,571)
Foreign currencies	(48,589)	—	—	(1,879,612)
Foreign currency exchange contracts	(105,607)	—	—	5,046,460
Futures contracts	—	(5,031,385)	—	(964,164)
Options purchased	—	—	—	(572,321)
Options written	—	—	—	413,256
Net realized gain (loss)	(14,938,280)	(52,936,880)	131,109,375	(15,451,952)

Net change in unrealized appreciation (depreciation) on:
Investments	(67,006,261)	(24,442,403)	(960,949,969)	(27,725,841)
Foreign currencies	(61,507)	—	—	39,539
Foreign currency exchange contracts	(7,469)	—	—	402,348
Futures contracts	—	1,682,685	—	1,669,645
Options purchased	—	—	—	560,966
Options written	—	—	—	(174,015)
Net change in unrealized appreciation (depreciation)	(67,075,237)	(22,759,718)	(960,949,969)	(25,227,358)
Net Realized and Unrealized Gain (Loss)	(82,013,517)	(75,696,598)	(829,840,594)	(40,679,310)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(77,950,248)	$(66,913,016)	$(823,952,038)	$(35,345,858)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Ivy Funds

	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund	Delaware Ivy International Core Equity Fund	Delaware Ivy International Value Fund
Investment Income:
Dividends	$8,837,969	$4,239,959	$29,947,890	$2,786,248
Securities lending income	36,446	2,097,878	174,848	43,065
Interest	—	109,316,674	—	—
Interest - affiliated	—	640,385	—	—
Foreign tax withheld	(708,801)	—	(2,765,052)	(332,398)
	8,165,614	116,294,896	27,357,686	2,496,915

Expenses:
Investment advisory fees	3,063,981	8,134,454	6,460,681	583,758
Distribution expenses — Class A	501,297	1,714,905	359,488	56,996
Distribution expenses — Class C	14,542	918,890	189,463	2,706
Distribution expenses — Class E	—	3,893	3,554	—
Distribution expenses — Class R	1,858	98,340	106,989	17
Distribution expenses — Class Y	2,162	100,319	55,131	1,038
Dividend disbursing and transfer agent fees and expenses	414,220	1,359,874	541,269	109,583
Reports and statements to shareholders servicing expenses	233,092	1,054,682	740,262	49,778
Accounting and administration expenses	106,967	225,908	155,563	38,847
Trustees’ fees and expenses	54,549	168,307	92,501	16,439
Registration fees	54,012	94,781	73,130	49,674
Custodian fees	24,344	36,503	139,085	13,493
Audit and tax fees	12,385	21,338	11,708	13,666
Legal fees	2,066	269,442	2,392	196
Other	121,340	197,598	61,204	14,717
	4,606,815	14,399,234	8,992,420	950,908
Less expenses waived	(8,256)	(29)	(1,056,157)	(31,787)
Less waived distribution expenses — Class A	(104,275)	(77,858)	(182,870)	(14,781)
Less waived distribution expenses — Class C	(2,599)	(109,627)	(37,224)	(294)
Less waived distribution expenses — Class E	—	(3,718)	(3,601)	—
Less waived distribution expenses — Class R	—	—	(115)	—
Less waived distribution expenses — Class Y	(81)	—	(1,282)	(36)
Less expenses paid indirectly	(409)	(844)	(555)	(147)
Less waived shareholder servicing expenses	(132,426)	(81,517)	(677,215)	(9,790)
Total operating expenses	4,358,769	14,125,641	7,033,401	894,073
Net Investment Income (Loss)	3,806,845	102,169,255	20,324,285	1,602,842

	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund	Delaware Ivy International Core Equity Fund	Delaware Ivy International Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$15,985,155	$(79,280,954)	$(4,901,644)	$(8,432,474)
Foreign currencies	(164,066)	(438,126)	(1,533,872)	(164,043)
Foreign currency exchange contracts	(198,186)	417,229	(756,650)	(57,601)
Net realized gain (loss)	15,622,903	(79,301,851)	(7,192,166)	(8,654,118)

Net change in unrealized appreciation (depreciation) on:
Investments	(182,549,672)	(457,436,087)	(377,332,007)	(29,580,408)
Affiliated investments	—	(26,412,949)	—	—
Foreign currencies	(53,802)	(145,261)	(1,831,683)	(104,236)
Foreign currency exchange contracts	(1,035)	2,893,165	(15,345)	(2,921)
Net change in unrealized appreciation (depreciation)	(182,604,509)	(481,101,132)	(379,179,035)	(29,687,565)
Net Realized and Unrealized Gain (Loss)	(166,981,606)	(560,402,983)	(386,371,201)	(38,341,683)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(163,174,761)	$(458,233,728)	$(366,046,916)	$(36,738,841)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Ivy Funds

	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Limited-Term Bond Fund	Delaware Ivy Managed International Opportunities Fund	Delaware Ivy Mid Cap Growth Fund
Investment Income:
Dividends	$16,503,834	$70,863	$3,649	$13,175,114
Securities lending income	150,877	41,238	—	331,670
Dividend from affiliated funds	—	—	112,991	—
Interest	—	9,614,975	—	—
Foreign tax withheld	(230,632)	—	—	—
	16,424,079	9,727,076	116,640	13,506,784

Expenses:
Investment advisory fees	14,762,048	1,925,841	27,632	23,908,999
Distribution expenses — Class A	2,954,666	431,169	54,570	2,229,829
Distribution expenses — Class C	257,176	61,930	3,483	478,136
Distribution expenses — Class E	15,208	3,177	—	8,568
Distribution expenses — Class R	26,011	914	182	153,959
Distribution expenses — Class Y	34,722	2,546	148	291,816
Reports and statements to shareholders servicing expenses	1,713,478	305,924	7,918	2,565,552
Dividend disbursing and transfer agent fees and expenses	1,451,369	297,038	34,449	1,568,621
Accounting and administration expenses	311,699	108,654	31,846	378,426
Trustees’ fees and expenses	202,812	37,059	5,775	223,406
Registration fees	88,457	77,490	50,720	117,865
Custodian fees	31,277	8,623	833	66,341
Audit and tax fees	7,635	10,032	5,933	6,947
Legal fees	6,753	2,147	456	6,769
Other	80,813	26,641	6,370	84,910
	21,944,124	3,299,185	230,315	32,090,144
Less expenses waived	(243,650)	(47,147)	(38,314)	(1,039,357)
Less waived distribution expenses — Class A	(402,381)	(79,711)	(8,282)	(403,983)
Less waived distribution expenses — Class C	(22,129)	(5,311)	(502)	(37,770)
Less waived distribution expenses — Class E	(570)	(2,041)	—	(4,124)
Less waived distribution expenses — Class R	(25)	(2)	—	(423)
Less waived distribution expenses — Class Y	(376)	(74)	(27)	(872)
Less expenses paid indirectly	(1,099)	(326)	(113)	(1,133)
Less waived shareholder servicing expenses	(1,674,486)	(90,442)	—	(2,384,036)
Total operating expenses	19,599,408	3,074,131	183,077	28,218,446
Net Investment Income (Loss)	(3,175,329)	6,652,945	(66,437)	(14,711,662)

	Delaware Ivy Large Cap Growth Fund	Delaware Ivy Limited-Term Bond Fund	Delaware Ivy Managed International Opportunities Fund	Delaware Ivy Mid Cap Growth Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$152,080,815	$(10,136,017)	$—	$261,547,901
Affiliated investments	—	—	(1,980,666)	—
Foreign currencies	(10,461)	—	—	—
Foreign currency exchange contracts	18,009	—	—	—
Futures contracts	—	(1,708,848)	—	—
Options written	—	—	—	5,097,960
Swap contracts	—	234,901	—	—
Net realized gain (loss)	152,088,363	(11,609,964)	(1,980,666)	266,645,861

Net change in unrealized appreciation (depreciation) on:
Investments	(1,465,974,074)	(15,093,172)	—	(1,933,266,318)
Affiliated investments	—	—	(24,620,177)	—
Futures contracts	—	(878,633)	—	—
Options written	—	—	—	(1,901,379)
Net change in unrealized appreciation (depreciation)	(1,465,974,074)	(15,971,805)	(24,620,177)	(1,935,167,697)
Net Realized and Unrealized Gain (Loss)	(1,313,885,711)	(27,581,769)	(26,600,843)	(1,668,521,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,317,061,040)	$(20,928,824)	$(26,667,280)	$(1,683,233,498)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Ivy Funds

	Delaware Ivy Mid Cap Income Opportunities Fund	Delaware Ivy Municipal Bond Fund	Delaware Ivy Municipal High Income Fund	Delaware Ivy Small Cap Growth Fund
Investment Income:
Dividends	$20,095,270	$10,951	$11,227	$3,551,502
Securities lending income	29,959	—	—	1,242,636
Interest	—	10,056,530	12,462,780	—
	20,125,229	10,067,481	12,474,007	4,794,138

Expenses:
Investment advisory fees	6,449,818	1,398,021	1,946,326	7,891,397
Distribution expenses — Class A	213,237	418,082	619,319	1,049,762
Distribution expenses — Class C	122,510	21,052	77,027	141,694
Distribution expenses — Class E	—	—	—	5,902
Distribution expenses — Class R	2,867	—	—	116,943
Distribution expenses — Class Y	24,917	—	4,279	104,164
Reports and statements to shareholders servicing expenses	938,613	154,431	190,553	663,115
Dividend disbursing and transfer agent fees and expenses	217,172	163,145	222,683	959,173
Accounting and administration expenses	140,104	83,297	105,784	173,683
Registration fees	89,798	49,536	47,655	79,486
Trustees’ fees and expenses	31,694	42,401	47,648	110,779
Audit and tax fees	8,590	9,657	17,791	12,100
Custodian fees	7,939	4,306	5,367	18,011
Legal fees	1,687	2,205	4,383	4,476
Other	19,098	20,324	52,882	45,444
	8,268,044	2,366,457	3,341,697	11,376,129
Less expenses waived	(484,092)	(57,081)	(3,541)	(77,879)
Less waived distribution expenses — Class A	(39,511)	(168,658)	(52,696)	(264,022)
Less waived distribution expenses — Class C	(5,931)	(2,173)	(20,885)	(40,327)
Less waived distribution expenses — Class E	—	—	—	(5,223)
Less waived distribution expenses — Class R	(8)	—	—	(380)
Less waived distribution expenses — Class Y	(510)	—	(47)	(488)
Less expenses paid indirectly	(273)	(315)	(148)	(959)
Less waived shareholder servicing expenses	(918,066)	(85,269)	(175,362)	(571,488)
Total operating expenses	6,819,653	2,052,961	3,089,018	10,415,363
Net Investment Income (Loss)	13,305,576	8,014,520	9,384,989	(5,621,225)

	Delaware Ivy Mid Cap Income Opportunities Fund	Delaware Ivy Municipal Bond Fund	Delaware Ivy Municipal High Income Fund	Delaware Ivy Small Cap Growth Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$356,172	$(21,277,931)	$(37,003,110)	$54,571,097
Affiliated investments	(1,376,599)	—	—	(20,140,630)
Net realized gain (loss)	(1,020,427)	(21,277,931)	(37,003,110)	34,430,467

Net change in unrealized appreciation (depreciation) on:
Investments	(274,054,796)	(37,258,280)	(58,269,371)	(529,525,653)
Affiliated investments	3,086,646	—	—	3,003,208
Net change in unrealized appreciation (depreciation)	(270,968,150)	(37,258,280)	(58,269,371)	(526,522,445)
Net Realized and Unrealized Gain (Loss)	(271,988,577)	(58,536,211)	(95,272,481)	(492,091,978)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(258,683,001)	$(50,521,691)	$(85,887,492)	$(497,713,203)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Ivy Funds

	Delaware Ivy Smid Cap Core Fund	Delaware Ivy Systematic Emerging Markets Equity Fund[f]	Delaware Ivy Value Fund
Investment Income:
Dividends	$4,063,458	$43,026,418	$17,756,845
Securities lending income	17,812	88,577	7,099
Foreign tax withheld	—	(4,394,799)	—
	4,081,270	38,720,196	17,763,944

Expenses:
Investment advisory fees	2,130,286	5,600,707	4,578,839
Distribution expenses — Class A	166,149	280,306	477,025
Distribution expenses — Class C	74,621	163,717	35,638
Distribution expenses — Class R	50,538	16,667	46
Distribution expenses — Class Y	8,356	33,703	132
Reports and statements to shareholders servicing expenses	234,048	609,180	645,132
Dividend disbursing and transfer agent fees and expenses	226,982	462,608	368,573
Accounting and administration expenses	81,178	138,889	130,225
Registration fees	60,648	80,990	65,551
Trustees’ fees and expenses	20,000	59,528	50,096
Audit and tax fees	11,911	14,043	7,627
Custodian fees	10,464	271,153	7,402
Legal fees	1,144	1,834	1,351
Other	14,610	44,610	20,258
	3,090,935	7,777,935	6,387,895
Less expenses waived	(149,350)	(1,535,080)	—
Less waived distribution expenses — Class A	(52,947)	(208,652)	(36,017)
Less waived distribution expenses — Class C	(6,083)	(23,815)	(1,766)
Less waived distribution expenses — Class R	(69)	—	(14)
Less waived distribution expenses — Class Y	(166)	—	(1)
Less expenses paid indirectly	(218)	(425)	(421)
Less waived shareholder servicing expenses	(205,000)	(469,888)	(97,487)
Total operating expenses	2,677,102	5,540,075	6,252,189
Net Investment Income (Loss)	1,404,168	33,180,121	11,511,755

	Delaware Ivy Smid Cap Core Fund	Delaware Ivy Systematic Emerging Markets Equity Fund[f]	Delaware Ivy Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(5,994,042)	$33,113,287 [1]	$79,656,196
Foreign currencies	—	(3,932,252)	—
Foreign currency exchange contracts	—	(1,208,047)	—
Options written	—	—	1,205,546
Net realized gain (loss)	(5,994,042)	27,972,988	80,861,742

Net change in unrealized appreciation (depreciation) on:
Investments	(88,754,229)	(368,632,492)[1]	(307,090,025)
Foreign currencies	—	1,586,022	—
Foreign currency exchange contracts	—	76,336	—
Options written	—	—	78,623
Net change in unrealized appreciation (depreciation)	(88,754,229)	(366,970,134)	(307,011,402)
Net Realized and Unrealized Gain (Loss)	(94,748,271)	(338,997,146)	(226,149,660)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(93,344,103)	$(305,817,025)	$(214,637,905)

[1]	Includes $(6,312,140) capital gains tax paid and $(2,039,262) capital gains tax accrued.

fConsolidated statements of operations

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Global Value Equity Fund		Delaware Ivy Core Bond Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,063,269	$9,114,877	$8,783,582	$21,373,162
Net realized gain (loss)	(14,938,280)	166,778,294	(52,936,880)	1,322,202
Net change in unrealized appreciation (depreciation)	(67,075,237)	(167,295,304)	(22,759,718)	(50,087,676)
Net increase (decrease) in net assets resulting from operations	(77,950,248)	8,597,867	(66,913,016)	(27,392,312)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,115,062)	(23,674,162)	(1,944,564)	(4,300,352)
Class B	—	(5,160)	—	(451)
Class C	(23,956)	(428,360)	(40,748)	(107,408)
Class E	(32,359)	(411,260)	(16,886)	(93,356)
Class I	(1,693,675)	(20,136,462)	(5,489,382)	(16,917,711)
Class R	(2,336)	(25,605)	(9,375)	(16,125)
Class R6[1]	(126,987)	(1,606,584)	(1,512,315)	(4,387,977)
Class Y	(13,247)	(145,138)	(72,336)	(143,173)
	(4,007,622)	(46,432,731)	(9,085,606)	(25,966,553)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,333,912	10,124,948	5,853,591	25,181,156
Class B2	—	685	—	14
Class C	151,869	276,779	178,341	777,213
Class E	35,545	321,660	113,072	482,302
Class I	11,765,302	18,144,845	22,047,709	107,242,913
Class R	27,323	22,608	69,819	48,723
Class R6[1]	144,479	1,075,014	8,841,354	22,975,266
Class Y	39,985	127,515	627,395	1,347,905

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,086,619	23,262,836	1,951,611	4,196,324
Class B2	—	3,792	—	505
Class C	23,772	426,488	41,107	104,133
Class E	32,293	410,752	14,231	92,826
Class I	1,680,632	19,929,627	5,548,460	16,716,268
Class R	259	1,355	9,470	16,005
Class R6[1]	126,987	1,606,584	1,544,546	4,386,947
Class Y	12,004	125,134	73,234	141,158
	19,460,981	75,860,622	46,913,940	183,709,658

	Delaware Global Value Equity Fund		Delaware Ivy Core Bond Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Cost of shares redeemed:
Class A	$(30,517,879)	$(58,688,910)	$(29,008,646)	$(58,972,803)
Class B2	—	(2,054,611)	—	(268,756)
Class C	(825,529)	(2,700,187)	(1,709,928)	(4,853,032)
Class E	(4,439,845)	(779,973)	(4,075,122)	(986,430)
Class I	(57,575,770)	(84,494,656)	(167,278,922)	(371,656,574)
Class R	(2,713)	(62,211)	(5,533)	(59,109)
Class R6[1]	(2,835,221)	(11,682,523)	(64,891,149)	(54,790,998)
Class Y	(275,433)	(549,922)	(963,044)	(1,827,653)
	(96,472,390)	(161,012,993)	(267,932,344)	(493,415,355)
Decrease in net assets derived from capital share transactions	(77,011,409)	(85,152,371)	(221,018,404)	(309,705,697)
Net Decrease in Net Assets	(158,969,279)	(122,987,235)	(297,017,026)	(363,064,562)

Net Assets:
Beginning of period	494,812,061	617,799,296	836,223,566	1,199,288,128
End of period	$335,842,782	$494,812,061	$539,206,540	$836,223,566

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on previous pages.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Core Equity Fund		Delaware Ivy Global Bond Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,888,556	$11,625,782	$5,333,452	$13,565,596
Net realized gain (loss)	131,109,375	620,775,458	(15,451,952)	360,033
Net change in unrealized appreciation (depreciation)	(960,949,969)	12,211,951	(25,227,358)	(37,091,261)
Net increase (decrease) in net assets resulting from operations	(823,952,038)	644,613,191	(35,345,858)	(23,165,632)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(440,158,837)	(1,330,052)	(4,228,642)
Class B	—	—	—	(2,154)
Class C	—	(4,346,536)	(18,910)	(67,807)
Class E	—	(2,351,783)	—	—
Class I	—	(126,305,684)	(1,897,409)	(6,678,968)
Class R	—	(22,112)	(2,080)	(5,580)
Class R6[1]	—	(10,536,169)	(1,520,984)	(2,741,755)
Class Y	—	(3,106,280)	(8,692)	(20,123)
	—	(586,827,401)	(4,778,127)	(13,745,029)

Capital Share Transactions:
Proceeds from shares sold:
Class A	41,969,043	97,561,830	4,279,398	18,224,192
Class B2	—	44,904	—	—
Class C	1,320,877	3,729,013	67,757	816,020
Class E	503,440	1,528,615	—	—
Class I	78,226,288	249,154,599	30,546,660	86,615,153
Class R	62,836	54,097	100,241	68,884
Class R6[1]	10,744,418	18,992,680	20,442,905	106,364,093
Class Y	642,347	4,801,997	103,390	764,667

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	435,755,580	1,313,881	4,133,615
Class B2	—	—	—	2,154
Class C	—	4,317,684	18,845	67,341
Class E	—	2,352,392	—	—
Class I	—	125,676,581	1,868,456	6,610,361
Class R	—	9,521	2,080	5,580
Class R6[1]	—	10,530,349	1,520,984	2,741,760
Class Y	—	3,009,063	8,556	19,928
	133,469,249	957,518,905	60,273,153	226,433,748

	Delaware Ivy Core Equity Fund		Delaware Ivy Global Bond Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Cost of shares redeemed:
Class A	$(286,120,487)	$(546,980,026)	$(23,123,914)	$(39,165,573)
Class B2	—	(3,011,706)	—	(337,370)
Class C	(6,198,599)	(13,615,017)	(610,713)	(1,366,987)
Class E	(16,725,317)	(3,173,900)	—	—
Class I	(232,241,770)	(433,465,706)	(52,168,554)	(118,845,672)
Class R	(3,715)	(449,522)	(65,023)	(61,424)
Class R6[1]	(42,020,428)	(29,367,774)	(21,232,545)	(17,685,376)
Class Y	(1,201,023)	(4,440,427)	(43,480)	(705,721)
	(584,511,339)	(1,034,504,078)	(97,244,229)	(178,168,123)
Increase (decrease) in net assets derived from capital share transactions	(451,042,090)	(76,985,173)	(36,971,076)	48,265,625
Net Increase (Decrease) in Net Assets	(1,274,994,128)	(19,199,383)	(77,095,061)	11,354,964

Net Assets:
Beginning of period	4,662,920,565	4,682,119,948	497,001,421	485,646,457
End of period	$3,387,926,437	$4,662,920,565	$419,906,360	$497,001,421

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on previous pages.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Global Growth Fund		Delaware Ivy High Income Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,806,845	$2,345,934	$102,169,255	$258,700,798
Net realized gain (loss)	15,622,903	239,199,127	(79,301,851)	(120,520,317)
Net change in unrealized appreciation (depreciation)	(182,604,509)	(200,176,370)	(481,101,132)	(79,733,406)
Net increase (decrease) in net assets resulting from operations	(163,174,761)	41,368,691	(458,233,728)	58,447,075

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(36,031,217)	(45,697,801)	(112,821,128)
Class B	—	—	—	(129,238)
Class C	—	(323,584)	(5,488,432)	(15,976,695)
Class E	—	—	(99,739)	(564,977)
Class I	—	(30,621,298)	(42,878,897)	(113,914,816)
Class R	—	(55,912)	(1,246,235)	(2,886,148)
Class R6[1]	—	(1,371,440)	(1,957,355)	(4,531,342)
Class Y	—	(139,716)	(2,664,397)	(7,371,863)
	—	(68,543,167)	(100,032,856)	(258,196,207)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,144,381	14,858,614	56,540,143	210,089,205 [2]
Class B3	—	—	—	9,015 [2]
Class C	188,021	404,203	5,354,830	23,975,933 [2]
Class E	—	—	75,619	734,397 [2]
Class I	19,266,160	48,560,979	229,428,960	417,506,971 [2]
Class R	19,531	27,859	734,225	3,805,840 [2]
Class R6[1]	1,635,193	3,096,360	9,901,059	19,816,433 [2]
Class Y	46,470	256,274	11,070,206	37,062,323 [2]

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	35,179,582	44,355,333	104,615,394
Class B3	—	—	—	114,702
Class C	—	322,666	5,095,862	13,805,357
Class E	—	—	88,592	560,402
Class I	—	30,456,201	42,094,093	108,600,030
Class R	—	55,741	1,275,868	2,862,999
Class R6[1]	—	1,371,440	1,940,310	4,282,439
Class Y	—	138,003	2,510,903	6,345,822
	24,299,756	134,727,922	410,466,003	954,187,262

	Delaware Ivy Global Growth Fund		Delaware Ivy High Income Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Cost of shares redeemed:
Class A	$(42,912,748)	$(81,523,032)	$(208,705,093)	$(463,391,374)
Class B3	—	(209,558)	—	(7,891,700)
Class C	(716,187)	(2,281,288)	(40,819,019)	(124,226,591)
Class E	—	—	(7,695,819)	(1,698,399)
Class I	(108,019,638)	(184,377,731)	(396,980,202)	(855,546,952)
Class R	(33,521)	(177,653)	(4,410,344)	(7,779,309)
Class R6[1]	(498,000)	(20,545,928)	(13,733,599)	(22,553,399)
Class Y	(96,754)	(1,609,631)	(32,581,928)	(76,241,529)
	(152,276,848)	(290,724,821)	(704,926,004)	(1,559,329,253)
Decrease in net assets derived from capital share transactions	(127,977,092)	(155,996,899)	(294,460,001)	(605,141,991)
Net Decrease in Net Assets	(291,151,853)	(183,171,375)	(852,726,585)	(804,891,123)

Net Assets:
Beginning of period	870,048,957	1,053,220,332	3,469,909,295	4,274,800,418
End of period	$578,897,104	$870,048,957	$2,617,182,710	$3,469,909,295

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	Included payments from affiliates.
[3]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on previous pages.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy International Core Equity Fund		Delaware Ivy International Value Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$20,324,285	$28,482,227	$1,602,842	$3,564,527
Net realized gain (loss)	(7,192,166)	314,263,356	(8,654,118)	25,460,010
Net change in unrealized appreciation (depreciation)	(379,179,035)	(323,960,669)	(29,687,565)	(45,548,366)
Net increase (decrease) in net assets resulting from operations	(366,046,916)	18,784,914	(36,738,841)	(16,523,829)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(8,853,185)	—	(1,399,472)
Class C	—	(1,170,851)	—	(13,413)
Class E	—	(196,693)	—	—
Class I	—	(35,278,433)	—	(2,264,679)
Class R	—	(1,134,673)	—	(180)
Class R6[1]	—	(10,803,496)	—	(1,788,388)
Class Y	—	(2,038,110)	—	(25,173)
	—	(59,475,441)	—	(5,491,305)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,510,309	34,316,906	530,405	5,057,204
Class B2	—	13,787	—	5,007
Class C	353,353	1,764,684	22,025	314,259
Class E	70,210	825,207	—	—
Class I	47,107,949	212,112,881	2,612,273	45,531,787
Class R	1,223,463	2,355,677	2,565	6,645
Class R6[1]	17,865,670	58,908,975	3,324,856	26,114,709
Class Y	3,483,208	15,685,221	33,539	117,130

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	8,278,215	—	1,372,071
Class C	—	1,124,160	—	13,413
Class E	—	196,693	—	—
Class I	—	33,388,533	—	2,247,859
Class R	—	1,124,048	—	180
Class R6[1]	—	10,490,428	—	1,788,386
Class Y	—	1,606,531	—	25,149
	80,614,162	382,191,946	6,525,663	82,593,799

	Delaware Ivy International Core Equity Fund		Delaware Ivy International Value Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Cost of shares redeemed:
Class A	$(35,751,100)	$(91,062,798)	$(5,369,541)	$(12,395,558)
Class B2	—	(559,083)	—	(59,546)
Class C	(8,478,766)	(22,470,383)	(149,711)	(283,913)
Class E	(6,986,287)	(784,442)	—	—
Class I	(223,280,288)	(607,176,990)	(23,137,809)	(64,549,672)
Class R	(2,902,381)	(9,728,192)	—	(369,054)
Class R6[1]	(79,648,120)	(213,053,801)	(18,827,421)	(45,256,371)
Class Y	(5,506,212)	(58,960,454)	(192,378)	(173,145)
	(362,553,154)	(1,003,796,143)	(47,676,860)	(123,087,259)
Decrease in net assets derived from capital share transactions	(281,938,992)	(621,604,197)	(41,151,197)	(40,493,460)
Net Decrease in Net Assets	(647,985,908)	(662,294,724)	(77,890,038)	(62,508,594)

Net Assets:
Beginning of period	1,851,519,412	2,513,814,136	187,342,665	249,851,259
End of period	$1,203,533,504	$1,851,519,412	$109,452,627	$187,342,665

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on previous pages.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Large Cap Growth Fund		Delaware Ivy Limited-Term Bond Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(3,175,329)	$(14,152,948)	$6,652,945	$12,465,598
Net realized gain (loss)	152,088,363	667,588,189	(11,609,964)	(3,343,879)
Net change in unrealized appreciation (depreciation)	(1,465,974,074)	280,860,520	(15,971,805)	(38,222,332)
Net increase (decrease) in net assets resulting from operations	(1,317,061,040)	934,295,761	(20,928,824)	(29,100,613)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(288,499,969)	(2,498,521)	(3,879,665)
Class C	—	(8,096,887)	(36,975)	(39,579)
Class E	—	(3,328,409)	(15,828)	(71,337)
Class I	—	(249,922,112)	(3,253,095)	(6,411,450)
Class R	—	(1,248,920)	(1,991)	(2,683)
Class R6[1]	—	(15,436,229)	(360,109)	(1,900,886)
Class Y	—	(3,085,607)	(14,478)	(25,433)
	—	(569,618,133)	(6,180,997)	(12,331,033)

Capital Share Transactions:
Proceeds from shares sold:
Class A	80,413,127	130,922,593	82,441,212	95,877,635
Class B2	—	122,314	—	1,734
Class C	3,404,371	10,049,136	2,803,102	4,934,272
Class E	513,749	3,545,116	147,777	1,353,352
Class I	341,675,692	518,398,941	47,682,321	104,404,767
Class R	1,275,241	2,628,654	3,519	75,344
Class R6[1]	41,828,447	26,939,732	3,788,663	68,826,701
Class Y	1,395,777	11,047,810	207,143	355,498

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	283,173,518	2,483,691	3,758,367
Class B2	—	—	—	46
Class C	—	7,796,485	34,347	34,845
Class E	—	3,328,867	13,398	71,257
Class I	—	243,387,205	3,270,296	6,266,300
Class R	—	1,244,939	1,895	1,945
Class R6[1]	—	15,436,229	361,924	1,900,083
Class Y	—	2,997,477	14,050	23,239
	470,506,404	1,261,019,016	143,253,338	287,885,385

	Delaware Ivy Large Cap Growth Fund		Delaware Ivy Limited-Term Bond Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Cost of shares redeemed:
Class A	$(267,143,578)	$(486,388,644)	$(94,040,182)	$(157,872,183)
Class B2	—	(4,717,491)	—	(232,009)
Class C	(10,306,215)	(25,813,552)	(6,264,979)	(14,766,562)
Class E	(28,413,405)	(4,755,959)	(6,461,822)	(2,231,845)
Class I	(461,511,753)	(840,079,246)	(126,676,875)	(252,244,365)
Class R	(2,010,623)	(5,629,895)	(142,306)	(20,827)
Class R6[1]	(55,278,101)	(52,131,380)	(138,783,821)	(45,824,105)
Class Y	(6,013,995)	(11,379,215)	(311,823)	(842,044)
	(830,677,670)	(1,430,895,382)	(372,681,808)	(474,033,940)
Decrease in net assets derived from capital share transactions	(360,171,266)	(169,876,366)	(229,428,470)	(186,148,555)
Net Increase (Decrease) in Net Assets	(1,677,232,306)	194,801,262	(256,538,291)	(227,580,201)

Net Assets:
Beginning of period	5,773,851,140	5,579,049,878	946,646,666	1,174,226,867
End of period	$4,096,618,834	$5,773,851,140	$690,108,375	$946,646,666

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on previous pages.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Managed International Opportunities Fund		Delaware Ivy Mid Cap Growth Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(66,437)	$3,634,238	$(14,711,662)	$(46,105,236)
Net realized gain (loss)	(1,980,666)	16,049,457	266,645,861	756,637,129
Net change in unrealized appreciation (depreciation)	(24,620,177)	(29,528,244)	(1,935,167,697)	(836,958,370)
Net increase (decrease) in net assets resulting from operations	(26,667,280)	(9,844,549)	(1,683,233,498)	(126,426,477)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(1,496,141)	—	(304,452,989)
Class C	—	(24,621)	—	(22,625,735)
Class E	—	—	—	(2,666,741)
Class I	—	(2,564,748)	—	(442,470,544)
Class R	—	(1,831)	—	(10,968,579)
Class R6[1]	—	(2,886)	—	(108,105,215)
Class Y	—	(3,937)	—	(40,580,612)
	—	(4,094,164)	—	(931,870,415)

Capital Share Transactions:
Proceeds from shares sold:
Class A	815,400	3,646,352	50,603,780	176,583,191
Class B2	—	1,276	—	22,893
Class C	37,648	234,492	4,381,273	22,556,385
Class E	—	—	208,019	2,120,942
Class I	6,505,058	16,337,165	423,255,448	1,149,273,771
Class R	10,729	14,063	4,771,343	15,245,075
Class R6[1]	55,916	25,551	161,114,294	518,879,668
Class Y	2,028	14,633	17,062,113	81,619,888

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	1,487,205	—	299,979,244
Class C	—	24,545	—	22,199,637
Class E	—	—	—	2,669,507
Class I	—	2,561,359	—	421,375,039
Class R	—	1,831	—	10,875,261
Class R6[1]	—	2,886	—	106,195,229
Class Y	—	3,937	—	38,073,093
	7,426,779	24,355,295	661,396,270	2,867,668,823

	Delaware Ivy Managed International Opportunities Fund		Delaware Ivy Mid Cap Growth Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Cost of shares redeemed:
Class A	$(7,211,226)	$(12,129,365)	$(201,660,139)	$(439,644,873)
Class B2	—	(63,389)	—	(4,245,237)
Class C	(204,265)	(584,637)	(20,845,640)	(68,525,944)
Class E	—	—	(15,934,312)	(2,199,652)
Class I	(20,459,887)	(41,958,311)	(546,846,356)	(1,094,660,484)
Class R	(9)	(318,636)	(9,721,157)	(26,673,837)
Class R6[1]	(29,796)	(351,373)	(114,029,039)	(241,640,653)
Class Y	(9,074)	(44,331)	(36,695,554)	(156,632,665)
	(27,914,257)	(55,450,042)	(945,732,197)	(2,034,223,345)
Increase (decrease) in net assets derived from capital share transactions	(20,487,478)	(31,094,747)	(284,335,927)	833,445,478
Net Decrease in Net Assets	(47,154,758)	(45,033,460)	(1,967,569,425)	(224,851,414)

Net Assets:
Beginning of period	133,392,970	178,426,430	7,217,435,879	7,442,287,293
End of period	$86,238,212	$133,392,970	$5,249,866,454	$7,217,435,879

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on previous pages.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Mid Cap Income Opportunities Fund		Delaware Ivy Municipal Bond Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$13,305,576	$22,846,839	$8,014,520	$18,338,283
Net realized gain (loss)	(1,020,427)	61,988,899	(21,277,931)	2,866,444
Net change in unrealized appreciation (depreciation)	(270,968,150)	10,826,915	(37,258,280)	(54,454,142)
Net increase (decrease) in net assets resulting from operations	(258,683,001)	95,662,653	(50,521,691)	(33,249,415)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,253,483)	(6,545,273)	(5,972,987)	(12,703,971)
Class C	(92,088)	(724,574)	(54,485)	(130,002)
Class I	(10,544,527)	(53,147,351)	(3,631,512)	(9,016,564)
Class R	(6,980)	(35,357)	—	—
Class R6[1]	(858,218)	(4,321,653)	(17,028)	(43,622)
Class Y	(115,160)	(983,852)	—	(852)
	(12,870,456)	(65,758,060)	(9,676,012)	(21,895,011)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,276,729	45,643,057	13,917,251	29,192,716
Class C	1,377,505	7,942,037	374,350	432,369
Class I	146,467,612	600,589,785	24,237,791	41,765,158
Class R	79,778	543,358	—	—
Class R6[1]	18,469,447	35,347,214	241,640	672,585
Class Y	1,133,299	13,837,777	—	457

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,246,247	6,501,998	6,011,203	12,286,505
Class B2	—	—	—	109
Class C	90,415	705,921	54,407	127,219
Class I	10,147,991	51,961,316	3,625,581	8,862,796
Class R	6,980	35,357	—	—
Class R6[1]	850,356	4,320,455	17,444	43,393
Class Y	113,380	975,684	—	6
	193,259,739	768,403,959	48,479,667	93,383,313

	Delaware Ivy Mid Cap Income Opportunities Fund		Delaware Ivy Municipal Bond Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Cost of shares redeemed:
Class A	$(26,138,633)	$(44,931,437)	$(69,416,886)	$(78,253,814)
Class B2	—	—	—	(162,394)
Class C	(4,048,665)	(5,812,493)	(1,125,212)	(3,329,056)
Class I	(344,238,162)	(498,531,739)	(97,196,197)	(92,195,378)
Class R	(77,667)	(177,890)	—	—
Class R6[1]	(31,193,652)	(32,436,353)	(553,132)	(596,508)
Class Y	(11,448,485)	(26,436,267)	—	(434,132)
	(417,145,264)	(608,326,179)	(168,291,427)	(174,971,282)
Increase (decrease) in net assets derived from capital share transactions	(223,885,525)	160,077,780	(119,811,760)	(81,587,969)
Net Increase (Decrease) in Net Assets	(495,438,982)	189,982,373	(180,009,463)	(136,732,395)

Net Assets:
Beginning of period	1,757,554,039	1,567,571,666	620,361,672	757,094,067
End of period	$1,262,115,057	$1,757,554,039	$440,352,209	$620,361,672

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on previous pages.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Municipal High Income Fund		Delaware Ivy Small Cap Growth Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$9,384,989	$40,592,313	$(5,621,225)	$(19,046,420)
Net realized gain (loss)	(37,003,110)	17,736,682	34,430,467	312,905,216
Net change in unrealized appreciation (depreciation)	(58,269,371)	(69,282,700)	(526,522,445)	(512,116,182)
Net increase (decrease) in net assets resulting from operations	(85,887,492)	(10,953,705)	(497,713,203)	(218,257,386)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,499,039)	(20,047,395)	—	(332,393,017)
Class B	—	(3,116)	—	—
Class C	(272,167)	(614,887)	—	(17,480,609)
Class E	—	—	—	(4,012,535)
Class I	(5,381,630)	(10,905,942)	—	(210,162,997)
Class R	—	—	—	(17,696,170)
Class R6[1]	(20,008)	(41,646)	—	(42,723,185)
Class Y	(72,112)	(140,031)	—	(25,154,209)
	(16,244,956)	(31,753,017)	—	(649,622,722)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,552,107	52,218,579	19,261,676	64,562,524
Class B2	—	1,238	—	5,448
Class C	468,448	1,686,840	951,611	3,740,509
Class E	—	—	141,458	1,270,482
Class I	50,505,481	70,868,476	79,531,324	175,954,227
Class R	—	—	1,797,592	11,408,965
Class R6[1]	94,572	595,008	16,913,371	50,550,845
Class Y	400	68,913	4,051,992	12,905,519

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	10,353,653	18,177,355	—	328,991,229
Class B2	—	1,554	—	—
Class C	273,055	587,596	—	17,040,622
Class E	—	—	—	4,019,129
Class I	5,049,381	10,057,003	—	202,762,602
Class R	—	—	—	17,673,243
Class R6[1]	20,441	41,524	—	42,161,242
Class Y	72,932	138,693	—	24,012,660
	85,390,470	154,442,779	122,649,024	957,059,246

	Delaware Ivy Municipal High Income Fund		Delaware Ivy Small Cap Growth Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Cost of shares redeemed:
Class A	$(93,505,477)	$(122,831,503)	$(110,180,545)	$(250,589,350)
Class B2	—	(421,748)	—	(1,789,345)
Class C	(5,131,862)	(12,058,208)	(6,176,533)	(20,204,300)
Class E	—	—	(10,999,250)	(1,415,270)
Class I	(112,660,237)	(100,915,845)	(216,140,235)	(396,651,613)
Class R	—	—	(4,514,971)	(20,122,361)
Class R6[1]	(357,391)	(526,114)	(23,398,764)	(76,175,004)
Class Y	(577,396)	(535,631)	(8,204,010)	(37,378,113)
	(212,232,363)	(237,289,049)	(379,614,308)	(804,325,356)
Increase (decrease) in net assets derived from capital share transactions	(126,841,893)	(82,846,270)	(256,965,284)	152,733,890
Net Decrease in Net Assets	(228,974,341)	(125,552,992)	(754,678,487)	(715,146,218)

Net Assets:
Beginning of period	859,523,418	985,076,410	2,349,966,042	3,065,112,260
End of period	$630,549,077	$859,523,418	$1,595,287,555	$2,349,966,042

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on previous pages.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Smid Cap Core Fund		Delaware Ivy Systematic Emerging Markets Equity FundΦ
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,404,168	$580,295	$33,180,121	$18,315,506
Net realized gain (loss)	(5,994,042)	163,532,328	27,972,988	205,742,289
Net change in unrealized appreciation (depreciation)	(88,754,229)	(167,794,397)	(366,970,134)	(609,999,484)
Net increase (decrease) in net assets resulting from operations	(93,344,103)	(3,681,774)	(305,817,025)	(385,941,689)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(174,543)	(27,297,432)	—	(1,779,222)
Class C	(7,335)	(3,619,618)	—	(145,959)
Class I	(454,174)	(62,029,098)	—	(10,755,123)
Class R	(15,296)	(3,982,883)	—	(29,737)
Class R6[1]	(122,176)	(13,887,422)	—	(3,035,209)
Class Y	(5,387)	(1,335,914)	—	(203,602)
	(778,911)	(112,152,367)	—	(15,948,852)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,699,020	22,320,506	6,844,711	36,480,844
Class B2	—	3,008	—	512
Class C	388,497	2,470,553	595,404	4,154,604
Class I	28,202,191	83,720,358	86,587,671	381,212,563
Class R	826,323	4,026,380	521,409	2,186,225
Class R6[1]	4,517,534	37,280,267	14,955,925	92,301,717
Class Y	288,744	1,813,958	4,857,995	11,496,885

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	172,850	26,976,317	—	1,733,296
Class C	7,316	3,608,383	—	138,903
Class I	444,096	61,009,593	—	9,580,446
Class R	15,296	3,976,715	—	27,889
Class R6[1]	122,176	13,886,899	—	3,031,127
Class Y	5,379	1,196,333	—	51,568
	41,689,422	262,289,270	114,363,115	542,396,579

	Delaware Ivy Smid Cap Core Fund		Delaware Ivy Systematic Emerging Markets Equity FundΦ
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Cost of shares redeemed:
Class A	$(19,244,811)	$(45,235,026)	$(31,309,094)	$(84,100,853)
Class B2	—	(423,679)	—	(382,513)
Class C	(2,313,365)	(6,350,534)	(5,104,524)	(11,561,072)
Class I	(90,909,855)	(217,293,502)	(224,941,680)	(776,427,073)
Class R	(2,269,747)	(5,299,115)	(739,993)	(4,162,138)
Class R6[1]	(14,515,789)	(29,651,488)	(66,828,869)	(129,430,864)
Class Y	(2,049,591)	(2,961,342)	(3,620,884)	(14,156,096)
	(131,303,158)	(307,214,686)	(332,545,044)	(1,020,220,609)
Decrease in net assets derived from capital share transactions	(89,613,736)	(44,925,416)	(218,181,929)	(477,824,030)
Net Decrease in Net Assets	(183,736,750)	(160,759,557)	(523,998,954)	(879,714,571)

Net Assets:
Beginning of period	598,815,879	759,575,436	1,506,781,442	2,386,496,013
End of period	$415,079,129	$598,815,879	$982,782,488	$1,506,781,442

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on previous pages.

See accompanying notes, which are an integral part of the financial statements.

Φ Consolidated statements of changes

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Value Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$11,511,755	$17,854,525
Net realized gain (loss)	80,861,742	251,783,222
Net change in unrealized appreciation (depreciation)	(307,011,402)	(36,217,559)
Net increase (decrease) in net assets resulting from operations	(214,637,905)	233,420,188

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,398,412)	(40,659,803)
Class B	—	(2,022)
Class C	(27,296)	(639,475)
Class I	(5,995,603)	(96,645,064)
Class R	(65)	(1,273)
Class R6[1]	(543,739)	(14,155,158)
Class Y	(683)	(10,948)
	(8,965,798)	(152,113,743)

Capital Share Transactions:
Proceeds from shares sold:
Class A	35,625,947	57,850,250
Class B2	—	25,068
Class C	2,806,994	2,447,185
Class I	93,446,885	309,658,818
Class R	6,305	8,009
Class R6[1]	8,062,013	14,308,462
Class Y	24,968	21,400

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,378,489	40,195,932
Class B2	—	1,790
Class C	27,181	636,546
Class I	5,978,569	96,353,876
Class R	65	1,273
Class R6[1]	531,398	14,155,158
Class Y	606	6,199
	148,889,420	535,669,966

	Delaware Ivy Value Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Cost of shares redeemed:
Class A	$(50,220,165)	$(72,601,019)
Class B2	—	(634,954)
Class C	(1,724,146)	(4,131,977)
Class I	(183,256,794)	(346,062,110)
Class R	(4)	(393,937)
Class R6[1]	(60,671,482)	(57,384,835)
Class Y	(7,166)	(53,436)
	(295,879,757)	(481,262,268)
Increase (decrease) in net assets derived from capital share transactions	(146,990,337)	54,407,698
Net Increase (Decrease) in Net Assets	(370,594,040)	135,714,143

Net Assets:
Beginning of period	1,477,803,761	1,342,089,618
End of period	$1,107,209,721	$1,477,803,761

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on previous pages.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Global Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$12.72		$13.72	$9.64	$11.90		$13.84	$12.48

Income (loss) from investment operations:
Net investment income[2]	0.11		0.20	0.26	0.29		0.29	0.32
Net realized and unrealized gain (loss)	(2.36)		(0.07)	4.23	(2.13)		(0.34)	1.34
Total from investment operations	(2.25)		0.13	4.49	(1.84)		(0.05)	1.66

Less dividends and distributions from:
Net investment income	(0.11)		(0.42)	(0.23)	(0.30)		(0.32)	(0.30)
Net realized gain	—		(0.71)	(0.18)	(0.12)		(1.57)	—
Total dividends and distributions	(0.11)		(1.13)	(0.41)	(0.42)		(1.89)	(0.30)

Net asset value, end of period	$10.36		$12.72	$13.72	$9.64		$11.90	$13.84

Total return[3]	(17.83%	)[4]	0.51% [4]	47.07% [4]	(16.11%	)[4]	0.47%	13.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,864		$263,835	$310 [5]	$260	[5]	$387 [5]	$494 [5]
Ratio of expenses to average net assets[6]	1.20%		1.22%	1.22%	1.24%		1.24%	1.29%
Ratio of expenses to average net assets prior to fees waived[6]	1.31%		1.25%	1.24%	1.25%		1.24%	1.29%
Ratio of net investment income to average net assets	1.78%		1.41%	2.16%	2.43%		2.27%	2.34%
Ratio of net investment income to average net assets prior to fees waived	1.67%		1.38%	2.14%	2.42%		2.27%	2.34%
Portfolio turnover	12%		111%	39%	43%		28%	55%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

Delaware Global Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.69		$13.72	$9.64	$11.90	$13.82	$12.47

Income (loss) from investment operations:
Net investment income[2]	0.05		0.09	0.16	0.21	0.21	0.23
Net realized and unrealized gain (loss)	(2.35)		(0.08)	4.23	(2.13)	(0.35)	1.35
Total from investment operations	(2.30)		0.01	4.39	(1.92)	(0.14)	1.58

Less dividends and distributions from:
Net investment income	(0.07)		(0.33)	(0.13)	(0.22)	(0.21)	(0.23)
Net realized gain	—		(0.71)	(0.18)	(0.12)	(1.57)	—
Total dividends and distributions	(0.07)		(1.04)	(0.31)	(0.34)	(1.78)	(0.23)

Net asset value, end of period	$10.32		$12.69	$13.72	$9.64	$11.90	$13.82

Total return[3]	(18.24%	)[4]	(0.32% )	45.88%	(16.75% )	(0.21% )	12.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,311		$4,780	$7 [5]	$10 [5]	$22 [5]	$39 [5]
Ratio of expenses to average net assets[6]	2.12%		2.04%	2.03%	2.00%	1.94%	1.93%
Ratio of expenses to average net assets prior to fees waived[6]	2.23%		2.04%	2.03%	2.00%	1.94%	1.93%
Ratio of net investment income to average net assets	0.87%		0.64%	1.34%	1.76%	1.64%	1.72%
Ratio of net investment income to average net assets prior to fees waived	0.76%		0.64%	1.34%	1.76%	1.64%	1.72%
Portfolio turnover	12%		111%	39%	43%	28%	55%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Global Value Equity Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$12.74		$13.73	$9.64	$11.91		$13.85	$12.48

Income (loss) from investment operations:
Net investment income[2]	0.13		0.24	0.29	0.33		0.34	0.37
Net realized and unrealized gain (loss)	(2.37)		(0.07)	4.24	(2.14)		(0.35)	1.34
Total from investment operations	(2.24)		0.17	4.53	(1.81)		(0.01)	1.71

Less dividends and distributions from:
Net investment income	(0.12)		(0.45)	(0.26)	(0.34)		(0.36)	(0.34)
Net realized gain	—		(0.71)	(0.18)	(0.12)		(1.57)	—
Total dividends and distributions	(0.12)		(1.16)	(0.44)	(0.46)		(1.93)	(0.34)

Net asset value, end of period	$10.38		$12.74	$13.73	$9.64		$11.91	$13.85

Total return[3]	(17.70%	)[4]	0.81% [4]	47.60% [4]	(15.90%	)[4]	0.78% [4]	13.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128,852		$205,264	$268 [5]	$242	[5]	$374 [5]	$523 [5]
Ratio of expenses to average net assets[6]	0.92%		0.92%	0.92%	0.92%		0.93%	1.00%
Ratio of expenses to average net assets prior to fees waived[6]	0.98%		0.94%	0.95%	0.95%		0.95%	1.00%
Ratio of net investment income to average net assets	2.11%		1.72%	2.46%	2.76%		2.58%	2.75%
Ratio of net investment income to average net assets prior to fees waived	2.05%		1.70%	2.43%	2.73%		2.56%	2.75%
Portfolio turnover	12%		111%	39%	43%		28%	55%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.72		$13.73	$9.65	$11.91	$13.84	$12.48

Income (loss) from investment operations:
Net investment income[2]	0.08		0.15	0.22	0.26	0.25	0.28
Net realized and unrealized gain (loss)	(2.36)		(0.07)	4.23	(2.13)	(0.33)	1.35
Total from investment operations	(2.28)		0.08	4.45	(1.87)	(0.08)	1.63

Less dividends and distributions from:
Net investment income	(0.09)		(0.38)	(0.19)	(0.27)	(0.28)	(0.27)
Net realized gain	—		(0.71)	(0.18)	(0.12)	(1.57)	—
Total dividends and distributions	(0.09)		(1.09)	(0.37)	(0.39)	(1.85)	(0.27)

Net asset value, end of period	$10.35		$12.72	$13.73	$9.65	$11.91	$13.84

Total return[3]	(18.00%	)[4]	0.18%	46.59%	(16.36% )	0.22%	13.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$273		$308 [5]	$— [5,6]	$1 [6]	$1 [6]	$1 [6]
Ratio of expenses to average net assets[7]	1.52%		1.54%	1.54%	1.53%	1.52%	1.58%
Ratio of expenses to average net assets prior to fees waived[7]	1.57%		1.54%	1.54%	1.53%	1.52%	1.58%
Ratio of net investment income to average net assets	1.41%		1.09%	1.89%	2.14%	1.97%	2.07%
Ratio of net investment income to average net assets prior to fees waived	1.36%		1.09%	1.89%	2.14%	1.97%	2.07%
Portfolio turnover	12%		111%	39%	43%	28%	55%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Rounds to less than $500 thousands.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Global Value Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.76	$13.74	$9.65	$11.92	$13.86	$12.49

Income (loss) from investment operations:
Net investment income[2]	0.13	0.26	0.30	0.35	0.30	0.35
Net realized and unrealized gain (loss)	(2.37)	(0.06)	4.24	(2.14)	(0.29)	1.39
Total from investment operations	(2.24)	0.20	4.54	(1.79)	0.01	1.74

Less dividends and distributions from:
Net investment income	(0.13)	(0.47)	(0.27)	(0.36)	(0.38)	(0.37)
Net realized gain	—	(0.71)	(0.18)	(0.12)	(1.57)	—
Total dividends and distributions	(0.13)	(1.18)	(0.45)	(0.48)	(1.95)	(0.37)

Net asset value, end of period	$10.39	$12.76	$13.74	$9.65	$11.92	$13.86

Total return[3]	(17.70% )	0.99%	47.70%	(15.76% )	0.93%	14.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,427	$14,281	$24 [4]	$17 [4]	$22 [4]	$5 [4]
Ratio of expenses to average net assets[5]	0.82%	0.79%	0.79%	0.79%	0.78%	0.86%
Ratio of net investment income to average net assets	2.18%	1.90%	2.54%	2.87%	2.40%	2.58%
Portfolio turnover	12%	111%	39%	43%	28%	55%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Value Equity Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.72		$13.72	$9.64	$11.90	$13.84	$12.48

Income (loss) from investment operations:
Net investment income[2]	0.11		0.20	0.26	0.30	0.30	0.33
Net realized and unrealized gain (loss)	(2.36)		(0.07)	4.23	(2.13)	(0.34)	1.35
Total from investment operations	(2.25)		0.13	4.49	(1.83)	(0.04)	1.68

Less dividends and distributions from:
Net investment income	(0.11)		(0.42)	(0.23)	(0.31)	(0.33)	(0.32)
Net realized gain	—		(0.71)	(0.18)	(0.12)	(1.57)	—
Total dividends and distributions	(0.11)		(1.13)	(0.41)	(0.43)	(1.90)	(0.32)

Net asset value, end of period	$10.36		$12.72	$13.72	$9.64	$11.90	$13.84

Total return[3]	(17.84%	)[4]	0.53%	47.11%	(16.06% )	0.49%	13.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,116		$1,612	$2 [5]	$5 [5]	$7 [5]	$9	[5]
Ratio of expenses to average net assets[6]	1.18%		1.18%	1.18%	1.19%	1.21% [7]	1.23%	[7]
Ratio of expenses to average net assets prior to fees waived[6]	1.21%		1.18%	1.18%	1.19%	1.21% [7]	1.23%	[7]
Ratio of net investment income to average net assets	1.81%		1.45%	2.25%	2.49%	2.30%	2.46%
Ratio of net investment income to average net assets prior to fees waived	1.78%		1.45%	2.25%	2.49%	2.30%	2.46%
Portfolio turnover	12%		111%	39%	43%	28%	55%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio based on the period excluding reorganization expenses was 1.19%.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Core Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.15	$10.79	$10.49	$10.66	$10.57	$10.62

Income (loss) from investment operations:
Net investment income[2]	0.11	0.18	0.20	0.27	0.32	0.28
Net realized and unrealized gain (loss)	(1.08)	(0.59)	0.57	(0.07)	0.09	(0.04)
Total from investment operations	(0.97)	(0.41)	0.77	0.20	0.41	0.24

Less dividends and distributions from:
Net investment income	(0.12)	(0.20)	(0.22)	(0.28)	(0.32)	(0.29)
Net realized gain	—	(0.03)	(0.25)	(0.09)	—	—
Total dividends and distributions	(0.12)	(0.23)	(0.47)	(0.37)	(0.32)	(0.29)

Net asset value, end of period	$9.06	$10.15	$10.79	$10.49	$10.66	$10.57

Total return[3]	(9.61% )	(3.95% )	7.32%	1.79%	3.96%	2.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$138,791	$177,936	$219 [4]	$199 [4]	$177 [4]	$200 [4]
Ratio of expenses to average net assets[5]	0.86%	0.86%	0.87%	1.00%	1.02%	1.04%
Ratio of expenses to average net assets prior to fees waived[5]	1.09%	0.98%	0.97%	1.02%	1.05%	1.07%
Ratio of net investment income to average net assets	2.36%	1.65%	1.77%	2.48%	2.95%	2.60%
Ratio of net investment income to average net assets prior to fees waived	2.13%	1.53%	1.67%	2.46%	2.92%	2.57%
Portfolio turnover	70%	86%	98%	118%	91%	163%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Core Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.15	$10.79	$10.49	$10.66	$10.57	$10.62

Income (loss) from investment operations:
Net investment income[2]	0.07	0.09	0.11	0.19	0.25	0.20
Net realized and unrealized gain (loss)	(1.09)	(0.59)	0.58	(0.07)	0.09	(0.04)
Total from investment operations	(1.02)	(0.50)	0.69	0.12	0.34	0.16

Less dividends and distributions from:
Net investment income	(0.08)	(0.11)	(0.14)	(0.20)	(0.25)	(0.21)
Net realized gain	—	(0.03)	(0.25)	(0.09)	—	—
Total dividends and distributions	(0.08)	(0.14)	(0.39)	(0.29)	(0.25)	(0.21)

Net asset value, end of period	$9.05	$10.15	$10.79	$10.49	$10.66	$10.57

Total return[3]	(10.11% )	(4.71% )	6.50%	1.02%	3.25%	1.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,276	$6,362	$11 [4]	$14 [4]	$13 [4]	$16 [4]
Ratio of expenses to average net assets[5]	1.74%	1.66%	1.64%	1.75%	1.71%	1.77%
Ratio of expenses to average net assets prior to fees waived[5]	2.03%	1.76%	1.74%	1.77%	1.74%	1.80%
Ratio of net investment income to average net assets	1.47%	0.85%	1.01%	1.73%	2.26%	1.87%
Ratio of net investment income to average net assets prior to fees waived	1.18%	0.75%	0.91%	1.71%	2.23%	1.84%
Portfolio turnover	70%	86%	98%	118%	91%	163%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Core Bond Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.15	$10.79	$10.49	$10.66	$10.57	$10.62

Income (loss) from investment operations:
Net investment income[2]	0.13	0.22	0.24	0.32	0.37	0.33
Net realized and unrealized gain (loss)	(1.08)	(0.59)	0.58	(0.07)	0.09	(0.04)
Total from investment operations	(0.95)	(0.37)	0.82	0.25	0.46	0.29

Less dividends and distributions from:
Net investment income	(0.14)	(0.24)	(0.27)	(0.33)	(0.37)	(0.34)
Net realized gain	—	(0.03)	(0.25)	(0.09)	—	—
Total dividends and distributions	(0.14)	(0.27)	(0.52)	(0.42)	(0.37)	(0.34)

Net asset value, end of period	$9.06	$10.15	$10.79	$10.49	$10.66	$10.57

Total return[3]	(9.44% )	(3.55% )	7.77%	2.25%	4.46%	2.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$309,224	$493,000	$772 [4]	$742 [4]	$586 [4]	$525 [4]
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.54%	0.54%	0.54%
Ratio of expenses to average net assets prior to fees waived[5]	0.78%	0.71%	0.72%	0.73%	0.74%	0.74%
Ratio of net investment income to average net assets	2.76%	2.06%	2.20%	2.93%	3.43%	3.10%
Ratio of net investment income to average net assets prior to fees waived	2.43%	1.80%	1.93%	2.74%	3.23%	2.90%
Portfolio turnover	70%	86%	98%	118%	91%	163%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Core Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.15	$10.79	$10.49	$10.66	$10.57	$10.62

Income (loss) from investment operations:
Net investment income[2]	0.10	0.14	0.16	0.24	0.29	0.25
Net realized and unrealized gain (loss)	(1.08)	(0.59)	0.57	(0.07)	0.09	(0.03)
Total from investment operations	(0.98)	(0.45)	0.73	0.17	0.38	0.22

Less dividends and distributions from:
Net investment income	(0.11)	(0.16)	(0.18)	(0.25)	(0.29)	(0.27)
Net realized gain	—	(0.03)	(0.25)	(0.09)	—	—
Total dividends and distributions	(0.11)	(0.19)	(0.43)	(0.34)	(0.29)	(0.27)

Net asset value, end of period	$9.06	$10.15	$10.79	$10.49	$10.66	$10.57

Total return[3]	(9.74% )	(4.28% )	6.97%	1.48%	3.67%	2.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$840	$863	$1 [4]	$1 [4]	$1 [4]	$2 [4]
Ratio of expenses to average net assets[5]	1.11%	1.21%	1.20%	1.30%	1.30%	1.29%
Ratio of expenses to average net assets prior to fees waived[5]	1.36%	1.34%	1.30%	1.32%	1.33%	1.32%
Ratio of net investment income to average net assets	2.13%	1.30%	1.46%	2.18%	2.67%	2.31%
Ratio of net investment income to average net assets prior to fees waived	1.88%	1.17%	1.36%	2.16%	2.64%	2.28%
Portfolio turnover	70%	86%	98%	118%	91%	163%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Core Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.15	$10.79	$10.49	$10.66	$10.57	$10.62

Income (loss) from investment operations:
Net investment income[2]	0.13	0.22	0.24	0.32	0.37	0.33
Net realized and unrealized gain (loss)	(1.09)	(0.59)	0.58	(0.07)	0.09	(0.04)
Total from investment operations	(0.96)	(0.37)	0.82	0.25	0.46	0.29

Less dividends and distributions from:
Net investment income	(0.14)	(0.24)	(0.27)	(0.33)	(0.37)	(0.34)
Net realized gain	—	(0.03)	(0.25)	(0.09)	—	—
Total dividends and distributions	(0.14)	(0.27)	(0.52)	(0.42)	(0.37)	(0.34)

Net asset value, end of period	$9.05	$10.15	$10.79	$10.49	$10.66	$10.57

Total return[3]	(9.53% )	(3.55% )	7.77%	2.25%	4.46%	2.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,811	$147,696	$184 [4]	$133 [4]	$110 [4]	$195 [4]
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.54%	0.54%	0.54%
Ratio of expenses to average net assets prior to fees waived[5]	0.62%	0.58%	0.57%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	2.72%	2.06%	2.20%	2.94%	3.41%	3.10%
Ratio of net investment income to average net assets prior to fees waived	2.55%	1.93%	2.08%	2.90%	3.37%	3.06%
Portfolio turnover	70%	86%	98%	118%	91%	163%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Core Bond Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.15	$10.79	$10.49	$10.66	$10.57	$10.62

Income (loss) from investment operations:
Net investment income[2]	0.12	0.18	0.20	0.27	0.33	0.29
Net realized and unrealized gain (loss)	(1.09)	(0.59)	0.57	(0.07)	0.09	(0.04)
Total from investment operations	(0.97)	(0.41)	0.77	0.20	0.42	0.25

Less dividends and distributions from:
Net investment income	(0.12)	(0.20)	(0.22)	(0.28)	(0.33)	(0.30)
Net realized gain	—	(0.03)	(0.25)	(0.09)	—	—
Total dividends and distributions	(0.12)	(0.23)	(0.47)	(0.37)	(0.33)	(0.30)

Net asset value, end of period	$9.06	$10.15	$10.79	$10.49	$10.66	$10.57

Total return[3]	(9.60% )	(3.94% )	7.33%	1.82%	4.04%	2.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,265	$6,186	$7 [4]	$10 [4]	$5 [4]	$5 [4]
Ratio of expenses to average net assets[5]	0.82%	0.86%	0.87%	0.96%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.04%	0.99%	0.97%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets	2.40%	1.65%	1.78%	2.48%	3.03%	2.69%
Ratio of net investment income to average net assets prior to fees waived	2.18%	1.52%	1.68%	2.46%	3.00%	2.66%
Portfolio turnover	70%	86%	98%	118%	91%	163%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Core Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$18.10	$18.01	$11.73	$13.47	$14.78	$13.55

Income (loss) from investment operations:
Net investment income[2]	0.02	0.04	0.06	0.06	0.09	0.05
Net realized and unrealized gain (loss)	(3.38)	2.56	6.65	(0.29)	0.60	2.11
Total from investment operations	(3.36)	2.60	6.71	(0.23)	0.69	2.16

Less dividends and distributions from:
Net investment income	—	(0.09)	(0.04)	(0.09)	(0.09)	(0.03)
Net realized gain	—	(2.42)	(0.39)	(1.42)	(1.91)	(0.90)
Total dividends and distributions	—	(2.51)	(0.43)	(1.51)	(2.00)	(0.93)

Net asset value, end of period	$14.74	$18.10	$18.01	$11.73	$13.47	$14.78

Total return[3]	(18.56% )	13.88%	57.58%	(3.57% )	5.56%	16.31% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,566,811	$3,424,139	$3,411 [5]	$2,409 [5]	$2,895 [5]	$3,149 [5]
Ratio of expenses to average net assets[6]	1.01%	0.97%	1.00%	1.03%	1.02%	1.04%
Ratio of expenses to average net assets prior to fees waived[6]	1.01%	0.97%	1.00%	1.03%	1.02%	1.04%
Ratio of net investment income to average net assets	0.25%	0.19%	0.36%	0.42%	0.64%	0.33%
Ratio of net investment income to average net assets prior to fees waived	0.25%	0.19%	0.36%	0.42%	0.64%	0.33%
Portfolio turnover	16%	36%	49%	66%	97%	51%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Core Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20	3/31/19		3/31/18
Net asset value, beginning of period	$14.27		$14.65	$9.63		$11.31	$12.69		$11.81

Income (loss) from investment operations:
Net investment loss[2]	(0.04)		(0.11)	(0.06)		(0.05)	(0.03)		(0.06)
Net realized and unrealized gain (loss)	(2.66)		2.10	5.45		(0.22)	0.51		1.83
Total from investment operations	(2.70)		1.99	5.39		(0.27)	0.48		1.77

Less dividends and distributions from:
Net investment income	—		(0.01)	—		(0.01)	—		—
Net realized gain	—		(2.36)	(0.37)		(1.40)	(1.86)		(0.89)
Total dividends and distributions	—		(2.37)	(0.37)		(1.41)	(1.86)		(0.89)

Net asset value, end of period	$11.57		$14.27	$14.65		$9.63	$11.31		$12.69

Total return[3]	(18.92%	)[4]	12.85%	56.31%		(4.44% )	4.74%		15.39%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,936		$27,556	$33	[5]	$37 [5]	$52	[5]	$70	[5]
Ratio of expenses to average net assets[6]	1.91%		1.85%	1.88%		1.89%	1.85%		1.89%
Ratio of expenses to average net assets prior to fees waived[6]	1.99%		1.85%	1.88%		1.89%	1.85%		1.89%
Ratio of net investment loss to average net assets	(0.66%	)	(0.70% )	(0.51%	)	(0.44% )	(0.20%	)	(0.50%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.74%	)	(0.70% )	(0.51%	)	(0.44% )	(0.20%	)	(0.50%	)
Portfolio turnover	16%		36%	49%		66%	97%		51%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Core Equity Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$21.24		$20.77	$13.47	$15.27	$16.48	$15.01

Income (loss) from investment operations:
Net investment income[2]	0.04		0.08	0.10	0.10	0.14	0.09
Net realized and unrealized gain (loss)	(3.96)		2.93	7.66	(0.37)	0.69	2.35
Total from investment operations	(3.92)		3.01	7.76	(0.27)	0.83	2.44

Less dividends and distributions from:
Net investment income	—		(0.12)	(0.07)	(0.11)	(0.13)	(0.07)
Net realized gain	—		(2.42)	(0.39)	(1.42)	(1.91)	(0.90)
Total dividends and distributions	—		(2.54)	(0.46)	(1.53)	(2.04)	(0.97)

Net asset value, end of period	$17.32		$21.24	$20.77	$13.47	$15.27	$16.48

Total return[3]	(18.46%	)[4]	14.00%	57.92%	(3.38% )	5.84%	16.60% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$732,121		$1,070,912	$1,101 [5]	$861 [5]	$1,089 [5]	$1,216 [5]
Ratio of expenses to average net assets[6]	0.80%		0.79%	0.81%	0.83%	0.81%	0.82%
Ratio of expenses to average net assets prior to fees waived[6]	0.82%		0.79%	0.81%	0.83%	0.81%	0.84%
Ratio of net investment income to average net assets	0.45%		0.37%	0.55%	0.63%	0.85%	0.56%
Ratio of net investment income to average net assets prior to fees waived	0.43%		0.37%	0.55%	0.63%	0.85%	0.54%
Portfolio turnover	16%		36%	49%	66%	97%	51%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Core Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$17.88		$17.82	$11.62		$13.36	$14.67	$13.47

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)		(0.04)	(0.01)		0.01	0.03	(0.01)
Net realized and unrealized gain (loss)	(3.34)		2.53	6.59		(0.30)	0.60	2.11
Total from investment operations	(3.35)		2.49	6.58		(0.29)	0.63	2.10

Less dividends and distributions from:
Net investment income	—		(0.04)	—		(0.03)	(0.03)	—
Net realized gain	—		(2.39)	(0.38)		(1.42)	(1.91)	(0.90)
Total dividends and distributions	—		(2.43)	(0.38)		(1.45)	(1.94)	(0.90)

Net asset value, end of period	$14.53		$17.88	$17.82		$11.62	$13.36	$14.67

Total return[3]	(18.74%	)[4]	13.42%	56.93%		(3.93% )	5.16%	15.91%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$229		$212	$1	[5]	$— [5,6]	$1 [5]	$2	[5]
Ratio of expenses to average net assets[7]	1.35%		1.39%	1.40%		1.42%	1.40%	1.46%
Ratio of expenses to average net assets prior to fees waived[7]	1.42%		1.39%	1.40%		1.42%	1.40%	1.46%
Ratio of net investment income (loss) to average net assets	(0.09%	)	(0.22% )	(0.04%	)	0.04%	0.22%	(0.08%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.16%	)	(0.22% )	(0.04%	)	0.04%	0.22%	(0.08%	)
Portfolio turnover	16%		36%	49%		66%	97%	51%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Core Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$21.31	$20.82	$13.50	$15.30	$16.51	$15.03

Income (loss) from investment operations:
Net investment income[2]	0.06	0.12	0.12	0.13	0.16	0.10
Net realized and unrealized gain (loss)	(3.99)	2.94	7.68	(0.37)	0.69	2.36
Total from investment operations	(3.93)	3.06	7.80	(0.24)	0.85	2.46

Less dividends and distributions from:
Net investment income	—	(0.15)	(0.09)	(0.14)	(0.15)	(0.08)
Net realized gain	—	(2.42)	(0.39)	(1.42)	(1.91)	(0.90)
Total dividends and distributions	—	(2.57)	(0.48)	(1.56)	(2.06)	(0.98)

Net asset value, end of period	$17.38	$21.31	$20.82	$13.50	$15.30	$16.51

Total return[3]	(18.44% )	14.23%	58.14%	(3.23% )	6.01%	16.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,001	$91,633	$90 [4]	$31 [4]	$45 [4]	$71 [4]
Ratio of expenses to average net assets[5]	0.67%	0.64%	0.66%	0.67%	0.65%	0.73%
Ratio of net investment income to average net assets	0.59%	0.52%	0.68%	0.78%	0.97%	0.64%
Portfolio turnover	16%	36%	49%	66%	97%	51%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Core Equity Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$20.38	$20.01	$13.00	$14.78	$16.02	$14.61

Income (loss) from investment operations:
Net investment income[2]	0.03	0.07	0.09	0.09	0.13	0.09
Net realized and unrealized gain (loss)	(3.80)	2.83	7.37	(0.34)	0.67	2.28
Total from investment operations	(3.77)	2.90	7.46	(0.25)	0.80	2.37

Less dividends and distributions from:
Net investment income	—	(0.11)	(0.06)	(0.11)	(0.13)	(0.06)
Net realized gain	—	(2.42)	(0.39)	(1.42)	(1.91)	(0.90)
Total dividends and distributions	—	(2.53)	(0.45)	(1.53)	(2.04)	(0.96)

Net asset value, end of period	$16.61	$20.38	$20.01	$13.00	$14.78	$16.02

Total return[3]	(18.50% )	13.99%	57.75%	(3.37% )	5.81%	16.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,828	$29,855	$26 [4]	$23 [4]	$45 [4]	$50 [4]
Ratio of expenses to average net assets[5]	0.89%	0.84%	0.85%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets prior to fees waived[5]	1.06%	1.04%	1.05%	1.08%	1.05%	1.10%
Ratio of net investment income to average net assets	0.37%	0.32%	0.50%	0.60%	0.80%	0.55%
Ratio of net investment income to average net assets prior to fees waived	0.20%	0.12%	0.30%	0.36%	0.59%	0.29%
Portfolio turnover	16%	36%	49%	66%	97%	51%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Global Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.57	$10.26	$9.26	$9.71	$9.68	$9.68

Income (loss) from investment operations:
Net investment income[2]	0.10	0.25	0.32	0.34	0.32	0.32
Net realized and unrealized gain (loss)	(0.81)	(0.69)	0.95	(0.59)	0.01	(0.11)
Total from investment operations	(0.71)	(0.44)	1.27	(0.25)	0.33	0.21

Less dividends and distributions from:
Net investment income	(0.09)	(0.25)	(0.27)	(0.20)	(0.28)	(0.21)
Net realized gain	—	—	—	—	(0.02)	—
Total dividends and distributions	(0.09)	(0.25)	(0.27)	(0.20)	(0.30)	(0.21)

Net asset value, end of period	$8.77	$9.57	$10.26	$9.26	$9.71	$9.68

Total return[3]	(7.55% )	(4.39% )	13.77%	(2.69% )	3.47%	2.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,801	$150,133	$178 [4]	$170 [4]	$211 [4]	$265 [4]
Ratio of expenses to average net assets[5]	0.96%	0.96%	0.96%	0.99%	0.99%	1.01% [6]
Ratio of expenses to average net assets prior to fees waived[5]	1.25%	1.19%	1.20%	1.22%	1.23%	1.26%
Ratio of net investment income to average net assets	2.19%	2.46%	3.18%	3.43%	3.32%	3.22%
Ratio of net investment income to average net assets prior to fees waived	1.90%	2.23%	2.94%	3.20%	3.08%	2.97%
Portfolio turnover	56%	50%	43%	38%	35%	56%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio based on the period excluding reorganization expenses was 0.99%.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.57	$10.25	$9.26	$9.71	$9.68	$9.68

Income (loss) from investment operations:
Net investment income[2]	0.07	0.17	0.25	0.26	0.25	0.23
Net realized and unrealized gain (loss)	(0.82)	(0.68)	0.94	(0.59)	0.01	(0.09)
Total from investment operations	(0.75)	(0.51)	1.19	(0.33)	0.26	0.14

Less dividends and distributions from:
Net investment income	(0.06)	(0.17)	(0.20)	(0.12)	(0.21)	(0.14)
Net realized gain	—	—	—	—	(0.02)	—
Total dividends and distributions	(0.06)	(0.17)	(0.20)	(0.12)	(0.23)	(0.14)

Net asset value, end of period	$8.76	$9.57	$10.25	$9.26	$9.71	$9.68

Total return[3]	(7.88% )	(5.04% )	12.81%	(3.42% )	2.71%	1.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,706	$3,499	$4 [4]	$6 [4]	$9 [4]	$13 [4]
Ratio of expenses to average net assets[5]	1.72%	1.72%	1.72%	1.74%	1.73%	1.76% [6]
Ratio of expenses to average net assets prior to fees waived[5]	2.09%	1.97%	1.96%	1.98%	1.93%	1.96%
Ratio of net investment income to average net assets	1.44%	1.69%	2.45%	2.68%	2.58%	2.40%
Ratio of net investment income to average net assets prior to fees waived	1.07%	1.44%	2.21%	2.44%	2.38%	2.20%
Portfolio turnover	56%	50%	43%	38%	35%	56%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio based on the period excluding reorganization expenses was 1.74%.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Global Bond Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.57	$10.25	$9.26	$9.71	$9.68	$9.68

Income (loss) from investment operations:
Net investment income[2]	0.11	0.27	0.35	0.36	0.34	0.34
Net realized and unrealized gain (loss)	(0.82)	(0.68)	0.93	(0.59)	0.01	(0.11)
Total from investment operations	(0.71)	(0.41)	1.28	(0.23)	0.35	0.23

Less dividends and distributions from:
Net investment income	(0.10)	(0.27)	(0.29)	(0.22)	(0.30)	(0.23)
Net realized gain	—	—	—	—	(0.02)	—
Total dividends and distributions	(0.10)	(0.27)	(0.29)	(0.22)	(0.32)	(0.23)

Net asset value, end of period	$8.76	$9.57	$10.25	$9.26	$9.71	$9.68

Total return[3]	(7.46% )	(4.08% )	13.90%	(2.45% )	3.73%	2.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$162,925	$198,358	$241 [4]	$204 [4]	$240 [4]	$262 [4]
Ratio of expenses to average net assets[5]	0.73%	0.74%	0.74%	0.74%	0.74%	0.76% [6]
Ratio of expenses to average net assets prior to fees waived[5]	0.89%	0.86%	0.89%	0.89%	0.88%	0.94%
Ratio of net investment income to average net assets	2.43%	2.67%	3.39%	3.67%	3.58%	3.44%
Ratio of net investment income to average net assets prior to fees waived	2.27%	2.55%	3.24%	3.52%	3.44%	3.26%
Portfolio turnover	56%	50%	43%	38%	35%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio based on the period excluding reorganization expenses was 0.74%.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.55		$10.23	$9.24	$9.69	$9.67	$9.66

Income (loss) from investment operations:
Net investment income[2]	0.08		0.20	0.28	0.29	0.27	0.26
Net realized and unrealized gain (loss)	(0.81)		(0.68)	0.93	(0.59)	0.01	(0.09)
Total from investment operations	(0.73)		(0.48)	1.21	(0.30)	0.28	0.17

Less dividends and distributions from:
Net investment income	(0.07)		(0.20)	(0.22)	(0.15)	(0.24)	(0.16)
Net realized gain	—		—	—	—	(0.02)	—
Total dividends and distributions	(0.07)		(0.20)	(0.22)	(0.15)	(0.26)	(0.16)

Net asset value, end of period	$8.75		$9.55	$10.23	$9.24	$9.69	$9.67

Total return[3]	(7.75%	)[4]	(4.77% )	13.13%	(3.16% )	2.89%	1.76% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$273		$260	$— [5,6]	$1 [5]	$1 [5]	$1 [5]
Ratio of expenses to average net assets[7]	1.38%		1.45%	1.46%	1.47%	1.45%	1.49%
Ratio of expenses to average net assets prior to fees waived[7]	1.47%		1.45%	1.46%	1.47%	1.45%	1.51%
Ratio of net investment income to average net assets	1.79%		1.96%	2.77%	2.95%	2.86%	2.66%
Ratio of net investment income to average net assets prior to fees waived	1.70%		1.96%	2.77%	2.95%	2.86%	2.64%
Portfolio turnover	56%		50%	43%	38%	35%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Global Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.57	$10.26	$9.26	$9.71	$9.69	$9.68

Income (loss) from investment operations:
Net investment income[2]	0.11	0.27	0.34	0.36	0.34	0.33
Net realized and unrealized gain (loss)	(0.81)	(0.68)	0.95	(0.58)	0.01	(0.09)
Total from investment operations	(0.70)	(0.41)	1.29	(0.22)	0.35	0.24

Less dividends and distributions from:
Net investment income	(0.10)	(0.28)	(0.29)	(0.23)	(0.31)	(0.23)
Net realized gain	—	—	—	—	(0.02)	—
Total dividends and distributions	(0.10)	(0.28)	(0.29)	(0.23)	(0.33)	(0.23)

Net asset value, end of period	$8.77	$9.57	$10.26	$9.26	$9.71	$9.69

Total return[3]	(7.44% )	(4.14% )	14.02%	(2.42% )	3.75%	2.43% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$132,330	$143,870	$62 [5]	$23 [5]	$31 [5]	$18 [5]
Ratio of expenses to average net assets[6]	0.72%	0.70%	0.72%	0.73%	0.71%	0.74%
Ratio of expenses to average net assets prior to fees waived[6]	0.72%	0.70%	0.72%	0.73%	0.71%	0.76%
Ratio of net investment income to average net assets	2.44%	2.65%	3.32%	3.69%	3.61%	3.37%
Ratio of net investment income to average net assets prior to fees waived	2.44%	2.65%	3.32%	3.69%	3.61%	3.35%
Portfolio turnover	56%	50%	43%	38%	35%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Bond Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.58	$10.26	$9.26	$9.71	$9.69	$9.68

Income (loss) from investment operations:
Net investment income[2]	0.10	0.25	0.32	0.34	0.32	0.31
Net realized and unrealized gain (loss)	(0.82)	(0.68)	0.95	(0.59)	—	(0.09)
Total from investment operations	(0.72)	(0.43)	1.27	(0.25)	0.32	0.22

Less dividends and distributions from:
Net investment income	(0.09)	(0.25)	(0.27)	(0.20)	(0.28)	(0.21)
Net realized gain	—	—	—	—	(0.02)	—
Total dividends and distributions	(0.09)	(0.25)	(0.27)	(0.20)	(0.30)	(0.21)

Net asset value, end of period	$8.77	$9.58	$10.26	$9.26	$9.71	$9.69

Total return[3]	(7.53% )	(4.29% )	13.76%	(2.69% )	3.36%	2.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$871	$881	$1 [4]	$1 [4]	$1 [4]	$3 [4]
Ratio of expenses to average net assets[5]	0.96%	0.96%	0.96%	0.99%	0.99%	1.02%
Ratio of expenses to average net assets prior to fees waived[5]	1.12%	1.11%	1.12%	1.23%	1.11%	1.16%
Ratio of net investment income to average net assets	2.20%	2.42%	3.18%	3.46%	3.29%	3.13%
Ratio of net investment income to average net assets prior to fees waived	2.04%	2.27%	3.02%	3.22%	3.17%	2.99%
Portfolio turnover	56%	50%	43%	38%	35%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Global Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$54.30		$56.56	$37.75		$43.12	$46.78	$42.67

Income (loss) from investment operations:
Net investment income (loss)[2]	0.23		0.08	(0.04)		0.05	0.09	0.25
Net realized and unrealized gain (loss)	(11.38)		1.81	21.67		(4.97)	1.02	7.26
Total from investment operations	(11.15)		1.89	21.63		(4.92)	1.11	7.51

Less dividends and distributions from:
Net investment income	—		(0.19)	—		(0.09)	(0.08)	(0.06)
Net realized gain	—		(3.96)	(2.82)		(0.36)	(4.69)	(3.34)
Total dividends and distributions	—		(4.15)	(2.82)		(0.45)	(4.77)	(3.40)

Net asset value, end of period	$43.15		$54.30	$56.56		$37.75	$43.12	$46.78

Total return[3]	(20.54%	)[4]	2.84%	57.85%		(11.62% )	3.12%	17.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$347,786		$481,991	$531	[5]	$369 [5]	$477 [5]	$510 [5]
Ratio of expenses to average net assets[6]	1.33%		1.27%	1.34%		1.36%	1.37%	1.38%
Ratio of expenses to average net assets prior to fees waived[6]	1.38%		1.27%	1.34%		1.36%	1.37%	1.38%
Ratio of net investment income (loss) to average net assets	0.93%		0.14%	(0.08%	)	0.11%	0.19%	0.53%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.88%		0.14%	(0.08%	)	0.11%	0.19%	0.53%
Portfolio turnover	25%		45%	32%		26%	54%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20	3/31/19		3/31/18
Net asset value, beginning of period	$43.16		$45.65	$31.11		$35.84	$39.93		$36.98

Income (loss) from investment operations:
Net investment loss[2]	(0.01)		(0.40)	(0.41)		(0.28)	(0.23)		(0.26)
Net realized and unrealized gain (loss)	(9.03)		1.51	17.77		(4.09)	0.83		6.42
Total from investment operations	(9.04)		1.11	17.36		(4.37)	0.60		6.16

Less dividends and distributions from:
Net realized gain	—		(3.60)	(2.82)		(0.36)	(4.69)		(3.21)
Total dividends and distributions	—		(3.60)	(2.82)		(0.36)	(4.69)		(3.21)

Net asset value, end of period	$34.12		$43.16	$45.65		$31.11	$35.84		$39.93

Total return[3]	(20.94%	)[4]	1.88%	56.45%		(12.42% )	2.33%		16.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,330		$3,530	$5	[5]	$5 [5]	$9	[5]	$11	[5]
Ratio of expenses to average net assets[6]	2.33%		2.22%	2.25%		2.24%	2.15%		2.18%
Ratio of expenses to average net assets prior to fees waived[6]	2.51%		2.22%	2.25%		2.24%	2.15%		2.18%
Ratio of net investment loss to average net assets	(0.08%	)	(0.84% )	(1.00%	)	(0.76% )	(0.60%	)	(0.65%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.26%	)	(0.84% )	(1.00%	)	(0.76% )	(0.60%	)	(0.65%	)
Portfolio turnover	25%		45%	32%		26%	54%		46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Global Growth Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$55.82		$58.10	$38.63	$44.10		$47.72	$43.44

Income (loss) from investment operations:
Net investment income[2]	0.32		0.20	0.10	0.18		0.24	0.25
Net realized and unrealized gain (loss)	(11.73)		1.89	22.20	(5.07)		1.05	7.53
Total from investment operations	(11.41)		2.09	22.30	(4.89)		1.29	7.78

Less dividends and distributions from:
Net investment income	—		(0.41)	(0.01)	(0.22)		(0.22)	(0.16)
Net realized gain	—		(3.96)	(2.82)	(0.36)		(4.69)	(3.34)
Total dividends and distributions	—		(4.37)	(2.83)	(0.58)		(4.91)	(3.50)

Net asset value, end of period	$44.41		$55.82	$58.10	$38.63		$44.10	$47.72

Total return[3]	(20.43%	)[4]	3.09% [4]	58.28% [4]	(11.35%	)[4]	3.43% [4]	18.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$223,459		$379,099	$494 [5]	$346	[5]	$436 [5]	$437 [5]
Ratio of expenses to average net assets[6]	1.03%		1.06%	1.06%	1.06%		1.06%	1.13% [7]
Ratio of expenses to average net assets prior to fees waived[6]	1.13%		1.07%	1.09%	1.10%		1.08%	1.13%
Ratio of net investment income to average net assets	1.25%		0.33%	0.19%	0.40%		0.50%	0.54%
Ratio of net investment income to average net assets prior to fees waived	1.15%		0.32%	0.16%	0.36%		0.48%	0.54%
Portfolio turnover	25%		45%	32%	26%		54%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio based on the period excluding reorganization expenses was 1.11%.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20	3/31/19		3/31/18
Net asset value, beginning of period	$53.50		$55.69	$37.32		$42.69	$46.41		$42.41

Income (loss) from investment operations:
Net investment income (loss)[2]	0.15		(0.15)	(0.21)		(0.08)	(0.05)		(0.07)
Net realized and unrealized gain (loss)	(11.21)		1.78	21.40		(4.93)	1.02		7.39
Total from investment operations	(11.06)		1.63	21.19		(5.01)	0.97		7.32

Less dividends and distributions from:
Net investment income	—		(0.01)	—		—	—		—
Net realized gain	—		(3.81)	(2.82)		(0.36)	(4.69)		(3.32)
Total dividends and distributions	—		(3.82)	(2.82)		(0.36)	(4.69)		(3.32)

Net asset value, end of period	$42.44		$53.50	$55.69		$37.32	$42.69		$46.41

Total return[3]	(20.67%	)[4]	2.46%	57.33%		(11.92% )	2.82%		17.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$650		$835	$1	[5]	$1 [5]	$1	[5]	$2	[5]
Ratio of expenses to average net assets[6]	1.63%		1.66%	1.68%		1.68%	1.67%		1.69%
Ratio of expenses to average net assets prior to fees waived[6]	1.71%		1.66%	1.68%		1.68%	1.67%		1.69%
Ratio of net investment income (loss) to average net assets	0.62%		(0.25% )	(0.42%	)	(0.18% )	(0.10%	)	(0.15%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.54%		(0.25% )	(0.42%	)	(0.18% )	(0.10%	)	(0.15%	)
Portfolio turnover	25%		45%	32%		26%	54%		46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Global Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$56.21		$58.51	$38.85	$44.35	$47.99	$43.64

Income (loss) from investment operations:
Net investment income[2]	0.30		0.23	0.16	0.24	0.30	0.20
Net realized and unrealized gain (loss)	(11.77)		1.96	22.35	(5.10)	1.04	7.71
Total from investment operations	(11.47)		2.19	22.51	(4.86)	1.34	7.91

Less dividends and distributions from:
Net investment income	—		(0.53)	(0.03)	(0.28)	(0.29)	(0.22)
Net realized gain	—		(3.96)	(2.82)	(0.36)	(4.69)	(3.34)
Total dividends and distributions	—		(4.49)	(2.85)	(0.64)	(4.98)	(3.56)

Net asset value, end of period	$44.74		$56.21	$58.51	$38.85	$44.35	$47.99

Total return[3]	(20.39%	)[4]	3.22%	58.50%	(11.26% )	3.59%	18.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,156		$2,633	$19 [5]	$16 [5]	$19 [5]	$24 [5]
Ratio of expenses to average net assets[6]	0.97%		0.91%	0.94%	0.94%	0.92%	0.95%
Ratio of expenses to average net assets prior to fees waived[6]	0.98%		0.91%	0.94%	0.94%	0.92%	0.95%
Ratio of net investment income to average net assets	1.19%		0.37%	0.31%	0.53%	0.64%	0.42%
Ratio of net investment income to average net assets prior to fees waived	1.18%		0.37%	0.31%	0.53%	0.64%	0.42%
Portfolio turnover	25%		45%	32%	26%	54%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Global Growth Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$54.63		$56.88	$37.95		$43.35		$47.00	$42.86

Income (loss) from investment operations:
Net investment income (loss)[2]	0.23		0.07	(0.05)		0.08		0.09	0.12
Net realized and unrealized gain (loss)	(11.46)		1.83	21.80		(5.03)		1.04	7.44
Total from investment operations	(11.23)		1.90	21.75		(4.95)		1.13	7.56

Less dividends and distributions from:
Net investment income	—		(0.19)	—		(0.09)		(0.09)	(0.08)
Net realized gain	—		(3.96)	(2.82)		(0.36)		(4.69)	(3.34)
Total dividends and distributions	—		(4.15)	(2.82)		(0.45)		(4.78)	(3.42)

Net asset value, end of period	$43.40		$54.63	$56.88		$37.95		$43.35	$47.00

Total return[3]	(20.56%	)[4]	2.85% [4]	57.86%	[4]	(11.63%	)[4]	3.17%	17.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,516		$1,962	$3	[5]	$2	[5]	$5 [5]	$10 [5]
Ratio of expenses to average net assets[6]	1.33%		1.28%	1.34%		1.36%		1.33%	1.36%
Ratio of expenses to average net assets prior to fees waived[6]	1.39%		1.32%	1.36%		1.38%		1.33%	1.36%
Ratio of net investment income (loss) to average net assets	0.92%		0.11%	(0.09%	)	0.19%		0.20%	0.25%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.86%		0.07%	(0.11%	)	0.17%		0.20%	0.25%
Portfolio turnover	25%		45%	32%		26%		54%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy High Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$6.73		$7.10	$5.91	$7.20	$7.49	$7.60

Income (loss) from investment operations:
Net investment income[2]	0.21		0.46	0.41	0.49	0.50	0.53
Net realized and unrealized gain (loss)	(1.14)		(0.38)	1.21	(1.29)	(0.29)	(0.12)
Total from investment operations	(0.93)		0.08	1.62	(0.80)	0.21	0.41

Less dividends and distributions from:
Net investment income	(0.20)		(0.45)	(0.43)	(0.49)	(0.50)	(0.52)
Total dividends and distributions	(0.20)		(0.45)	(0.43)	(0.49)	(0.50)	(0.52)

Net asset value, end of period	$5.60		$6.73	$7.10	$5.91	$7.20	$7.49

Total return[3]	(13.92%	)[4]	1.09% [5]	28.16%	(12.03% )	2.93%	5.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,213,791		$1,576,813	$1,816 [6]	$1,465 [6]	$1,930 [6]	$2,221 [6]
Ratio of expenses to average net assets[7]	1.01%		0.95%	0.97%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[7]	1.02%		0.95%	0.97%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	6.82%		6.44%	6.16%	6.89%	6.81%	7.02%
Ratio of net investment income to average net assets prior to fees waived	6.81%		6.44%	6.16%	6.89%	6.81%	7.02%
Portfolio turnover	27%		48%	59%	30%	41%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$6.73		$7.10	$5.91		$7.20		$7.49	$7.60

Income (loss) from investment operations:
Net investment income[2]	0.19		0.40	0.36		0.44		0.45	0.45
Net realized and unrealized gain (loss)	(1.14)		(0.37)	1.22		(1.29)		(0.29)	(0.09)
Total from investment operations	(0.95)		0.03	1.58		(0.85)		0.16	0.36

Less dividends and distributions from:
Net investment income	(0.18)		(0.40)	(0.39)		(0.44)		(0.45)	(0.47)
Total dividends and distributions	(0.18)		(0.40)	(0.39)		(0.44)		(0.45)	(0.47)

Net asset value, end of period	$5.60		$6.73	$7.10		$5.91		$7.20	$7.49

Total return[3]	(14.22%	)[4]	0.38% [4,5]	27.28%	[4]	(12.66%	)[4]	2.21%	4.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$156,862		$221,601	$321	[6]	$447	[6]	$683 [6]	$817 [6]
Ratio of expenses to average net assets[7]	1.69%		1.66%	1.66%		1.66%		1.66%	1.66%
Ratio of expenses to average net assets prior to fees waived[7]	1.81%		1.70%	1.70%		1.68%		1.66%	1.66%
Ratio of net investment income to average net assets	6.13%		5.72%	5.50%		6.17%		6.10%	5.94%
Ratio of net investment income to average net assets prior to fees waived	6.01%		5.68%	5.46%		6.15%		6.10%	5.94%
Portfolio turnover	27%		48%	59%		30%		41%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy High Income Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$6.73		$7.10	$5.91	$7.20	$7.49	$7.60

Income (loss) from investment operations:
Net investment income[2]	0.22		0.47	0.43	0.50	0.52	0.53
Net realized and unrealized gain (loss)	(1.14)		(0.37)	1.21	(1.29)	(0.29)	(0.10)
Total from investment operations	(0.92)		0.10	1.64	(0.79)	0.23	0.43

Less dividends and distributions from:
Net investment income	(0.21)		(0.47)	(0.45)	(0.50)	(0.52)	(0.54)
Total dividends and distributions	(0.21)		(0.47)	(0.45)	(0.50)	(0.52)	(0.54)

Net asset value, end of period	$5.60		$6.73	$7.10	$5.91	$7.20	$7.49

Total return[3]	(13.82%	)[4]	1.31% [5]	28.44%	(11.83% )	3.18%	5.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,093,292		$1,454,150	$1,868 [6]	$1,487 [6]	$2,058 [6]	$2,156 [6]
Ratio of expenses to average net assets[7]	0.77%		0.74%	0.75%	0.73%	0.72%	0.72%
Ratio of expenses to average net assets prior to fees waived[7]	0.78%		0.74%	0.75%	0.73%	0.72%	0.72%
Ratio of net investment income to average net assets	7.05%		6.66%	6.38%	7.11%	7.05%	6.99%
Ratio of net investment income to average net assets prior to fees waived	7.04%		6.66%	6.38%	7.11%	7.05%	6.99%
Portfolio turnover	27%		48%	59%	30%	41%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$6.73		$7.10	$5.91	$7.20	$7.49	$7.60

Income (loss) from investment operations:
Net investment income[2]	0.20		0.43	0.39	0.46	0.47	0.48
Net realized and unrealized gain (loss)	(1.14)		(0.37)	1.21	(1.29)	(0.29)	(0.10)
Total from investment operations	(0.94)		0.06	1.60	(0.83)	0.18	0.38

Less dividends and distributions from:
Net investment income	(0.19)		(0.43)	(0.41)	(0.46)	(0.47)	(0.49)
Total dividends and distributions	(0.19)		(0.43)	(0.41)	(0.46)	(0.47)	(0.49)

Net asset value, end of period	$5.60		$6.73	$7.10	$5.91	$7.20	$7.49

Total return[3]	(14.06%	)[4]	0.71% [5]	27.67%	(12.36% )	2.58%	5.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,904		$44,613	$48 [6]	$45 [6]	$62 [6]	$65 [6]
Ratio of expenses to average net assets[7]	1.33%		1.34%	1.35%	1.32%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived[7]	1.37%		1.34%	1.35%	1.32%	1.30%	1.30%
Ratio of net investment income to average net assets	6.49%		6.05%	5.79%	6.52%	6.47%	6.26%
Ratio of net investment income to average net assets prior to fees waived	6.45%		6.05%	5.79%	6.52%	6.47%	6.26%
Portfolio turnover	27%		48%	59%	30%	41%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy High Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$6.73	$7.10	$5.91	$7.20	$7.49	$7.60

Income (loss) from investment operations:
Net investment income[2]	0.22	0.48	0.44	0.51	0.53	0.53
Net realized and unrealized gain (loss)	(1.13)	(0.37)	1.21	(1.29)	(0.29)	(0.09)
Total from investment operations	(0.91)	0.11	1.65	(0.78)	0.24	0.44

Less dividends and distributions from:
Net investment income	(0.22)	(0.48)	(0.46)	(0.51)	(0.53)	(0.55)
Total dividends and distributions	(0.22)	(0.48)	(0.46)	(0.51)	(0.53)	(0.55)

Net asset value, end of period	$5.60	$6.73	$7.10	$5.91	$7.20	$7.49

Total return[3]	(13.75% )	1.45% [4]	28.63%	(11.69% )	3.35%	5.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,448	$64,630	$67 [5]	$64 [5]	$71 [5]	$45 [5]
Ratio of expenses to average net assets[6]	0.63%	0.60%	0.60%	0.58%	0.56%	0.57%
Ratio of net investment income to average net assets	7.20%	6.78%	6.54%	7.27%	7.22%	7.02%
Portfolio turnover	27%	48%	59%	30%	41%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Income Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$6.73	$7.10	$5.91	$7.20	$7.49	$7.60

Income (loss) from investment operations:
Net investment income[2]	0.21	0.45	0.41	0.49	0.50	0.50
Net realized and unrealized gain (loss)	(1.14)	(0.37)	1.21	(1.29)	(0.29)	(0.09)
Total from investment operations	(0.93)	0.08	1.62	(0.80)	0.21	0.41

Less dividends and distributions from:
Net investment income	(0.20)	(0.45)	(0.43)	(0.49)	(0.50)	(0.52)
Total dividends and distributions	(0.20)	(0.45)	(0.43)	(0.49)	(0.50)	(0.52)

Net asset value, end of period	$5.60	$6.73	$7.10	$5.91	$7.20	$7.49

Total return[3]	(13.92% )	1.09% [4]	28.17%	(12.03% )	2.94%	5.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$65,886	$99,847	$138 [5]	$133 [5]	$239 [5]	$329 [5]
Ratio of expenses to average net assets[6]	1.02%	0.96%	0.97%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[6]	1.03%	0.99%	1.00%	0.98%	0.96%	0.96%
Ratio of net investment income to average net assets	6.79%	6.37%	6.17%	6.87%	6.80%	6.63%
Ratio of net investment income to average net assets prior to fees waived	6.78%	6.34%	6.14%	6.84%	6.79%	6.62%
Portfolio turnover	27%	48%	59%	30%	41%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy International Core Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$19.09		$19.82		$13.29		$16.75		$19.98		$17.97

Income (loss) from investment operations:
Net investment income[2]	0.21		0.18		0.23		0.26		0.35		0.25
Net realized and unrealized gain (loss)	(4.45)		(0.41)		6.48		(3.30)		(2.11)		1.96
Total from investment operations	(4.24)		(0.23)		6.71		(3.04)		(1.76)		2.21

Less dividends and distributions from:
Net investment income	—		(0.50)		(0.18)		(0.42)		(0.36)		(0.20)
Net realized gain	—		—		—		—		(1.11)		—
Total dividends and distributions	—		(0.50)		(0.18)		(0.42)		(1.47)		(0.20)

Net asset value, end of period	$14.85		$19.09		$19.82		$13.29		$16.75		$19.98

Total return[3]	(22.21%	)[4]	(1.28%	)[4]	50.62%	[4]	(18.72%	)[4]	(8.57%	)[4]	12.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$234,319		$329,081		$388	[5]	$322	[5]	$568	[5]	$677 [5]
Ratio of expenses to average net assets[6]	1.17%		1.23%		1.23%		1.25%		1.26%		1.25%
Ratio of expenses to average net assets prior to fees waived[6]	1.44%		1.36%		1.35%		1.31%		1.27%		1.25%
Ratio of net investment income to average net assets	2.36%		0.89%		1.33%		1.57%		1.90%		1.27%
Ratio of net investment income to average net assets prior to fees waived	2.09%		0.76%		1.21%		1.51%		1.89%		1.27%
Portfolio turnover	20%		71%		76%		62%		52%		48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Core Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$16.62		$17.33		$11.65		$14.75		$17.77		$16.02

Income (loss) from investment operations:
Net investment income[2]	0.13		0.04		0.09		0.14		0.20		0.11
Net realized and unrealized gain (loss)	(3.87)		(0.36)		5.68		(2.91)		(1.87)		1.74
Total from investment operations	(3.74)		(0.32)		5.77		(2.77)		(1.67)		1.85

Less dividends and distributions from:
Net investment income	—		(0.39)		(0.09)		(0.33)		(0.24)		(0.10)
Net realized gain	—		—		—		—		(1.11)		—
Total dividends and distributions	—		(0.39)		(0.09)		(0.33)		(1.35)		(0.10)

Net asset value, end of period	$12.88		$16.62		$17.33		$11.65		$14.75		$17.77

Total return[3]	(22.50%	)[4]	(1.97%	)[4]	49.63%	[4]	(19.30%	)[4]	(9.14%	)[4]	11.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,665		$45,987		$67	[5]	$77	[5]	$163	[5]	$240 [5]
Ratio of expenses to average net assets[6]	1.88%		1.92%		1.92%		1.93%		1.91%		1.93%
Ratio of expenses to average net assets prior to fees waived[6]	2.20%		2.06%		2.05%		1.99%		1.92%		1.93%
Ratio of net investment income to average net assets	1.69%		0.23%		0.58%		0.94%		1.24%		0.62%
Ratio of net investment income to average net assets prior to fees waived	1.37%		0.09%		0.45%		0.88%		1.23%		0.62%
Portfolio turnover	20%		71%		76%		62%		52%		48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy International Core Equity Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$19.24		$19.98		$13.39		$16.86		$20.10		$18.07

Income (loss) from investment operations:
Net investment income[2]	0.25		0.28		0.29		0.35		0.42		0.31
Net realized and unrealized gain (loss)	(4.49)		(0.42)		6.55		(3.32)		(2.12)		1.98
Total from investment operations	(4.24)		(0.14)		6.84		(2.97)		(1.70)		2.29

Less dividends and distributions from:
Net investment income	—		(0.60)		(0.25)		(0.50)		(0.43)		(0.26)
Net realized gain	—		—		—		—		(1.11)		—
Total dividends and distributions	—		(0.60)		(0.25)		(0.50)		(1.54)		(0.26)

Net asset value, end of period	$15.00		$19.24		$19.98		$13.39		$16.86		$20.10

Total return[3]	(22.04%	)[4]	(0.88%	)[4]	51.27%	[4]	(18.30%	)[4]	(8.20%	)[4]	12.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$648,949		$1,024,716		$1,408	[5]	$1,483	[5]	$3,149	[5]	$4,136 [5]
Ratio of expenses to average net assets[6]	0.79%		0.79%		0.79%		0.79%		0.85%		0.94%
Ratio of expenses to average net assets prior to fees waived[6]	1.08%		1.02%		1.03%		0.98%		0.95%		0.94%
Ratio of net investment income to average net assets	2.79%		1.34%		1.72%		2.08%		2.27%		1.59%
Ratio of net investment income to average net assets prior to fees waived	2.50%		1.11%		1.48%		1.89%		2.17%		1.59%
Portfolio turnover	20%		71%		76%		62%		52%		48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Core Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$19.07		$19.80		$13.29		$16.75		$19.97		$17.96

Income (loss) from investment operations:
Net investment income[2]	0.18		0.12		0.17		0.20		0.29		0.17
Net realized and unrealized gain (loss)	(4.44)		(0.41)		6.48		(3.28)		(2.10)		1.99
Total from investment operations	(4.26)		(0.29)		6.65		(3.08)		(1.81)		2.16

Less dividends and distributions from:
Net investment income	—		(0.44)		(0.14)		(0.38)		(0.30)		(0.15)
Net realized gain	—		—		—		—		(1.11)		—
Total dividends and distributions	—		(0.44)		(0.14)		(0.38)		(1.41)		(0.15)

Net asset value, end of period	$14.81		$19.07		$19.80		$13.29		$16.75		$19.97

Total return[3]	(22.34%	)[4]	(1.57%	)[4]	50.08%	[4]	(18.93%	)[4]	(8.82%	)[4]	12.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,680		$47,807		$55	[5]	$47	[5]	$104	[5]	$117 [5]
Ratio of expenses to average net assets[6]	1.46%		1.53%		1.53%		1.53%		1.53%		1.53%
Ratio of expenses to average net assets prior to fees waived[6]	1.67%		1.63%		1.62%		1.57%		1.54%		1.53%
Ratio of net investment income to average net assets	2.06%		0.58%		1.02%		1.21%		1.60%		0.85%
Ratio of net investment income to average net assets prior to fees waived	1.85%		0.48%		0.93%		1.17%		1.59%		0.85%
Portfolio turnover	20%		71%		76%		62%		52%		48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy International Core Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$19.30		$20.03		$13.43		$16.91		$20.16		$18.13

Income (loss) from investment operations:
Net investment income[2]	0.25		0.29		0.29		0.36		0.43		0.30
Net realized and unrealized gain (loss)	(4.51)		(0.42)		6.56		(3.34)		(2.12)		2.02
Total from investment operations	(4.26)		(0.13)		6.85		(2.98)		(1.69)		2.32

Less dividends and distributions from:
Net investment income	—		(0.60)		(0.25)		(0.50)		(0.45)		(0.29)
Net realized gain	—		—		—		—		(1.11)		—
Total dividends and distributions	—		(0.60)		(0.25)		(0.50)		(1.56)		(0.29)

Net asset value, end of period	$15.04		$19.30		$20.03		$13.43		$16.91		$20.16

Total return[3]	(22.07%	)[4]	(0.83%	)[4]	51.19%	[4]	(18.31%	)[4]	(8.12%	)[4]	12.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$219,194		$347,008		$497	[5]	$620	[5]	$1,437	[5]	$1,597 [5]
Ratio of expenses to average net assets[6]	0.79%		0.79%		0.79%		0.79%		0.79%		0.79%
Ratio of expenses to average net assets prior to fees waived[6]	0.93%		0.88%		0.88%		0.83%		0.80%		0.79%
Ratio of net investment income to average net assets	2.83%		1.37%		1.69%		2.09%		2.35%		1.49%
Ratio of net investment income to average net assets prior to fees waived	2.69%		1.28%		1.60%		2.05%		2.34%		1.49%
Portfolio turnover	20%		71%		76%		62%		52%		48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Core Equity Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$19.24		$19.98		$13.39		$16.87		$20.12	$18.09

Income (loss) from investment operations:
Net investment income[2]	0.21		0.21		0.22		0.27		0.37	0.26
Net realized and unrealized gain (loss)	(4.48)		(0.43)		6.56		(3.32)		(2.14)	1.98
Total from investment operations	(4.27)		(0.22)		6.78		(3.05)		(1.77)	2.24

Less dividends and distributions from:
Net investment income	—		(0.52)		(0.19)		(0.43)		(0.37)	(0.21)
Net realized gain	—		—		—		—		(1.11)	—
Total dividends and distributions	—		(0.52)		(0.19)		(0.43)		(1.48)	(0.21)

Net asset value, end of period	$14.97		$19.24		$19.98		$13.39		$16.87	$20.12

Total return[3]	(22.19%	)[4]	(1.26%	)[4]	50.76%	[4]	(18.65%	)[4]	(8.55% )	12.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,727		$49,433		$91	[5]	$176	[5]	$377 [5]	$487 [5]
Ratio of expenses to average net assets[6]	1.14%		1.18%		1.17%		1.18%		1.19%	1.19%
Ratio of expenses to average net assets prior to fees waived[6]	1.33%		1.28%		1.29%		1.23%		1.19%	1.19%
Ratio of net investment income to average net assets	2.39%		0.99%		1.33%		1.62%		1.99%	1.32%
Ratio of net investment income to average net assets prior to fees waived	2.20%		0.89%		1.21%		1.57%		1.99%	1.32%
Portfolio turnover	20%		71%		76%		62%		52%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy International Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$16.57		$18.54	$11.08		$14.93		$18.08		$17.15

Income (loss) from investment operations:
Net investment income[2]	0.13		0.21	0.16		0.32		0.16		0.08
Net realized and unrealized gain (loss)	(3.96)		(1.76)	7.48		(3.81)		(1.33)		1.00
Total from investment operations	(3.83)		(1.55)	7.64		(3.49)		(1.17)		1.08

Less dividends and distributions from:
Net investment income	—		(0.42)	(0.18)		(0.36)		(0.07)		(0.15)
Net realized gain	—		—	—		—		(1.91)		—
Total dividends and distributions	—		(0.42)	(0.18)		(0.36)		(1.98)		(0.15)

Net asset value, end of period	$12.74		$16.57	$18.54		$11.08		$14.93		$18.08

Total return[3]	(23.11%	)[4]	(8.50% )	69.18%	[4]	(24.08%	)[4]	(6.19%	)[4]	6.30%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,707		$53,118	$66	[5]	$45	[5]	$75	[5]	$96	[5]
Ratio of expenses to average net assets[6]	1.52%		1.45%	1.55%		1.56%		1.55%		1.59%
Ratio of expenses to average net assets prior to fees waived[6]	1.67%		1.45%	1.76%		1.77%		1.75%		1.75%
Ratio of net investment income to average net assets	1.81%		1.13%	1.08%		2.19%		0.99%		0.47%
Ratio of net investment income to average net assets prior to fees waived	1.66%		1.13%	0.87%		1.98%		0.79%		0.31%
Portfolio turnover	14%		119%	20%		26%		85%		33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$15.29		$17.16	$10.28		$13.89		$16.99		$16.12

Income (loss) from investment operations:
Net investment income (loss)[2]	0.08		0.04	0.02		0.22		0.06		(0.03)
Net realized and unrealized gain (loss)	(3.65)		(1.62)	6.95		(3.55)		(1.25)		0.94
Total from investment operations	(3.57)		(1.58)	6.97		(3.33)		(1.19)		0.91

Less dividends and distributions from:
Net investment income	—		(0.29)	(0.09)		(0.28)		—		(0.04)
Net realized gain	—		—	—		—		(1.91)		—
Total dividends and distributions	—		(0.29)	(0.09)		(0.28)		(1.91)		(0.04)

Net asset value, end of period	$11.72		$15.29	$17.16		$10.28		$13.89		$16.99

Total return	(23.35%	)[3]	(9.30% )	67.92%	[3]	(24.55%	)[3]	(6.74%	)[3]	5.65%	[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$384		$650	$1	[5]	$1	[5]	$2	[5]	$3	[5]
Ratio of expenses to average net assets[6]	2.25%		2.28%	2.31%		2.20%		2.13%		2.19%
Ratio of expenses to average net assets prior to fees waived[6]	2.38%		2.28%	2.52%		2.41%		2.33%		2.35%
Ratio of net investment income (loss) to average net assets	1.14%		0.23%	0.18%		1.57%		0.39%		(0.18%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.01%		0.23%	(0.03%	)	1.36%		0.19%		(0.34%	)
Portfolio turnover	14%		119%	20%		26%		85%		33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy International Value Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$17.03		$19.05	$11.37		$15.30		$18.48		$17.53

Income (loss) from investment operations:
Net investment income[2]	0.18		0.30	0.22		0.39		0.24		0.17
Net realized and unrealized gain (loss)	(4.09)		(1.83)	7.70		(3.89)		(1.37)		1.01
Total from investment operations	(3.91)		(1.53)	7.92		(3.50)		(1.13)		1.18

Less dividends and distributions from:
Net investment income	—		(0.49)	(0.24)		(0.43)		(0.14)		(0.23)
Net realized gain	—		—	—		—		(1.91)		—
Total dividends and distributions	—		(0.49)	(0.24)		(0.43)		(2.05)		(0.23)

Net asset value, end of period	$13.12		$17.03	$19.05		$11.37		$15.30		$18.48

Total return[3]	(22.96%	)[4]	(8.21% )	69.97%	[4]	(23.71%	)[4]	(5.79%	)[4]	6.73%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,398		$66,566	$92	[5]	$74	[5]	$95	[5]	$77	[5]
Ratio of expenses to average net assets[6]	1.13%		1.08%	1.12%		1.11%		1.12%		1.16%
Ratio of expenses to average net assets prior to fees waived[6]	1.20%		1.08%	1.33%		1.32%		1.32%		1.32%
Ratio of net investment income to average net assets	2.29%		1.54%	1.48%		2.60%		1.43%		0.91%
Ratio of net investment income to average net assets prior to fees waived	2.22%		1.54%	1.27%		2.39%		1.23%		0.75%
Portfolio turnover	14%		119%	20%		26%		85%		33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$16.52		$18.50	$11.06		$14.90		$18.05		$17.13

Income (loss) from investment operations:
Net investment income[2]	0.11		0.50	0.14		0.30		0.14		0.06
Net realized and unrealized gain (loss)	(3.93)		(2.10)	7.47		(3.79)		(1.33)		0.99
Total from investment operations	(3.82)		(1.60)	7.61		(3.49)		(1.19)		1.05

Less dividends and distributions from:
Net investment income	—		(0.38)	(0.17)		(0.35)		(0.05)		(0.13)
Net realized gain	—		—	—		—		(1.91)		—
Total dividends and distributions	—		(0.38)	(0.17)		(0.35)		(1.96)		(0.13)

Net asset value, end of period	$12.70		$16.52	$18.50		$11.06		$14.90		$18.05

Total return[3]	(23.12%	)[4]	(8.79% )	68.98%	[4]	(24.13%	)[4]	(6.33%	)[4]	6.13%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7		$6	$—	[5,6]	$—	[5,6]	$—	[5,6]	$—	[5,6]
Ratio of expenses to average net assets[7]	1.66%		1.75%	1.69%		1.67%		1.69%		1.72%
Ratio of expenses to average net assets prior to fees waived[7]	1.77%		1.75%	1.90%		1.88%		1.89%		1.88%
Ratio of net investment income to average net assets	1.46%		2.66%	0.98%		2.03%		0.85%		0.32%
Ratio of net investment income to average net assets prior to fees waived	1.35%		2.66%	0.77%		1.82%		0.65%		0.16%
Portfolio turnover	14%		119%	20%		26%		85%		33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy International Value Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$17.08		$19.11	$11.40		$15.34		$18.53		$17.57

Income (loss) from investment operations:
Net investment income[2]	0.19		0.32	0.24		0.43		0.28		0.21
Net realized and unrealized gain (loss)	(4.10)		(1.83)	7.74		(3.91)		(1.39)		1.01
Total from investment operations	(3.91)		(1.51)	7.98		(3.48)		(1.11)		1.22

Less dividends and distributions from:
Net investment income	—		(0.52)	(0.27)		(0.46)		(0.17)		(0.26)
Net realized gain	—		—	—		—		(1.91)		—
Total dividends and distributions	—		(0.52)	(0.27)		(0.46)		(2.08)		(0.26)

Net asset value, end of period	$13.17		$17.08	$19.11		$11.40		$15.34		$18.53

Total return[3]	(22.89%	)[4]	(8.08% )	70.31%	[4]	(23.58%	)[4]	(5.66%	)[4]	6.94%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,367		$66,050	$90	[5]	$84	[5]	$105	[5]	$—	[5,6]
Ratio of expenses to average net assets[7]	0.99%		0.92%	0.94%		0.93%		0.91%		0.99%
Ratio of expenses to average net assets prior to fees waived[7]	1.01%		0.92%	1.15%		1.14%		1.11%		1.15%
Ratio of net investment income to average net assets	2.42%		1.69%	1.62%		2.84%		1.72%		1.18%
Ratio of net investment income to average net assets prior to fees waived	2.40%		1.69%	1.41%		2.63%		1.52%		1.02%
Portfolio turnover	14%		119%	20%		26%		85%		33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Value Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$16.85		$18.85	$11.26		$15.16		$18.33		$17.39

Income (loss) from investment operations:
Net investment income[2]	0.15		0.23	0.20		0.38		0.20		0.12
Net realized and unrealized gain (loss)	(4.03)		(1.79)	7.60		(3.89)		(1.36)		1.01
Total from investment operations	(3.88)		(1.56)	7.80		(3.51)		(1.16)		1.13

Less dividends and distributions from:
Net investment income	—		(0.44)	(0.21)		(0.39)		(0.10)		(0.19)
Net realized gain	—		—	—		—		(1.91)		—
Total dividends and distributions	—		(0.44)	(0.21)		(0.39)		(2.01)		(0.19)

Net asset value, end of period	$12.97		$16.85	$18.85		$11.26		$15.16		$18.33

Total return[3]	(23.03%	)[4]	(8.43% )	69.55%	[4]	(23.93%	)[4]	(6.04%	)[4]	6.48%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$590		$953	$1	[5]	$1	[5]	$2	[5]	$2	[5]
Ratio of expenses to average net assets[6]	1.37%		1.34%	1.36%		1.41%		1.36%		1.39%
Ratio of expenses to average net assets prior to fees waived[6]	1.43%		1.34%	1.57%		1.62%		1.56%		1.55%
Ratio of net investment income to average net assets	1.97%		1.23%	1.32%		2.52%		1.17%		0.66%
Ratio of net investment income to average net assets prior to fees waived	1.91%		1.23%	1.11%		2.31%		0.97%		0.50%
Portfolio turnover	14%		119%	20%		26%		85%		33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$31.11		$29.35	$20.52		$22.73		$22.65		$19.17

Income (loss) from investment operations:
Net investment loss[2]	(0.04)		(0.12)	(0.07)		(0.02)		(0.01)		(0.01)
Net realized and unrealized gain (loss)	(7.27)		5.20	10.80		0.85		2.87		4.46
Total from investment operations	(7.31)		5.08	10.73		0.83		2.86		4.45

Less dividends and distributions from:
Net realized gain	—		(3.32)	(1.90)		(3.04)		(2.78)		(0.97)
Total dividends and distributions	—		(3.32)	(1.90)		(3.04)		(2.78)		(0.97)

Net asset value, end of period	$23.80		$31.11	$29.35		$20.52		$22.73		$22.65

Total return[3]	(23.50%	)[4]	16.52%	52.78%		2.18%		13.65%		23.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,001,112		$2,834,191	$2,740	[5]	$1,936	[5]	$2,113	[5]	$1,778	[5]
Ratio of expenses to average net assets[6]	0.96%		0.94%	0.98%		1.01%		1.04%		1.13%
Ratio of expenses to average net assets prior to fees waived[6]	1.00%		0.94%	0.98%		1.01%		1.04%		1.13%
Ratio of net investment loss to average net assets	(0.28%	)	(0.36% )	(0.24%	)	(0.07%	)	(0.04%	)	(0.05%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.32%	)	(0.28% )	(0.36%	)	(0.24%	)	(0.07%	)	(0.04%	)
Portfolio turnover	4%		12%	23%		33%		37%		37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$22.78		$22.15	$15.94		$18.30		$18.87		$16.22

Income (loss) from investment operations:
Net investment loss[2]	(0.11)		(0.30)	(0.22)		(0.17)		(0.15)		(0.15)
Net realized and unrealized gain (loss)	(5.32)		3.96	8.33		0.75		2.33		3.77
Total from investment operations	(5.43)		3.66	8.11		0.58		2.18		3.62

Less dividends and distributions from:
Net realized gain	—		(3.03)	(1.90)		(2.94)		(2.75)		(0.97)
Total dividends and distributions	—		(3.03)	(1.90)		(2.94)		(2.75)		(0.97)

Net asset value, end of period	$17.35		$22.78	$22.15		$15.94		$18.30		$18.87

Total return[3]	(23.84%	)[4]	15.55%	51.46%		1.38%		12.75%		22.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,331		$63,666	$69	[5]	$69	[5]	$88	[5]	$84	[5]
Ratio of expenses to average net assets[6]	1.81%		1.80%	1.82%		1.83%		1.81%		1.86%
Ratio of expenses to average net assets prior to fees waived[6]	1.91%		1.80%	1.82%		1.83%		1.81%		1.86%
Ratio of net investment loss to average net assets	(1.14%	)	(1.23% )	(1.07%	)	(0.89%	)	(0.81%	)	(0.82%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.24%	)	(1.23% )	(1.07%	)	(0.89%	)	(0.81%	)	(0.82%	)
Portfolio turnover	4%		12%	23%		33%		37%		37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Large Cap Growth Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20	3/31/19		3/31/18
Net asset value, beginning of period	$33.61		$31.48		$21.90		$24.09	$23.80		$20.08

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01		(0.02)		0.03		0.06	0.06		0.04
Net realized and unrealized gain (loss)	(7.87)		5.56		11.52		0.89	3.03		4.69
Total from investment operations	(7.86)		5.54		11.55		0.95	3.09		4.73

Less dividends and distributions from:
Net investment income	—		—		(0.01)		(0.07)	—		(0.04)
Net realized gain	—		(3.41)		(1.96)		(3.07)	(2.80)		(0.97)
Total dividends and distributions	—		(3.41)		(1.97)		(3.14)	(2.80)		(1.01)

Net asset value, end of period	$25.75		$33.61		$31.48		$21.90	$24.09		$23.80

Total return[3]	(23.39%	)[4]	16.87%	[4]	53.25%	[4]	2.51% [4]	13.99%	[4]	23.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,905,251		$2,626,992		$2,527	[5]	$1,819 [5]	$1,970	[5]	$1,580 [5]
Ratio of expenses to average net assets[6]	0.64%		0.64%		0.64%		0.69%	0.73%		0.88%
Ratio of expenses to average net assets prior to fees waived[6]	0.80%		0.77%		0.79%		0.80%	0.82%		0.88%
Ratio of net investment income (loss) to average net assets	0.04%		(0.06%	)	0.09%		0.24%	0.27%		0.18%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.12%	)	(0.19%	)	(0.06%	)	0.13%	0.18%		0.18%
Portfolio turnover	4%		12%		23%		33%	37%		37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Large Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$29.09		$27.57	$19.43		$21.69		$21.79		$18.54

Income (loss) from investment operations:
Net investment loss[2]	(0.08)		(0.24)	(0.16)		(0.10)		(0.09)		(0.09)
Net realized and unrealized gain (loss)	(6.80)		4.89	10.20		0.82		2.74		4.31
Total from investment operations	(6.88)		4.65	10.04		0.72		2.65		4.22

Less dividends and distributions from:
Net realized gain	—		(3.13)	(1.90)		(2.98)		(2.75)		(0.97)
Total dividends and distributions	—		(3.13)	(1.90)		(2.98)		(2.75)		(0.97)

Net asset value, end of period	$22.21		$29.09	$27.57		$19.43		$21.69		$21.79

Total return[3]	(23.65%	)[4]	16.07%	52.17%		1.75%		13.22%		23.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,685		$12,298	$13	[5]	$13	[5]	$18	[5]	$23	[5]
Ratio of expenses to average net assets[6]	1.30%		1.37%	1.38%		1.40%		1.40%		1.46%
Ratio of expenses to average net assets prior to fees waived[6]	1.39%		1.37%	1.38%		1.40%		1.40%		1.46%
Ratio of net investment loss to average net assets	(0.62%	)	(0.79% )	(0.63%	)	(0.46%	)	(0.40%	)	(0.42%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.71%	)	(0.79% )	(0.63%	)	(0.46%	)	(0.40%	)	(0.42%	)
Portfolio turnover	4%		12%	23%		33%		37%		37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Large Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$33.89		$31.71	$22.05	$24.25	$23.91	$20.18

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01		(0.02)	0.03	0.07	0.08	0.07
Net realized and unrealized gain (loss)	(7.94)		5.61	11.61	0.89	3.04	4.72
Total from investment operations	(7.93)		5.59	11.64	0.96	3.12	4.79

Less dividends and distributions from:
Net investment income	—		—	(0.02)	(0.09)	—	(0.09)
Net realized gain	—		(3.41)	(1.96)	(3.07)	(2.78)	(0.97)
Total dividends and distributions	—		(3.41)	(1.98)	(3.16)	(2.78)	(1.06)

Net asset value, end of period	$25.96		$33.89	$31.71	$22.05	$24.25	$23.91

Total return[3]	(23.40%	)[4]	16.90%	53.28%	2.54%	14.06%	24.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$115,767		$166,623	$164 [5]	$107 [5]	$108 [5]	$100 [5]
Ratio of expenses to average net assets[6]	0.64%		0.64%	0.64%	0.66%	0.66%	0.72%
Ratio of expenses to average net assets prior to fees waived[6]	0.66%		0.64%	0.64%	0.66%	0.66%	0.72%
Ratio of net investment income (loss) to average net assets	0.04%		(0.06% )	0.10%	0.28%	0.33%	0.30%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.02%		(0.06% )	0.10%	0.28%	0.33%	0.30%
Portfolio turnover	4%		12%	23%	33%	37%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Large Cap Growth Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$32.29		$30.36	$21.18		$23.37		$23.24		$19.63

Income (loss) from investment operations:
Net investment loss[2]	(0.05)		(0.13)	(0.07)		(0.02)		(0.01)		—	[3]
Net realized and unrealized gain (loss)	(7.55)		5.37	11.15		0.86		2.94		4.58
Total from investment operations	(7.60)		5.24	11.08		0.84		2.93		4.58

Less dividends and distributions from:
Net realized gain	—		(3.31)	(1.90)		(3.03)		(2.80)		(0.97)
Total dividends and distributions	—		(3.31)	(1.90)		(3.03)		(2.80)		(0.97)

Net asset value, end of period	$24.69		$32.29	$30.36		$21.18		$23.37		$23.24

Total return[4]	(23.54%	)	16.51%	52.78%		2.19%		13.61%		23.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,473		$35,926	$31	[5]	$26	[5]	$38	[5]	$37	[5]
Ratio of expenses to average net assets[6]	1.00%		0.95%	0.98%		1.01%		1.05%		1.05%
Ratio of expenses to average net assets prior to fees waived[6]	1.05%		1.02%	1.04%		1.05%		1.06%		1.11%
Ratio of net investment loss to average net assets	(0.32%	)	(0.37% )	(0.24%	)	(0.08%	)	(0.05%	)	(0.01%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.37%	)	(0.44% )	(0.30%	)	(0.12%	)	(0.06%	)	(0.07%	)
Portfolio turnover	4%		12%	23%		33%		37%		37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Limited-Term Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.61		$11.04	$10.87	$10.74	$10.64	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.08		0.11	0.15	0.20	0.21	0.18
Net realized and unrealized gain (loss)	(0.37)		(0.43)	0.17	0.14	0.10	(0.15)
Total from investment operations	(0.29)		(0.32)	0.32	0.34	0.31	0.03

Less dividends and distributions from:
Net investment income	(0.08)		(0.11)	(0.15)	(0.21)	(0.21)	(0.19)
Total dividends and distributions	(0.08)		(0.11)	(0.15)	(0.21)	(0.21)	(0.19)

Net asset value, end of period	$10.24		$10.61	$11.04	$10.87	$10.74	$10.64

Total return[3]	(2.78%	)[4]	(2.95% )	2.99%	3.14%	2.95%	0.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,327		$348,269	$421 [5]	$381 [5]	$382 [5]	$431 [5]
Ratio of expenses to average net assets[6]	0.89%		0.89%	0.89%	0.91%	0.91%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	0.94%		0.89%	0.89%	0.91%	0.91%	0.89%
Ratio of net investment income to average net assets	1.57%		0.98%	1.39%	1.86%	1.90%	1.69%
Ratio of net investment income to average net assets prior to fees waived	1.52%		0.98%	1.39%	1.86%	1.90%	1.69%
Portfolio turnover	63%		88%	55%	61%	83%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Limited-Term Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.61		$11.04	$10.87	$10.74	$10.64	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.04		0.02	0.07	0.12	0.13	0.10
Net realized and unrealized gain (loss)	(0.38)		(0.43)	0.17	0.13	0.10	(0.15)
Total from investment operations	(0.34)		(0.41)	0.24	0.25	0.23	(0.05)

Less dividends and distributions from:
Net investment income	(0.03)		(0.02)	(0.07)	(0.12)	(0.13)	(0.11)
Total dividends and distributions	(0.03)		(0.02)	(0.07)	(0.12)	(0.13)	(0.11)

Net asset value, end of period	$10.24		$10.61	$11.04	$10.87	$10.74	$10.64

Total return[3]	(3.18%	)[4]	(3.70% )	2.23%	2.36%	2.20%	(0.51% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,353		$14,208	$25 [5]	$27 [5]	$45 [5]	$55 [5]
Ratio of expenses to average net assets[6]	1.72%		1.67%	1.65%	1.67%	1.65%	1.66%
Ratio of expenses to average net assets prior to fees waived[6]	1.81%		1.67%	1.65%	1.67%	1.65%	1.66%
Ratio of net investment income to average net assets	0.72%		0.22%	0.65%	1.12%	1.16%	0.92%
Ratio of net investment income to average net assets prior to fees waived	0.63%		0.22%	0.65%	1.12%	1.16%	0.92%
Portfolio turnover	63%		88%	55%	61%	83%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Limited-Term Bond Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.61		$11.04	$10.87	$10.74	$10.64	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.09		0.13	0.18	0.23	0.24	0.21
Net realized and unrealized gain (loss)	(0.37)		(0.43)	0.17	0.13	0.10	(0.16)
Total from investment operations	(0.28)		(0.30)	0.35	0.36	0.34	0.05

Less dividends and distributions from:
Net investment income	(0.09)		(0.13)	(0.18)	(0.23)	(0.24)	(0.21)
Total dividends and distributions	(0.09)		(0.13)	(0.18)	(0.23)	(0.24)	(0.21)

Net asset value, end of period	$10.24		$10.61	$11.04	$10.87	$10.74	$10.64

Total return[3]	(2.67%	)[4]	(2.76% )	3.21%	3.38%	3.19%	0.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$345,405		$434,583	$596 [5]	$570 [5]	$677 [5]	$710 [5]
Ratio of expenses to average net assets[6]	0.66%		0.68%	0.68%	0.69%	0.67%	0.66%
Ratio of expenses to average net assets prior to fees waived[6]	0.72%		0.68%	0.68%	0.69%	0.67%	0.66%
Ratio of net investment income to average net assets	1.79%		1.19%	1.61%	2.10%	2.14%	1.92%
Ratio of net investment income to average net assets prior to fees waived	1.73%		1.19%	1.61%	2.10%	2.14%	1.92%
Portfolio turnover	63%		88%	55%	61%	83%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Limited-Term Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.61		$11.04	$10.87	$10.74	$10.64	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.06		0.06	0.12	0.16	0.17	0.14
Net realized and unrealized gain (loss)	(0.37)		(0.43)	0.16	0.14	0.10	(0.15)
Total from investment operations	(0.31)		(0.37)	0.28	0.30	0.27	(0.01)

Less dividends and distributions from:
Net investment income	(0.06)		(0.06)	(0.11)	(0.17)	(0.17)	(0.15)
Total dividends and distributions	(0.06)		(0.06)	(0.11)	(0.17)	(0.17)	(0.15)

Net asset value, end of period	$10.24		$10.61	$11.04	$10.87	$10.74	$10.64

Total return[3]	(2.94%	)[4]	(3.34% )	2.61%	2.76%	2.60%	(0.12% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$329		$478	$— [5,6]	$1 [5]	$— [5,6]	$1 [5]
Ratio of expenses to average net assets[7]	1.22%		1.29%	1.27%	1.28%	1.26%	1.26%
Ratio of expenses to average net assets prior to fees waived[7]	1.30%		1.29%	1.27%	1.28%	1.26%	1.26%
Ratio of net investment income to average net assets	1.21%		0.59%	1.06%	1.47%	1.54%	1.32%
Ratio of net investment income to average net assets prior to fees waived	1.13%		0.59%	1.06%	1.47%	1.54%	1.32%
Portfolio turnover	63%		88%	55%	61%	83%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Limited-Term Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.61		$11.04	$10.87	$10.74	$10.64	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.09		0.15	0.20	0.24	0.25	0.22
Net realized and unrealized gain (loss)	(0.37)		(0.43)	0.17	0.14	0.10	(0.15)
Total from investment operations	(0.28)		(0.28)	0.37	0.38	0.35	(0.07)

Less dividends and distributions from:
Net investment income	(0.09)		(0.15)	(0.20)	(0.25)	(0.25)	(0.23)
Total dividends and distributions	(0.09)		(0.15)	(0.20)	(0.25)	(0.25)	(0.23)

Net asset value, end of period	$10.24		$10.61	$11.04	$10.87	$10.74	$10.64

Total return[3]	(2.62%	)[4]	(2.60% )	3.37%	3.54%	3.36%	0.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,727		$140,580	$122 [5]	$130 [5]	$169 [5]	$85 [5]
Ratio of expenses to average net assets[6]	0.54%		0.53%	0.53%	0.53%	0.51%	0.50%
Ratio of expenses to average net assets prior to fees waived[6]	0.55%		0.53%	0.53%	0.53%	0.51%	0.50%
Ratio of net investment income to average net assets	1.68%		1.34%	1.77%	2.25%	2.30%	2.08%
Ratio of net investment income to average net assets prior to fees waived	1.67%		1.34%	1.77%	2.25%	2.30%	2.08%
Portfolio turnover	63%		88%	55%	61%	83%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Limited-Term Bond Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended[1] 9/30/22 (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$10.61		$11.04		$10.87		$10.74		$10.64	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.08		0.11		0.16		0.20		0.21	0.18
Net realized and unrealized gain (loss)	(0.38)		(0.43)		0.16		0.14		0.10	(0.15)
Total from investment operations	(0.30)		(0.32)		0.32		0.34		0.31	0.03

Less dividends and distributions from:
Net investment income	(0.07)		(0.11)		(0.15)		(0.21)		(0.21)	(0.19)
Total dividends and distributions	(0.07)		(0.11)		(0.15)		(0.21)		(0.21)	(0.19)

Net asset value, end of period	$10.24		$10.61		$11.04		$10.87		$10.74	$10.64

Total return[3]	(2.79%	)[4]	(2.95%	)[4]	2.99%	[4]	3.14%	[4]	2.95%	0.25% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,967		$2,129		$3	[5]	$6	[5]	$7 [5]	$11 [5]
Ratio of expenses to average net assets[6]	0.91%		0.89%		0.89%		0.91%		0.91%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	0.98%		0.93%		0.93%		0.96%		0.91%	0.91%
Ratio of net investment income to average net assets	1.54%		0.98%		1.45%		1.88%		1.89%	1.69%
Ratio of net investment income to average net assets prior to fees waived	1.47%		0.94%		1.41%		1.83%		1.89%	1.67%
Portfolio turnover	63%		88%		55%		61%		83%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Managed International Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$11.31		$12.52		$7.80		$10.18		$11.87		$10.58

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)		0.26		0.08		0.18		0.14		0.14
Net realized and unrealized gain (loss)	(2.49)		(1.16)		4.73		(1.88)		(1.08)		1.44
Total from investment operations	(2.51)		(0.90)		4.81		(1.70)		(0.94)		1.58

Less dividends and distributions from:
Net investment income	—		(0.28)		(0.09)		(0.20)		(0.16)		(0.15)
Net realized gain	—		(0.03)		—		(0.48)		(0.59)		(0.14)
Total dividends and distributions	—		(0.31)		(0.09)		(0.68)		(0.75)		(0.29)

Net asset value, end of period	$8.80		$11.31		$12.52		$7.80		$10.18		$11.87

Total return[3]	(22.19%	)[4]	(7.34%	)[4]	61.81%	[4]	(18.31%	)[4]	(7.32%	)[4]	14.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,444		$51,379		$64	[5]	$45	[5]	$66	[5]	$84 [5]
Ratio of expenses to average net assets[6]	0.51%		0.46%		0.46%		0.48%		0.49%		0.49%
Ratio of expenses to average net assets prior to fees waived[6]	0.61%		0.59%		0.50%		0.51%		0.51%		0.49%
Ratio of net investment income (loss) to average net assets	(0.31%	)	2.06%		0.80%		1.82%		1.32%		1.17%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.41%	)	1.93%		0.76%		1.79%		1.30%		1.17%
Portfolio turnover	1%		36%		17%		10%		71%		10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Managed International Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$10.99		$12.22		$7.53		$9.92		$11.64		$10.38

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.06)		0.17		—	[3]	0.10		0.06		0.07
Net realized and unrealized gain (loss)	(2.41)		(1.16)		4.73		(1.86)		(1.09)		1.41
Total from investment operations	(2.47)		(0.99)		4.73		(1.76)		(1.03)		1.48

Less dividends and distributions from:
Net investment income	—		(0.21)		(0.04)		(0.15)		(0.10)		(0.08)
Net realized gain	—		(0.03)		—		(0.48)		(0.59)		(0.14)
Total dividends and distributions	—		(0.24)		(0.04)		(0.63)		(0.69)		(0.22)

Net asset value, end of period	$8.52		$10.99		$12.22		$7.53		$9.92		$11.64

Total return[4]	(22.48%	)[5]	(8.22%	)[5]	62.89%[5]		(19.36%	)[5]	(8.32%	)[5]	14.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$538		$876		$1	[6]	$1	[6]	$2	[6]	$3 [6]
Ratio of expenses to average net assets[7]	1.35%		1.25%		1.25%		1.29%		1.29%		1.28%
Ratio of expenses to average net assets prior to fees waived[7]	1.56%		1.48%		1.36%		1.36%		1.31%		1.28%
Ratio of net investment income (loss) to average net assets	(1.15%	)	1.34%		0.01%		0.98%		0.58%		0.57%
Ratio of net investment income (loss) to average net assets prior to fees waived	(1.36%	)	1.11%		(0.10%	)	0.91%		0.56%		0.57%
Portfolio turnover	1%		36%		17%		10%		71%		10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Managed International Opportunities Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.40		$12.61	$7.87	$10.24	$11.93	$10.63

Income (loss) from investment operations:
Net investment income[2]	—	[3]	0.29	0.12	0.22	0.18	0.18
Net realized and unrealized gain (loss)	(2.51)		(1.16)	4.74	(1.88)	(1.09)	1.43
Total from investment operations	(2.51)		(0.87)	4.86	(1.66)	(0.91)	1.61

Less dividends and distributions from:
Net investment income	—		(0.31)	(0.12)	(0.23)	(0.19)	(0.17)
Net realized gain	—		(0.03)	—	(0.48)	(0.59)	(0.14)
Total dividends and distributions	—		(0.34)	(0.12)	(0.71)	(0.78)	(0.31)

Net asset value, end of period	$8.89		$11.40	$12.61	$7.87	$10.24	$11.93

Total return[4]	(22.02%	)	(7.08% )	61.80%	(17.91% )	(7.03% )	15.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,002		$80,847	$112 [5]	$90 [5]	$109 [5]	$142 [5]
Ratio of expenses to average net assets[6]	0.20%		0.16%	0.16%	0.16%	0.16%	0.16%
Ratio of expenses to average net assets prior to fees waived[6]	0.28%		0.20%	0.19%	0.19%	0.19%	0.18%
Ratio of net investment income to average net assets	0.01%		2.23%	1.10%	2.19%	1.59%	1.55%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.07%	)	2.19%	1.07%	2.16%	1.56%	1.53%
Portfolio turnover	1%		36%	17%	10%	71%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Managed International Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20	3/31/19		3/31/18
Net asset value, beginning of period	$11.25		$12.47		$7.75		$10.14	$11.83		$10.55

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)		0.15		0.02		0.18	0.13		0.13
Net realized and unrealized gain (loss)	(2.48)		(1.08)		4.78		(1.90)	(1.08)		1.42
Total from investment operations	(2.50)		(0.93)		4.80		(1.72)	(0.95)		1.55

Less dividends and distributions from:
Net investment income	—		(0.26)		(0.08)		(0.19)	(0.15)		(0.13)
Net realized gain	—		(0.03)		—		(0.48)	(0.59)		(0.14)
Total dividends and distributions	—		(0.29)		(0.08)		(0.67)	(0.74)		(0.27)

Net asset value, end of period	$8.75		$11.25		$12.47		$7.75	$10.14		$11.83

Total return[3]	(22.22%	)[4]	(7.58%	)[4]	62.03%	[4]	(18.59% )	(7.47%	)[4]	14.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68		$75		$—	[5,6]	$1 [5]	$1	[5]	$1 [5]
Ratio of expenses to average net assets[7]	0.70%		0.67%		0.66%		0.67%	0.66%		0.66%
Ratio of expenses to average net assets prior to fees waived[7]	0.76%		0.70%		0.67%		0.67%	0.67%		0.66%
Ratio of net investment income (loss) to average net assets	(0.49%	)	1.18%		0.23%		1.77%	1.16%		1.12%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.55%	)	1.15%		0.22%		1.77%	1.15%		1.12%
Portfolio turnover	1%		36%		17%		10%	71%		10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Managed International Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended								7/5/17 to 3/31/18[2]
			3/31/22		3/31/21		3/31/20		3/31/19
Net asset value, beginning of period	$11.41		$12.62		$7.88		$10.25		$11.94		$11.17

Income (loss) from investment operations:
Net investment income[3]	—	[4]	0.23		0.12		0.23		0.19		0.17
Net realized and unrealized gain (loss)	(2.52)		(1.10)		4.74		(1.89)		(1.10)		0.90
Total from investment operations	(2.52)		(0.87)		4.86		(1.66)		(0.91)		1.07

Less dividends and distributions from:
Net investment income	—		(0.31)		(0.12)		(0.23)		(0.19)		(0.16)
Net realized gain	—		(0.03)		—		(0.48)		(0.59)		(0.14)
Total dividends and distributions	—		(0.34)		(0.12)		(0.71)		(0.78)		(0.30)

Net asset value, end of period	$8.89		$11.41		$12.62		$7.88		$10.25		$11.94

Total return[5]	(22.09%	)[6]	(7.07%	)[6]	61.72%	[6]	(17.90%	)[6]	(7.03%	)[6]	9.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87		$81		$1	[7]	$—	[7,8]	$—	[7,8]	$— [7,8]
Ratio of expenses to average net assets[9]	0.29%		0.16%		0.16%		0.16%		0.16%		0.15%
Ratio of expenses to average net assets prior to fees waived[9]	0.34%		0.21%		0.18%		0.19%		0.17%		0.15%
Ratio of net investment income (loss) to average net assets	(0.07%	)	1.82%		1.08%		2.25%		1.71%		1.89%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.12%	)	1.77%		1.06%		2.22%		1.70%		1.89%
Portfolio turnover	1%		36%		17%		10%		71%		10% [10]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Rounds to less than $500 thousands.
[9]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Managed International Opportunities Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.32		$12.53	$7.81	$10.18	$11.87	$10.58

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)		0.28	0.09	0.10	0.16	0.15
Net realized and unrealized gain (loss)	(2.49)		(1.17)	4.73	(1.78)	(1.09)	1.43
Total from investment operations	(2.50)		(0.89)	4.82	(1.68)	(0.93)	1.58

Less dividends and distributions from:
Net investment income	—		(0.29)	(0.10)	(0.21)	(0.17)	(0.15)
Net realized gain	—		(0.03)	—	(0.48)	(0.59)	(0.14)
Total dividends and distributions	—		(0.32)	(0.10)	(0.69)	(0.76)	(0.29)

Net asset value, end of period	$8.82		$11.32	$12.53	$7.81	$10.18	$11.87

Total return[3]	(22.09%	)	(7.27% )	61.81%	(18.15% )	(7.24% )	15.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$99		$135	$— [4,5]	$— [4,5]	$1 [4]	$1 [4]
Ratio of expenses to average net assets[6]	0.43%		0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of expenses to average net assets prior to fees waived[6]	0.54%		0.48%	0.44%	0.76%	0.43%	0.40%
Ratio of net investment income (loss) to average net assets	(0.22%	)	2.16%	0.82%	0.95%	1.44%	1.30%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.33%	)	2.06%	0.76%	0.57%	1.39%	1.28%
Portfolio turnover	1%		36%	17%	10%	71%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Rounds to less than $500 thousands.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$32.31		$37.42	$22.28		$25.28		$23.99		$20.81

Income (loss) from investment operations:
Net investment loss[2]	(0.10)		(0.29)	(0.23)		(0.15)		(0.13)		(0.11)
Net realized and unrealized gain (loss)	(7.57)		0.11	19.03		(1.42)		3.56		5.11
Total from investment operations	(7.67)		(0.18)	18.80		(1.57)		3.43		5.00

Less dividends and distributions from:
Net realized gain	—		(4.93)	(3.66)		(1.43)		(2.14)		(1.82)
Total dividends and distributions	—		(4.93)	(3.66)		(1.43)		(2.14)		(1.82)

Net asset value, end of period	$24.64		$32.31	$37.42		$22.28		$25.28		$23.99

Total return[3]	(23.74%	)[4]	(1.90% )	85.37%	[4]	(7.20%	)[4]	15.72%	[4]	24.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,510,962		$2,158,678	$2,453	[5]	$1,391	[5]	$1,668	[5]	$1,600	[5]
Ratio of expenses to average net assets[6]	1.13%		1.12%	1.16%		1.20%		1.23%		1.31%	[7]
Ratio of expenses to average net assets prior to fees waived[6]	1.21%		1.12%	1.17%		1.23%		1.25%		1.31%
Ratio of net investment loss to average net assets	(0.69%	)	(0.76% )	(0.68%	)	(0.55%	)	(0.53%	)	(0.48%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.77%	)	(0.76% )	(0.69%	)	(0.58%	)	(0.55%	)	(0.48%	)
Portfolio turnover	11%		27%	33%		22%		38%		26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio based on the period excluding reorganization expenses was 1.30%.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$24.74		$29.76	$18.26		$21.02		$20.44		$18.09

Income (loss) from investment operations:
Net investment loss[2]	(0.16)		(0.48)	(0.39)		(0.28)		(0.26)		(0.24)
Net realized and unrealized gain (loss)	(5.80)		0.20	15.51		(1.15)		2.98		4.41
Total from investment operations	(5.96)		(0.28)	15.12		(1.43)		2.72		4.17

Less dividends and distributions from:
Net realized gain	—		(4.74)	(3.62)		(1.33)		(2.14)		(1.82)
Total dividends and distributions	—		(4.74)	(3.62)		(1.33)		(2.14)		(1.82)

Net asset value, end of period	$18.78		$24.74	$29.76		$18.26		$21.02		$20.44

Total return[3]	(24.09%	)[4]	(2.67% )	83.95%	[4]	(7.88%	)[4]	14.90%	[4]	23.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,700		$121,668	$170	[5]	$143	[5]	$207	[5]	$203	[5]
Ratio of expenses to average net assets[6]	1.95%		1.93%	1.92%		1.95%		1.94%		2.02%
Ratio of expenses to average net assets prior to fees waived[6]	2.06%		1.93%	1.94%		1.98%		1.96%		2.02%
Ratio of net investment loss to average net assets	(1.51%	)	(1.57% )	(1.43%	)	(1.30%	)	(1.25%	)	(1.20%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.62%	)	(1.57% )	(1.45%	)	(1.33%	)	(1.27%	)	(1.20%	)
Portfolio turnover	11%		27%	33%		22%		38%		26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Mid Cap Growth Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$36.32		$41.48		$24.41		$27.52		$25.83		$22.23

Income (loss) from investment operations:
Net investment loss[2]	(0.05)		(0.18)		(0.12)		(0.04)		(0.04)		(0.05)
Net realized and unrealized gain (loss)	(8.53)		0.07		20.89		(1.57)		3.87		5.47
Total from investment operations	(8.58)		(0.11)		20.77		(1.61)		3.83		5.42

Less dividends and distributions from:
Net realized gain	—		(5.05)		(3.70)		(1.50)		(2.14)		(1.82)
Total dividends and distributions	—		(5.05)		(3.70)		(1.50)		(2.14)		(1.82)

Net asset value, end of period	$27.74		$36.32		$41.48		$24.41		$27.52		$25.83

Total return[3]	(23.62%	)[4]	(1.56%	)[4]	86.00%	[4]	(6.75%	)[4]	16.12%	[4]	24.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,620,211		$3,577,939		$3,609	[5]	$1,898	[5]	$2,250	[5]	$1,869	[5]
Ratio of expenses to average net assets[6]	0.79%		0.79%		0.79%		0.79%		0.85%		1.03%
Ratio of expenses to average net assets prior to fees waived[6]	0.98%		0.95%		0.97%		1.00%		1.00%		1.03%
Ratio of net investment loss to average net assets	(0.35%	)	(0.43%	)	(0.31%	)	(0.15%	)	(0.16%	)	(0.20%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.54%	)	(0.59%	)	(0.49%	)	(0.36%	)	(0.31%	)	(0.20%	)
Portfolio turnover	11%		27%		33%		22%		38%		26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$30.81		$35.92		$21.54		$24.51		$23.40		$20.40

Income (loss) from investment operations:
Net investment loss[2]	(0.14)		(0.44)		(0.35)		(0.23)		(0.21)		(0.18)
Net realized and unrealized gain (loss)	(7.22)		0.14		18.37		(1.37)		3.46		5.00
Total from investment operations	(7.36)		(0.30)		18.02		(1.60)		3.25		4.82

Less dividends and distributions from:
Net realized gain	—		(4.81)		(3.64)		(1.37)		(2.14)		(1.82)
Total dividends and distributions	—		(4.81)		(3.64)		(1.37)		(2.14)		(1.82)

Net asset value, end of period	$23.45		$30.81		$35.92		$21.54		$24.51		$23.40

Total return[3]	(23.89%	)[4]	(2.30%	)[4]	84.62%	[4]	(7.47%	)[4]	15.29%	[4]	24.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,566		$74,908		$88	[5]	$46	[5]	$63	[5]	$50	[5]
Ratio of expenses to average net assets[6]	1.46%		1.54%		1.55%		1.55%		1.55%		1.63%
Ratio of expenses to average net assets prior to fees waived[6]	1.57%		1.55%		1.56%		1.58%		1.57%		1.63%
Ratio of net investment loss to average net assets	(1.02%	)	(1.18%	)	(1.07%	)	(0.90%	)	(0.86%	)	(0.80%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.13%	)	(1.19%	)	(1.08%	)	(0.93%	)	(0.88%	)	(0.80%	)
Portfolio turnover	11%		27%		33%		22%		38%		26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Mid Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$36.73		$41.89		$24.63		$27.76		$26.02		$22.35

Income (loss) from investment operations:
Net investment loss[2]	(0.05)		(0.18)		(0.13)		(0.04)		(0.03)		(0.01)
Net realized and unrealized gain (loss)	(8.63)		0.07		21.09		(1.59)		3.91		5.50
Total from investment operations	(8.68)		(0.11)		20.96		(1.63)		3.88		5.49

Less dividends and distributions from:
Net realized gain	—		(5.05)		(3.70)		(1.50)		(2.14)		(1.82)
Total dividends and distributions	—		(5.05)		(3.70)		(1.50)		(2.14)		(1.82)

Net asset value, end of period	$28.05		$36.73		$41.89		$24.63		$27.76		$26.02

Total return[3]	(23.63%	)[4]	(1.54%	)[4]	86.00%	[4]	(6.77%	)[4]	16.19%	[4]	25.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$788,913		$980,539		$736	[5]	$256	[5]	$282	[5]	$135	[5]
Ratio of expenses to average net assets[6]	0.79%		0.79%		0.79%		0.79%		0.80%		0.88%
Ratio of expenses to average net assets prior to fees waived[6]	0.83%		0.80%		0.82%		0.85%		0.85%		0.88%
Ratio of net investment loss to average net assets	(0.34%	)	(0.43%	)	(0.33%	)	(0.15%	)	(0.11%	)	(0.05%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.38%	)	(0.44%	)	(0.36%	)	(0.21%	)	(0.16%	)	(0.05%	)
Portfolio turnover	11%		27%		33%		22%		38%		26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Growth Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$34.43		$39.57		$23.45		$26.53		$25.06		$21.66

Income (loss) from investment operations:
Net investment loss[2]	(0.10)		(0.31)		(0.24)		(0.15)		(0.13)		(0.10)
Net realized and unrealized gain (loss)	(8.08)		0.09		20.02		(1.50)		3.74		5.32
Total from investment operations	(8.18)		(0.22)		19.78		(1.65)		3.61		5.22

Less dividends and distributions from:
Net realized gain	—		(4.92)		(3.66)		(1.43)		(2.14)		(1.82)
Total dividends and distributions	—		(4.92)		(3.66)		(1.43)		(2.14)		(1.82)

Net asset value, end of period	$26.25		$34.43		$39.57		$23.45		$26.53		$25.06

Total return[3]	(23.76%	)[4]	(1.89%	)[4]	85.29%	[4]	(7.14%	)[4]	15.72%	[4]	24.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$199,514		$284,480		$363	[5]	$215	[5]	$295	[5]	$259	[5]
Ratio of expenses to average net assets[6]	1.14%		1.13%		1.16%		1.20%		1.21%		1.27%
Ratio of expenses to average net assets prior to fees waived[6]	1.22%		1.19%		1.21%		1.24%		1.23%		1.27%
Ratio of net investment loss to average net assets	(0.70%	)	(0.77%	)	(0.68%	)	(0.55%	)	(0.51%	)	(0.44%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.78%	)	(0.83%	)	(0.73%	)	(0.59%	)	(0.53%	)	(0.44%	)
Portfolio turnover	11%		27%		33%		22%		38%		26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Mid Cap Income Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$18.81	$18.38	$10.98	$13.98	$13.76	$12.68

Income (loss) from investment operations:
Net investment income[2]	0.14	0.18	0.21	0.25	0.21	0.18
Net realized and unrealized gain (loss)	(3.19)	0.89	7.40	(2.96)	0.51	1.08
Total from investment operations	(3.05)	1.07	7.61	(2.71)	0.72	1.26

Less dividends and distributions from:
Net investment income	(0.13)	(0.18)	(0.21)	(0.24)	(0.20)	(0.18)
Net realized gain	—	(0.46)	—	(0.05)	(0.30)	—
Total dividends and distributions	(0.13)	(0.64)	(0.21)	(0.29)	(0.50)	(0.18)

Net asset value, end of period	$15.63	$18.81	$18.38	$10.98	$13.98	$13.76

Total return[3]	(16.28% )	5.71%	69.70%	(19.84% )	5.37%	9.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$146,555	$188,631	$178 [4]	$111 [4]	$135 [4]	$103 [4]
Ratio of expenses to average net assets[5]	1.18%	1.21%	1.24%	1.27%	1.35%	1.35%
Ratio of expenses to average net assets prior to fees waived[5]	1.28%	1.26%	1.31%	1.34%	1.37%	1.40%
Ratio of net investment income to average net assets	1.47%	0.95%	1.42%	1.70%	1.51%	1.34%
Ratio of net investment income to average net assets prior to fees waived	1.37%	0.90%	1.35%	1.63%	1.49%	1.29%
Portfolio turnover	15%	20%	23%	25%	17%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Income Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$18.71	$18.30	$10.93	$13.92	$13.70	$12.62

Income (loss) from investment operations:
Net investment income[2]	0.06	0.04	0.10	0.14	0.11	0.08
Net realized and unrealized gain (loss)	(3.16)	0.87	7.37	(2.95)	0.51	1.08
Total from investment operations	(3.10)	0.91	7.47	(2.81)	0.62	1.16

Less dividends and distributions from:
Net investment income	(0.07)	(0.04)	(0.10)	(0.13)	(0.10)	(0.08)
Net realized gain	—	(0.46)	—	(0.05)	(0.30)	—
Total dividends and distributions	(0.07)	(0.50)	(0.10)	(0.18)	(0.40)	(0.08)

Net asset value, end of period	$15.54	$18.71	$18.30	$10.93	$13.92	$13.70

Total return[3]	(16.62% )	4.85%	68.61%	(20.50% )	4.58%	9.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,297	$27,245	$24 [4]	$15 [4]	$17 [4]	$11 [4]
Ratio of expenses to average net assets[5]	1.93%	1.96%	2.00%	2.02%	2.07%	2.07%
Ratio of expenses to average net assets prior to fees waived[5]	2.03%	2.01%	2.07%	2.09%	2.12%	2.17%
Ratio of net investment income to average net assets	0.71%	0.21%	0.66%	0.95%	0.79%	0.63%
Ratio of net investment income to average net assets prior to fees waived	0.61%	0.16%	0.59%	0.88%	0.74%	0.53%
Portfolio turnover	15%	20%	23%	25%	17%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Mid Cap Income Opportunities Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$18.84	$18.42	$10.99	$14.00	$13.78	$12.70

Income (loss) from investment operations:
Net investment income[2]	0.16	0.26	0.27	0.31	0.25	0.21
Net realized and unrealized gain (loss)	(3.19)	0.88	7.43	(2.97)	0.51	1.09
Total from investment operations	(3.03)	1.14	7.70	(2.66)	0.76	1.30

Less dividends and distributions from:
Net investment income	(0.16)	(0.26)	(0.27)	(0.30)	(0.24)	(0.22)
Net realized gain	—	(0.46)	—	(0.05)	(0.30)	—
Total dividends and distributions	(0.16)	(0.72)	(0.27)	(0.35)	(0.54)	(0.22)

Net asset value, end of period	$15.65	$18.84	$18.42	$10.99	$14.00	$13.78

Total return[3]	(16.18% )	6.05%	70.58%	(19.53% )	5.67%	10.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$996,724	$1,399,865	$1,224 [4]	$401 [4]	$431 [4]	$166 [4]
Ratio of expenses to average net assets[5]	0.83%	0.83%	0.83%	0.83%	1.05%	1.05%
Ratio of expenses to average net assets prior to fees waived[5]	1.04%	1.07%	1.06%	1.08%	1.09%	1.12%
Ratio of net investment income to average net assets	1.81%	1.34%	1.78%	2.13%	1.81%	1.62%
Ratio of net investment income to average net assets prior to fees waived	1.60%	1.10%	1.55%	1.88%	1.77%	1.55%
Portfolio turnover	15%	20%	23%	25%	17%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Income Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$18.77		$18.35	$10.96		$13.96		$13.74	$12.65

Income (loss) from investment operations:
Net investment income[2]	0.10		0.12	0.16		0.20		0.17	0.13
Net realized and unrealized gain (loss)	(3.17)		0.87	7.39		(2.96)		0.51	1.09
Total from investment operations	(3.07)		0.99	7.55		(2.76)		0.68	1.22

Less dividends and distributions from:
Net investment income	(0.11)		(0.11)	(0.16)		(0.19)		(0.16)	(0.13)
Net realized gain	—		(0.46)	—		(0.05)		(0.30)	—
Total dividends and distributions	(0.11)		(0.57)	(0.16)		(0.24)		(0.46)	(0.13)

Net asset value, end of period	$15.59		$18.77	$18.35		$10.96		$13.96	$13.74

Total return[3]	(16.43%	)[4]	5.28% [4]	69.22%	[4]	(20.15%	)[4]	5.05%	9.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,004		$1,205	$1	[5]	$3	[5]	$3 [5]	$3 [5]
Ratio of expenses to average net assets[6]	1.50%		1.58%	1.58%		1.59%		1.67%	1.68%
Ratio of expenses to average net assets prior to fees waived[6]	1.64%		1.63%	1.64%		1.66%		1.67%	1.68%
Ratio of net investment income to average net assets	1.15%		0.60%	1.16%		1.38%		1.19%	1.00%
Ratio of net investment income to average net assets prior to fees waived	1.01%		0.55%	1.10%		1.31%		1.19%	1.00%
Portfolio turnover	15%		20%	23%		25%		17%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Mid Cap Income Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$18.84		$18.42	$10.99		$14.01		$13.78	$12.70

Income (loss) from investment operations:
Net investment income[2]	0.16		0.26	0.27		0.32		0.27	0.23
Net realized and unrealized gain (loss)	(3.18)		0.88	7.43		(2.98)		0.52	1.09
Total from investment operations	(3.02)		1.14	7.70		(2.66)		0.79	1.32

Less dividends and distributions from:
Net investment income	(0.16)		(0.26)	(0.27)		(0.31)		(0.26)	(0.24)
Net realized gain	—		(0.46)	—		(0.05)		(0.30)	—
Total dividends and distributions	(0.16)		(0.72)	(0.27)		(0.36)		(0.56)	(0.24)

Net asset value, end of period	$15.66		$18.84	$18.42		$10.99		$14.01	$13.78

Total return[3]	(16.14%	)[4]	6.05% [4]	70.58%	[4]	(19.57%	)[4]	5.85%	10.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$83,409		$112,720	$103	[5]	$65	[5]	$60 [5]	$48 [5]
Ratio of expenses to average net assets[6]	0.83%		0.83%	0.83%		0.83%		0.94%	0.95%
Ratio of expenses to average net assets prior to fees waived[6]	0.91%		0.89%	0.92%		0.93%		0.94%	0.95%
Ratio of net investment income to average net assets	1.81%		1.34%	1.80%		2.15%		1.92%	1.70%
Ratio of net investment income to average net assets prior to fees waived	1.73%		1.28%	1.71%		2.05%		1.92%	1.70%
Portfolio turnover	15%		20%	23%		25%		17%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Mid Cap Income Opportunities Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$18.81		$18.39	$10.98		$13.98		$13.76	$12.68

Income (loss) from investment operations:
Net investment income[2]	0.13		0.18	0.21		0.25		0.22	0.18
Net realized and unrealized gain (loss)	(3.18)		0.88	7.41		(2.96)		0.50	1.08
Total from investment operations	(3.05)		1.06	7.62		(2.71)		0.72	1.26

Less dividends and distributions from:
Net investment income	(0.12)		(0.18)	(0.21)		(0.24)		(0.20)	(0.18)
Net realized gain	—		(0.46)	—		(0.05)		(0.30)	—
Total dividends and distributions	(0.12)		(0.64)	(0.21)		(0.29)		(0.50)	(0.18)

Net asset value, end of period	$15.64		$18.81	$18.39		$10.98		$13.98	$13.76

Total return[3]	(16.30%	)[4]	5.63% [4]	69.84%	[4]	(19.89%	)[4]	5.45%	9.99%	[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,126		$27,888	$38	[5]	$13	[5]	$14 [5]	$6	[5]
Ratio of expenses to average net assets[6]	1.20%		1.22%	1.24%		1.26%		1.33%	1.35%
Ratio of expenses to average net assets prior to fees waived[6]	1.30%		1.30%	1.31%		1.33%		1.33%	1.36%
Ratio of net investment income to average net assets	1.41%		0.92%	1.40%		1.71%		1.54%	1.33%
Ratio of net investment income to average net assets prior to fees waived	1.31%		0.84%	1.33%		1.64%		1.54%	1.32%
Portfolio turnover	15%		20%	23%		25%		17%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.95	$11.89	$11.68	$11.70	$11.72	$11.82

Income (loss) from investment operations:
Net investment income[2]	0.16	0.30	0.26	0.34	0.40	0.42
Net realized and unrealized gain (loss)	(1.17)	(0.88)	0.21	(0.03)	(0.03)	(0.15)
Total from investment operations	(1.01)	(0.58)	0.47	0.31	0.37	0.27

Less dividends and distributions from:
Net investment income	(0.19)	(0.25)	(0.26)	(0.33)	(0.39)	(0.37)
Net realized gain	—	(0.11)	—	—	—	—
Total dividends and distributions	(0.19)	(0.36)	(0.26)	(0.33)	(0.39)	(0.37)

Net asset value, end of period	$9.75	$10.95	$11.89	$11.68	$11.70	$11.72

Total return[3]	(9.34% )	(5.09% )	4.07%	2.68%	3.28%	2.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$288,064	$375,510	$445 [4]	$453 [4]	$476 [4]	$523 [4]
Ratio of expenses to average net assets[5]	0.82%	0.83%	0.83%	0.84%	0.84%	0.87%
Ratio of expenses to average net assets prior to fees waived[5]	0.94%	0.87%	0.90%	0.91%	0.90%	0.92%
Ratio of net investment income to average net assets	2.98%	2.50%	2.21%	2.87%	3.38%	3.52%
Ratio of net investment income to average net assets prior to fees waived	2.86%	2.46%	2.14%	2.80%	3.32%	3.47%
Portfolio turnover	26%	60%	22%	18%	7%	—% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Portfolio turnover is less than 0.50%.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.95		$11.89	$11.68	$11.70	$11.72	$11.82

Income (loss) from investment operations:
Net investment income[2]	0.10		0.18	0.16	0.24	0.30	0.29
Net realized and unrealized gain (loss)	(1.16)		(0.86)	0.21	(0.03)	(0.01)	(0.13)
Total from investment operations	(1.06)		(0.68)	0.37	0.21	0.29	0.16

Less dividends and distributions from:
Net investment income	(0.14)		(0.15)	(0.16)	(0.23)	(0.31)	(0.26)
Net realized gain	—		(0.11)	—	—	—	—
Total dividends and distributions	(0.14)		(0.26)	(0.16)	(0.23)	(0.31)	(0.26)

Net asset value, end of period	$9.75		$10.95	$11.89	$11.68	$11.70	$11.72

Total return[3]	(9.78%	)[4]	(5.87% )	3.14%	1.80%	2.50%	1.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,663		$4,842	$8 [5]	$16 [5]	$19 [5]	$24 [5]
Ratio of expenses to average net assets[6]	1.80%		1.67%	1.73%	1.72%	1.70%	1.74%
Ratio of expenses to average net assets prior to fees waived[6]	1.92%		1.67%	1.73%	1.72%	1.70%	1.74%
Ratio of net investment income to average net assets	1.98%		1.56%	1.36%	2.00%	2.53%	2.46%
Ratio of net investment income to average net assets prior to fees waived	1.86%		1.56%	1.36%	2.00%	2.53%	2.46%
Portfolio turnover	26%		60%	22%	18%	7%	—% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is less than 0.50%.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Municipal Bond Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.95		$11.89		$11.68		$11.70	$11.72	$11.82

Income (loss) from investment operations:
Net investment income[2]	0.16		0.31		0.28		0.36	0.42	0.43
Net realized and unrealized gain (loss)	(1.16)		(0.88)		0.21		(0.03)	(0.02)	(0.15)
Total from investment operations	(1.00)		(0.57)		0.49		0.33	0.40	0.28

Less dividends and distributions from:
Net investment income	(0.20)		(0.26)		(0.28)		(0.35)	(0.42)	(0.38)
Net realized gain	—		(0.11)		—		—	—	—
Total dividends and distributions	(0.20)		(0.37)		(0.28)		(0.35)	(0.42)	(0.38)

Net asset value, end of period	$9.75		$10.95		$11.89		$11.68	$11.70	$11.72

Total return[3]	(9.26%	)[4]	(4.96%	)[4]	4.21%	[4]	2.83% [4]	3.53% [4]	2.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$147,899		$238,886		$302	[5]	$293 [5]	$315 [5]	$326 [5]
Ratio of expenses to average net assets[6]	0.66%		0.70%		0.70%		0.70%	0.70%	0.75%
Ratio of expenses to average net assets prior to fees waived[6]	0.77%		0.72%		0.74%		0.74%	0.73%	0.75%
Ratio of net investment income to average net assets	3.08%		2.59%		2.33%		3.01%	3.52%	3.58%
Ratio of net investment income to average net assets prior to fees waived	2.97%		2.57%		2.29%		2.97%	3.49%	3.58%
Portfolio turnover	26%		60%		22%		18%	7%	—% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is less than 0.50%.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Municipal Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended				7/5/17 to 3/31/18[2]
			3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$10.95		$11.89	$11.68	$11.70	$11.72	$11.90

Income (loss) from investment operations:
Net investment income[3]	0.16		0.32	0.29	0.36	0.43	0.33
Net realized and unrealized gain (loss)	(1.16)		(0.87)	0.21	(0.02)	(0.02)	(0.21)
Total from investment operations	(1.00)		(0.55)	0.50	0.34	0.41	0.12

Less dividends and distributions from:
Net investment income	(0.20)		(0.28)	(0.29)	(0.36)	(0.43)	(0.30)
Net realized gain	—		(0.11)	—	—	—	—
Total dividends and distributions	(0.20)		(0.39)	(0.29)	(0.36)	(0.43)	(0.30)

Net asset value, end of period	$9.75		$10.95	$11.89	$11.68	$11.70	$11.72

Total return[4]	(9.23%	)[5]	(4.84% )	4.32%	2.94%	3.62%	1.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$726		$1,124	$1 [6]	$1 [6]	$1 [6]	$1 [6]
Ratio of expenses to average net assets[7]	0.60%		0.58%	0.60%	0.60%	0.59%	0.60%
Ratio of expenses to average net assets prior to fees waived[7]	0.62%		0.58%	0.60%	0.60%	0.59%	0.60%
Ratio of net investment income to average net assets	3.14%		2.75%	2.43%	3.09%	3.62%	3.74%
Ratio of net investment income to average net assets prior to fees waived	3.12%		2.75%	2.43%	3.09%	3.62%	3.74%
Portfolio turnover	26%		60%	22%	18%	7%	—% [8]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Portfolio turnover is less than 0.50%.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Municipal High Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$4.81		$5.04	$4.87	$5.02	$5.05	$5.09

Income (loss) from investment operations:
Net investment income[2]	0.06		0.21	0.17	0.19	0.22	0.16
Net realized and unrealized gain (loss)	(0.59)		(0.28)	0.17	(0.15)	(0.03)	—
Total from investment operations	(0.53)		(0.07)	0.34	0.04	0.19	0.16

Less dividends and distributions from:
Net investment income	(0.10)		(0.16)	(0.17)	(0.19)	(0.22)	(0.20)
Total dividends and distributions	(0.10)		(0.16)	(0.17)	(0.19)	(0.22)	(0.20)

Net asset value, end of period	$4.18		$4.81	$5.04	$4.87	$5.02	$5.05

Total return[3]	(11.21%	)[4]	(1.44% )	7.13%	0.72%	3.76%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$424,777		$556,920	$6,367 [5]	$610 [5]	$665 [5]	$732 [5]
Ratio of expenses to average net assets[6]	0.90%		0.89%	0.89%	0.88%	0.87%	0.88%
Ratio of expenses to average net assets prior to fees waived[6]	0.92%		0.89%	0.89%	0.88%	0.87%	0.88%
Ratio of net investment income to average net assets	2.45%		4.14%	3.47%	3.76%	4.32%	3.17%
Ratio of net investment income to average net assets prior to fees waived	2.43%		4.14%	3.47%	3.76%	4.32%	3.17%
Portfolio turnover	66%		42%	7%	18%	10%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Municipal High Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$4.81	$5.04	$4.87	$5.02	$5.05	$5.09

Income (loss) from investment operations:
Net investment income[2]	0.04	0.17	0.14	0.15	0.18	0.19
Net realized and unrealized gain (loss)	(0.59)	(0.27)	0.17	(0.15)	(0.03)	(0.06)
Total from investment operations	(0.55)	(0.10)	0.31	—	0.15	0.13

Less dividends and distributions from:
Net investment income	(0.08)	(0.13)	(0.14)	(0.15)	(0.18)	(0.17)
Total dividends and distributions	(0.08)	(0.13)	(0.14)	(0.15)	(0.18)	(0.17)

Net asset value, end of period	$4.18	$4.81	$5.04	$4.87	$5.02	$5.05

Total return[3]	(11.51% )	(2.12% )	6.39%	0.01%	3.06%	2.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,380	$18,899	$30 [4]	$79 [4]	$106 [4]	$143 [4]
Ratio of expenses to average net assets[5]	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%
Ratio of expenses to average net assets prior to fees waived[5]	1.85%	1.71%	1.68%	1.65%	1.63%	1.64%
Ratio of net investment income to average net assets	1.59%	3.32%	2.85%	3.06%	3.63%	3.67%
Ratio of net investment income to average net assets prior to fees waived	1.32%	3.19%	2.75%	2.99%	3.58%	3.61%
Portfolio turnover	66%	42%	7%	18%	10%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Municipal High Income Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$4.81	$5.04	$4.87	$5.02	$5.05	$5.09

Income (loss) from investment operations:
Net investment income[2]	0.06	0.23	0.19	0.20	0.23	0.23
Net realized and unrealized gain (loss)	(0.59)	(0.28)	0.17	(0.15)	(0.03)	(0.06)
Total from investment operations	(0.53)	(0.05)	0.36	0.05	0.20	0.17

Less dividends and distributions from:
Net investment income	(0.10)	(0.18)	(0.19)	(0.20)	(0.23)	(0.21)
Total dividends and distributions	(0.10)	(0.18)	(0.19)	(0.20)	(0.23)	(0.21)

Net asset value, end of period	$4.18	$4.81	$5.04	$4.87	$5.02	$5.05

Total return[3]	(11.08% )	(1.16% )	7.42%	0.99%	4.04%	3.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$189,681	$278,654	$313 [4]	$355 [4]	$413 [4]	$520 [4]
Ratio of expenses to average net assets[5]	0.61%	0.61%	0.61%	0.61%	0.64%	0.68%
Ratio of expenses to average net assets prior to fees waived[5]	0.76%	0.75%	0.74%	0.72%	0.71%	0.72%
Ratio of net investment income to average net assets	2.65%	4.42%	3.76%	4.02%	4.57%	4.49%
Ratio of net investment income to average net assets prior to fees waived	2.50%	4.28%	3.63%	3.91%	4.50%	4.45%
Portfolio turnover	66%	42%	7%	18%	10%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Municipal High Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended				7/5/17 to 3/31/18[2]
		3/31/22	3/31/21	3/31/20	3/31/19
Net asset value, beginning of period	$4.81	$5.04	$4.87	$5.02	$5.05	$5.11

Income (loss) from investment operations:
Net investment income[3]	0.06	0.23	0.19	0.20	0.23	0.17
Net realized and unrealized gain (loss)	(0.59)	(0.28)	0.17	(0.14)	(0.03)	(0.07)
Total from investment operations	(0.53)	(0.05)	0.36	0.06	0.20	0.10

Less dividends and distributions from:
Net investment income	(0.10)	(0.18)	(0.19)	(0.21)	(0.23)	(0.16)
Total dividends and distributions	(0.10)	(0.18)	(0.19)	(0.21)	(0.23)	(0.16)

Net asset value, end of period	$4.18	$4.81	$5.04	$4.87	$5.02	$5.05

Total return[4]	(11.08% )	(1.15% )	7.43%	1.03%	4.13%	2.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$730	$1,095	$1 [5]	$1 [5]	$1 [5]	$— [5,6]
Ratio of expenses to average net assets[7]	0.62%	0.60%	0.60%	0.58%	0.57%	0.58%
Ratio of net investment income to average net assets	2.57%	4.46%	3.77%	4.03%	4.56%	4.55%
Portfolio turnover	66%	42%	7%	18%	10%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Municipal High Income Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$4.81	$5.04	$4.87	$5.02	$5.05	$5.09

Income (loss) from investment operations:
Net investment income[2]	0.06	0.21	0.17	0.19	0.22	0.23
Net realized and unrealized gain (loss)	(0.59)	(0.28)	0.17	(0.15)	(0.03)	(0.07)
Total from investment operations	(0.53)	(0.07)	0.34	0.04	0.19	0.16

Less dividends and distributions from:
Net investment income	(0.10)	(0.16)	(0.17)	(0.19)	(0.22)	(0.20)
Total dividends and distributions	(0.10)	(0.16)	(0.17)	(0.19)	(0.22)	(0.20)

Net asset value, end of period	$4.18	$4.81	$5.04	$4.87	$5.02	$5.05

Total return[3]	(11.21% )	(1.44% )	7.12%	0.72%	3.79%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,981	$3,955	$4 [4]	$6 [4]	$7 [4]	$10 [4]
Ratio of expenses to average net assets[5]	0.92%	0.89%	0.89%	0.88%	0.87%	0.88%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	1.00%	0.99%	0.98%	0.96%	0.98%
Ratio of net investment income to average net assets	2.39%	4.14%	3.49%	3.75%	4.36%	4.44%
Ratio of net investment income to average net assets prior to fees waived	2.30%	4.03%	3.39%	3.65%	4.27%	4.34%
Portfolio turnover	66%	42%	7%	18%	10%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20	3/31/19		3/31/18
Net asset value, beginning of period	$14.47		$22.28	$13.27		$17.19	$18.63		$17.23

Income (loss) from investment operations:
Net investment loss[2]	(0.05)		(0.16)	(0.18)		(0.15)	(0.15)		(0.15)
Net realized and unrealized gain (loss)	(3.16)		(1.56)	11.15		(2.59)	1.44		3.56
Total from investment operations	(3.21)		(1.72)	10.97		(2.74)	1.29		3.41

Less dividends and distributions from:
Net investment income	—		(0.19)	—		—	—		—
Net realized gain	—		(5.90)	(1.96)		(1.18)	(2.73)		(2.01)
Total dividends and distributions	—		(6.09)	(1.96)		(1.18)	(2.73)		(2.01)

Net asset value, end of period	$11.26		$14.47	$22.28		$13.27	$17.19		$18.63

Total return[3]	(22.18%	)[4]	(8.23% )	84.34%		(17.35% )	7.76%		20.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$719,558		$1,030,905	$1,318	[5]	$788 [5]	$1,099	[5]	$1,026	[5]
Ratio of expenses to average net assets[6]	1.27%		1.24%	1.26%		1.31%	1.32%		1.35%
Ratio of expenses to average net assets prior to fees waived[6]	1.33%		1.24%	1.26%		1.31%	1.32%		1.35%
Ratio of net investment loss to average net assets	(0.76%	)	(0.81% )	(0.93%	)	(0.87% )	(0.84%	)	(0.80%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.82%	)	(0.81% )	(0.93%	)	(0.87% )	(0.84%	)	(0.80%	)
Portfolio turnover	25%		40%	57%		40%	42%		43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$8.66		$15.96		$9.92		$13.23		$14.97		$14.28

Income (loss) from investment operations:
Net investment loss[2]	(0.06)		(0.22)		(0.24)		(0.21)		(0.23)		(0.24)
Net realized and unrealized gain (loss)	(1.89)		(1.07)		8.24		(1.92)		1.14		2.92
Total from investment operations	(1.95)		(1.29)		8.00		(2.13)		0.91		2.68

Less dividends and distributions from:
Net investment income	—		(0.11)		—		—		—		—
Net realized gain	—		(5.90)		(1.96)		(1.18)		(2.65)		(1.99)
Total dividends and distributions	—		(6.01)		(1.96)		(1.18)		(2.65)		(1.99)

Net asset value, end of period	$6.71		$8.66		$15.96		$9.92		$13.23		$14.97

Total return[3]	(22.52%	)[4]	(8.89%	)[4]	82.81%		(17.94%	)[4]	6.99%	[4]	19.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,280		$36,063		$57	[5]	$51	[5]	$88	[5]	$99	[5]
Ratio of expenses to average net assets[6]	1.99%		2.04%		2.04%		2.05%		2.05%		2.06%
Ratio of expenses to average net assets prior to fees waived[6]	2.28%		2.11%		2.04%		2.09%		2.06%		2.06%
Ratio of net investment loss to average net assets	(1.49%	)	(1.62%	)	(1.69%	)	(1.62%	)	(1.56%	)	(1.57%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.78%	)	(1.69%	)	(1.69%	)	(1.66%	)	(1.57%	)	(1.57%	)
Portfolio turnover	25%		40%		57%		40%		42%		43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Small Cap Growth Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$23.48		$32.06		$18.51		$23.43		$24.36		$21.96

Income (loss) from investment operations:
Net investment loss[2]	(0.04)		(0.14)		(0.15)		(0.11)		(0.11)		(0.12)
Net realized and unrealized gain (loss)	(5.13)		(2.28)		15.66		(3.63)		1.93		4.58
Total from investment operations	(5.17)		(2.42)		15.51		(3.74)		1.82		4.46

Less dividends and distributions from:
Net investment income	—		(0.26)		—		—		—		—
Net realized gain	—		(5.90)		(1.96)		(1.18)		(2.75)		(2.06)
Total dividends and distributions	—		(6.16)		(1.96)		(1.18)		(2.75)		(2.06)

Net asset value, end of period	$18.31		$23.48		$32.06		$18.51		$23.43		$24.36

Total return[3]	(22.02%	)[4]	(7.88%	)[4]	85.00%	[4]	(16.99%	)[4]	8.14%	[4]	21.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$579,563		$904,112		$1,216	[5]	$778	[5]	$1,034	[5]	$717	[5]
Ratio of expenses to average net assets[6]	0.89%		0.89%		0.89%		0.89%		0.94%		1.07%
Ratio of expenses to average net assets prior to fees waived[6]	1.06%		1.02%		1.03%		1.04%		1.04%		1.07%
Ratio of net investment loss to average net assets	(0.38%	)	(0.46%	)	(0.55%	)	(0.46%	)	(0.47%	)	(0.53%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.55%	)	(0.59%	)	(0.69%	)	(0.61%	)	(0.57%	)	(0.53%	)
Portfolio turnover	25%		40%		57%		40%		42%		43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20	3/31/19		3/31/18
Net asset value, beginning of period	$13.75		$21.50	$12.89		$16.78	$18.27		$16.97

Income (loss) from investment operations:
Net investment loss[2]	(0.06)		(0.23)	(0.24)		(0.20)	(0.20)		(0.20)
Net realized and unrealized gain (loss)	(3.00)		(1.49)	10.81		(2.51)	1.41		3.49
Total from investment operations	(3.06)		(1.72)	10.57		(2.71)	1.21		3.29

Less dividends and distributions from:
Net investment income	—		(0.13)	—		—	—		—
Net realized gain	—		(5.90)	(1.96)		(1.18)	(2.70)		(1.99)
Total dividends and distributions	—		(6.03)	(1.96)		(1.18)	(2.70)		(1.99)

Net asset value, end of period	$10.69		$13.75	$21.50		$12.89	$16.78		$18.27

Total return[3]	(22.26%	)[4]	(8.57% )	83.70%		(17.60% )	7.42%		20.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,119		$56,050	$70	[5]	$43 [5]	$66	[5]	$57	[5]
Ratio of expenses to average net assets[6]	1.56%		1.61%	1.62%		1.63%	1.62%		1.66%
Ratio of expenses to average net assets prior to fees waived[6]	1.65%		1.61%	1.62%		1.63%	1.62%		1.66%
Ratio of net investment loss to average net assets	(1.05%	)	(1.19% )	(1.29%	)	(1.19% )	(1.14%	)	(1.11%	)
Ratio of net investment loss to average net assets prior to fees waived	(1.14%	)	(1.19% )	(1.29%	)	(1.19% )	(1.14%	)	(1.11%	)
Portfolio turnover	25%		40%	57%		40%	42%		43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Small Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21		3/31/20	3/31/19		3/31/18
Net asset value, beginning of period	$23.70		$32.30	$18.63		$23.58	$24.49		$22.06

Income (loss) from investment operations:
Net investment loss[2]	(0.04)		(0.13)	(0.15)		(0.10)	(0.10)		(0.09)
Net realized and unrealized gain (loss)	(5.18)		(2.30)	15.78		(3.67)	1.96		4.60
Total from investment operations	(5.22)		(2.43)	15.63		(3.77)	1.86		4.51

Less dividends and distributions from:
Net investment income	—		(0.27)	—		—	—		—
Net realized gain	—		(5.90)	(1.96)		(1.18)	(2.77)		(2.08)
Total dividends and distributions	—		(6.17)	(1.96)		(1.18)	(2.77)		(2.08)

Net asset value, end of period	$18.48		$23.70	$32.30		$18.63	$23.58		$24.49

Total return[3]	(22.03%	)[4]	(7.88% )	85.10%		(17.01% )	8.19%		21.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$157,930		$209,855	$252	[5]	$161 [5]	$155	[5]	$110	[5]
Ratio of expenses to average net assets[6]	0.89%		0.87%	0.87%		0.89%	0.89%		0.91%
Ratio of expenses to average net assets prior to fees waived[6]	0.90%		0.87%	0.87%		0.89%	0.89%		0.91%
Ratio of net investment loss to average net assets	(0.38%	)	(0.44% )	(0.54%	)	(0.44% )	(0.42%	)	(0.38%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.39%	)	(0.44% )	(0.54%	)	(0.44% )	(0.42%	)	(0.38%	)
Portfolio turnover	25%		40%	57%		40%	42%		43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Small Cap Growth Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20	3/31/19		3/31/18
Net asset value, beginning of period	$21.10		$29.47		$17.17		$21.90	$23.00		$20.85

Income (loss) from investment operations:
Net investment loss[2]	(0.07)		(0.22)		(0.23)		(0.18)	(0.18)		(0.17)
Net realized and unrealized gain (loss)	(4.61)		(2.08)		14.49		(3.37)	1.82		4.34
Total from investment operations	(4.68)		(2.30)		14.26		(3.55)	1.64		4.17

Less dividends and distributions from:
Net investment income	—		(0.17)		—		—	—		—
Net realized gain	—		(5.90)		(1.96)		(1.18)	(2.74)		(2.02)
Total dividends and distributions	—		(6.07)		(1.96)		(1.18)	(2.74)		(2.02)

Net asset value, end of period	$16.42		$21.10		$29.47		$17.17	$21.90		$23.00

Total return[3]	(22.18%	)[4]	(8.19%	)[4]	84.34%		(17.36% )	7.83%		20.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$73,838		$99,698		$135	[5]	$91 [5]	$141	[5]	$141	[5]
Ratio of expenses to average net assets[6]	1.24%		1.23%		1.26%		1.28%	1.27%		1.31%
Ratio of expenses to average net assets prior to fees waived[6]	1.29%		1.26%		1.26%		1.28%	1.27%		1.31%
Ratio of net investment loss to average net assets	(0.73%	)	(0.81%	)	(0.93%	)	(0.84% )	(0.79%	)	(0.77%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.78%	)	(0.84%	)	(0.93%	)	(0.84% )	(0.79%	)	(0.77%	)
Portfolio turnover	25%		40%		57%		40%	42%		43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Smid Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$18.43		$22.43		$12.88		$16.87		$18.29		$17.66

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03		(0.04)		(0.06)		(0.04)		(0.09)		(0.04)
Net realized and unrealized gain (loss)	(3.20)		(0.18)		9.61		(3.83)		1.04		1.09
Total from investment operations	(3.17)		(0.22)		9.55		(3.87)		0.95		1.05

Less dividends and distributions from:
Net investment income	(0.02)		—		—		—		—		—
Net realized gain	—		(3.78)		—		(0.12)		(2.37)		(0.42)
Total dividends and distributions	(0.02)		(3.78)		—		(0.12)		(2.37)		(0.42)

Net asset value, end of period	$15.24		$18.43		$22.43		$12.88		$16.87		$18.29

Total return[3]	(17.20%	)[4]	(1.21%	)[4]	74.15%	[4]	(23.13%	)[4]	6.30%	[4]	5.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$113,877		$151,380		$176	[5]	$114	[5]	$174	[5]	$186	[5]
Ratio of expenses to average net assets[6]	1.31%		1.33%		1.37%		1.38%		1.40%		1.46%
Ratio of expenses to average net assets prior to fees waived[6]	1.44%		1.36%		1.41%		1.41%		1.42%		1.46%
Ratio of net investment income (loss) to average net assets	0.32%		(0.19%	)	(0.37%	)	(0.24%	)	(0.48%	)	(0.24%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.19%		(0.22%	)	(0.41%	)	(0.27%	)	(0.50%	)	(0.24%	)
Portfolio turnover	9%		122%		127%		138%		119%		119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Smid Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$14.84		$18.75		$10.85		$14.32		$15.81		$15.39

Income (loss) from investment operations:
Net investment loss[2]	(0.03)		(0.17)		(0.15)		(0.14)		(0.19)		(0.16)
Net realized and unrealized gain (loss)	(2.56)		(0.14)		8.05		(3.21)		0.89		0.97
Total from investment operations	(2.59)		(0.31)		7.90		(3.35)		0.70		0.81

Less dividends and distributions from:
Net investment income	(0.01)		—		—		—		—		—
Net realized gain	—		(3.60)		—		(0.12)		(2.19)		(0.39)
Total dividends and distributions	(0.01)		(3.60)		—		(0.12)		(2.19)		(0.39)

Net asset value, end of period	$12.24		$14.84		$18.75		$10.85		$14.32		$15.81

Total return[3]	(17.48%	)[4]	(1.93%	)[4]	72.81%	[4]	(23.62%	)[4]	5.59%	[4]	5.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,692		$17,505		$22	[5]	$20	[5]	$35	[5]	$33	[5]
Ratio of expenses to average net assets[6]	2.06%		2.07%		2.09%		2.10%		2.07%		2.14%
Ratio of expenses to average net assets prior to fees waived[6]	2.18%		2.10%		2.12%		2.12%		2.09%		2.14%
Ratio of net investment loss to average net assets	(0.43%	)	(0.94%	)	(1.07%	)	(0.96%	)	(1.15%	)	(0.97%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.55%	)	(0.97%	)	(1.10%	)	(0.98%	)	(1.17%	)	(0.97%	)
Portfolio turnover	9%		122%		127%		138%		119%		119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Smid Cap Core Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$20.60		$24.68		$14.10		$18.40		$19.79		$19.03

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07		0.06		0.02		0.05		(0.01)		—	[3]
Net realized and unrealized gain (loss)	(3.57)		(0.21)		10.56		(4.19)		1.13		1.20
Total from investment operations	(3.50)		(0.15)		10.58		(4.14)		1.12		1.20

Less dividends and distributions from:
Net investment income	(0.04)		—		—		(0.02)		—		—
Net realized gain	—		(3.93)		—		(0.14)		(2.51)		(0.44)
Total dividends and distributions	(0.04)		(3.93)		—		(0.16)		(2.51)		(0.44)

Net asset value, end of period	$17.06		$20.60		$24.68		$14.10		$18.40		$19.79

Total return[4]	(17.02%	)[5]	(0.79%	)[5]	75.04%	[5]	(22.74%	)[5]	6.79%	[5]	6.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$206,300		$316,727		$451	[6]	$304	[6]	$393	[6]	$333	[6]
Ratio of expenses to average net assets[7]	0.89%		0.89%		0.89%		0.89%		0.95%		1.10%
Ratio of expenses to average net assets prior to fees waived[7]	1.11%		1.07%		1.09%		1.10%		1.09%		1.10%
Ratio of net investment income (loss) to average net assets	0.74%		0.25%		0.11%		0.25%		(0.03%	)	(0.02%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.52%		0.07%		(0.09%	)	0.04%		(0.17%	)	(0.02%	)
Portfolio turnover	9%		122%		127%		138%		119%		119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Smid Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$18.22		$22.20		$12.78		$16.78		$18.18		$17.58

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01		(0.11)		(0.11)		(0.09)		(0.13)		(0.11)
Net realized and unrealized gain (loss)	(3.16)		(0.19)		9.53		(3.79)		1.03		1.12
Total from investment operations	(3.15)		(0.30)		9.42		(3.88)		0.90		1.01

Less dividends and distributions from:
Net investment income	(0.01)		—		—		—		—		—
Net realized gain	—		(3.68)		—		(0.12)		(2.30)		(0.41)
Total dividends and distributions	(0.01)		(3.68)		—		(0.12)		(2.30)		(0.41)

Net asset value, end of period	$15.06		$18.22		$22.20		$12.78		$16.78		$18.18

Total return[3]	(17.28%	)[4]	(1.57%	)[4]	73.71%	[4]	(23.32%	)[4]	6.04%	[4]	5.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,699		$22,950		$25	[5]	$15	[5]	$16	[5]	$11	[5]
Ratio of expenses to average net assets[6]	1.56%		1.64%		1.64%		1.65%		1.65%		1.68%
Ratio of expenses to average net assets prior to fees waived[6]	1.69%		1.67%		1.67%		1.67%		1.67%		1.68%
Ratio of net investment income (loss) to average net assets	0.07%		(0.50%	)	(0.64%	)	(0.52%	)	(0.73%	)	(0.62%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.06%	)	(0.53%	)	(0.67%	)	(0.54%	)	(0.75%	)	(0.62%	)
Portfolio turnover	9%		122%		127%		138%		119%		119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Smid Cap Core Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$20.80		$24.88		$14.22		$18.55		$19.96		$19.17

Income (loss) from investment operations:
Net investment income[2]	0.07		0.06		0.02		0.05		0.01		0.03
Net realized and unrealized gain (loss)	(3.60)		(0.21)		10.64		(4.22)		1.13		1.21
Total from investment operations	(3.53)		(0.15)		10.66		(4.17)		1.14		1.24

Less dividends and distributions from:
Net investment income	(0.04)		—		—		(0.02)		—		—
Net realized gain	—		(3.93)		—		(0.14)		(2.55)		(0.45)
Total dividends and distributions	(0.04)		(3.93)		—		(0.16)		(2.55)		(0.45)

Net asset value, end of period	$17.23		$20.80		$24.88		$14.22		$18.55		$19.96

Total return[3]	(17.01%	)[4]	(0.79%	)[4]	74.96%	[4]	(22.72%	)[4]	6.87%	[4]	6.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,399		$82,144		$77	[5]	$59	[5]	$77	[5]	$43 [5]
Ratio of expenses to average net assets[6]	0.89%		0.89%		0.89%		0.89%		0.90%		0.94%
Ratio of expenses to average net assets prior to fees waived[6]	0.96%		0.94%		0.95%		0.95%		0.94%		0.94%
Ratio of net investment income to average net assets	0.74%		0.25%		0.11%		0.24%		0.04%		0.16%
Ratio of net investment income to average net assets prior to fees waived	0.67%		0.20%		0.05%		0.18%		0.04%		0.16%
Portfolio turnover	9%		122%		127%		138%		119%		119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Smid Cap Core Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$19.71		$23.73		$13.62		$17.81		$19.20		$18.51

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03		(0.04)		(0.05)		(0.03)		(0.08)		(0.03)
Net realized and unrealized gain (loss)	(3.41)		(0.19)		10.16		(4.04)		1.10		1.15
Total from investment operations	(3.38)		(0.23)		10.11		(4.07)		1.02		1.12

Less dividends and distributions from:
Net investment income	(0.02)		—		—		—		—		—
Net realized gain	—		(3.79)		—		(0.12)		(2.41)		(0.43)
Total dividends and distributions	(0.02)		(3.79)		—		(0.12)		(2.41)		(0.43)

Net asset value, end of period	$16.31		$19.71		$23.73		$13.62		$17.81		$19.20

Total return[3]	(17.17%	)[4]	(1.19%	)[4]	74.23%	[4]	(23.08%	)[4]	6.45%	[4]	6.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,112		$8,110		$9	[5]	$7	[5]	$16	[5]	$18	[5]
Ratio of expenses to average net assets[6]	1.26%		1.30%		1.30%		1.32%		1.31%		1.36%
Ratio of expenses to average net assets prior to fees waived[6]	1.35%		1.33%		1.34%		1.35%		1.33%		1.36%
Ratio of net investment income (loss) to average net assets	0.37%		(0.17%	)	(0.28%	)	(0.19%	)	(0.41%	)	(0.16%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.28%		(0.20%	)	(0.32%	)	(0.22%	)	(0.43%	)	(0.16%	)
Portfolio turnover	9%		122%		127%		138%		119%		119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Systematic Emerging Markets Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$22.54		$28.07		$15.61		$19.15	$21.60	$16.95

Income (loss) from investment operations:
Net investment income (loss)[2]	0.52		0.15		(0.01)		0.12	0.12	0.01
Net realized and unrealized gain (loss)	(5.55)		(5.54)		12.68		(3.51)	(2.46)	4.64
Total from investment operations	(5.03)		(5.39)		12.67		(3.39)	(2.34)	4.65

Less dividends and distributions from:
Net investment income	—		(0.14)		(0.21)		(0.15)	(0.11)	—	[3]
Total dividends and distributions	—		(0.14)		(0.21)		(0.15)	(0.11)	—	[3]

Net asset value, end of period	$17.51		$22.54		$28.07		$15.61	$19.15	$21.60

Total return[4]	(22.32%	)[5]	(19.25%	)[5]	81.21%		(17.87% )	(10.75% )	27.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$183,481		$263,968		$377	[6]	$229 [6]	$344 [6]	$569	[6]
Ratio of expenses to average net assets[7]	1.12%		1.35%		1.39%		1.46%	1.44%	1.44%
Ratio of expenses to average net assets prior to fees waived[7]	1.56%		1.37%		1.39%		1.46%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets	5.19%		0.55%		(0.03%	)	0.61%	0.62%	0.07%
Ratio of net investment income (loss) to average net assets prior to fees waived	4.75%		0.53%		(0.03%	)	0.61%	0.62%	0.07%
Portfolio turnover	48%		38%		39%		32%	59%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Systematic Emerging Markets Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$19.07		$23.86		$13.31		$16.39	$18.54	$14.65

Income (loss) from investment operations:
Net investment income (loss)[2]	0.38		(0.04)		(0.15)		(0.01)	(0.01)	(0.12)
Net realized and unrealized gain (loss)	(4.69)		(4.68)		10.79		(2.99)	(2.10)	4.01
Total from investment operations	(4.31)		(4.72)		10.64		(3.00)	(2.11)	3.89

Less dividends and distributions from:
Net investment income	—		(0.07)		(0.09)		(0.08)	(0.04)	—
Total dividends and distributions	—		(0.07)		(0.09)		(0.08)	(0.04)	—

Net asset value, end of period	$14.76		$19.07		$23.86		$13.31	$16.39	$18.54

Total return[3]	(22.60%	)[4]	(19.83%	)[4]	80.00%		(18.43% )	(11.36% )	26.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,402		$39,227		$57	[5]	$43 [5]	$72 [5]	$95	[5]
Ratio of expenses to average net assets[6]	1.88%		2.07%		2.10%		2.16%	2.11%	2.13%
Ratio of expenses to average net assets prior to fees waived[6]	2.27%		2.09%		2.10%		2.16%	2.11%	2.13%
Ratio of net investment income (loss) to average net assets	4.43%		(0.17%	)	(0.73%	)	(0.07% )	(0.08% )	(0.66%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	4.04%		(0.19%	)	(0.73%	)	(0.07% )	(0.08% )	(0.66%	)
Portfolio turnover	48%		38%		39%		32%	59%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Systematic Emerging Markets Equity Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$23.33	$29.05	$16.13	$19.77	$22.30	$17.47

Income (loss) from investment operations:
Net investment income[2]	0.57	0.26	0.09	0.21	0.21	0.09
Net realized and unrealized gain (loss)	(5.75)	(5.74)	13.12	(3.61)	(2.55)	4.80
Total from investment operations	(5.18)	(5.48)	13.21	(3.40)	(2.34)	4.89

Less dividends and distributions from:
Net investment income	—	(0.24)	(0.29)	(0.24)	(0.19)	(0.06)
Total dividends and distributions	—	(0.24)	(0.29)	(0.24)	(0.19)	(0.06)

Net asset value, end of period	$18.15	$23.33	$29.05	$16.13	$19.77	$22.30

Total return[3]	(22.20% )	(18.96% )	82.02%	(17.50% )	(10.34% )	28.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$589,338	$912,326	$1,548 [4]	$826 [4]	$1,209 [4]	$1,689 [4]
Ratio of expenses to average net assets[5]	0.81%	0.98%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.18%	1.08%	1.10%	1.14%	1.11%	1.10%
Ratio of net investment income to average net assets	5.49%	0.93%	0.37%	1.09%	1.06%	0.44%
Ratio of net investment income to average net assets prior to fees waived	5.12%	0.83%	0.26%	0.94%	0.94%	0.33%
Portfolio turnover	48%	38%	39%	32%	59%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Systematic Emerging Markets Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21		3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$22.26		$27.75		$15.44		$18.95	$21.40	$16.83

Income (loss) from investment operations:
Net investment income (loss)[2]	0.49		0.06		(0.07)		0.07	0.06	(0.04)
Net realized and unrealized gain (loss)	(5.48)		(5.46)		12.53		(3.47)	(2.43)	4.61
Total from investment operations	(4.99)		(5.40)		12.46		(3.40)	(2.37)	4.57

Less dividends and distributions from:
Net investment income	—		(0.09)		(0.15)		(0.11)	(0.08)	—
Total dividends and distributions	—		(0.09)		(0.15)		(0.11)	(0.08)	—

Net asset value, end of period	$17.27		$22.26		$27.75		$15.44	$18.95	$21.40

Total return[3]	(22.42%	)[4]	(19.51%	)[4]	80.73%		(18.07% )	(11.03% )	27.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,633		$7,540		$11	[5]	$9 [5]	$15 [5]	$20	[5]
Ratio of expenses to average net assets[6]	1.43%		1.67%		1.69%		1.72%	1.70%	1.70%
Ratio of expenses to average net assets prior to fees waived[6]	1.77%		1.68%		1.69%		1.72%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets	4.90%		0.22%		(0.32%	)	0.39%	0.32%	(0.19%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	4.56%		0.21%		(0.32%	)	0.39%	0.32%	(0.19%	)
Portfolio turnover	48%		38%		39%		32%	59%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Systematic Emerging Markets Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$23.46		$29.21		$16.22	$19.88	$22.42	$17.56

Income (loss) from investment operations:
Net investment income[2]	0.57		0.28		0.10	0.21	0.20	0.12
Net realized and unrealized gain (loss)	(5.77)		(5.77)		13.19	(3.63)	(2.54)	4.80
Total from investment operations	(5.20)		(5.49)		13.29	(3.42)	(2.34)	4.92

Less dividends and distributions from:
Net investment income	—		(0.26)		(0.30)	(0.24)	(0.20)	(0.06)
Total dividends and distributions	—		(0.26)		(0.30)	(0.24)	(0.20)	(0.06)

Net asset value, end of period	$18.26		$23.46		$29.21	$16.22	$19.88	$22.42

Total return[3]	(22.17%	)[4]	(18.89%	)[4]	82.01%	(17.46% )	(10.32% )	28.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$154,074		$254,340		$353 [5]	$200 [5]	$300 [5]	$310 [5]
Ratio of expenses to average net assets[6]	0.77%		0.92%		0.95%	0.99%	0.96%	0.95%
Ratio of expenses to average net assets prior to fees waived[6]	1.03%		0.93%		0.95%	0.99%	0.96%	0.95%
Ratio of net investment income to average net assets	5.42%		0.98%		0.40%	1.05%	1.03%	0.58%
Ratio of net investment income to average net assets prior to fees waived	5.16%		0.97%		0.40%	1.05%	1.03%	0.58%
Portfolio turnover	48%		38%		39%	32%	59%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Systematic Emerging Markets Equity Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22		3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$23.01		$28.65		$15.92	$19.53	$22.02	$17.27

Income (loss) from investment operations:
Net investment income[2]	0.54		0.16		0.01	0.14	0.13	0.02
Net realized and unrealized gain (loss)	(5.67)		(5.65)		12.94	(3.58)	(2.50)	4.74
Total from investment operations	(5.13)		(5.49)		12.95	(3.44)	(2.37)	4.76

Less dividends and distributions from:
Net investment income	—		(0.15)		(0.22)	(0.17)	(0.12)	(0.01)
Total dividends and distributions	—		(0.15)		(0.22)	(0.17)	(0.12)	(0.01)

Net asset value, end of period	$17.88		$23.01		$28.65	$15.92	$19.53	$22.02

Total return[3]	(22.30%	)[4]	(19.23%	)[4]	81.40%	(17.80% )	(10.68% )	27.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,854		$29,380		$40 [5]	$31 [5]	$45 [5]	$68 [5]
Ratio of expenses to average net assets[6]	1.14%		1.31%		1.34%	1.37%	1.35%	1.36%
Ratio of expenses to average net assets prior to fees waived[6]	1.42%		1.32%		1.34%	1.37%	1.35%	1.36%
Ratio of net investment income to average net assets	5.23%		0.59%		0.04%	0.70%	0.69%	0.12%
Ratio of net investment income to average net assets prior to fees waived	4.95%		0.58%		0.04%	0.70%	0.69%	0.12%
Portfolio turnover	48%		38%		39%	32%	59%	38%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$27.62		$26.18	$16.79	$22.61	$23.27	$22.69

Income (loss) from investment operations:
Net investment income[2]	0.20		0.31	0.29	0.41	0.28	0.16
Net realized and unrealized gain (loss)	(4.51)		4.14	9.86	(3.98)	0.50	1.23
Total from investment operations	(4.31)		4.45	10.15	(3.57)	0.78	1.39

Less dividends and distributions from:
Net investment income	(0.17)		(0.44)	(0.29)	(0.33)	(0.20)	(0.26)
Net realized gain	—		(2.57)	(0.47)	(1.92)	(1.24)	(0.55)
Total dividends and distributions	(0.17)		(3.01)	(0.76)	(2.25)	(1.44)	(0.81)

Net asset value, end of period	$23.14		$27.62	$26.18	$16.79	$22.61	$23.27

Total return[3]	(15.68%	)[4]	17.35%	61.22% [4]	(18.67% )	3.69%	6.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$328,669		$405,826	$359 [5]	$251 [5]	$354 [5]	$398 [5]
Ratio of expenses to average net assets[6]	1.11%		1.09%	1.19%	1.21%	1.21%	1.23% [7]
Ratio of expenses to average net assets prior to fees waived[6]	1.13%		1.09%	1.20%	1.21%	1.21%	1.21%
Ratio of net investment income to average net assets	1.58%		1.07%	1.36%	1.68%	1.21%	0.65%
Ratio of net investment income to average net assets prior to fees waived	1.56%		1.07%	1.35%	1.68%	1.21%	0.65%
Portfolio turnover	28%		64%	60%	68%	51%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio based on the period excluding reorganization expenses was 1.21%.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$26.19		$24.95	$16.02	$21.69	$22.40	$21.92

Income (loss) from investment operations:
Net investment income[2]	0.10		0.05	0.13	0.22	0.13	0.15
Net realized and unrealized gain (loss)	(4.29)		3.95	9.39	(3.79)	0.45	1.04
Total from investment operations	(4.19)		4.00	9.52	(3.57)	0.58	1.19

Less dividends and distributions from:
Net investment income	(0.09)		(0.19)	(0.12)	(0.18)	(0.05)	(0.16)
Net realized gain	—		(2.57)	(0.47)	(1.92)	(1.24)	(0.55)
Total dividends and distributions	(0.09)		(2.76)	(0.59)	(2.10)	(1.29)	(0.71)

Net asset value, end of period	$21.91		$26.19	$24.95	$16.02	$21.69	$22.40

Total return[3]	(16.03%	)[4]	16.32%	59.94%	(19.29% )	2.94%	5.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,486		$6,611	$7 [5]	$8 [5]	$14 [5]	$18 [5]
Ratio of expenses to average net assets[6]	1.93%		1.97%	1.99%	1.99%	1.94%	1.95% [7]
Ratio of expenses to average net assets prior to fees waived[6]	1.98%		1.97%	1.99%	1.99%	1.94%	1.95%
Ratio of net investment income to average net assets	0.78%		0.18%	0.65%	0.94%	0.59%	0.68%
Ratio of net investment income to average net assets prior to fees waived	0.73%		0.18%	0.65%	0.94%	0.59%	0.68%
Portfolio turnover	28%		64%	60%	68%	51%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio based on the period excluding reorganization expenses was 2.23%.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Value Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$27.78		$26.31	$16.88	$22.72	$23.38	$22.80

Income (loss) from investment operations:
Net investment income[2]	0.24		0.37	0.35	0.47	0.36	0.24
Net realized and unrealized gain (loss)	(4.55)		4.17	9.91	(4.00)	0.50	1.22
Total from investment operations	(4.31)		4.54	10.26	(3.53)	0.86	1.46

Less dividends and distributions from:
Net investment income	(0.19)		(0.50)	(0.36)	(0.39)	(0.28)	(0.33)
Net realized gain	—		(2.57)	(0.47)	(1.92)	(1.24)	(0.55)
Total dividends and distributions	(0.19)		(3.07)	(0.83)	(2.31)	(1.52)	(0.88)

Net asset value, end of period	$23.28		$27.78	$26.31	$16.88	$22.72	$23.38

Total return[3]	(15.62%	)[4]	17.61%	61.66% [4]	(18.40% )	3.95%	6.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$710,701		$938,672	$829 [5]	$522 [5]	$579 [5]	$600	[5]
Ratio of expenses to average net assets[6]	0.88%		0.88%	0.91%	0.92%	0.91%	0.94%	[7]
Ratio of expenses to average net assets prior to fees waived[6]	0.90%		0.88%	0.92%	0.92%	0.91%	0.94%	[7]
Ratio of net investment income to average net assets	1.80%		1.28%	1.62%	1.94%	1.51%	1.01%
Ratio of net investment income to average net assets prior to fees waived	1.78%		1.28%	1.61%	1.94%	1.51%	1.01%
Portfolio turnover	28%		64%	60%	68%	51%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio based on the period excluding reorganization expenses was 0.92%.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$27.54		$26.11	$16.74	$22.56	$23.22	$22.66

Income (loss) from investment operations:
Net investment income[2]	0.12		0.08	0.21	0.33	0.22	0.26
Net realized and unrealized gain (loss)	(4.53)		4.28	9.83	(3.98)	0.49	1.06
Total from investment operations	(4.41)		4.36	10.04	(3.65)	0.71	1.32

Less dividends and distributions from:
Net investment income	(0.09)		(0.36)	(0.20)	(0.25)	(0.13)	(0.21)
Net realized gain	—		(2.57)	(0.47)	(1.92)	(1.24)	(0.55)
Total dividends and distributions	(0.09)		(2.93)	(0.67)	(2.17)	(1.37)	(0.76)

Net asset value, end of period	$23.04		$27.54	$26.11	$16.74	$22.56	$23.22

Total return[3]	(15.98%	)[4]	16.99%	60.59%	(18.94% )	3.35%	5.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17		$14	$— [5,6]	$— [5,6]	$— [5,6]	$— [5,6]
Ratio of expenses to average net assets[7]	1.80%		1.53%	1.57%	1.55%	1.52%	1.53% [8]
Ratio of expenses to average net assets prior to fees waived[7]	2.03%		1.53%	1.57%	1.55%	1.52%	1.53%
Ratio of net investment income to average net assets	0.93%		0.29%	0.96%	1.34%	0.95%	1.13%
Ratio of net investment income to average net assets prior to fees waived	0.70%		0.29%	0.96%	1.34%	0.95%	1.13%
Portfolio turnover	28%		64%	60%	68%	51%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Expense ratio based on the period excluding reorganization expenses was 1.52%.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Value Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$27.89	$26.40	$16.94	$22.80	$23.45	$22.86

Income (loss) from investment operations:
Net investment income[2]	0.25	0.41	0.39	0.51	0.41	0.41
Net realized and unrealized gain (loss)	(4.57)	4.19	9.94	(4.02)	0.50	1.10
Total from investment operations	(4.32)	4.60	10.33	(3.51)	0.91	1.51

Less dividends and distributions from:
Net investment income	(0.18)	(0.54)	(0.40)	(0.43)	(0.32)	(0.37)
Net realized gain	—	(2.57)	(0.47)	(1.92)	(1.24)	(0.55)
Total dividends and distributions	(0.18)	(3.11)	(0.87)	(2.35)	(1.56)	(0.92)

Net asset value, end of period	$23.39	$27.89	$26.40	$16.94	$22.80	$23.45

Total return[3]	(15.54% )	17.81%	61.93%	(18.29% )	4.15%	6.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,229	$126,573	$146 [4]	$113 [4]	$140 [4]	$149 [4]
Ratio of expenses to average net assets[5]	0.74%	0.72%	0.76%	0.77%	0.76%	0.78% [6]
Ratio of net investment income to average net assets	1.87%	1.42%	1.81%	2.13%	1.72%	1.72%
Portfolio turnover	28%	64%	60%	68%	51%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio based on the period excluding reorganization expenses was 0.77%.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Value Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$27.57		$26.14	$16.77	$22.65	$23.31	$22.73

Income (loss) from investment operations:
Net investment income[2]	0.20		0.28	0.33	0.46	0.33	0.34
Net realized and unrealized gain (loss)	(4.51)		4.16	9.80	(4.09)	0.47	1.05
Total from investment operations	(4.31)		4.44	10.13	(3.63)	0.80	1.39

Less dividends and distributions from:
Net investment income	(0.17)		(0.44)	(0.29)	(0.33)	(0.22)	(0.26)
Net realized gain	—		(2.57)	(0.47)	(1.92)	(1.24)	(0.55)
Total dividends and distributions	(0.17)		(3.01)	(0.76)	(2.25)	(1.46)	(0.81)

Net asset value, end of period	$23.09		$27.57	$26.14	$16.77	$22.65	$23.31

Total return[3]	(15.67%	)[4]	17.32% [4]	61.18%	(18.89% )	3.76%	6.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108		$108	$— [5,6]	$— [5,6]	$— [5,6]	$1 [5]
Ratio of expenses to average net assets[7]	1.13%		1.11%	1.18%	1.19%	1.15%	1.22%
Ratio of expenses to average net assets prior to fees waived[7]	1.16%		1.14%	1.18%	1.19%	1.15%	1.22%
Ratio of net investment income to average net assets	1.57%		1.03%	1.61%	1.93%	1.37%	1.43%
Ratio of net investment income to average net assets prior to fees waived	1.54%		1.00%	1.61%	1.93%	1.37%	1.43%
Portfolio turnover	28%		64%	60%	68%	51%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Ivy Funds

September 30, 2022 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 39 series. These financial statements and the related notes pertain to 19 funds: Delaware Global Value Equity Fund (formerly, Delaware Ivy Global Equity Income Fund), Delaware Ivy Core Bond Fund (formerly, Delaware Ivy Securian Core Bond Fund), Delaware Ivy Core Equity Fund, Delaware Ivy Global Bond Fund, Delaware Ivy Global Growth Fund, Delaware Ivy High Income Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy International Value Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Limited-Term Bond Fund, Delaware Ivy Managed International Opportunities Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Smid Cap Core Fund (formerly, Delaware Ivy Small Cap Core Fund), Delaware Ivy Systematic Emerging Markets Equity Fund (formerly, Delaware Ivy Emerging Markets Equity Fund) and Delaware Ivy Value Fund, (each a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds, except for Delaware Global Value Equity Fund and Delaware Ivy Large Cap Growth Fund are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Delaware Global Value Equity Fund and Delaware Ivy Large Cap Growth Fund are considered nondiversified.

The Funds offer Class A, Class C, Class I, and Class R6 shares. Each Fund (other than Delaware Ivy Municipal Bond Fund) offers Class Y shares and each Fund (other than Delaware Ivy Municipal Bond Fund and Delaware Ivy Municipal High Income Fund) offer Class R shares. Effective December 10, 2021, all remaining shares of Class B were converted to Class A shares. On June 13, 2022, all Class E shares were liquidated. Class A shares are subject to an initial sales charge. If you are investing $1 million or more ($250,000 or more for Delaware Ivy Municipal Bond Fund or Delaware Ivy Municipal High Income Fund), either as a lump sum or through one of the sales charge reduction features described in the prospectus, you may be eligible to buy Class A shares without a sales charge. However, for shares of the Funds purchased prior to July 1, 2021, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase; or if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares ($250,000 or more for Delaware Ivy Municipal Bond Fund and Delaware Ivy Municipal High Income Fund) that received a NAV breakpoint, for shares purchased on or after July 1, 2021 that are subject to a CDSC, for each Fund except Delaware Ivy Limited-Term Bond Fund, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. For Delaware Ivy Limited-Term Bond Fund, if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares that received an NAV breakpoint, for shares purchased on or after July 1, 2021 that are subject to a CDSC, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class I, Class R, Class R6, and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap (IRS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows,

Notes to financial statements

Ivy Funds

1. Significant Accounting Policies (continued)

trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Open-end investment companies are valued at their published NAV. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by each Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of each Fund’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2022, and for all open tax years (years ended March 31, 2019-March 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended September 30, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/ or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the

Funds can realize on an investment and/or may result in lower distributions paid to shareholders. Each Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Ivy Core Bond Fund, Delaware Ivy High Income Fund, Delaware Ivy Limited-Term Bond Fund, Delaware Ivy Municipal Bond Fund, and Delaware Ivy Municipal High Income Fund declare daily and pay monthly. Delaware Global Value Equity Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Smid Cap Core Fund and Delaware Ivy Value Fund declare and pay quarterly. Delaware Ivy Core Equity Fund, Delaware Ivy Systematic Emerging Markets Equity Fund, Delaware Ivy Global Growth Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy International Value Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Managed International Opportunities Fund, Delaware Ivy Mid Cap Growth Fund, and Delaware Ivy Small Cap Growth Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Global Value Equity Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.545% of net assets over $5 billion and up to $10 billion;
0.54% of net assets over $10 billion.

Delaware Ivy Core Bond Fund[1]	0.525% of net assets up to $500 million;
0.50% of net assets over $500 million and up to $1 billion;
0.45% of net assets over $1 billion and up to $1.5 billion;
0.40% of net assets over $1.5 billion and up to $5 billion;
0.395% of net assets over $5 billion and up to $10 billion;
0.39% of net assets over $10 billion.

Delaware Ivy Core Equity Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.525% of net assets over $5 billion and up to $6 billion;
0.50% of net assets over $6 billion and up to $10 billion;
0.49% of net assets over $10 billion.

Delaware Ivy Global Bond Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $5 billion;
0.49% of net assets over $5 billion and up to $10 billion;
0.48% of net assets over $10 billion.

Delaware Ivy Global Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.70% of net assets over $3 billion and up to $5 billion;
0.695% of net assets over $5 billion and up to $10 billion;
0.69% of net assets over $10 billion.

Delaware Ivy High Income Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $10 billion;
0.49% of net assets over $10 billion and up to $20 billion;
0.48% of net assets over $20 billion.

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy International Core Equity Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.70% of net assets over $3 billion and up to $5 billion;
0.69% of net assets over $5 billion and up to $10 billion;
0.68% of net assets over $10 billion.

Delaware Ivy International Value Fund[2]	1.00% of net assets up to $500 million;
0.85% of net assets over $500 million and up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion.

Delaware Ivy Large Cap Growth Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.545% of net assets over $5 billion and up to $10 billion;
0.54% of net assets over $10 billion.

Delaware Ivy Limited-Term Bond Fund	0.50% of net assets up to $500 million;
0.45% of net assets over $500 million and up to $1 billion;
0.40% of net assets over $1 billion and up to $1.5 billion;
0.35% of net assets over $1.5 billion and up to $5 billion;
0.34% of net assets over $5 billion and up to $10 billion;
0.33% of net assets over $10 billion.

Delaware Ivy Managed International Opportunities Fund	0.05% of net assets.

Delaware Ivy Mid Cap Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion and up to $15 billion;
0.67% of net assets over $15 billion.

Delaware Ivy Mid Cap Income Opportunities Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion and up to $15 billion;
0.67% of net assets over $15 billion.

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy Municipal Bond Fund	0.525% of net assets up to $500 million;
0.50% of net assets over $500 million and up to $1 billion;
0.45% of net assets over $1 billion and up to $1.5 billion;
0.40% of net assets over $1.5 billion and up to $5 billion;
0.395% of net assets over $5 billion and up to $10 billion;
0.39% of net assets over $10 billion and up to $15 billion;
0.385% of net assets over $15 billion.

Delaware Ivy Municipal High Income Fund	0.525% of net assets up to $500 million;
0.50% of net assets over $500 million and up to $1 billion;
0.45% of net assets over $1 billion and up to $1.5 billion;
0.40% of net assets over $1.5 billion and up to $5 billion;
0.395% of net assets over $5 billion and up to $10 billion;
0.39% of net assets over $10 billion and up to $15 billion;
0.385% of net assets over $15 billion.

Delaware Ivy Small Cap Growth Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

Delaware Ivy Smid Cap Core Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

Delaware Ivy Systematic Emerging Markets Equity Fund	1.00% of net assets up to $500 million;
0.85% of net assets over $500 million and up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.755% of net assets over $5 billion and up to $10 billion;
0.75% of net assets over $10 billion.

Delaware Ivy Value Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.545% of net assets over $5 billion and up to $10 billion;
0.54% of net assets over $10 billion.

[1]	DMC had contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.10% of average daily net assets from July 29, 2021 through July 29, 2022.
[2]	DMC had also contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.21% of average daily net assets from November 15, 2021 through November 15, 2022.

DMC has entered into sub-advisory agreements with the following entities on behalf of the Funds:

Prior to July 29, 2022, under an agreement between DMC and Securian Asset Management, Inc. (Securian AM), Securian AM served as subadviser to Delaware Ivy Core Bond Fund. The subadviser made investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of DMC and the oversight of the Board. DMC paid all applicable costs of the subadviser. Following July 29, 2022, DMC became primarily responsible for the day-to-day management of Delaware Ivy Core Bond Fund. DMC may seek fixed income investment advice, recommendations, discretionary investment advice and trading from its affiliates Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL). DMC pays a sub-advisory fee to each of MIMAK, MIMEL and MIMGL based on the extent to which they provide services to the Fund.

In connection with its management of Delaware Ivy Global Bond Fund, Delaware Ivy High Income Fund, and Delaware Ivy Limited-Term Bond Fund, DMC may seek fixed income investment advice, recommendations, discretionary investment advice and trading from its affiliates MIMAK, MIMEL, and MIMGL. DMC pays a sub-advisory fee to each of MIMAK, MIMEL and MIMGL based on the extent to which they provide services to the Fund.

In addition and with respect only to Delaware Ivy Managed International Opportunities Fund, MIMAK is responsible for the day-to-day management of the Fund. MIMAK may utilize its affiliate MIMGL to execute security trades. DMC pays a sub-advisory fee to each of MIMAK and MIMGL for their services to the Fund.

In addition and with respect only to Delaware Ivy Systematic Emerging Markets Equity Fund, MIMGL is responsible for the day-to-day management of the Fund. MIMGL may utilize its affiliate Macquarie Funds Management Hong Kong Limited (MFMHKL, also an affiliate of DMC) to execute security trades. DMC pays a sub-advisory fee to each of MIMGL and MFMHKL for their services to the Fund.

MIMGL and MFMHKL each serve as sub-advisor to Delaware Ivy Core Equity Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Smid Cap Core Fund, Delaware Ivy Value Fund, Delaware Global Value Equity Fund, Delaware Ivy Global Growth Fund, Delaware Ivy International Core Equity Fund, and Delaware Ivy International Value Fund, executing security trades on behalf of DMC. DMC pays a sub-advisory fee to each of MIMGL and MFMHKL for their services to the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2022, each Fund paid for these services as follows:

Fund	Fees
Delaware Global Value Equity Fund	$11,018
Delaware Ivy Core Bond Fund	23,762
Delaware Ivy Core Equity Fund	72,521
Delaware Ivy Global Bond Fund	14,275
Delaware Ivy Global Growth Fund	16,078
Delaware Ivy High Income Fund	59,714
Delaware Ivy International Core Equity Fund	31,899
Delaware Ivy International Value Fund	6,390
Delaware Ivy Large Cap Growth Fund	87,295
Delaware Ivy Limited-Term Bond Fund	21,341
Delaware Ivy Managed International Opportunities Fund	3,685
Delaware Ivy Mid Cap Growth Fund	109,443
Delaware Ivy Mid Cap Income Opportunities Fund	29,186
Delaware Ivy Municipal Bond Fund	12,378
Delaware Ivy Municipal High Income Fund	16,141

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Fees
Delaware Ivy Small Cap Growth Fund	$36,071
Delaware Ivy Smid Cap Core Fund	11,416
Delaware Ivy Systematic Emerging Markets Equity Fund	21,667
Delaware Ivy Value Fund	25,440

Effective June 27, 2022, DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” From June 27, 2022 through September 30, 2022, each Fund paid for these services as follows:

Fund	Fees
Delaware Global Value Equity Fund	$54,226
Delaware Ivy Core Bond Fund	41,348
Delaware Ivy Core Equity Fund	329,065
Delaware Ivy Global Bond Fund	39,378
Delaware Ivy Global Growth Fund	77,568
Delaware Ivy High Income Fund	273,922
Delaware Ivy International Core Equity Fund	104,799
Delaware Ivy International Value Fund	17,821
Delaware Ivy Large Cap Growth Fund	305,491
Delaware Ivy Limited-Term Bond Fund	60,646
Delaware Ivy Managed International Opportunities Fund	13,813
Delaware Ivy Mid Cap Growth Fund	339,137
Delaware Ivy Mid Cap Income Opportunities Fund	53,595
Delaware Ivy Municipal Bond Fund	36,740
Delaware Ivy Municipal High Income Fund	53,693
Delaware Ivy Small Cap Growth Fund	170,928
Delaware Ivy Smid Cap Core Fund	39,304
Delaware Ivy Systematic Emerging Markets Equity Fund	82,562
Delaware Ivy Value Fund	71,384

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Funds and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” These fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Under the Shareholder Servicing Agreement between the Trust and WISC (that was in effect until June 27, 2022), with respect to Class A and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund paid a monthly fee that ranged from $1.5042 to $1.6958 per account; however, WISC had agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reached certain levels. Delaware Ivy Limited-Term Bond Fund Class A, which also had check writing privileges, paid $0.75 for each shareholder check processed in the prior month. For Class R shares, each Fund paid a monthly fee equal to one-twelfth of 0.25 of 1.00% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund paid a monthly fee equal to one-twelfth of 0.15 of 1.00% of the average daily net assets of the class for the preceding month. For Class R6 shares, each Fund paid WISC a monthly fee equal to one-twelfth of 0.01 of 1.00% of the average daily net assets of the class for the preceding month. Each Fund also reimbursed WISC for certain out-of-pocket costs for all classes.

For certain networked accounts (that is, those accounts whose Fund shares were purchased through certain financial intermediaries), WISC had agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may have been paid by the Funds to those intermediaries. The Fund would reimburse WISC for such costs if the annual rate of the third-party per account charged for a Fund were less than or equal to $12.00 per account or an annual fee of 0.14 of 1.00% that is based on average daily net assets.

Certain broker-dealers that maintained shareholder accounts with each Fund through an omnibus account provided transfer agent and other shareholder-related services that would otherwise have been provided by WISC if the individual accounts that comprised the omnibus account were opened by their beneficial owners directly. Each Fund could pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of the Class A, Class C, Class R, and Class Y shares, respectively. The fees are calculated daily and paid monthly. Class I and Class R6 shares do not pay 12b-1 fees.

From July 29, 2022, (except as noted below) DMC, DDLP and/or DIFSC (through July 29, 2023) have contractually agreed to waive all or a portion of its fees and/or pay/reimburse expenses (excluding acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC, DDLP, DIFSC and/or each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets Class A	Operating expense limitation as a percentage of average daily net assets Class C	Operating expense limitation as a percentage of average daily net assets Class I	Operating expense limitation as a percentage of average daily net assets Class R	Operating expense limitation as a percentage of average daily net assets Class R6	Operating expense limitation as a percentage of average daily net assets Class Y
Delaware Global Value Equity Fund	1.17%	1.92%	0.92%	1.42%	n/a	1.17%
Delaware Ivy Core Bond Fund	0.70%	1.45%	0.45%	0.95%	0.45%	0.70%
Delaware Ivy Core Equity Fund	1.00%	1.75%	0.75%	1.25%	n/a	1.00%
Delaware Ivy Global Bond Fund	0.96%	1.71%	0.71%	1.21%	n/a	0.96%
Delaware Ivy Global Growth Fund	1.21%	1.97%	0.97%	1.47%	n/a	1.22%
Delaware Ivy High Income Fund	1.00%	1.75%	0.75%	1.25%	n/a	1.00%
Delaware Ivy International Core Equity Fund	1.04%	1.79%	0.79%	1.29%	0.79%	1.04%
Delaware Ivy International Value Fund	1.20%	1.95%	0.95%	1.45%	n/a	1.20%

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Operating expense limitation as a percentage of average daily net assets Class A	Operating expense limitation as a percentage of average daily net assets Class C	Operating expense limitation as a percentage of average daily net assets Class I	Operating expense limitation as a percentage of average daily net assets Class R	Operating expense limitation as a percentage of average daily net assets Class R6	Operating expense limitation as a percentage of average daily net assets Class Y
Delaware Ivy Large Cap Growth Fund	0.89%	1.64%	0.64%	1.14%	0.64%	0.89%
Delaware Ivy Limited-Term Bond Fund	0.78%	1.53%	0.53%	1.03%	n/a	0.78%
Delaware Ivy Managed International Opportunities Fund	n/a	n/a	n/a	n/a	n/a	n/a
Delaware Ivy Mid Cap Growth Fund	1.04%	1.79%	0.79%	1.29%	0.79%	1.04%
Delaware Ivy Mid Cap Income Opportunities Fund	1.08%	1.83%	0.83%	1.33%	0.83%	1.08%
Delaware Ivy Municipal Bond Fund	0.80%	1.55%	0.55%	n/a	0.55%	n/a
Delaware Ivy Municipal High Income Fund	0.86%	1.58%	0.61%	n/a	n/a	0.86%
Delaware Ivy Small Cap Growth Fund	1.14%	1.89%	0.89%	1.39%	0.89%	1.14%
Delaware Ivy Smid Cap Core Fund	1.14%	1.89%	0.89%	1.39%	0.89%	1.14%
Delaware Ivy Systematic Emerging Markets Equity Fund	1.15%	1.80%	0.80%	1.30%	0.76%	1.15%
Delaware Ivy Value Fund	1.08%	1.83%	0.83%	1.33%	n/a	1.08%

Prior to July 29, 2022, DMC, DDLP, WISC and/or DIFSC (as applicable) had contractually agreed to waive all or a portion of its fees and/or pay/ reimburse expenses in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets.

Fund	Operating expense limitation as a percentage of average daily net assets Class A	Operating expense limitation as a percentage of average daily net assets Class C	Operating expense limitation as a percentage of average daily net assets Class I	Operating expense limitation as a percentage of average daily net assets Class R	Operating expense limitation as a percentage of average daily net assets Class R6	Operating expense limitation as a percentage of average daily net assets Class Y
Delaware Global Value Equity Fund	1.22%	n/a	0.92%	n/a	n/a	1.19%
Delaware Ivy Core Bond Fund[1]	n/a	n/a	0.45%	n/a	0.45%	n/a
Delaware Ivy Core Equity Fund	1.03%	n/a	0.84%	n/a	n/a	0.84%
Delaware Ivy Global Bond Fund[2]	0.96%	1.72%	0.74%	n/a	0.74%	0.96%
Delaware Ivy Global Growth Fund	n/a	n/a	1.06%	n/a	n/a	n/a
Delaware Ivy High Income Fund	n/a	1.66%	n/a	n/a	n/a	n/a
Delaware Ivy International Core Equity Fund[1]	1.23%	1.92%	0.79%	1.53%	0.79%	1.18%
Delaware Ivy International Value Fund	n/a	n/a	n/a	n/a	n/a	n/a
Delaware Ivy Large Cap Growth Fund	1.04%	n/a	0.64%	n/a	0.64%	1.05%
Delaware Ivy Limited-Term Bond Fund	n/a	n/a	n/a	n/a	n/a	n/a
Delaware Ivy Managed International Opportunities Fund[1]	0.46%	1.25%	0.16%	0.72%	n/a	0.38%
Delaware Ivy Mid Cap Growth Fund[1]	1.30%	n/a	0.79%	n/a	0.79%	n/a
Delaware Ivy Mid Cap Income Opportunities Fund[1]	1.34%	2.06%	0.83%	1.80%	0.83%	1.35%

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Operating expense limitation as a percentage of average daily net assets Class A	Operating expense limitation as a percentage of average daily net assets Class C	Operating expense limitation as a percentage of average daily net assets Class I	Operating expense limitation as a percentage of average daily net assets Class R	Operating expense limitation as a percentage of average daily net assets Class R6	Operating expense limitation as a percentage of average daily net assets Class Y
Delaware Ivy Municipal Bond Fund	0.83%	n/a	0.70%	n/a	n/a	n/a
Delaware Ivy Municipal High Income Fund	n/a	1.58%	0.61%	n/a	n/a	0.94%
Delaware Ivy Small Cap Growth Fund	n/a	2.04%	0.89%	n/a	0.89%	n/a
Delaware Ivy Smid Cap Core Fund[1]	n/a	n/a	0.89%	n/a	0.89%	n/a
Delaware Ivy Systematic Emerging Markets Equity Fund	1.56%	n/a	0.99%	n/a	0.99%	n/a
Delaware Ivy Value Fund	1.20%	n/a	0.92%	n/a	n/a	n/a

[1]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.
[2]	Effective November 15, 2021 through November 15, 2022. Prior to July 29, 2021, the Class Y expense limit in effect was 0.99%.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended September 30, 2022, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Global Value Equity Fund	$11,453
Delaware Ivy Core Bond Fund	19,372
Delaware Ivy Core Equity Fund	36,997
Delaware Ivy Global Bond Fund	3,024
Delaware Ivy Global Growth Fund	6,877
Delaware Ivy High Income Fund	24,068
Delaware Ivy International Core Equity Fund	14,972
Delaware Ivy International Value Fund	13,455
Delaware Ivy Large Cap Growth Fund	32,518
Delaware Ivy Limited-Term Bond Fund	7,842
Delaware Ivy Managed International Opportunities Fund	759
Delaware Ivy Mid Cap Growth Fund	40,712
Delaware Ivy Mid Cap Income Opportunities Fund	14,071
Delaware Ivy Municipal Bond Fund	3,635
Delaware Ivy Municipal High Income Fund	5,485

Fund	Fees
Delaware Ivy Small Cap Growth Fund	$17,926
Delaware Ivy Smid Cap Core Fund	3,369
Delaware Ivy Systematic Emerging Markets Equity Fund	18,830
Delaware Ivy Value Fund	8,893

For the six months ended September 30, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Global Value Equity Fund	$13,920
Delaware Ivy Core Bond Fund	10,589
Delaware Ivy Core Equity Fund	231,762
Delaware Ivy Global Bond Fund	4,455
Delaware Ivy Global Growth Fund	17,491
Delaware Ivy High Income Fund	116,673
Delaware Ivy International Core Equity Fund	20,811
Delaware Ivy International Value Fund	3,184
Delaware Ivy Large Cap Growth Fund	271,389
Delaware Ivy Limited-Term Bond Fund	31,384
Delaware Ivy Managed International Opportunities Fund	3,739
Delaware Ivy Mid Cap Growth Fund	202,765
Delaware Ivy Mid Cap Income Opportunities Fund	27,875
Delaware Ivy Municipal Bond Fund	5,021
Delaware Ivy Municipal High Income Fund	11,413
Delaware Ivy Small Cap Growth Fund	98,743
Delaware Ivy Smid Cap Core Fund	19,187
Delaware Ivy Systematic Emerging Markets Equity Fund	23,574
Delaware Ivy Value Fund	78,275

For the six months ended September 30, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Global Value Equity Fund	$36	$143
Delaware Ivy Core Bond Fund	226	729
Delaware Ivy Core Equity Fund	995	1,355
Delaware Ivy Global Bond Fund	383	32
Delaware Ivy Global Growth Fund	505	1,096
Delaware Ivy High Income Fund	3,728	1,945
Delaware Ivy International Core Equity Fund	9	310
Delaware Ivy International Value Fund	42	643
Delaware Ivy Large Cap Growth Fund	830	2,012
Delaware Ivy Limited-Term Bond Fund	788	639
Delaware Ivy Managed International Opportunities Fund	356	19
Delaware Ivy Mid Cap Growth Fund	8,658	6,220
Delaware Ivy Mid Cap Income Opportunities Fund	317	978
Delaware Ivy Municipal Bond Fund	4,062	156
Delaware Ivy Municipal High Income Fund	1,829	590
Delaware Ivy Small Cap Growth Fund	1,065	874
Delaware Ivy Smid Cap Core Fund	443	127
Delaware Ivy Systematic Emerging Markets Equity Fund	228	563
Delaware Ivy Value Fund	239	137

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the six months ended September 30, 2022, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Funds’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended September 30, 2022, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Ivy Municipal Bond Fund	$58,471,075	$72,584,951	$(9,828,274)
Delaware Ivy Municipal High Income Fund	455,036,604	467,075,329	(33,766,077)
Delaware Ivy Smid Cap Core Fund	4,771,458	—	—

A summary of the transactions in affiliated companies during the six months ended September 30, 2022 was as follows:

	Value, beginning of period	Gross additions	Gross reductions(1)	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund(2)	Value, end of period	Shares	Interest income
Delaware Ivy High Income Fund
Corporate Bonds—0.83%
New Cotai 5.00% 2/2/27∞,=	$50,239,865	$93,119	$(871,897)	$—	$(27,710,021)	$21,751,066	21,805,540	$640,385
Common Stocks—1.14%
ASG Warrant=	$—	$—	$—	$—	$—	$—	19,688	—
BIS Industries Holdings†,=	—	—	—	—	110,224	110,224	19,682,813	—
Foresight Energy†,=	24,337,269	—	—	—	(7,710,154)	16,627,115	1,117,414	—
Larchmont Resources†,=	1,678,897	—	—	—	—	1,678,897	18,339	—
Maritime Finance=	4,444,478	—	—	—	(2,047,143)	2,397,335	1,750,000	—
New Cotai =,†	18,723,615	—	—	—	(18,723,615)	—	20,316,462	—
True Religion Apparel=, †	7,866,362	—	—	—	1,269,496	9,135,858	395	—
Total	$57,050,621	$—	$—	$—	$(27,101,192)	$29,949,429		$640,385
Preferred Stock—0.08%
True Religion Apparelω, =	$2,050,430	$—	$—	$—	$—	$2,050,430	—	$—
Loan Agreements—0.00%
Foresight Exit TL A	$7,745,360	$—	$(7,706,826)	$—	$(38,534)	$—	—	$—

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Income distributions
Delaware Ivy Managed International Opportunities Fund
Affiliated Mutual Funds—99.56%
Delaware Global Value Equity Fund Class R6	$12,801,018	$119,212	$(2,556,776)	$(342,429)	$(1,691,487)	$8,329,538	801,688	$112,991
Delaware Ivy International Core Equity Fund Class R6	60,045,970	29,831	(9,841,540)	(1,798,174)	(10,070,271)	38,365,816	2,550,919	—
Delaware Ivy International Small Cap Fund Class R6	6,730,074	229,994	(936,836)	(176,291)	(1,574,011)	4,272,930	500,343	—
Delaware Ivy International Value Fund Class R6	20,115,871	65,403	(2,954,549)	(481,857)	(3,687,207)	13,057,661	991,470	—
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	33,029,847	296,209	(4,718,402)	818,085	(7,597,201)	21,828,538	1,195,429	—
Total	$132,722,780	$740,649	$(21,008,103)	$(1,980,666)	$(24,620,177)	$85,854,483		$112,991

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares
Delaware Ivy Mid Cap Income Opportunities Fund
Limited Partnerships—0.00%
Rattler Midstream	$28,122,001	$—	$(29,832,048)	$(1,376,599)	$3,086,646	$—	—

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares
Delaware Ivy Small Cap Growth Fund
Common Stock—0.00%
PetIQ	$34,267,604	$—	$(17,130,182)	$(20,140,630)	$3,003,208	$—	—

(1)	The amount shown included return of capital.
(2)	Does not tie to Net change in unrealized appreciation (depreciation) on affiliated investments on the Statements of operations as a result of previously unaffiliated securities moving to affiliated.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
∞	Issuer is not an affiliated investment of the Fund at March 31, 2022.

3. Investments

For the six months ended September 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Delaware Global Value Equity Fund	$49,481,300	$—	$128,226,011	$—
Delaware Ivy Core Bond Fund	141,899,563	316,913,170	327,453,153	338,635,295
Delaware Ivy Core Equity Fund	592,904,587	—	1,021,853,902	—
Delaware Ivy Global Bond Fund	170,990,938	70,623,478	227,247,231	36,755,183
Delaware Ivy Global Growth Fund	176,160,399	—	303,924,971	—
Delaware Ivy High Income Fund	772,016,190	—	949,828,446	—
Delaware Ivy International Core Equity Fund	304,549,248	—	586,152,909	—
Delaware Ivy International Value Fund	20,649,476	—	61,608,000	—
Delaware Ivy Large Cap Growth Fund	174,515,869	—	580,211,335	—
Delaware Ivy Limited-Term Bond Fund	87,440,365	414,456,208	246,636,129	490,203,627
Delaware Ivy Managed International Opportunities Fund	740,649	—	21,008,104	—
Delaware Ivy Mid Cap Growth Fund	643,779,659	—	937,685,828	—
Delaware Ivy Mid Cap Income Opportunities Fund	231,621,576	—	438,019,934	—
Delaware Ivy Municipal Bond Fund	139,439,727	—	258,351,235	—
Delaware Ivy Municipal High Income Fund	484,093,579	—	587,937,197	—
Delaware Ivy Small Cap Growth Fund	459,624,046	—	722,680,970	—
Delaware Ivy Smid Cap Core Fund	45,886,639	—	129,848,830	—
Delaware Ivy Systematic Emerging Markets Equity Fund	590,393,016	—	746,783,640	—
Delaware Ivy Value Fund	359,724,255	—	501,709,970	—

Notes to financial statements

Ivy Funds

3. Investments (continued)

At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Global Value Equity Fund	$430,124,872	$11,754,493	$(96,389,442)	$(84,634,949)
Delaware Ivy Core Bond Fund	591,709,474	191,088	(57,652,400)	(57,461,312)
Delaware Ivy Core Equity Fund	2,462,963,535	1,081,134,666	(154,404,756)	926,729,910
Delaware Ivy Global Bond Fund	465,675,905	2,959,747	(47,616,798)	(44,657,051)
Delaware Ivy Global Growth Fund	554,854,890	115,613,354	(91,123,169)	24,490,185
Delaware Ivy High Income Fund	3,406,348,901	10,438,122	(809,887,142)	(799,449,020)
Delaware Ivy International Core Equity Fund	1,368,124,716	154,073,721	(319,762,330)	(165,688,609)
Delaware Ivy International Value Fund	149,243,420	2,937,765	(40,323,515)	(37,385,750)
Delaware Ivy Large Cap Growth Fund	2,232,517,159	1,996,099,474	(179,992,418)	1,816,107,056
Delaware Ivy Limited-Term Bond Fund	716,221,017	128,700	(36,609,748)	(36,481,048)
Delaware Ivy Managed International Opportunities Fund	87,873,824	8,290,777	(9,811,283)	(1,520,506)
Delaware Ivy Mid Cap Growth Fund	4,643,093,138	1,504,391,488	(819,278,803)	685,112,685
Delaware Ivy Mid Cap Income Opportunities Fund	1,143,135,747	218,597,415	(100,065,665)	118,531,750
Delaware Ivy Municipal Bond Fund	473,735,536	8,938,062	(46,256,287)	(37,318,225)
Delaware Ivy Municipal High Income Fund	741,353,991	7,158,638	(127,798,949)	(120,640,311)
Delaware Ivy Small Cap Growth Fund	1,581,811,079	248,264,575	(208,960,193)	39,304,382
Delaware Ivy Smid Cap Core Fund	475,167,304	26,231,970	(78,882,627)	(52,650,657)
Delaware Ivy Systematic Emerging Markets Equity Fund	1,049,005,086	180,071,910	(242,027,476)	(61,955,566)
Delaware Ivy Value Fund	1,037,464,648	196,487,784	(129,535,564)	66,952,220

At March 31, 2022, capital loss carryforwards available to offset future realized capital gains, were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Ivy Global Bond Fund	$44,679,050	$21,697,213	$66,376,263
Delaware Ivy High Income Fund	185,353,821	1,096,030,895	1,281,384,716
Delaware Ivy International Core Equity Fund	27,785,341	18,622,324	46,407,665
Delaware Ivy Limited-Term Bond Fund	10,307,499	5,472,441	15,779,940
Delaware Ivy Municipal High Income Fund	423,914	37,755,050	38,178,964

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2022:

	Delaware Global Value Equity Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Denmark	$—	$12,395,444	$12,395,444
France	—	36,044,693	36,044,693
Germany	—	29,519,477	29,519,477
Japan	—	21,337,182	21,337,182
Netherlands	—	12,336,840	12,336,840
Norway	—	13,649	13,649
South Africa	—	15,013	15,013
Spain	—	13,276,406	13,276,406
Sweden	—	18,339,152	18,339,152
Switzerland	—	33,357,020	33,357,020
United Kingdom	—	40,931,809	40,931,809
United States	112,861,981	—	112,861,981
Exchange-Traded Fund	3,128,699	—	3,128,699
Rights	1,560,732	—	1,560,732
Securities Lending Collateral	10,376,075	—	10,376,075
Total Value of Securities	$127,927,487	$217,566,685	$345,494,172
Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$120	$120

Notes to financial statements

Ivy Funds

3. Investments (continued)

Derivatives
Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,369)	$(4,369)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy Core Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$12,118,497	$12,118,497
Agency Commercial Mortgage-Backed Security	—	6,475,125	6,475,125
Agency Mortgage-Backed Securities	—	81,794,579	81,794,579
Corporate Bonds	—	228,304,194	228,304,194
Municipal Bonds	—	9,814,100	9,814,100
Non-Agency Asset-Backed Securities	—	47,641,988	47,641,988
Non-Agency Collateralized Mortgage Obligations	—	53,855,597	53,855,597
Non-Agency Commercial Mortgage-Backed Securities	—	33,513,029	33,513,029
Preferred Stock	3,096,000	—	3,096,000
Sovereign Bonds	—	13,791,842	13,791,842
US Treasury Obligations	—	44,785,710	44,785,710
Total Value of Securities	$3,096,000	$532,094,661	$535,190,661

Derivatives[1]
Liabilities:
Futures Contracts	$(942,499)	$—	$(942,499)

1 Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Ivy Core Equity Fund
Level 1
Securities
Assets:
Common Stocks	$3,225,858,203
Short-Term Investments	162,101,192
Securities Lending Collateral	1,734,050
Total Value of Securities	$3,389,693,445

	Delaware Ivy Global Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$12,716,024	$12,716,024
Corporate Bonds	—	208,156,579	208,156,579
Sovereign Bonds	—	74,862,111	77,201,120

	Delaware Ivy Global Bond Fund
	Level 1	Level 2	Total
Supranational Banks	$—	$8,690,973	$8,690,973
US Treasury Obligations	—	107,255,402	107,255,402
Options Purchased	758,997	—	758,997
Securities Lending Collateral	4,660,200	—	4,660,200
Total Value of Securities Before Options Written	$5,419,197	$411,681,089	$419,439,295
Liabilities:
Options Written	$(307,090)	$—	$(307,090)

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$2,462,829	$2,462,829
Futures Contracts	4,233,413	—	4,233,413
Liabilities:
Futures Contracts	$(2,346,764)	$—	$(2,346,764)
Foreign Currency Exchange Contracts	—	(993,659)	(993,659)

1 Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy Global Growth Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Canada	$20,091,381	$—	$20,091,381
China	14,214,899	—	14,214,899
China/Hong Kong	—	16,493,642	16,493,642
Denmark	—	9,982,145	9,982,145
France	—	33,608,555	33,608,555
Germany	—	29,459,533	29,459,533
Hong Kong	—	6,721,267	6,721,267
India	—	31,525,591	31,525,591
Israel	10,344,935	—	10,344,935
Italy	—	6,895,026	6,895,026
Japan	—	20,108,697	20,108,697
Taiwan	—	12,645,644	12,645,644
United Kingdom	—	20,113,962	20,113,962
United States	337,177,810	6,278,143	343,455,953
Short-Term Investments	2,473,018	—	2,473,018
Securities Lending Collateral	1,210,874	—	1,210,874
Total Value of Securities	$385,512,917	$193,832,205	$579,345,122
Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(47)	$(47)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements

Ivy Funds

3. Investments (continued)

	Delaware Ivy High Income Fund
	Level 1	Level 2	Level 3		Total
Securities
Assets:
Common Stocks
Basic Industry	$—	$—	$17,272,429		$17,272,429
Consumer Goods	—	—	—	[1]	—
Energy	98,361	—	13,742,983		13,841,344
Leisure	13,383,103	—	—		13,383,103
Media	809	—	—		809
Retail	—	—	9,135,858		9,135,858
Services	26,986,288	—	—		26,986,288
Utilities	—	—	1,678,897		1,678,897
Convertible Bond	—	4,160,021	—		4,160,021
Corporate Bonds[1]	—	2,044,471,188	21,751,066		2,066,222,254
Loan Agreements	—	319,553,245	—		319,553,245
Municipal Bonds	—	18,202,477	—		18,202,477
Preferred Stock	—	—	2,050,430		2,050,430
Warrants	418,798	—	—		418,798
Short-Term Investments	85,398,349	—	—		85,398,349
Securities Lending Collateral	26,331,620	—	—		26,331,620
Total Value of Securities	$152,617,328	$2,386,386,931	$65,631,663		$2,604,635,922

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$2,263,959	$—		$2,263,959

1 The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investments in this table.

2 Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy International Core Equity Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Australia	$—	$15,167,960	$15,167,960
Austria	—	12,096,770	12,096,770
Brazil	49,577,582	—	49,577,582
Canada	92,528,600	—	92,528,600
China	71,603,057	72,126,053	143,729,110
Denmark	—	48,324,000	48,324,000
France	—	157,301,208	157,301,208
Germany	—	134,028,244	134,028,244
Hong Kong	—	18,322,051	18,322,051
India	—	9,163,442	9,163,442
Japan	—	110,101,591	110,101,591
Netherlands	—	45,206,848	45,206,848
Norway	—	17,165,757	17,165,757
Republic of Korea	—	45,274,403	45,274,403
Spain	—	17,766,775	17,766,775
Switzerland	11,608,539	—	11,608,539
Taiwan	—	23,077,638	23,077,638
United Kingdom	32,635,466	96,296,598	128,932,064
United States	23,103,301	52,387,858	75,491,159
Short-Term Investments	31,579,702	—	31,579,702
Securities Lending Collateral	15,995,647	—	15,995,647
Total Value of Securities	$328,631,894	$873,807,196	$1,202,439,090
Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(2,983)	$(2,983)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements

Ivy Funds

3. Investments (continued)

	Delaware Ivy International Value Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Denmark	$—	$5,500,895	$5,500,895
Finland	—	15,026	15,026
France	11,220	18,511,939	18,523,159
Germany	—	12,827,782	12,827,782
Hong Kong	—	11,756	11,756
Japan	—	12,469,067	12,469,067
Netherlands	—	5,181,656	5,181,656
Spain	—	6,164,377	6,164,377
Sweden	—	8,899,399	8,899,399
Switzerland	—	16,986,361	16,986,361
United Kingdom	—	18,648,393	18,648,393
Exchange-Traded Funds	2,151,026	—	2,151,026
Rights	785,815	—	785,815
Securities Lending Collateral	3,694,164	—	3,694,164
Total Value of Securities	$6,642,225	$105,216,651	$111,858,876
Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,206)	$(1,206)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Ivy Large Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$4,043,163,625
Securities Lending Collateral	5,460,590
Total Value of Securities	$4,048,624,215

	Delaware Ivy Limited-Term Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$2,658,942	$2,658,942
Agency Commercial Mortgage-Backed Securities	—	68,501,929	68,501,929
Collateralized Debt Obligations	—	60,833,927	60,833,927
Corporate Bonds	—	454,169,723	454,169,723
Non-Agency Asset-Backed Securities	—	27,454,588	27,454,588
Supranational Bank	—	1,481,008	1,481,008

	Delaware Ivy Limited-Term Bond Fund
	Level 1	Level 2	Total
US Treasury Obligations	$—	$60,153,020	$60,153,020
Short-Term Investments	5,038,095	—	5,038,095
Securities Lending Collateral	888,680	—	888,680
Total Value of Securities	$5,926,775	$675,253,137	$681,179,912

Derivatives[1]
Assets:
Futures Contracts	$1,339,694	$—	$1,339,694
Liabilities:
Futures Contracts	$(2,779,637)	$—	$(2,779,637)

1 Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Ivy Managed International Opportunities Fund
Level 1
Securities
Assets:
Affiliated Mutual Funds	$85,854,483
Short-Term Investments	498,835
Total Value of Securities	$86,353,318

Delaware Ivy Mid Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$5,252,776,437
Short-Term Investments	1,607,646
Securities Lending Collateral	73,821,740
Total Value of Securities	$5,328,205,823

Delaware Ivy Mid Cap Income Opportunities Fund
Level 1
Securities
Assets:
Common Stocks	$1,250,505,663
Short-Term Investments	11,161,834
Total Value of Securities	$1,261,667,497

Notes to financial statements

Ivy Funds

3. Investments (continued)

	Delaware Ivy Municipal Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$436,070,866	$436,070,866
Short-Term Investments	46,445	300,000	346,445
Total Value of Securities	$46,445	$436,370,866	$436,417,311

	Delaware Ivy Municipal High Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Municipal Bonds	$—	$615,969,924	$— [1]	$615,969,924
Short-Term Investments[2]	1,743,756	3,000,000	—	4,743,756
Total Value of Securities	$1,743,756	$618,969,924	$—	$620,713,680

[1] The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investments in this table.
[2] Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Short-Term Investments	36.76%	63.24%	—	100.00%

Delaware Ivy Small Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$1,586,161,291
Short-Term Investments	10,761,938
Securities Lending Collateral	24,192,232
Total Value of Securities	$1,621,115,461

Delaware Ivy Smid Cap Core Fund
Level 1
Securities
Assets:
Common Stocks	$409,459,051
Short-Term Investments	7,202,665
Securities Lending Collateral	5,854,931
Total Value of Securities	$422,516,647

	Delaware Ivy Systematic Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$19,624,437	$89,627,623	$229,514	$109,481,574
Consumer Discretionary	31,937,293	93,107,348	1,130,874	126,175,515
Consumer Staples	26,905,098	49,160,027	—	76,065,125
Energy	15,673,921	46,971,574	305,262	62,950,757
Financials	32,107,802	174,364,291	42,485	206,514,578
Healthcare	2,439,258	16,326,577	—	18,765,835
Industrials	1,434,086	50,529,081	—	51,963,167
Information Technology	249,311	213,934,490	—	214,183,801
Materials	8,851,191	69,977,662	—	78,828,853
Real Estate	—	13,685,708	—	13,685,708
Utilities	3,561,177	1,524,783	—	5,085,960
Preferred Stocks	18,603,586	—	—	18,603,586
Short-Term Investments	1,998,045	—	—	1,998,045
Securities Lending Collateral	2,747,194	—	—	2,747,194
Total Value of Securities	$166,132,399	$819,209,164	$1,708,135	$987,049,698

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(178)	$—	$(178)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Ivy Value Fund
Level 1
Securities
Assets:
Common Stocks	$1,082,537,698
Short-Term Investments	21,889,096
Total Value of Securities Before Options Written	$1,104,426,794
Liabilities:
Options Written	$(9,926)

During the six months ended September 30, 2022, for all funds except Delaware Ivy High Income Fund, there were no transfers into or out of Level 3 investments. Each Funds’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets.

Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Delaware Ivy Municipal High Income Fund and Delaware Ivy Systematic Emerging Markets Equity Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the period. Delaware Global Value Equity Fund, Delaware Ivy Core Bond Fund,

Notes to financial statements

Ivy Funds

3. Investments (continued)

Delaware Ivy Core Equity Fund, Delaware Ivy Global Bond Fund, Delaware Ivy Global Growth Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy International Value Fund, Delaware Ivy Limited-Term Bond Fund, Delaware Ivy Managed International Opportunities Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Municipal Bond Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Smid Cap Core Fund and Delaware Ivy Value Fund had no level 3 investments at September 30, 2022.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

Delaware Ivy High Income Fund

	Corporate Bonds	Common Stocks	Preferred Stock
Balance as of 3/31/22	$—	$20,937,602	$—
Net change in unrealized appreciation (depreciation)	726,777	(53,224,260)	6,748,583
Transfers in	21,024,289	74,116,825	(4,698,153)
Balance as of 9/30/22	$21,751,066	$41,830,167	$2,050,430
Net change in unrealized appreciation (depreciation)from Level 3 investments still held as of 9/30/22	$726,777	$(53,224,260)	$(4,698,153)

A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for Delaware Ivy High Income Fund is as follows:

Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value
Corporate Bonds	$21,751,066	Market approach	Financials	N/A
Common Stocks	6,671	Liquidation approach	Net asset value	N/A
Common Stocks	11,338,977	Market approach	Broker quotes	N/A
			EV/EBITDA multiple	2.82x
Common Stocks	9,135,858	Market approach	EV/Revenue multiple	0.45x
Common Stocks	2,213,987	Market approach	Financials	N/A
Common Stocks	2,397,335	Market approach	Sum of Parts (Adjusted Book Value)	N/A
Common Stocks	16,627,115	Market approach	Discount for lack of marketability	30%
Common Stocks	110,224	Market approach	EV/EBITDA multiple	5.67x
			EV/EBITDA multiple	2.82x
Preferred Stock	2,050,430	Market approach	EV/Revenue multiple	0.45x

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Global Value Equity Fund		Delaware Ivy Core Bond Fund		Delaware Ivy Core Equity Fund
	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	280,335	727,114	605,524	2,321,079	2,586,065	5,062,451
Class B1	—	10	—	—	—	3,016
Class C	12,545	20,250	18,607	71,454	102,405	241,524
Class E	2,826	23,204	11,584	44,412	30,338	79,268
Class I	982,005	1,307,962	2,289,162	9,895,333	4,046,023	11,001,554
Class R	2,329	1,627	7,327	4,483	4,080	2,984
Class R6[2]	11,896	77,451	915,180	2,118,948	567,500	814,428
Class Y	3,338	9,298	64,384	124,007	35,340	226,982

Shares issued upon reinvestment of dividends and distributions:
Class A	172,758	1,701,216	204,150	387,774	—	23,068,056
Class B1	—	265	—	46	—	—
Class C	1,933	31,193	4,314	9,603	—	289,195
Class E	2,617	30,031	1,449	8,581	—	125,327
Class I	139,480	1,454,940	578,813	1,542,969	—	5,671,255
Class R	22	100	993	1,480	—	510
Class R6[2]	10,552	116,938	160,831	405,312	—	474,126
Class Y	991	9,138	7,667	13,049	—	141,536
	1,623,627	5,510,737	4,869,985	16,948,530	7,371,751	47,202,212

Shares redeemed:
Class A	(2,573,765)	(4,245,448)	(3,005,041)	(5,470,636)	(17,626,167)	(28,289,040)
Class B1	—	(143,225)	—	(24,604)	—	—
Class C	(70,385)	(194,724)	(177,268)	(446,388)	(483,082)	(872,010)
Class E	(377,167)	(56,499)	(424,743)	(91,151)	(1,065,074)	(163,361)
Class I	(4,815,316)	(6,138,844)	(17,270,450)	(34,439,232)	(12,182,110)	(19,284,543)
Class R	(234)	(4,456)	(570)	(5,459)	(221)	(23,781)
Class R6[2]	(234,389)	(838,043)	(6,695,651)	(5,059,794)	(2,163,967)	(1,309,870)
Class Y	(23,327)	(39,530)	(99,785)	(168,975)	(65,389)	(203,602)
	(8,094,583)	(11,660,769)	(27,673,508)	(45,706,239)	(33,586,010)	(50,343,195)
Net decrease	(6,470,956)	(6,150,032)	(22,803,523)	(28,757,709)	(26,214,259)	(3,140,983)

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

	Delaware Ivy Global Bond Fund		Delaware Ivy Global Growth Fund		Delaware Ivy High Income Fund
	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	466,486	1,792,314	64,484	250,954	9,236,161	29,639,151
Class B1	—	—	—	—	—	1,224
Class C	7,334	79,603	4,977	8,492	883,578	3,370,392
Class E	—	—	—	—	11,754	103,840
Class I	3,327,137	8,501,414	380,530	795,576	37,515,428	58,949,790
Class R	10,912	6,723	404	478	117,963	538,192
Class R6[2]	2,223,653	10,500,290	33,510	49,768	1,616,263	2,799,677
Class Y	11,124	75,469	973	4,252	1,815,844	5,267,236

Shares issued upon reinvestment of dividends and distributions:
Class A	143,174	406,091	—	603,941	7,389,111	14,856,337
Class B1	—	209	—	—	—	16,030
Class C	2,053	6,610	—	6,950	848,449	1,958,489
Class E	—	—	—	—	13,889	79,588
Class I	203,559	649,756	—	509,131	7,009,797	15,408,486
Class R	227	549	—	970	212,620	406,680
Class R6[2]	165,715	270,580	—	22,774	323,632	608,214
Class Y	932	1,960	—	2,355	418,456	899,715
	6,562,306	22,291,568	484,878	2,255,641	67,412,945	134,903,041

Shares redeemed:
Class A	(2,508,883)	(3,871,917)	(879,483)	(1,374,548)	(34,288,922)	(65,773,913)
Class B1	—	(32,934)	—	(4,414)	—	(1,101,616)
Class C	(66,141)	(134,565)	(18,456)	(47,994)	(6,665,379)	(17,607,476)
Class E	—	—	—	—	(1,253,078)	(240,798)
Class I	(5,665,053)	(11,866,855)	(2,141,049)	(3,006,958)	(65,479,817)	(121,072,408)
Class R	(7,051)	(6,058)	(695)	(2,978)	(730,193)	(1,106,366)
Class R6[2]	(2,319,390)	(1,755,102)	(9,822)	(346,205)	(2,182,093)	(3,190,709)
Class Y	(4,748)	(69,391)	(1,949)	(26,198)	(5,313,827)	(10,771,871)
	(10,571,266)	(17,736,822)	(3,051,454)	(4,809,295)	(115,913,309)	(220,865,157)
Net increase (decrease)	(4,008,960)	4,554,746	(2,566,576)	(2,553,654)	(48,500,364)	(85,962,116)

	Delaware Ivy International Core Equity Fund		Delaware Ivy International Value Fund		Delaware Ivy Large Cap Growth Fund
	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	607,023	1,651,930	35,885	267,711	2,992,292	3,976,672
Class B1	—	750	—	299	—	5,646
Class C	23,408	98,125	1,597	18,075	171,648	406,686
Class E	3,809	39,245	—	—	18,523	106,534
Class I	2,711,226	10,163,634	171,761	2,370,059	11,792,195	14,739,402
Class R	70,840	113,866	172	364	50,047	84,431
Class R6[2]	1,020,470	2,814,038	226,301	1,403,533	1,424,743	771,044
Class Y	199,106	747,020	2,206	6,235	51,261	345,189

Shares issued upon reinvestment of dividends and distributions:
Class A	—	410,422	—	77,387	1	8,475,712
Class C	—	63,873	—	818	—	317,964
Class E	—	9,670	—	—	—	100,086
Class I	—	1,643,945	—	123,441	9	6,749,507
Class R	—	55,729	—	10	—	39,813
Class R6[2]	—	514,994	—	97,994	—	424,539
Class Y	—	79,023	—	1,395	—	86,432
	4,635,882	18,406,264	437,922	4,367,321	16,500,719	36,629,657

Shares redeemed:
Class A	(2,065,726)	(4,380,189)	(360,776)	(673,016)	(9,995,797)	(14,725,393)
Class B1	—	(30,696)	—	(3,598)	—	(214,153)
Class C	(565,103)	(1,238,865)	(11,349)	(16,825)	(526,487)	(1,054,728)
Class E	(392,689)	(37,722)	—	—	(1,121,521)	(144,768)
Class I	(12,689,463)	(29,029,247)	(1,534,845)	(3,408,758)	(15,957,812)	(23,617,949)
Class R	(168,953)	(469,390)	—	(18,882)	(81,765)	(179,339)
Class R6[2]	(4,426,982)	(10,142,650)	(1,179,631)	(2,358,134)	(1,882,310)	(1,461,593)
Class Y	(314,805)	(2,850,084)	(13,243)	(9,459)	(213,262)	(345,757)
	(20,623,721)	(48,178,843)	(3,099,844)	(6,488,672)	(29,778,954)	(41,743,680)
Net decrease	(15,987,839)	(29,772,579)	(2,661,922)	(2,121,351)	(13,278,235)	(5,114,023)

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

	Delaware Ivy Limited-Term Bond Fund		Delaware Ivy Managed International Opportunities Fund		Delaware Ivy Mid Cap Growth Fund
	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	7,881,943	8,743,097	78,063	285,368	1,832,573	4,603,765
Class B1	—	156	—	101	—	758
Class C	268,119	451,663	3,865	18,676	207,590	759,871
Class E	14,035	123,070	—	—	7,521	56,629
Class I	4,547,726	9,518,352	632,743	1,302,124	13,559,448	27,507,242
Class R	335	6,857	1,065	1,126	181,392	411,490
Class R6[2]	359,825	6,248,399	5,649	1,963	5,062,710	12,178,329
Class Y	19,691	32,285	195	1,134	576,237	2,014,653

Shares issued upon reinvestment of dividends and distributions:
Class A	237,883	342,955	—	121,207	—	8,289,009
Class B1	—	4	—	—	—	—
Class C	3,300	3,168	—	2,051	—	799,411
Class E	1,269	6,504	—	—	—	76,622
Class I	313,043	571,643	—	207,398	—	10,368,480
Class R	182	178	—	150	—	314,769
Class R6[2]	34,335	173,596	—	233	—	2,583,826
Class Y	1,346	2,120	—	321	—	987,117
	13,683,032	26,224,047	721,580	1,941,852	21,427,471	70,951,971

Shares redeemed:
Class A	(8,985,262)	(14,420,896)	(709,664)	(965,744)	(7,311,543)	(11,647,387)
Class B1	—	(21,011)	—	(5,008)	—	(143,977)
Class C	(599,575)	(1,346,058)	(20,488)	(48,440)	(989,499)	(2,345,845)
Class E	(618,387)	(203,876)	—	—	(625,672)	(58,994)
Class I	(12,093,213)	(23,076,869)	(1,988,050)	(3,316,248)	(17,618,008)	(26,370,336)
Class R	(13,517)	(1,900)	(1)	(24,286)	(371,359)	(737,808)
Class R6[2]	(13,179,845)	(4,190,388)	(2,965)	(26,790)	(3,637,521)	(5,633,560)
Class Y	(29,701)	(77,200)	(878)	(3,439)	(1,238,921)	(3,916,957)
	(35,519,500)	(43,338,198)	(2,722,046)	(4,389,955)	(31,792,523)	(50,854,864)
Net increase (decrease)	(21,836,468)	(17,114,151)	(2,000,466)	(2,448,103)	(10,365,052)	20,097,107

	Delaware Ivy Mid Cap Income Opportunities Fund		Delaware Ivy Municipal Bond Fund		Delaware Ivy Municipal High Income Fund
	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	757,881	2,371,041	1,331,410	2,465,655	4,082,971	10,239,019
Class B1	—	—	—	—	—	242
Class C	78,026	413,646	36,570	36,404	102,768	330,583
Class I	8,304,873	31,062,626	2,322,781	3,518,199	11,183,438	13,917,671
Class R	4,455	28,262	—	—	—	—
Class R6[2]	1,042,214	1,831,453	22,866	56,536	20,419	116,345
Class Y	63,976	723,454	—	28	65	13,474

Shares issued upon reinvestment of dividends and distributions:
Class A	70,914	332,216	578,854	1,045,701	2,303,326	3,578,535
Class B1	—	—	—	11	—	304
Class C	5,173	36,037	5,249	10,820	60,700	115,548
Class I	575,307	2,656,733	348,718	753,744	1,121,647	1,979,587
Class R	398	1,805	—	—	—	—
Class R6[2]	48,188	220,806	1,677	3,693	4,540	8,175
Class Y	6,444	49,864	—	—	16,224	27,292
	10,957,849	39,727,943	4,648,125	7,890,791	18,896,098	30,326,775

Shares redeemed:
Class A	(1,478,505)	(2,324,516)	(6,655,543)	(6,657,845)	(20,633,606)	(24,209,293)
Class B1	—	—	—	(13,587)	—	(82,298)
Class C	(233,309)	(302,434)	(108,305)	(280,956)	(1,133,698)	(2,369,397)
Class I	(19,510,878)	(25,896,446)	(9,316,827)	(7,868,698)	(24,897,977)	(19,969,197)
Class R	(4,682)	(9,105)	—	—	—	—
Class R6[2]	(1,746,078)	(1,682,275)	(52,673)	(51,402)	(78,087)	(103,890)
Class Y	(649,678)	(1,343,690)	—	(36,238)	(126,088)	(104,858)
	(23,623,130)	(31,558,466)	(16,133,348)	(14,908,726)	(46,869,456)	(46,838,933)
Net increase (decrease)	(12,665,281)	8,169,477	(11,485,223)	(7,017,935)	(27,973,358)	(16,512,158)

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

	Delaware Ivy Small Cap Growth Fund		Delaware Ivy Smid Cap Core Fund		Delaware Ivy Systematic Emerging Markets Equity Fund
	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	1,556,041	3,238,756	399,656	1,011,064	321,387	1,321,304
Class B1	—	399	—	169	—	21
Class C	128,055	290,361	28,157	138,304	31,943	176,657
Class E	11,062	61,786	—	—	—	—
Class I	3,985,697	6,161,192	1,503,920	3,463,947	4,080,099	13,519,403
Class R	156,987	593,925	50,409	185,454	25,728	83,454
Class R6[2]	848,573	1,767,840	245,064	1,471,722	698,488	3,248,360
Class Y	225,899	502,748	15,990	79,028	235,117	419,358

Shares issued upon reinvestment of dividends and distributions:
Class A	—	22,304,490	10,345	1,444,128	—	67,286
Class C	—	1,927,672	545	239,441	—	6,360
Class E	—	277,756	—	—	—	—
Class I	—	8,483,791	23,736	2,926,120	—	359,761
Class R	—	1,259,675	926	215,190	—	1,095
Class R6[2]	—	1,747,254	6,468	659,710	—	113,228
Class Y	—	1,116,868	301	59,907	—	1,961
	6,912,314	49,734,513	2,285,517	11,894,184	5,392,762	19,318,248

Shares redeemed:
Class A	(8,896,049)	(13,496,298)	(1,152,187)	(2,098,133)	(1,556,172)	(3,124,643)
Class B1	—	(127,890)	—	(23,959)	—	(16,982)
Class C	(825,452)	(1,625,786)	(171,125)	(356,399)	(300,341)	(505,284)
Class E	(946,426)	(69,685)	—	—	—	—
Class I	(10,831,886)	(14,060,256)	(4,810,820)	(9,275,091)	(10,725,183)	(28,048,008)
Class R	(384,646)	(1,038,559)	(135,480)	(249,462)	(38,269)	(156,860)
Class R6[2]	(1,156,167)	(2,475,471)	(753,275)	(1,255,062)	(3,102,496)	(4,613,604)
Class Y	(454,464)	(1,484,211)	(114,373)	(126,372)	(177,573)	(527,155)
	(23,495,090)	(34,378,156)	(7,137,260)	(13,384,478)	(15,900,034)	(36,992,536)
Net increase (decrease)	(16,582,776)	15,356,357	(4,851,743)	(1,490,294)	(10,507,272)	(17,674,288)

	Delaware Ivy Value Fund
	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	1,354,654	2,084,012
Class B1	—	978
Class C	112,620	92,758
Class I	3,553,899	11,134,048
Class R	230	288
Class R6[2]	319,530	503,923
Class Y	1,010	771

Shares issued upon reinvestment of dividends and distributions:
Class A	92,035	1,482,584
Class B1	—	70
Class C	1,121	24,762
Class I	229,675	3,533,785
Class R	3	47
Class R6[2]	20,160	516,827
Class Y	24	229
	5,684,961	19,375,082

Shares redeemed:
Class A	(1,934,979)	(2,590,489)
Class B1	—	(24,671)
Class C	(70,154)	(155,379)
Class I	(7,041,367)	(12,359,342)
Class R	—	(13,915)
Class R6[2]	(2,260,798)	(2,018,283)
Class Y	(304)	(1,947)
	(11,307,602)	(17,164,026)
Net increase (decrease)	(5,622,641)	2,211,056
[1]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on previous pages.
[2]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on previous pages and on the “Statements of changes in net assets.” For the six months ended September 30, 2022 and the year ended March 31, 2022, each Fund had the following exchange transactions:

	Six months ended September 30, 2022			Year Ended March 31, 2022
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Delaware Global Value Equity Fund			$783,873			$4,760,923
Class A	50,682	16,395		182,286	155,696
Class B	—	—		17,998	—
Class C	16,403	—		52,495	—
Class I	39	50,596		85,864	182,784
Delaware Ivy Core Bond Fund			$1,147,161			$2,698,177
Class A	107,274	11,084		76,312	171,640
Class B	—	—		6,557	—
Class C	10,834	—		32,175	—
Class I	1,145	107,358		132,908	76,312
Class R6	—	896		—	—
Delaware Ivy Core Equity Fund			$7,411,653			$15,952,467
Class A	364,972	89,862		407,501	411,252
Class B	—	—		109,798	—
Class C	109,229	—		137,396	—
Class E	—	—		—	90
Class I	7,736	312,888		190,924	354,854
Class R6	—	2,332		—	1,428
Delaware Ivy Global Bond Fund			$765,245			$1,192,998
Class A	74,884	8,097		21,776	94,441
Class B	—	—		16,015	—
Class C	7,909	—		20,854	—
Class I	190	74,884		57,596	21,779
Delaware Ivy Global Growth Fund			$859,985			$2,800,716
Class A	13,414	4,115		13,736	32,498
Class B	—	—		1,895	—
Class C	2,196	—		7,744	—
Class I	2,307	13,012		25,232	13,398
Class R6	—	29		—	1,047
Delaware Ivy High Income Fund			$10,232,201			$23,336,214
Class A	340,026	1,293,979		402,843	2,731,674
Class B	—	—		211,898	—
Class C	1,319,428	—		2,264,228	—
Class I	19,963	376,399		397,751	492,440
Class R6	2,575	13,667		—	65,544
Class Y	1,386	—		12,918	—
Delaware Ivy International Core Equity
Fund			$3,584,067			$5,337,742
Class A	89,208	91,666		66,522	179,211
Class B	—	—		12,284	—
Class C	101,834	—		53,205	—
Class E	—	—		—	64
Class I	22,192	106,184		127,971	70,304
Class R6	—	4,407		—	5,999
Class Y	2,992	—		3,604	—

	Six months ended September 30, 2022			Year Ended March 31, 2022
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Delaware Ivy International Value Fund			$34,685			$777,970
Class A	1,104	1,245		6,881	32,974
Class B	—	—		1,320	—
Class C	1,351	—		4,774	—
Class I	—	1,072		26,697	7,687
Class Y	—	—		1,005	—
Delaware Ivy Large Cap Growth Fund			$10,367,157			$21,593,574
Class A	315,017	83,348		377,452	281,091
Class B	—	—		51,893	—
Class C	101,955	—		127,398	—
Class I	12,927	294,931		143,969	352,842
Class R6	—	1,255		—	1,625
Class Y	102	—		—	—
Delaware Ivy Limited-Term Bond Fund			$2,625,765			$3,634,750
Class A	133,977	116,246		121,330	207,921
Class B	—	—		8,473	—
Class C	109,795	—		65,202	—
Class I	7,467	129,663		134,545	121,330
Class R6	—	5,380		—	298
Delaware Ivy Managed International Opportunities Fund			$294,266			$690,840
Class A	22,328	6,643		14,488	38,795
Class B	—	—		3,438	—
Class C	6,846	—		4,510	—
Class I	—	22,127		30,837	14,385
Delaware Ivy Mid Cap Growth Fund			$7,993,408			$20,579,387
Class A	137,097	134,045		227,673	260,891
Class B	—	—		55,102	—
Class C	172,846	—		199,097	—
Class E	—	—		—	404
Class I	19,120	142,561		77,725	219,165
Class R6	3,624	6,921		—	11,997
Class Y	178	—		7,926	—
Delaware Ivy Mid Cap Income Opportunities Fund			$2,698,253			$3,391,009
Class A	33,606	20,240		87,731	58,934
Class C	28,962	—		47,674	—
Class I	91,807	37,914		25,680	103,007
Class R6	—	89,228		—	12,492
Class Y	—	6,748		13,993	164
Delaware Ivy Municipal Bond Fund			$715,599			$2,850,297
Class A	62,781	4,892		127,857	110,332
Class B	—	—		7,432	—
Class C	4,892	—		39,617	—
Class I	1,262	57,991		63,283	127,857
Class R6	—	6,051		—	—
Delaware Ivy Municipal High Income
Fund			$1,287,144			$2,927,239
Class A	103,246	151,437		239,935	313,057
Class B	—	—		32,419	—
Class C	172,016	—		239,636	—

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

	Six months ended September 30, 2022			Year Ended March 31, 2022
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Class I	1,764	133,503		68,335	261,267
Class R6	—	1,764		—	—
Class Y	9,661	—		—	—
Delaware Ivy Small Cap Growth Fund			$3,507,420			$8,598,975
Class A	212,239	86,988		147,771	223,726
Class B	—	—		63,374	—
Class C	149,743	—		186,859	—
Class E	—	—		—	747
Class I	4,622	126,693		56,351	113,185
Class R6	—	260		—	2,572
Class Y	357	—		251	109
Delaware Ivy Smid Cap Core Fund			$1,527,167			$2,542,339
Class A	27,617	24,481		39,918	64,787
Class B	—	—		12,804	—
Class C	62,895	—		53,839	—
Class I	12,410	48,982		16,906	42,682
Class R6	—	11,290		—	933
Delaware Ivy Systematic Emerging Markets Equity Fund			$1,131,312			$3,521,919
Class A	22,580	22,165		49,114	65,592
Class B	—	—		5,963	—
Class C	31,704	—		24,045	—
Class I	6,413	31,865		40,778	58,690
Class R6	—	801		—	—
Class Y	—	—		9,687	—
Delaware Ivy Value Fund			$1,826,092			$3,641,213
Class A	56,004	15,191		34,259	97,491
Class B	—	—		9,508	—
Class C	10,799	—		18,161	—
Class I	4,973	55,688		71,243	34,076
Class R6	—	42		—	—

5. Basis of consolidation for Delaware Ivy Systematic Emerging Markets Equity Fund

Delaware Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary and the company acting as an investment vehicle for Delaware Ivy Systematic Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and the company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2022 of the Subsidiary and the Company to the Fund.

	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary/ company net assets	Percentage of Fund net assets
Delaware Ivy EME, Ltd.	1-31-13	4-10-13	$982,782,488	$315,601	0.03%

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of September 30, 2022, or at any time during the period then ended.

7. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended September 30, 2022.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. At September 30, 2022, Delaware Ivy Global Bond Fund and Delaware Ivy High Income Fund received $1,280,000 and $1,960,000, respectively, cash as collateral for open foreign currency exchange contracts, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.”

Notes to financial statements

Ivy Funds

8. Derivatives (continued)

During the six months ended September 30, 2022, Delaware Ivy High Income Fund used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

During the six months ended September 30, 2022, Delaware Ivy Global Bond Fund used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

During the six months ended September 30, 2022, Delaware Global Value Equity Fund and Delaware Ivy International Value Fund used foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

During the six months ended September 30, 2022, Delaware Ivy Global Growth Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Large Cap Growth Fund and Delaware Ivy Systematic Emerging Markets Equity Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended September 30, 2022, Delaware Global Value Equity Fund, Delaware Ivy Global Growth Fund, Delaware Ivy High Income Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy International Value Fund, Delaware Ivy Large Cap Growth Fund and Delaware Ivy Systematic Emerging Markets Equity Fund experienced net realized and unrealized gains or losses attributable to foreign currency exchange contracts, which are disclosed on the “Statements of operations” and/or “Statements of assets and liabilities.”

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At September 30, 2022, Delaware Ivy Core Bond Fund, Delaware Ivy Global Bond Fund and Delaware Ivy Limited-Term Bond Fund posted $714,450, $3,936,733 and $866,106, respectively, cash collateral as margin for open futures contracts, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities”.

During the six months ended September 30, 2022, Delaware Ivy Global Bond Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to reduce transaction costs.

During the six months ended September 30, 2022, Delaware Ivy Core Bond Fund and Delaware Ivy Limited-Term Bond Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended September 30, 2022, Delaware Ivy Core Bond Fund experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of operations” and/or “Statements of assets and liabilities.”

Options Contracts — Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. At September 30, 2022, Delaware Ivy Mid Cap Growth and Delaware Ivy Value Fund posted $129,292,652 and $80,188, respectively, in securities as collateral for open options contracts, which is included on the “Schedules of investments.”

During the six months ended September 30, 2022, Delaware Ivy Global Bond Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to manage the Fund’s exposure to changes in foreign currencies and to adjust the Fund’s overall exposure to certain markets.

During the six months ended September 30, 2022, Delaware Ivy Mid Cap Growth Fund used options contracts to facilitate investments in portfolio securities.

During the six months ended September 30, 2022, Delaware Ivy Value Fund used options contracts to receive premiums for writing options.

During the six months ended September 30, 2022, Delaware Ivy Mid Cap Growth Fund and Delaware Ivy Value Fund experienced net realized and unrealized gains or losses attributable to options contracts, which are disclosed on the “Statements of operations” and/or “Statements of assets and liabilities.”

Swap Contracts — Certain Funds enter into CDS contracts in the normal course of pursuing its investment objective. The Fund entered into CDS contracts in order to hedge against a credit event and to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended September 30, 2022, Delaware Ivy Limited-Term Bond Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Notes to financial statements

Ivy Funds

8. Derivatives (continued)

During the six months ended September 30, 2022, Delaware Ivy Limited-Term Bond Fund used CDS contracts to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

Fair values of derivative instruments as of September 30, 2022 were as follows:

	Delaware Ivy Global Bond Fund Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Credit Contracts	Interest Rate Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$2,462,829	$—	$—	$2,462,829
Variation margin due from broker on futures contracts*	—	—	4,233,413	4,233,413
Options purchased**	143,236	615,761	—	758,997
Total	$2,606,065	$615,761	$4,233,413	$7,455,239

	Delaware Ivy Global Bond Fund Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Credit Contracts	Interest Rate Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(993,659)	$—	$—	$(993,659)
Variation margin due to broker on futures contracts*	—	—	(2,346,764)	(2,346,764)
Options written, at value	(64,366)	(242,724)	—	(307,090)
Total	$(1,058,025)	$(242,724)	$(2,346,764)	$(3,647,513)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”
**	Included with “Investments at Value”.

The effect of derivative instruments on the Fund’s “Statement of operations” for the six months ended September 30, 2022 was as follows:

	Delaware Ivy Global Bond Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Total
Currency contracts	$5,046,460	$—	$(381,081)	$—	$4,665,379
Interest rate contracts	—	(964,164)	(191,240)	276,413	(878,991)
Equity contracts	—	—	—	136,843	136,843
Total	$5,046,460	$(964,164)	$(572,321)	$413,256	$3,923,231

	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Total
Currency contracts	$402,348	$—	$163,176	$(42,788)	$522,736
Interest rate contracts	—	1,669,645	—	—	1,669,645
Credit contracts	—	—	397,790	(131,227)	266,563
Total	$402,348	$1,669,645	$560,966	$(174,015)	$2,458,944

			Delaware Ivy Limited-Term Bond Fund Net Realized Gain (Loss) on:
			Futures Contracts	Swap Contracts	Total
Interest rate contracts			$(1,708,848)	$—	$(1,708,848)
Equity contracts			—	234,901	234,901
Total			$(1,708,848)	$234,901	$(1,473,947)

				Net Change in Unrealized Appreciation (Depreciation) on:
				Futures Contracts	Total
Interest rate contracts				$(878,633)	$(878,633)

Notes to financial statements

Ivy Funds

8. Derivatives (continued)

The table below summarizes the average daily balance of derivative holdings by certain Funds during the six months ended September 30, 2022:

		Long Derivative Volume
		Delaware Global Value Equity Fund	Delaware Ivy Core Bond Fund
Foreign currency exchange contracts (average notional value)		$191,903	$—
Futures contracts (average notional value)		—	95,689,648

	Long Derivative Volume
	Delaware Ivy Global Bond Fund	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund
Foreign currency exchange contracts (average notional value)	$16,269,508	$583,370	$540,460
Futures contracts (average notional value)	534,210,491	—	—
Options contracts (average notional value)*	211,068	—	—

		Long Derivative Volume
		Delaware Ivy International Core Equity Fund	Delaware Ivy International Value Fund
Foreign currency exchange contracts (average notional value)		$1,441,707	$65,248

			Long Derivative Volume
			Delaware Ivy Limited-Term Bond Fund
Futures contracts (average notional value)			131,918,012

			Long Derivative Volume
			Delaware Ivy Systematic Emerging Markets Equity Fund
Foreign currency exchange contracts (average notional value)			$1,554,217

		Short Derivative Volume
		Delaware Global Value Equity Fund	Delaware Ivy Core Bond Fund
Foreign currency exchange contracts (average notional value)		$548,506	$—
Futures contracts (average notional value)		—	25,332,872

	Short Derivative Volume
	Delaware Ivy Global Bond Fund	Delaware Ivy Global Growth Fund	Delaware Ivy High Income Fund
Foreign currency exchange contracts (average notional value)	$63,454,514	$756,557	$34,656,783
Futures contracts (average notional value)	244,325,056	—	—
Options contracts (average notional value)*	131,345	—	—

	Short Derivative Volume
	Delaware Ivy International Core Equity Fund	Delaware Ivy International Value Fund
Foreign currency exchange contracts (average notional value)	$3,713,905	$421,799

	Short Derivative Volume
	Delaware Ivy Limited-Term Bond Fund	Delaware Ivy Mid Cap Growth Fund
Futures contracts (average notional value)	31,192,939	—
Options contracts (average notional value)*	—	4,242,571
CDS contracts (average notional value)**	842,914	—

Short Derivative Volume
Delaware Ivy Systematic Emerging Markets Equity Fund
Foreign currency exchange contracts (average notional value)	$1,573,567

Short Derivative Volume
Delaware Ivy Value Fund
Options contracts (average notional value)*	430,335

* Long represents purchased options and short represents written options.

** Long represents buying protection and short represents selling protection.

9. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

Notes to financial statements

Ivy Funds

9. Offsetting (continued)

At September 30, 2022, each Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Global Value Equity Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of New York Mellon	$120	$(4,370)	$(4,250)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of New York Mellon	$(4,250)	$—	$—	$—	$—	$(4,250)

Delaware Ivy Global Bond Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Goldman Sachs	$1,099,848	$(290,051)	$809,797
JPMorgan Chase Bank	471,874	(319,477)	152,397
TD Bank	1,315,560	(572,814)	742,746
Total	$2,462,829	$(993,659)	$1,469,170

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Goldman Sachs	$809,797	$—	$—	$—	$—	$809,797
JPMorgan Chase Bank	152,397	—	—	—	—	152,397
TD Bank	742,746	—	—	—	—	742,746
Total	$1,469,170	$—	$—	$—	$—	$1,469,170

Delaware Ivy Global Growth Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of New York Mellon	$—	$(47)	$(47)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of New York Mellon	$(47)	$—	$—	$—	$—	$(47)

Delaware Ivy High Income Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
TD Bank	$2,263,959	$—	$2,263,959

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
TD Bank	$2,263,959	$—	$(1,960,000)	$—	$—	$303,959

Delaware Ivy International Core Equity Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of New York Mellon	$—	$(2,983)	$(2,983)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of New York Mellon	$(2,983)	$—	$—	$—	$—	$(2,983)

Delaware Ivy International Value Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of New York Mellon	$—	$(1,206)	$(1,206)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of New York Mellon	$(1,206)	$—	$—	$—	$—	$(1,206)

Delaware Ivy Systematic Emerging Markets Equity Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of New York Mellon	$—	$(178)	$(178)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of New York Mellon	$(178)	$—	$—	$—	$—	$(178)

Securities Lending

Securities lending transactions are entered into by the Funds under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (see also Note 10).

As of September 30, 2022, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Delaware Global Value Equity Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$17,472,258	$(9,528,077)	$(7,944,181)	$(17,472,258)	$—

Notes to financial statements

Ivy Funds

9. Offsetting (continued)

Delaware Ivy Core Equity Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$32,024,154	$(770,005)	$(31,254,149)	$(32,024,154)	$—

Delaware Ivy Global Bond Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$8,087,691	$(4,082,702)	$(4,004,989)	$(8,087,691)	$—

Delaware Ivy Global Growth Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$8,146,690	$(1,041,568)	$(7,105,122)	$(8,146,690)	$—

Delaware Ivy High Income Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$33,422,174	$(24,039,102)	$(9,383,072)	$(33,422,174)	$—

Delaware Ivy International Core Equity Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$56,850,674	$(9,581,964)	$(47,268,710)	$(56,850,674)	$—

Delaware Ivy International Value Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$5,044,056	$(3,485,160)	$(1,558,896)	$(5,044,056)	$—

Delaware Ivy Large Cap Growth Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received(a)	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$172,922,236	$—	$(172,922,236)	$(172,922,236)	$—

Delaware Ivy Limited-Term Bond Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$19,374,989	$(313,003)	$(19,061,986)	$(19,374,989)	$—

Delaware Ivy Mid Cap Growth Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$265,800,787	$(61,080,566)	$(204,720,221)	$(265,800,787)	$—

Delaware Ivy Mid Cap Income Opportunities Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received(a)	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$37,212,282	$—	$(37,212,282)	$(37,212,282)	$—

Delaware Ivy Small Cap Growth Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$76,499,804	$(21,137,897)	$(55,361,907)	$(76,499,804)	$—

Delaware Ivy Smid Cap Core Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$20,327,168	$(4,989,633)	$(15,337,535)	$(20,327,168)	$—

Delaware Ivy Systematic Emerging Markets Equity Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$6,603,258	$(2,428,015)	$(4,175,243)	$(6,603,258)	$—

Delaware Ivy Value Fund

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of New York Mellon	$937,200	$—	$(937,200)	$(937,200)	$—

(a) The value of the related collateral exceeded the value of the derivatives and securities lending transactions as of September 30, 2022, as applicable.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

10. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral

Notes to financial statements

Ivy Funds

10. Securities Lending (continued)

requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2022:

Securities Lending Transactions	Overnight and continuous	Under 30 days	Between 30 & 90 days	Over 90 Days	Total
Delaware Global Value Equity Fund
Money Market Mutual Fund	$10,376,075	$—	$—	$—	$10,376,075
Delaware Ivy Core Equity Fund
Money Market Mutual Fund	1,734,050	—	—	—	1,734,050
Delaware Ivy Global Bond Fund
Money Market Mutual Fund	4,660,200	—	—	—	4,660,200
Delaware Ivy Global Growth Fund
Money Market Mutual Fund	1,210,874	—	—	—	1,210,874
Delaware Ivy High Income Fund
Money Market Mutual Fund	26,331,620	—	—	—	26,331,620
Delaware Ivy International Core Equity Fund
Money Market Mutual Fund	15,995,647	—	—	—	15,995,647
Delaware Ivy International Value Fund
Money Market Mutual Fund	3,694,164	—	—	—	3,694,164
Delaware Ivy Large Cap Growth Fund
Money Market Mutual Fund	5,460,590	—	—	—	5,460,590
Delaware Ivy Limited-Term Bond Fund
Money Market Mutual Fund	888,680	—	—	—	888,680
Delaware Ivy Mid Cap Growth Fund
Money Market Mutual Fund	73,821,740	—	—	—	73,821,740
Delaware Ivy Small Cap Growth Fund
Money Market Mutual Fund	24,192,232	—	—	—	24,192,232
Delaware Ivy Smid Cap Core Fund
Money Market Mutual Fund	5,854,931	—	—	—	5,854,931
Delaware Ivy Systematic Emerging Markets Equity Fund
Money Market Mutual Fund	2,747,194	—	—	—	2,747,194

Notes to financial statements

Ivy Funds

10. Securities Lending (continued)

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2022:

	Values of securities on loan	Values of non- cash collateral	Values of invested collateral
Delaware Global Value Equity Fund	$17,472,258	$7,944,181	$10,376,075
Delaware Ivy Core Equity Fund	32,024,154	31,254,149	1,734,050
Delaware Ivy Global Bond Fund	8,087,691	4,004,989	4,660,200
Delaware Ivy Global Growth Fund	8,146,690	7,105,122	1,210,874
Delaware Ivy High Income Fund	33,422,174	9,383,072	26,331,620
Delaware Ivy International Core Equity Fund	56,850,674	47,268,710	15,995,647
Delaware Ivy International Value Fund	5,044,056	1,558,896	3,694,164
Delaware Ivy Large Cap Growth Fund	172,922,236	173,414,550	5,460,590
Delaware Ivy Limited-Term Bond Fund	19,374,989	19,061,986	888,680
Delaware Ivy Mid Cap Growth Fund	265,800,787	204,720,221	73,821,740
Delaware Ivy Mid Cap Income Opportunities Fund	37,212,282	38,735,721	—
Delaware Ivy Small Cap Growth Fund	76,499,804	55,361,907	24,192,232
Delaware Ivy Smid Cap Core Fund	20,327,168	15,337,535	5,854,931
Delaware Ivy Systematic Emerging Markets Equity Fund	6,603,258	4,175,243	2,747,194

Investments purchased with cash collateral are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

11. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Certain Funds invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Certain Funds invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the

Notes to financial statements

Ivy Funds

11. Credit and Market Risk (continued)

outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2022. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

12. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

14. Subsequent Events

On October 31, 2022, each Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described in Note 6 and to be operated in substantially the same manner as the agreement described in Note 6. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 30, 2023.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2022, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Ivy Funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of each Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with theirs HLIM at all times during the reporting period.

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022

Delaware Global Value Equity Fund

Delaware Ivy Core Bond Fund

Delaware Ivy Core Equity Fund

Delaware Ivy Global Bond Fund

Delaware Ivy Global Growth Fund

Delaware Ivy High Income Fund

Delaware Ivy International Core Equity Fund

Delaware Ivy International Value Fund

Delaware Ivy Large Cap Growth Fund

Delaware Ivy Limited-Term Bond Fund

Delaware Ivy Managed International Opportunities Fund

Delaware Ivy Mid Cap Growth Fund

Delaware Ivy Mid Cap Income Opportunities Fund

Delaware Ivy Municipal Bond Fund

Delaware Ivy Municipal High Income Fund

Delaware Ivy Small Cap Growth Fund

Delaware Ivy Smid Cap Core Fund

Delaware Ivy Systematic Emerging Markets Equity Fund

Delaware Ivy Value Fund

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Global Value Equity Fund, Delaware Ivy Core Bond Fund, Delaware Ivy Core Equity Fund, Delaware Ivy Global Bond Fund, Delaware Ivy Global Growth Fund, Delaware Ivy High Income Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy International Value Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Limited-Term Bond Fund, Delaware Ivy Managed International Opportunities Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Smid Cap Core Fund, Delaware Ivy Systematic Emerging Markets Equity Fund and Delaware Ivy Value Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (“DMC”); the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”); Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”); Macquarie Investment Management Europe Limited (“MIMEL”); and Macquarie Funds Management Hong Kong Limited (“MFMHKL” and together with MIMGL, MIMEL, and MIMAK, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

Other Fund information (Unaudited)

Ivy Funds

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022 (continued)

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement, and the experience of the officers and employees of DMC who provide these services, including each applicable Fund’s portfolio manager(s). The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

 The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Sub-Advisers who provide these services, including each applicable Fund’s portfolio manager(s). The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board noted the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, 10-year periods and since inception, as applicable, ended December 31, 2021. The Board considered that the Funds were managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. and its subsidiaries (the “Transaction”), and that each Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor manager.

 Delaware Global Value Equity Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional global equity income funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021.

Delaware Ivy Core Bond Fund –The Performance Universe for the Fund consisted of the Fund and all retail and institutional A-rated corporate debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the

Fund’s total return for the 1-year period was in the first quartile, for the 3- and 5-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was above the median and for the 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of July 2022.

Delaware Ivy Core Equity Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional large-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods. The Board noted that the Fund is performing in line with its Performance Universe and benchmark during the periods under review.

Delaware Ivy Global Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional global income funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the first quartile and for the 5-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3- and 5-year periods. The Board noted that the Fund is generally performing in line with its Performance Universe and benchmark during the periods under review.

Delaware Ivy Global Growth Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional global large-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile and for the 3-and 5-year periods was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was above the median and for the 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3- and 5-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021.

Delaware Ivy High Income Fund – Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds, regardless of asset size or primary channel of distribution funds. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year periods was in the first quartile, for the 3-year period was in the third quartile and for the 5-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was above the median and for the 3-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3- and 5-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021.

Delaware Ivy International Core Equity Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional international large-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile, for the 3-year period was in the third quartile, and for the 5-year period was in the fourth quartile of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1- and 3- year periods and underperformed its benchmark for the 5-year period. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021.

Delaware Ivy International Value Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional international multi-cap value funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the third quartile, for the 3-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was above the median and for the 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3- and 5-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021.

Other Fund information (Unaudited)

Ivy Funds

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022 (continued)

Delaware Ivy Large Cap Growth Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional large-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1- and 5- year periods and underperformed its benchmark for the 3-year period. The Board noted that the Fund is performing in line with its Performance Universe and benchmark during the periods under review.

Delaware Ivy Limited-Term Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional short-intermediate investment-grade debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile, for the 3-year period was in the fourth quartile and for the 5-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was above the median and for the 3- and 5-year periods was below the median of its Performance Universe. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021.

Delaware Ivy Managed International Opportunities Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional international multi-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile, for the 3-year period was in the first quartile and for the 5-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median and for the 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods. The Board noted that the Fund is generally performing in line with its Performance Universe and benchmark during the periods under review.

Delaware Ivy Mid Cap Growth Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods. The Board noted that the Fund is performing in line with its Performance Universe and benchmark during the periods under review.

Delaware Ivy Mid Cap Income Opportunities Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the second quartile, and 3-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was above the median and for the 3-year was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3- and 5-year periods. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark for the various periods.

Delaware Ivy Municipal Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional general and insured municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile and for the 3- and 5-year periods was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021.

Delaware Ivy Municipal High Income Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile, for the 3- and 5-year periods was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021.

Delaware Ivy Small Cap Growth Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile, for the 3- and 5-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods. The Board noted the explanations from the DMC concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark for the various periods.

Delaware Ivy Smid Cap Core Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3- and 5-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021.

Delaware Ivy Systematic Emerging Markets Equity Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile and for the 3- and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median and for the 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3- and 5-year periods. The Board noted the explanations from the DMC and MIMGL concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark for the various periods.

Delaware Ivy Value Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile and for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods. The Board noted that the Fund is generally performing in line with its Performance Universe and benchmark during the periods under review.

Comparative expenses. The Board received and considered expense data for the Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

Delaware Global Value Equity Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy Core Bond Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy Core Equity Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Other Fund information (Unaudited)

Ivy Funds

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022 (continued)

Delaware Ivy Global Bond Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy Global Growth Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy High Income Fund – The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy International Core Equity Fund – The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.

Delaware Ivy International Value Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy Large Cap Growth Fund – The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.

Delaware Ivy Limited-Term Bond Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy Managed International Opportunities Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy Mid Cap Growth Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average.

Delaware Ivy Mid Cap Income Opportunities Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average.

Delaware Ivy Municipal Bond Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy Municipal High Income Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy Small Cap Growth Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average.

Delaware Ivy Smid Cap Core Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were below its Expense Group average.

Delaware Ivy Systematic Emerging Markets Equity Fund – The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.

Delaware Ivy Value Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex. The Board noted that, as of March 31, 2022, Delaware Ivy Core Bond Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy Limited-Term Bond Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund and Delaware Ivy Value Fund each had net assets that exceeded their first respective breakpoint levels and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board also noted that, as of March 31, 2022, Delaware Ivy Small Cap Growth Fund and Delaware Ivy Systematic Emerging Markets Equity Fund each had net assets that exceeded their second respective breakpoint levels and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board also noted that, as of March 31, 2022, Delaware Ivy High Income Fund had net assets that exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. Finally, the Board also noted that, as of March 31, 2022, Delaware Ivy Core Equity Fund, Delaware Ivy Large Cap Growth Fund and Delaware Ivy Small Cap Growth Fund each had net assets that exceeded their respective fourth breakpoint levels and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the MIMGL, MIMAK, MIMEL, and MFMHKL Sub-Advisory Agreements for an additional one-year period.

About the organization

Board of trustees

Shawn K. Lytle

President and Chief Executive Officer
Delaware Funds by Macquarie®

Jerome D. Abernathy

Managing Member, Stonebrook Capital Management, LLC

Thomas L. Bennett

Private Investor

Ann D. Borowiec

Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow

Private Investor

H. Jeffrey Dobbs

Former Global Sector Chairman
Industrial Manufacturing, KPMG, LLP

John A. Fry

President
Drexel University

Joseph Harroz, Jr.

President
University of Oklahoma

Sandra A.J. Lawrence

Former Chief Administrative Officer
Children’s Mercy Hospitals and Clinics

Frances A. Sevilla-Sacasa

Former Chief Executive Officer
Banco Itaú International

Thomas K. Whitford

Chairman of the Board
Delaware Funds by Macquarie
Former Vice Chairman PNC Financial Services Group

Christianna Wood

Chief Executive Officer and President
Gore Creek Capital, Ltd.

Janet L. Yeomans

Former Vice President and Treasurer
3M Company

Affiliated officers

David F. Connor

Senior Vice President, General Counsel, and Secretary
Delaware Funds by Macquarie

Daniel V. Geatens

Senior Vice President and Treasurer
Delaware Funds by Macquarie

Richard Salus

Senior Vice President and Chief Financial Officer
Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Global Value Equity Fund, Delaware Ivy Core Equity Fund, Delaware Ivy Core Bond Fund, Delaware Ivy Global Bond Fund, Delaware Ivy Global Growth Fund, Delaware Ivy High Income Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy International Value Fund, Delaware Ivy Large Cap Growth Fund, Delaware Ivy Limited-Term Bond Fund, Delaware Ivy Managed International Opportunities Fund, Delaware Ivy Mid Cap Growth Fund, Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Municipal Bond Fund, Delaware Ivy Municipal High Income Fund, Delaware Ivy Small Cap Growth Fund, Delaware Ivy Smid Cap Core Fund, Delaware Ivy Systematic Emerging Markets Equity Fund, and Delaware Ivy Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 888 923-3355; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge on the SEC’s website at sec.gov.

Semiannual report

Alternative / specialty funds

Delaware Climate Solutions Fund
(formerly, Delaware Ivy Energy Fund)

Delaware Global Real Estate Fund
(formerly, Delaware Ivy LaSalle Global Real Estate Fund)

Delaware Ivy Natural Resources Fund

Delaware Ivy Science and Technology Fund

Delaware Real Estate Securities Fund
(formerly, Delaware Ivy Securian Real Estate Securities Fund)

Multi-asset funds

Delaware Ivy Asset Strategy Fund

Delaware Ivy Balanced Fund

September 30, 2022

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Funds at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2022 to September 30, 2022 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2022 to September 30, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Climate Solutions Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$922.60	1.32%	$6.36
Class C	1,000.00	918.90	2.06%	9.91
Class I	1,000.00	923.00	0.99%	4.77
Class R	1,000.00	920.60	1.63%	7.85
Class R6	1,000.00	924.40	0.95%	4.58
Class Y	1,000.00	921.80	1.32%	6.36
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.45	1.32%	$6.68
Class C	1,000.00	1,014.74	2.06%	10.40
Class I	1,000.00	1,020.10	0.99%	5.01
Class R	1,000.00	1,016.90	1.63%	8.24
Class R6	1,000.00	1,020.31	0.95%	4.81
Class Y	1,000.00	1,018.45	1.32%	6.68

1

Disclosure of Fund expenses

Delaware Global Real Estate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$747.00	1.43%	$6.26
Class C	1,000.00	744.10	2.23%	9.75
Class I	1,000.00	748.70	1.05%	4.60
Class R	1,000.00	746.10	1.72%	7.53
Class R6	1,000.00	749.00	1.05%	4.60
Class Y	1,000.00	746.80	1.41%	6.17
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.90	1.43%	$7.23
Class C	1,000.00	1,013.89	2.23%	11.26
Class I	1,000.00	1,019.80	1.05%	5.32
Class R	1,000.00	1,016.44	1.72%	8.69
Class R6	1,000.00	1,019.80	1.05%	5.32
Class Y	1,000.00	1,018.00	1.41%	7.13

Delaware Ivy Asset Strategy Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$830.30	1.14%	$5.23
Class C	1,000.00	826.40	2.07%	9.48
Class I	1,000.00	831.20	0.89%	4.09
Class R	1,000.00	828.60	1.44%	6.60
Class R6	1,000.00	831.90	0.75%	3.44
Class Y	1,000.00	830.20	1.11%	5.09
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.35	1.14%	$5.77
Class C	1,000.00	1,014.69	2.07%	10.45
Class I	1,000.00	1,020.61	0.89%	4.51
Class R	1,000.00	1,017.85	1.44%	7.28
Class R6	1,000.00	1,021.31	0.75%	3.80
Class Y	1,000.00	1,019.50	1.11%	5.62

2

Delaware Ivy Balanced Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$848.60	1.08%	$5.00
Class C	1,000.00	844.50	1.92%	8.88
Class I	1,000.00	849.00	0.86%	3.99
Class R	1,000.00	846.80	1.42%	6.57
Class R6	1,000.00	850.00	0.73%	3.39
Class Y	1,000.00	848.30	1.07%	4.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.65	1.08%	$5.47
Class C	1,000.00	1,015.44	1.92%	9.70
Class I	1,000.00	1,020.76	0.86%	4.36
Class R	1,000.00	1,017.95	1.42%	7.18
Class R6	1,000.00	1,021.41	0.73%	3.70
Class Y	1,000.00	1,019.70	1.07%	5.42

Delaware Ivy Natural Resources Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$881.20	1.56%	$7.36
Class C	1,000.00	877.60	2.34%	11.01
Class I	1,000.00	883.20	1.14%	5.38
Class R	1,000.00	880.80	1.69%	7.97
Class R6	1,000.00	883.60	1.01%	4.77
Class Y	1,000.00	882.00	1.38%	6.51
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.25	1.56%	$7.89
Class C	1,000.00	1,013.34	2.34%	11.81
Class I	1,000.00	1,019.35	1.14%	5.77
Class R	1,000.00	1,016.60	1.69%	8.54
Class R6	1,000.00	1,020.00	1.01%	5.11
Class Y	1,000.00	1,018.15	1.38%	6.98

3

Disclosure of Fund expenses

Delaware Ivy Science and Technology Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$734.10	1.20%	$5.22
Class C	1,000.00	730.50	2.12%	9.20
Class I	1,000.00	734.90	0.99%	4.31
Class R	1,000.00	732.60	1.59%	6.91
Class R6	1,000.00	735.30	0.84%	3.65
Class Y	1,000.00	733.90	1.23%	5.35
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.05	1.20%	$6.07
Class C	1,000.00	1,014.44	2.12%	10.71
Class I	1,000.00	1,020.10	0.99%	5.01
Class R	1,000.00	1,017.10	1.59%	8.04
Class R6	1,000.00	1,020.86	0.84%	4.26
Class Y	1,000.00	1,018.90	1.23%	6.23

Delaware Real Estate Securities Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio	Expenses Paid During Period 4/1/22 to 9/30/22*
Actual Fund return†
Class A	$1,000.00	$747.40	1.36%	$5.96
Class C	1,000.00	743.50	2.36%	10.31
Class I	1,000.00	748.50	1.05%	4.60
Class R	1,000.00	746.40	1.62%	7.09
Class R6	1,000.00	749.10	0.93%	4.08
Class Y	1,000.00	747.80	1.27%	5.56
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.25	1.36%	$6.88
Class C	1,000.00	1,013.24	2.36%	11.91
Class I	1,000.00	1,019.80	1.05%	5.32
Class R	1,000.00	1,016.95	1.62%	8.19
Class R6	1,000.00	1,020.41	0.93%	4.71
Class Y	1,000.00	1,018.70	1.27%	6.43

* “Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

4

In addition to the Funds’ expenses reflected above and on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The tables above and on the previous pages do not reflect the expenses of any applicable Underlying Funds.

5

Security type / sector allocations and top 10 equity holdings

Delaware Climate Solutions Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks ♦	99.56%
Consumer Cyclical	2.79%
Consumer Staples	6.49%
Energy	22.49%
Industrials	18.55%
Materials	10.22%
Real Estate	2.68%
Utilities*	36.34%
Short-Term Investments	0.57%
Securities Lending Collateral	6.32%
Total Value of Securities	106.45%
Obligation to Return Securities Lending Collateral	(6.32%)
Liabilities Net of Receivables and Other Assets	(0.13%)
Total Net Assets	100.00%

♦ Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.

* To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Utilities sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Utilities sector consisted of Electric Utilities, Independent Power Producers & Energy Traders, Multi-Utilities, and Renewable Electricity. As of September 30, 2022, such amounts, as a percentage of total net assets were 22.54%, 6.39%, 2.89%, and 4.52% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Utilities sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Denbury	4.04%
Arcosa	3.80%
Archaea Energy	3.75%
Schlumberger	3.43%
Nutrien	3.41%
Occidental Petroleum	3.35%
AES	3.35%
Archer-Daniels-Midland	3.34%
Valero Energy	3.33%
Cummins	3.16%

6

Security type / country and sector allocations

Delaware Global Real Estate Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	98.73%
Australia	2.29%
Belgium	1.56%
Canada	1.39%
France	1.43%
Germany	2.28%
Hong Kong	4.74%
Japan	10.77%
Singapore	3.32%
Spain	0.61%
Sweden	1.21%
United Kingdom	3.86%
United States	65.27%
Short-Term Investments	0.50%
Total Value of Securities	99.23%
Receivables and Other Assets Net of Liabilities	0.77%
Total Net Assets	100.00%

Common stocks by sector	Percentage of net assets
Communications	0.46%
Consumer Cyclical	0.28%
Real Estate	10.39%
REIT Diversified	22.08%
REIT Healthcare	6.36%
REIT Hotel	1.64%
REIT Industrial	11.07%
REIT Information Technology	0.46%
REIT Mall	0.59%
REIT Manufactured Housing	3.62%
REIT Multifamily	12.65%
REIT Office	7.68%
REIT Retail	1.30%
REIT Self-Storage	7.97%
REIT Shopping Center	6.68%
REIT Single Tenant	5.50%
Total	98.73%

7

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Asset Strategy Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.35%
Agency Mortgage-Backed Securities	1.76%
Corporate Bonds	13.62%
Banking	1.58%
Basic Industry	0.14%
Capital Goods	0.50%
Communication Services	0.84%
Communications	0.28%
Consumer Cyclical	0.33%
Consumer Discretionary	0.75%
Consumer Non-Cyclical	0.36%
Electric	0.22%
Energy	2.98%
Finance Companies	0.08%
Financial Services	0.11%
Financials	3.58%
Industrials	0.57%
Information Technology	0.01%
Insurance	0.42%
Natural Gas	0.04%
REITs	0.01%
Technology	0.66%
Transportation	0.16%
Municipal Bonds	0.11%
Non-Agency Collateralized Mortgage Obligations	0.36%
Non-Agency Commercial Mortgage-Backed Securities	0.81%
Loan Agreements	3.50%
US Treasury Obligations	9.34%
Common Stocks	59.99%
Communication Services	4.37%
Consumer Discretionary	8.28%
Consumer Staples	4.37%
Energy	4.00%
Financials	7.41%
Healthcare	10.18%
Industrials	6.54%
Information Technology	11.86%
Materials	0.52%
Technology	1.08%
Utilities	1.38%
Exchange-Traded Fund	0.93%
Bullion	5.98%
Short-Term Investments	3.14%
Securities Lending Collateral	0.63%
Total Value of Securities	100.52%
Obligation to Return Securities Lending Collateral	(0.63%)
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	2.94%
ConocoPhillips	1.76%
Canadian Natural Resources	1.58%
UnitedHealth Group	1.55%
Darden Restaurants	1.49%
ORIX	1.36%
Deutsche Telekom	1.35%
Regeneron Pharmaceuticals	1.33%
Taiwan Semiconductor Manufacturing	1.32%
Amazon.com	1.29%

8

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Balanced Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.66%
Agency Mortgage-Backed Securities	8.70%
Corporate Bonds	14.69%
Banking	2.48%
Basic Industry	0.04%
Brokerage	0.77%
Capital Goods	0.97%
Communications	1.84%
Consumer Cyclical	1.20%
Consumer Non-Cyclical	1.40%
Electric	1.29%
Energy	0.61%
Finance Companies	0.45%
Information Technology	2.41%
Insurance	0.48%
Natural Gas	0.04%
Real Estate Investment Trusts	0.30%
Transportation	0.32%
Utilities	0.09%
Non-Agency Commercial Mortgage-Backed Securities	3.23%
US Treasury Obligations	15.54%
Common Stocks	52.97%
Banking	1.68%
Communications	3.68%
Consumer Cyclical	3.60%
Consumer Non-Cyclical	12.46%
Energy	1.73%
Financials	9.36%
Healthcare	1.01%
Industrials	4.66%
Information Technology	10.81%
Materials	2.13%
Utilities	1.85%
Exchange-Traded Fund	0.92%
Short-Term Investments	3.79%
Securities Lending Collateral	0.24%
Total Value of Securities	100.74%
Obligation to Return Securities Lending Collateral	(0.24%)
Liabilities Net of Receivables and Other Assets	(0.50%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	4.40%
UnitedHealth Group	3.49%
NextEra Energy	1.85%
Danaher	1.84%
Apple	1.81%
Progressive	1.59%
Eli Lilly & Co.	1.51%
United Rentals	1.50%
TE Connectivity	1.49%
Sysco	1.37%

9

Security type / country and sector allocations

Delaware Ivy Natural Resources Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Closed-Ended Trust	3.39%
Common Stocks by Country	92.97%
Australia	3.72%
Brazil	5.90%
Canada	11.29%
Hong Kong	0.00%
Netherlands	3.64%
South Africa	2.30%
United States	66.12%
Short-Term Investments	3.93%
Securities Lending Collateral	6.76%
Total Value of Securities	107.05%
Obligation to Return Securities Lending Collateral	(6.76%)
Liabilities Net of Receivables and Other Assets	(0.29%)
Total Net Assets	100.00%

Common stocks by sector ♦	Percentage of net assets
Basic Industry	1.35%
Consumer Staples	6.54%
Energy*	48.96%
Industrials	6.22%
Materials*	27.94%
REIT Diversified	1.96%
Total	92.97%

♦ Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.

* To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Energy and Materials sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Energy sector consisted of Electrical Equipment, Energy Equipment & Services and Oil, Gas & Consumable Fuels. As of September 30, 2022, such amounts, as a percentage of total net assets were 1.50%, 4.85% and 42.61%, respectively. The Materials sector consisted of Chemicals and Metals & Mining. As of September 30, 2022, such amounts, as a percentage of total net assets were 7.30% and 20.64%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Energy and Materials sector for financial reporting purposes may exceed 25%.

10

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Science and Technology Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector ♦	Percentage of net assets
Common Stocks	93.85%
Communication Services	16.01%
Consumer Discretionary	11.60%
Healthcare	4.79%
Information Technology*	61.45%
Short-Term Investments	4.31%
Securities Lending Collateral	0.76%
Total Value of Securities	98.92%
Obligation to Return Securities Lending Collateral	(0.76%)
Receivables and Other Assets Net of Liabilities	1.84%
Total Net Assets	100.00%

♦ Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.

* To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Commercial Services, Computers, Diversified Financial Services, Electronics, Internet, Office/Business Equipment, Semiconductors, and Software. As of September 30, 2022, such amounts, as a percentage of total net assets were 3.26%, 9.10%, 3.47%, 3.25%, 2.89%, 1.15%, 20.20%, and 18.13%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	9.23%
Amazon.com	6.64%
Apple	4.77%
T-Mobile US	4.54%
Mastercard Class A	3.47%
Amphenol Class A	3.25%
Microchip Technology	3.24%
ASML Holding	3.13%
Analog Devices	3.08%
VeriSign	2.89%

11

Security type / sector allocations and top 10 equity holdings

Delaware Real Estate Securities Fund

As of September 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.14%
Real Estate	0.50%
REIT Healthcare	8.56%
REIT Hotel	2.71%
REIT Industrial	15.68%
REIT Information Technology	11.14%
REIT Mall	2.00%
REIT Manufactured Housing	5.11%
REIT Multifamily	11.98%
REIT Office	6.72%
REIT Self-Storage	10.85%
REIT Shopping Center	6.54%
REIT Single Family	4.17%
REIT Single Tenant	12.79%
Telecommunication Services	0.39%
Short-Term Investments	0.78%
Total Value of Securities	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Prologis	7.08%
Public Storage	6.65%
Welltower	5.56%
VICI Properties	4.89%
Equinix	4.74%
Realty Income	4.73%
Alexandria Real Estate Equities	4.72%
Digital Realty Trust	4.68%
Duke Realty	4.39%
Equity Residential	4.38%

12

Schedules of investments

Delaware Climate Solutions Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 99.56%♦
Consumer Cyclical – 2.79%
BorgWarner	206,370	$6,480,018
		6,480,018
Consumer Staples – 6.49%
Archer-Daniels-Midland	96,412	7,756,345
Darling Ingredients †	110,319	7,297,602
		15,053,947
Energy – 22.49%
Archaea Energy *, †	483,357	8,705,260
Denbury †	108,727	9,378,791
Enviva *	57,879	3,476,213
Equinor	217,495	7,172,709
Occidental Petroleum	126,478	7,772,073
Schlumberger	221,857	7,964,666
Valero Energy	72,345	7,730,063
		52,199,775
Industrials – 18.55%
AP Moller - Maersk Class B	1,308	2,376,935
Arcosa	154,015	8,806,578
Cummins	36,020	7,330,430
Kingspan Group	117,582	5,297,608
Li-Cycle Holdings *, †	526,479	2,800,868
NuScale Power *, †	263,590	3,078,731
Schneider Electric	57,541	6,499,301
Sunrun *, †	248,514	6,856,501
		43,046,952
Materials – 10.22%
Alcoa	162,642	5,474,530
Anglo American	227,831	6,840,813
Holcim †	84,709	3,471,422
Nutrien *	94,983	7,919,682
		23,706,447
Real Estate – 2.68%
Weyerhaeuser	217,832	6,221,282
		6,221,282
Utilities – 36.34%
AES	343,813	7,770,174
American Electric Power	79,117	6,839,665
CMS Energy	115,256	6,712,509
Iberdrola	738,220	6,883,299
NextEra Energy	89,881	7,047,569
Northland Power	239,599	7,016,165
Orsted 144A #	68,075	5,425,630
ReNew Energy Global Class A *, †	576,364	3,469,711
RWE	191,872	7,052,449
Southern	101,420	6,896,560
SSE	366,319	6,185,663
Terna - Rete Elettrica Nazionale	1,024,601	6,240,363
Xcel Energy	106,058	6,787,712
		84,327,469
Total Common Stocks (cost $249,368,216)		231,035,890

Short-Term Investments – 0.57%
Money Market Mutual Funds – 0.57%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	332,657	332,657
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	332,657	332,657
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	332,656	332,656
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	332,656	332,656
Total Short-Term Investments (cost $1,330,626)		1,330,626
Total Value of Securities Before Securities Lending Collateral–100.13% (cost $250,698,842)		232,366,516

Securities Lending Collateral** – 6.32%
Money Market Mutual Fund – 6.32%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	14,664,053	14,664,053
Total Securities Lending Collateral (cost $14,664,053)		14,664,053
Total Value of Securities–106.45% (cost $265,362,895)		$247,030,569■

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.

13

Schedules of investments

Delaware Climate Solutions Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $5,425,630, which represents 2.34% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $20,290,805 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $6,529,995.

The following foreign currency exchange contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	CAD	91,308	USD	(124,400)	10/3/22	$1,251

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

BNYM – Bank of New York Mellon

CAD – Canadian Dollar

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

14

Delaware Global Real Estate Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 98.73%Δ
Australia – 2.29%
Charter Hall Group	37,812	$278,842
Goodman Group	38,137	385,444
HealthCo REIT	138,900	123,705
Lifestyle Communities	12,364	119,779
NEXTDC †	16,383	91,663
		999,433
Belgium – 1.56%
Aedifica	2,259	174,123
Warehouses De Pauw CVA	20,591	505,727
		679,850
Canada – 1.39%
SmartCentres Real Estate Investment Trust	9,979	187,465
Summit Industrial Income REIT	33,874	419,578
		607,043
France – 1.43%
Covivio	4,161	200,451
Gecina	3,714	290,879
Unibail-Rodamco-Westfield †	3,159	130,719
		622,049
Germany – 2.28%
Aroundtown	83,634	183,134
LEG Immobilien	4,343	259,232
Vonovia	25,594	552,364
		994,730
Hong Kong – 4.74%
CK Asset Holdings	87,000	522,295
Hongkong Land Holdings	96,400	423,584
Link REIT	81,121	566,266
Sun Hung Kai Properties	50,000	551,813
		2,063,958
Japan – 10.77%
Industrial & Infrastructure Fund Investment	312	353,538
Japan Real Estate Investment	84	346,533
Kenedix Retail REIT	93	171,763
Mitsubishi Estate	77,850	1,025,765
Mitsubishi Estate Logistics REIT Investment	115	359,022
Nomura Real Estate Holdings	11,900	268,752
Nomura Real Estate Master Fund	643	710,672
Sumitomo Realty & Development	22,100	502,600
Tokyu REIT	283	385,705
United Urban Investment	549	569,066
		4,693,416
Singapore – 3.32%
CapitaLand Integrated Commercial Trust	351,800	467,959
Capitaland Investment	144,200	346,926
Digital Core REIT Management Pte	362,100	252,207
Mapletree Commercial Trust	319,200	380,024
		1,447,116
Spain – 0.61%
Inmobiliaria Colonial Socimi	55,365	267,314
		267,314
Sweden – 1.21%
Castellum	11,438	128,159
Fabege	18,766	127,470
Fastighets Balder †	27,519	109,847
Samhallsbyggnadsbolaget i Norden	64,618	70,341
Wihlborgs Fastigheter	14,805	88,948
		524,765
United Kingdom – 3.86%
Big Yellow Group	26,491	313,512
Derwent London	6,205	139,986
Land Securities Group	46,310	267,591
Segro	69,509	579,975
Shaftesbury	30,165	123,241
UNITE Group	26,993	256,278
		1,680,583
United States – 65.27%
Agree Realty	9,130	617,006
Alexandria Real Estate Equities	11,291	1,582,885
American Homes 4 Rent Class A	25,873	848,893
American Tower	1,947	418,021
Apple Hospitality REIT	21,352	300,209
Boston Properties	7,263	544,507
CBRE Group Class A †	2,516	169,855
Digital Realty Trust	14,879	1,475,699
DigitalBridge Group	8,636	108,036
Duke Realty	20,289	977,930
Equinix	2,022	1,150,195
Equity LifeStyle Properties	8,382	526,725
Equity Residential	19,983	1,343,257
Essex Property Trust	3,834	928,710
Extra Space Storage	7,308	1,262,165
Federal Realty Investment Trust	3,964	357,236
First Industrial Realty Trust	10,230	458,406
Healthpeak Properties	36,073	826,793
Invitation Homes	13,718	463,257
Kimco Realty	35,825	659,538
Kite Realty Group Trust	27,504	473,619
NETSTREIT	26,226	467,085
Prologis	20,571	2,090,014
Public Storage	6,477	1,896,530
Realty Income	24,238	1,410,652
Rexford Industrial Realty	11,556	600,912
RLJ Lodging Trust	18,852	190,782
Ryman Hospitality Properties	3,043	223,934
SBA Communications	711	202,386
Simon Property Group	2,848	255,608
Spirit Realty Capital	10,084	364,638
Sun Communities	7,770	1,051,515

15

Schedules of investments

Delaware Global Real Estate Fund

	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
UDR	26,794	$1,117,578
VICI Properties	47,565	1,419,815
Welltower	25,623	1,648,071
		28,432,462
Total Common Stocks (cost $46,962,307)		43,012,719

Short-Term Investments – 0.50%
Money Market Mutual Funds – 0.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	54,550	54,550
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	54,551	54,551
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	54,551	54,551
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	54,550	54,550
Total Short-Term Investments (cost $218,202)		218,202
Total Value of Securities–99.23% (cost $47,180,509)		$43,230,921

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 7 in “Security type / country and sector allocations.”
†	Non-income producing security.

Summary of abbreviations:

CVA – Certified Dutch Certificate

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

16

Delaware Ivy Asset Strategy Fund

September 30, 2022 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 0.35%
Fannie Mae REMICs
Series 2015-18 NS 3.036% (6.12% minus LIBOR01M, Cap 6.12%) 4/25/45 S, •	4,219,982	$464,749
Series 2015-37 SB 2.536% (5.62% minus LIBOR01M, Cap 5.62%) 6/25/45 S, •	9,182,314	756,632
Series 2016-48 US 3.016% (6.10% minus LIBOR01M, Cap 6.10%) 8/25/46 S, •	11,117,831	878,298
Series 2017-33 AI 4.50% 5/25/47 S	4,011,882	630,846
Series 2019-13 IP 5.00% 3/25/49 S	2,795,548	562,021
Series 4740 SB 3.332% (6.15% minus LIBOR01M, Cap 6.15%) 11/15/47 S, •	4,035,530	429,730
GNMA Series 2021-162 IN 3.00% 9/20/51 S	17,088,015	2,453,456
Total Agency Collateralized Mortgage Obligations (cost $8,261,835)		6,175,732

Agency Mortgage-Backed Securities – 1.76%
Fannie Mae S.F. 30 yr
3.00% 4/1/47	2,076,614	1,843,360
3.00% 12/1/51	2,354,268	2,068,402
5.00% 9/1/52	2,064,041	2,012,832
5.50% 8/1/52	2,367,152	2,362,522
Freddie Mac S.F. 30 yr
2.50% 1/1/52	5,175,361	4,360,393
3.50% 6/1/47	2,684,694	2,453,668
3.50% 4/1/52	2,470,823	2,228,574
4.00% 8/1/52	2,688,255	2,501,470
4.00% 9/1/52	1,436,000	1,335,509
4.50% 9/1/52	5,253,000	5,028,057
5.00% 7/1/52	1,896,843	1,852,412
5.50% 9/1/52	502,000	507,804
GNMA II S.F. 30 yr
3.00% 12/20/51	702,936	622,556
5.00% 9/20/52	2,375,000	2,330,368
Total Agency Mortgage-Backed Securities (cost $32,841,837)		31,507,927

Corporate Bonds – 13.62%
Banking – 1.58%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	1,562,000	1,369,118
Bank of America
2.482% 9/21/36 μ	735,000	531,989
2.551% 2/4/28 μ	230,000	200,325
2.972% 2/4/33 μ	790,000	618,567
4.375% 1/27/27 μ, y	295,000	237,475
4.948% 7/22/28 μ	615,000	591,551
6.125% 4/27/27 μ	215,000	203,712
Barclays 5.501% 8/9/28 μ	240,000	225,235
Citigroup
3.07% 2/24/28 μ	315,000	281,109
5.61% 9/29/26 μ	1,220,000	1,214,117
Credit Suisse Group 144A 6.442% 8/11/28 #, μ	475,000	442,331
Fifth Third Bancorp 4.337% 4/25/33 μ	2,400,000	2,130,854
Goldman Sachs Group
1.542% 9/10/27 μ	2,600,000	2,199,228
3.102% 2/24/33 μ	115,000	91,479
3.615% 3/15/28 μ	430,000	391,761
Huntington National Bank 4.552% 5/17/28 μ	2,935,000	2,828,649
JPMorgan Chase & Co.
1.953% 2/4/32 μ	410,000	303,859
4.851% 7/25/28 μ	1,185,000	1,139,037
4.912% 7/25/33 μ	2,535,000	2,341,034
KeyCorp 4.789% 6/1/33 μ	2,640,000	2,424,366
Morgan Stanley
1.928% 4/28/32 μ	2,470,000	1,806,940
2.475% 1/21/28 μ	175,000	153,138
2.484% 9/16/36 μ	885,000	635,465
Nordea Bank 144A 3.75% 3/1/29 #, μ, y	1,500,000	993,988
PNC Financial Services Group
6.00% 5/15/27 μ	265,000	246,450
6.20% 9/15/27 μ	380,000	360,050
State Street 2.203% 2/7/28 μ	350,000	307,245
SVB Financial Group 4.57% 4/29/33 μ	525,000	460,897
Toronto-Dominion Bank 4.108% 6/8/27 *	1,210,000	1,142,375
Truist Financial 4.916% 7/28/33 μ	475,000	429,924
UBS Group 144A 4.703% 8/5/27 #, μ	240,000	227,767
US Bancorp
2.215% 1/27/28 μ	295,000	260,244
2.677% 1/27/33 *, μ	295,000	237,485
Wells Fargo & Co. 4.611% 4/25/53 μ	995,000	809,866

17

Consolidated schedules of investments

Delaware Ivy Asset Strategy Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co. 4.808% 7/25/28 μ	455,000	$434,415
		28,272,045
Basic Industry – 0.14%
Celanese US Holdings
6.05% 3/15/25	325,000	317,785
6.165% 7/15/27	5,000	4,738
Newmont 2.60% 7/15/32	185,000	141,288
Sherwin-Williams 2.90% 3/15/52	1,650,000	994,200
Westlake 3.125% 8/15/51	1,600,000	987,941
		2,445,952
Capital Goods – 0.50%
Boeing
4.875% 5/1/25	3,917,000	3,825,802
5.805% 5/1/50	1,571,000	1,368,703
Eaton 4.15% 3/15/33	1,660,000	1,502,194
Lockheed Martin
3.90% 6/15/32	375,000	348,141
4.15% 6/15/53	320,000	268,614
Parker-Hannifin 4.25% 9/15/27	1,770,000	1,688,672
		9,002,126
Communication Services – 0.84%
Altice France Holding 144A 10.50% 5/15/27 #	8,387,000	6,588,370
CCO Holdings 144A 4.50% 8/15/30 #	6,000,000	4,759,830
Frontier Communications Holdings
5.875% 11/1/29	4,187,781	3,333,557
144A 6.00% 1/15/30 #	461,000	363,130
		15,044,887
Communications – 0.28%
AT&T 3.50% 9/15/53	3,490,000	2,331,211
Charter Communications Operating 3.85% 4/1/61	1,790,000	1,049,612
Discovery Communications 4.00% 9/15/55	400,000	236,714
Verizon Communications 2.875% 11/20/50	375,000	230,329
Warnermedia Holdings
144A 3.755% 3/15/27 #	780,000	698,840
144A 4.054% 3/15/29 #	110,000	95,137
144A 4.279% 3/15/32 #	110,000	90,636
144A 5.141% 3/15/52 #	445,000	324,284
		5,056,763
Consumer Cyclical – 0.33%
Amazon.com
1.50% 6/3/30	2,346,000	1,853,355
2.50% 6/3/50	1,322,000	829,452
3.60% 4/13/32	430,000	391,416
Aptiv
3.10% 12/1/51	1,890,000	1,062,130
3.25% 3/1/32	125,000	99,676
AutoNation 3.85% 3/1/32	230,000	182,064
General Motors
5.40% 10/15/29	465,000	429,352
5.60% 10/15/32	690,000	616,808
VICI Properties 4.95% 2/15/30	410,000	371,392
		5,835,645
Consumer Discretionary – 0.75%
Carnival 144A 7.625% 3/1/26 #	780,000	593,982
Ford Motor 6.10% 8/19/32	7,000,000	6,183,100
Staples 144A 7.50% 4/15/26 #	7,809,000	6,567,798
		13,344,880
Consumer Non-Cyclical – 0.36%
Anheuser-Busch InBev Worldwide 3.50% 6/1/30	1,570,000	1,403,952
Bristol-Myers Squibb 3.70% 3/15/52	190,000	146,128
CSL Finance
144A 4.05% 4/27/29 #	215,000	198,297
144A 4.75% 4/27/52 #	265,000	228,937
CVS Health
2.70% 8/21/40	1,655,000	1,090,246
4.78% 3/25/38	555,000	487,647
HCA 144A 3.125% 3/15/27 #	1,000,000	886,683
JBS USA LUX 144A 3.00% 2/2/29 #	558,000	457,256
JBS USA LUX SA 144A 3.625% 1/15/32 #	2,000,000	1,566,550
		6,465,696
Electric – 0.22%
Eversource Energy 2.90% 3/1/27	340,000	309,016
NextEra Energy Capital Holdings 3.00% 1/15/52	425,000	272,239
NRG Energy
144A 2.00% 12/2/25 #	3,470,000	3,067,718
144A 2.45% 12/2/27 #	390,000	319,860
		3,968,833
Energy – 2.98%
BP Capital Markets America
2.721% 1/12/32	530,000	431,046
2.939% 6/4/51	1,255,000	799,635
ConocoPhillips 3.80% 3/15/52	1,075,000	824,937

18

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Continental Resources 144A 2.875% 4/1/32 #	450,000	$330,143
Diamondback Energy 4.25% 3/15/52	115,000	84,241
Energy Transfer
6.25% 2/15/23 *, μ, y	5,000,000	4,106,250
6.75% 5/15/25 μ, y	5,879,000	5,101,796
7.125% 5/15/30 μ, y	15,000,000	12,360,574
Enterprise Products Operating 3.30% 2/15/53	1,555,000	1,015,810
Fells Point Funding Trust 144A 3.046% 1/31/27 #	290,000	258,747
Guara Norte 144A 5.198% 6/15/34 #	1,872,300	1,494,105
Hilcorp Energy I
144A 6.00% 2/1/31 #	1,515,000	1,318,256
144A 6.25% 4/15/32 #	3,487,000	3,093,910
Laredo Petroleum
9.50% 1/15/25	8,259,000	8,198,709
10.125% 1/15/28	9,436,000	9,081,348
Petroleos Mexicanos 6.70% 2/16/32	2,595,000	1,824,674
Targa Resources Partners 5.00% 1/15/28	1,770,000	1,641,064
Valero Energy 2.15% 9/15/27	1,496,000	1,295,587
		53,260,832
Finance Companies – 0.08%
Air Lease 2.875% 1/15/32 *	1,810,000	1,366,782
		1,366,782
Financial Services – 0.11%
New Cotai 5.00% 2/2/27 <<	1,952,660	1,947,782
		1,947,782
Financials – 3.58%
Ally Financial 4.70% 5/15/28 μ, y	2,000,000	1,430,000
Barclays
4.375% 3/15/28 μ, y	5,000,000	3,094,000
6.125% 12/15/25 μ, y	3,901,000	3,291,859
8.00% 6/15/24 μ, y	7,237,000	6,731,496
Citadel Finance 144A 3.375% 3/9/26 #	1,834,000	1,619,750
Credit Suisse Group
144A 6.375% 8/21/26 #, μ, y	4,768,000	3,480,640
144A 7.50% 12/11/23 #, μ, y	10,148,000	9,353,158
Deutsche Bank 3.742% 1/7/33 μ	956,000	621,199
ING Groep 3.875% 5/16/27 μ, y	6,000,000	3,929,100
ING Groep 4.25% 5/16/31 μ, y	4,000,000	2,436,000
Intercontinental Exchange 1.85% 9/15/32	2,342,000	1,706,175
Jefferies Group 2.625% 10/15/31	2,195,000	1,595,712
Standard Chartered
144A 4.30% 8/19/28 #, μ, y	17,000,000	11,055,100
144A 6.00% 8/19/28 #, μ, y	5,000,000	4,448,400
UniCredit
144A 5.459% 6/30/35 #, μ	9,547,000	7,109,904
144A 5.861% 6/19/32 #, μ	2,383,000	1,965,559
		63,868,052
Industrials – 0.57%
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	7,455,000	3,913,875
144A 9.00% 11/15/26 #, *	5,288,000	3,190,250
144A 13.125% 11/15/27 #	10,000,000	3,025,000
		10,129,125
Information Technology – 0.01%
Workday
3.50% 4/1/27	55,000	50,955
3.70% 4/1/29	110,000	98,787
3.80% 4/1/32	110,000	95,606
		245,348
Insurance – 0.42%
AIA Group
144A 3.20% 9/16/40 #	3,902,000	2,922,818
144A 3.375% 4/7/30 #	1,960,000	1,743,694
Athene Holding 6.15% 4/3/30	2,713,000	2,608,560
Brown & Brown
2.375% 3/15/31	73,000	54,619
4.95% 3/17/52	257,000	209,028
		7,538,719
Natural Gas – 0.04%
Southern Co. Gas Capital 5.15% 9/15/32	740,000	708,369
		708,369
REITs – 0.01%
American Homes 4 Rent 3.625% 4/15/32	220,000	181,691
		181,691
Technology – 0.66%
Apple 2.40% 8/20/50	3,122,000	1,947,008
Autodesk 2.40% 12/15/31	420,000	327,390
Baidu 1.72% 4/9/26	1,672,000	1,479,229
Broadcom 144A 3.419% 4/15/33 #	1,959,000	1,498,819

19

Consolidated schedules of investments

Delaware Ivy Asset Strategy Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
CDW 3.276% 12/1/28	1,035,000	$865,669
Entegris Escrow 144A 4.75% 4/15/29 #	385,000	339,984
Fidelity National Information Services 4.70% 7/15/27	190,000	183,171
KLA 4.95% 7/15/52	535,000	487,314
PayPal Holdings
3.90% 6/1/27 *	1,180,000	1,131,773
4.40% 6/1/32	1,250,000	1,166,224
Tencent Holdings 144A 3.24% 6/3/50 #	3,910,000	2,384,405
		11,810,986
Transportation – 0.16%
Azul Investments 144A 7.25% 6/15/26 #	1,500,000	927,098
Burlington Northern Santa Fe
2.875% 6/15/52	330,000	216,394
4.45% 1/15/53	355,000	308,933
Simpar Europe 144A 5.20% 1/26/31 #	2,000,000	1,413,170
		2,865,595
Total Corporate Bonds (cost $298,206,990)		243,360,108

Municipal Bonds – 0.11%
Commonwealth of Puerto Rico
Series A-1 3.045% 7/1/24 ^	62,870	57,815
Series A-1 4.00% 7/1/33	188,954	166,587
Series A-1 4.00% 7/1/35	137,232	117,648
Series A-1 4.00% 7/1/37	145,770	119,995
Series A-1 4.38% 7/1/33 ^	243,165	134,451
Series A-1 5.625% 7/1/29	158,907	162,800
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	1,448,800	1,274,944
Total Municipal Bonds (cost $2,249,001)		2,034,240

Non-Agency Collateralized Mortgage Obligations – 0.36%
COLT Mortgage Loan Trust Series 2021-3 B1 144A 3.059% 9/27/66 #, •	2,000,000	1,198,147
CSMC Trust Series 2020-NQM1 B1 144A 4.462% 5/25/65 #, •	4,968,250	4,285,747
Verus Securitization Trust Series 2019-INV2 B1 144A 4.452% 7/25/59 #, •	1,097,000	990,233
Total Non-Agency Collateralized Mortgage Obligations (cost $8,278,316)		6,474,127

Non-Agency Commercial Mortgage-Backed Securities – 0.81%
BANK
Series 2020-BN25 A5 2.649% 1/15/63	2,163,000	1,817,391
Series 2022-BNK41 A4 3.916% 4/15/65 •	2,000,000	1,797,656
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	2,000,000	1,846,812
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,578,174
Series 2021-B25 A5 2.577% 4/15/54	2,000,000	1,632,106
Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,642,159
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,225,000	1,709,187
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,813,000	2,300,288
Merrill Lynch Mortgage Investors Trust Series 1998-C1 F 6.25% 11/15/26 •	142,064	142,364
Total Non-Agency Commercial Mortgage-Backed Securities (cost $15,434,875)		14,466,137

Loan Agreements – 3.50%
Advantage Sales & Marketing Tranche B-1 7.053% (LIBOR01M + 4.50%) 10/28/27 •	4,924,642	4,416,789
Amynta Agency Borrower Tranche B 1st Lien 7.615% (LIBOR01M + 4.50%) 2/28/25 •	18,456,057	17,940,819
Epic Crude Services LP 7.08% (LIBOR03M + 5.00%) 3/2/26 •	8,132	6,739
Heartland Dental 6.615% (LIBOR01M + 3.50%) 4/30/25 •	7,146,743	6,606,271

20

	Principal amount°	Value (US $)
Loan Agreements (continued)
Hillman Group 5.834% (LIBOR01M + 2.75%) 7/14/28 •	12,343,998	$11,825,551
MLN US HoldCo Tranche B 1st Lien 8.252% (LIBOR03M + 4.50%) 11/30/25 •	8,050,292	4,986,149
PetsMart 6.87% (LIBOR01M + 3.50%) 2/11/28 •	2,560,140	2,428,933
Surgery Center Holdings 6.51% (LIBOR01M + 3.75%) 8/31/26 •	10,136,869	9,648,332
West Corporation Tranche B 7.115% (LIBOR01M + 4.00%) 10/10/24 •	3,286,813	2,835,465
White Cap Buyer TBD 10/19/27 X	2,000,000	1,878,334
Total Loan Agreements (cost $68,143,540)		62,573,382

US Treasury Obligations – 9.34%
US Treasury Bonds
2.75% 8/15/47	6,215,000	4,971,271
3.00% 2/15/49	4,219,000	3,602,713
3.00% 8/15/52	1,585,000	1,368,301
US Treasury Floating Rate Notes
3.293% (USBMMY3M - 0.08%) 4/30/24 •	39,270,000	39,218,533
3.405% (USBMMY3M + 0.04%) 7/31/24 •	10,135,000	10,123,489
US Treasury Notes
0.125% 4/30/23	77,000,000	75,278,649
2.50% 5/31/24	6,060,000	5,885,420
2.625% 7/31/29	6,175,000	5,675,693
2.75% 7/31/27 *	13,960,000	13,147,485
3.125% 8/31/27 *	445,000	426,922
3.50% 9/15/25	1,395,000	1,366,664
4.125% 9/30/27	5,670,000	5,689,048
Total US Treasury Obligations (cost $169,783,451)		166,754,188

	Number of shares
Common Stocks – 59.99%
Communication Services – 4.37%
Alphabet Class A †	233,856	22,368,326
Deutsche Telekom	1,411,550	24,026,944
Frontier Communications Parent †	346,325	8,114,395
New Cotai <<, =, †	1,819,823	0
Tencent Holdings	342,000	11,551,501
T-Mobile US †	89,241	11,973,465
		78,034,631
Consumer Discretionary – 8.28%
Amazon.com †	204,391	23,096,183
Aptiv †	185,895	14,538,848
Burlington Stores †	77,767	8,701,350
Darden Restaurants	210,426	26,581,012
Ferrari	66,750	12,361,158
H World Group ADR	370,389	12,422,847
JD.com ADR	269,629	13,562,339
LVMH Moet Hennessy Louis Vuitton	14,949	8,813,553
Media Group Holdings Series H <<, †	640,301	0
Media Group Holdings Series T <<, †	80,253	0
Skechers USA Class A †	433,454	13,749,161
Studio City International Holdings ADR †	203,063	444,708
Studio City International Holdings ADR †	184,458	403,963
Subaru	872,618	13,187,304
		147,862,426
Consumer Staples – 4.37%
Casey’s General Stores	81,000	16,404,120
China Mengniu Dairy †	4,871,687	19,258,292
Procter & Gamble	164,669	20,789,461
Reckitt Benckiser Group	326,128	21,616,225
		78,068,098
Energy – 4.00%
Canadian Natural Resources	607,374	28,285,407
ConocoPhillips	307,342	31,453,380
Schlumberger	174,283	6,256,760
TotalEnergies *	115,570	5,421,918
		71,417,465
Financials – 7.41%
AGNC Investment	1,571,884	13,235,263
BNP Paribas	329,772	13,929,325
First Republic Bank	141,505	18,473,478
ICICI Bank	1,133,161	11,897,350
Intercontinental Exchange	126,342	11,415,000
Morgan Stanley	190,537	15,054,328
ORIX	1,727,103	24,195,279
Prudential	1,266,780	12,398,780
State Bank of India	1,813,544	11,744,611
		132,343,414

21

Consolidated schedules of investments

Delaware Ivy Asset Strategy Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare – 10.18%
Abbott Laboratories	143,127	$13,848,969
AstraZeneca	145,364	15,979,789
Bayer	374,159	17,239,205
Eli Lilly & Co.	45,581	14,738,616
Genmab †	57,287	18,429,440
Regeneron Pharmaceuticals †	34,568	23,812,858
Thermo Fisher Scientific	24,729	12,542,302
UnitedHealth Group	54,764	27,658,011
Vertex Pharmaceuticals †	75,150	21,758,931
Zimmer Biomet Holdings	151,212	15,809,215
		181,817,336
Industrials – 6.54%
Airbus	194,690	16,782,352
Ingersoll Rand	294,867	12,755,946
Larsen & Toubro	977,648	22,070,698
Raytheon Technologies	233,516	19,115,620
Schneider Electric	103,798	11,724,065
Thales	53,389	5,883,147
Union Pacific	87,210	16,990,252
Vinci	141,576	11,447,945
		116,770,025
Information Technology – 11.86%
Ambarella †	207,755	11,671,676
Apple	148,512	20,524,358
Autodesk †	69,629	13,006,697
Intuit ~	52,504	20,335,849
Mastercard Class A	80,064	22,765,398
Microchip Technology	158,676	9,683,996
Microsoft ~	225,544	52,529,198
NVIDIA	78,381	9,514,670
Seagate Technology Holdings	167,849	8,934,602
Taiwan Semiconductor Manufacturing	1,782,550	23,628,400
VeriSign †	110,814	19,248,392
		211,843,236
Materials – 0.52%
Barrick Gold	599,304	9,289,212
		9,289,212
Technology – 1.08%
Check Point Software Technologies †	172,856	19,363,329
		19,363,329
Utilities – 1.38%
NTPC	5,843,548	11,412,816
RWE	362,861	13,337,322
		24,750,138
Total Common Stocks (cost $1,669,829,878)		1,071,559,310

Exchange-Traded Fund – 0.93%
Vanguard Russell 2000 ETF *	248,354	16,547,827
Total Exchange-Traded Fund (cost $19,512,652)		16,547,827

	Troy Ounces
Bullion – 5.98%
Gold	64,331	106,894,315
Total Bullion (cost $75,222,346)		106,894,315

	Number of shares
Short-Term Investments – 3.14%
Money Market Mutual Funds – 3.14%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	14,023,280	14,023,280
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	14,023,280	14,023,280
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	14,023,280	14,023,280
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	14,023,280	14,023,280
Total Short-Term Investments (cost $56,093,120)		56,093,120
Total Value of Securities Before Securities Lending Collateral–99.89% (cost $2,423,857,841)		1,784,440,413

22

	Number of shares	Value (US $)
Securities Lending Collateral** – 0.63%
Money Market Mutual Fund – 0.63%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	11,211,526	$11,211,526
Total Securities Lending Collateral (cost $11,211,526)		11,211,526
Total Value of Securities–100.52% (cost $2,435,069,367)		$1,795,651,939■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $106,552,770, which represents 5.96% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
X	This loan will settle after September 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
~	All or portion of the security has been pledged as collateral for potential options written.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $28,108,118 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $18,196,049.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at September 30, 2022:

Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Hillman Group 5.834% (LIBOR01M + 2.75%) 7/14/28	$2,984,864	$2,984,864	$2,859,500	$(125,364)

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	EUR	(67,781)	USD	66,024	10/3/22	$(418)

23

Consolidated schedules of investments

Delaware Ivy Asset Strategy Fund

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(20)	US Treasury 2 yr Notes	$(4,107,812)	$(4,174,172)	12/30/22	$66,360	$–	$2,969
6	US Treasury 5 yr Notes	645,047	667,309	12/30/22	–	(22,262)	(1,594)
23	US Treasury 10 yr Notes	2,577,437	2,594,279	12/20/22	–	(16,842)	(8,985)
33	US Treasury Long Bonds	4,171,406	4,529,333	12/20/22	–	(357,927)	(21,656)
22	US Treasury Ultra Bonds	3,014,000	3,303,284	12/20/22	–	(289,284)	(35,750)
Total Futures Contracts			$6,920,033		$66,360	$(686,315)	$(65,016)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – Bank of New York Mellon

ETF – Exchange-Traded Fund

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBD – To be determined

USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year

Summary of currencies:

EUR – European Monetary Unit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

24

Delaware Ivy Balanced Fund

September 30, 2022 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 0.66%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	3,964,882	$3,847,534
Series 2016-71 NB 3.00% 10/25/46	5,075,194	4,652,684
Freddie Mac REMICs
Series 4616 HW 3.00% 6/15/45	3,323,168	3,107,482
Total Agency Collateralized Mortgage Obligations (cost $12,864,740)		11,607,700

Agency Mortgage-Backed Securities – 8.70%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	1,926,182	1,749,951
Fannie Mae S.F. 20 yr 2.00% 5/1/41	2,368,471	1,984,593
Fannie Mae S.F. 30 yr
2.00% 1/1/51	5,025,279	4,095,468
2.00% 3/1/51	2,240,338	1,824,522
2.00% 4/1/51	2,369,292	1,929,197
2.50% 1/1/52	4,583,452	3,856,977
2.50% 4/1/52	1,385,011	1,164,963
3.00% 12/1/51	3,766,072	3,308,779
3.00% 2/1/52	9,607,897	8,395,058
3.50% 12/1/47	628,650	573,271
3.50% 1/1/48	710,099	649,449
3.50% 8/1/51	4,617,436	4,169,922
3.50% 1/1/52	5,855,211	5,284,000
3.50% 4/1/52	5,295,261	4,776,003
4.50% 11/1/43	2,519,484	2,468,306
4.50% 10/1/44	767,836	752,260
4.50% 5/1/49	1,931,298	1,860,294
5.00% 6/1/52	3,237,475	3,158,002
5.00% 9/1/52	6,749,621	6,582,165
6.50% 10/1/28	9,972	10,289
6.50% 2/1/29	1,481	1,516
6.50% 2/1/32	12,623	13,080
6.50% 9/1/32	10,841	11,172
7.00% 11/1/31	13,666	13,970
7.00% 2/1/32	12,696	13,035
7.00% 3/1/32	7,630	8,032
7.00% 7/1/32	11,991	12,353
Fannie Mae S.F. 30 yr TBA 5.50% 10/1/52	10,402,000	10,338,613
Freddie Mac S.F. 15 yr 2.00% 12/1/35	2,727,155	2,412,911
Freddie Mac S.F. 20 yr
2.00% 3/1/41	8,529,740	7,145,153
2.50% 2/1/42	3,595,644	3,079,181
Freddie Mac S.F. 30 yr
2.00% 1/1/52	10,439,859	8,478,777
2.50% 7/1/50	3,955,819	3,347,773
2.50% 1/1/52	11,765,411	9,932,421
3.00% 8/1/51	362,183	317,254
3.00% 12/1/51	10,098,956	8,820,758
3.00% 2/1/52	10,379,182	9,068,893
3.50% 6/1/47	3,839,342	3,508,955
3.50% 10/1/51	7,741,267	7,007,768
4.00% 8/1/52	6,906,154	6,426,301
4.50% 9/1/52	3,864,000	3,693,933
5.00% 7/1/52	2,684,549	2,621,667
5.50% 9/1/52	1,289,000	1,303,904
5.50% 11/1/52	1,314,000	1,307,594
6.50% 12/1/31	14,153	14,601
6.50% 1/1/32	11,340	11,726
3.50% 4/1/52	3,330,686	3,008,553
GNMA I S.F. 30 yr 6.50% 8/15/28	5,978	6,178
GNMA II S.F. 30 yr
3.00% 12/20/51	1,781,643	1,577,914
5.00% 9/20/52	1,658,000	1,626,842
Total Agency Mortgage-Backed Securities (cost $173,395,498)		153,724,297

Corporate Bonds – 14.69%
Banking – 2.48%
Bank of America
2.482% 9/21/36 µ	2,600,000	1,881,866
2.551% 2/4/28 µ	330,000	287,422
2.972% 2/4/33 µ	165,000	129,194
4.375% 1/27/27 µ, y	415,000	334,075
4.948% 7/22/28 µ	870,000	836,828
6.125% 4/27/27 µ, y	295,000	279,513
Barclays 5.501% 8/9/28 µ	340,000	319,082
Citigroup
3.07% 2/24/28 µ	400,000	356,964
5.61% 9/29/26 µ	335,000	333,385
6.25% 8/15/26 µ, y	6,428,000	6,164,452
Credit Suisse Group 144A 6.442% 8/11/28 #, µ	670,000	623,920
Deutsche Bank 3.742% 1/7/33 µ	1,250,000	812,238
Fifth Third Bancorp 4.337% 4/25/33 µ	365,000	324,067

25

Schedules of investments

Delaware Ivy Balanced Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
1.542% 9/10/27 µ	205,000	$173,401
3.102% 2/24/33 µ	5,445,000	4,331,321
3.615% 3/15/28 µ	605,000	551,198
Huntington National Bank 4.552% 5/17/28 µ	250,000	240,941
JPMorgan Chase & Co.
1.953% 2/4/32 µ	605,000	448,378
4.851% 7/25/28 µ	1,330,000	1,278,412
5.00% 8/1/24 µ, y	2,476,000	2,234,280
5.597% (LIBOR03M + 3.32%) 10/1/22 *, y, •	7,700,000	7,700,000
6.276% (LIBOR03M + 3.47%) 10/30/22 y, •	1,851,000	1,850,986
KeyCorp 4.789% 6/1/33 µ	500,000	459,160
Morgan Stanley
2.475% 1/21/28 µ	250,000	218,769
2.484% 9/16/36 µ	880,000	631,875
PNC Financial Services Group
6.00% 5/15/27 *, µ, y	370,000	344,100
6.20% 9/15/27 µ, y	535,000	506,913
State Street 2.203% 2/7/28 µ	495,000	434,532
SVB Financial Group 4.57% 4/29/33 *, µ	655,000	575,024
Toronto-Dominion Bank 4.108% 6/8/27	710,000	670,319
Truist Financial 4.916% 7/28/33 µ	680,000	615,471
UBS Group 144A 4.703% 8/5/27 #, µ	340,000	322,671
US Bancorp
2.215% 1/27/28 µ	415,000	366,106
2.677% 1/27/33 µ	415,000	334,090
3.10% 4/27/26	4,400,000	4,116,399
Wells Fargo & Co.
2.572% 2/11/31 µ	2,130,000	1,707,584
4.611% 4/25/53 µ	595,000	484,292
4.808% 7/25/28 µ	645,000	615,819
		43,895,047
Basic Industry – 0.04%
Celanese US Holdings
6.05% 3/15/25	465,000	454,677
6.165% 7/15/27	5,000	4,738
Newmont 2.60% 7/15/32	275,000	210,023
		669,438
Brokerage – 0.77%
Apollo Management Holdings 144A 2.65% 6/5/30 #	3,075,000	2,431,986
Blackstone Holdings Finance 144A 2.00% 1/30/32 #	4,850,000	3,598,037
Intercontinental Exchange 2.10% 6/15/30	1,440,000	1,148,584
KKR Group Finance VIII 144A 3.50% 8/25/50 #	1,650,000	1,136,850
LSEGA Financing 144A 2.50% 4/6/31 #	3,440,000	2,799,484
National Securities Clearing 144A 1.50% 4/23/25 #	2,650,000	2,443,634
		13,558,575
Capital Goods – 0.97%
Boeing
3.25% 2/1/28	160,000	139,818
3.75% 2/1/50	3,025,000	1,977,606
Eaton 4.15% 3/15/33	2,020,000	1,827,971
Lockheed Martin
3.90% 6/15/32	1,880,000	1,745,345
4.15% 6/15/53	440,000	369,344
Raytheon Technologies 2.25% 7/1/30	2,200,000	1,781,231
Republic Services
1.45% 2/15/31	2,400,000	1,795,134
2.30% 3/1/30	439,000	361,035
Standard Industries 144A 4.375% 7/15/30 #	2,098,000	1,610,026
Waste Management 3.15% 11/15/27	6,000,000	5,496,670
		17,104,180
Communications – 1.84%
AT&T
3.50% 9/15/53	2,550,000	1,703,321
3.65% 6/1/51	1,950,000	1,322,689
Bell Canada 4.30% 7/29/49	880,000	702,619
CCO Holdings 144A 4.25% 1/15/34 #	4,205,000	3,019,716
Charter Communications Operating 3.85% 4/1/61	2,635,000	1,545,099
Comcast
3.45% 2/1/50	4,325,000	3,033,015
3.90% 3/1/38	3,500,000	2,861,713
4.25% 10/15/30	2,550,000	2,366,250
Sprint 7.875% 9/15/23	2,235,000	2,261,529
T-Mobile USA 3.875% 4/15/30	4,425,000	3,927,750
Verizon Communications
2.875% 11/20/50	480,000	294,821
4.50% 8/10/33	4,000,000	3,611,084
Walt Disney 2.75% 9/1/49	6,500,000	4,142,131

26

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Warnermedia Holdings
144A 3.755% 3/15/27 #	1,110,000	$994,503
144A 4.054% 3/15/29 #	160,000	138,381
144A 4.279% 3/15/32 #	160,000	131,835
144A 5.141% 3/15/52 #	635,000	462,742
		32,519,198
Consumer Cyclical – 1.20%
Alimentation Couche-Tard 144A 2.95% 1/25/30 #	2,650,000	2,182,231
Amazon.com
2.50% 6/3/50	750,000	470,567
3.60% 4/13/32	600,000	546,162
Aptiv 3.25% 3/1/32	165,000	131,572
AutoNation
2.40% 8/1/31	2,200,000	1,563,980
3.85% 3/1/32	320,000	253,307
Carnival 144A 4.00% 8/1/28 #	985,000	796,244
Expedia Group 144A 6.25% 5/1/25 #	1,160,000	1,168,799
General Motors
5.40% 10/15/29	170,000	156,967
5.60% 10/15/32	270,000	241,360
General Motors Financial 3.70% 5/9/23	1,850,000	1,837,209
Home Depot 3.35% 4/15/50	5,300,000	3,809,849
MGM Resorts International 4.75% 10/15/28	2,006,000	1,683,462
NIKE 3.25% 3/27/40	880,000	679,062
NVR 3.00% 5/15/30	3,100,000	2,535,451
PVH 4.625% 7/10/25	2,650,000	2,543,107
VICI Properties 4.95% 2/15/30	565,000	511,797
		21,111,126
Consumer Non-Cyclical – 1.40%
Amgen 3.375% 2/21/50	4,300,000	2,938,649
Bristol-Myers Squibb 3.70% 3/15/52	240,000	184,583
Coca-Cola 2.25% 1/5/32	4,400,000	3,583,193
CSL Finance
144A 4.05% 4/27/29 #	295,000	272,082
144A 4.75% 4/27/52 #	365,000	315,328
CVS Health
4.78% 3/25/38	1,085,000	953,328
5.05% 3/25/48	1,020,000	900,664
HCA 144A 3.125% 3/15/27 #	245,000	217,237
Hormel Foods 3.05% 6/3/51	3,965,000	2,744,545
JBS USA 144A 3.00% 2/2/29 #	793,000	649,829
Johnson & Johnson 3.40% 1/15/38	9,000,000	7,506,924
Merck & Co. 2.75% 12/10/51	3,750,000	2,453,914
Nestle Holdings 144A 4.00% 9/24/48 #	2,150,000	1,789,977
Royalty Pharma 3.55% 9/2/50	444,000	277,792
		24,788,045
Electric – 1.29%
Alabama Power 3.125% 7/15/51	2,125,000	1,426,341
Ameren Illinois 3.25% 3/15/50	2,000,000	1,394,266
Berkshire Hathaway Energy
3.25% 4/15/28	1,000,000	908,375
3.80% 7/15/48	2,000,000	1,510,496
144A 4.60% 5/1/53 #	3,000,000	2,536,463
Commonwealth Edison 2.20% 3/1/30	2,650,000	2,182,487
Duke Energy 3.15% 8/15/27	2,500,000	2,265,840
Duke Energy Indiana 3.75% 5/15/46	880,000	661,605
Duke Energy Ohio 4.30% 2/1/49	835,000	676,263
Entergy
2.80% 6/15/30	1,765,000	1,432,008
3.75% 6/15/50	700,000	497,427
Eversource Energy 2.90% 3/1/27	485,000	440,802
Fells Point Funding Trust 144A 3.046% 1/31/27 #	415,000	370,275
Florida Power & Light 3.15% 10/1/49	2,575,000	1,821,767
NextEra Energy Capital Holdings 3.00% 1/15/52	635,000	406,757
Oncor Electric Delivery 2.75% 5/15/30	2,550,000	2,190,449
Southern California Edison
3.45% 2/1/52	859,000	579,861
4.125% 3/1/48	2,000,000	1,491,880
		22,793,362
Energy – 0.61%
BP Capital Markets America 2.721% 1/12/32	760,000	618,104
Cheniere Energy Partners 3.25% 1/31/32	880,000	677,494
ConocoPhillips 3.80% 3/15/52	805,000	617,743
Continental Resources 144A 2.875% 4/1/32 #	635,000	465,868
Diamondback Energy 4.25% 3/15/52	160,000	117,206
EQT 6.125% 2/1/25 •	3,600,000	3,609,864

 27

Schedules of investments

Delaware Ivy Balanced Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Targa Resources Partners 5.00% 1/15/28	1,535,000	$1,423,182
Transcontinental Gas Pipe Line 4.60% 3/15/48	2,000,000	1,653,275
Valero Energy 3.65% 12/1/51	2,195,000	1,500,437
		10,683,173
Finance Companies – 0.45%
AerCap Ireland Capital DAC 6.50% 7/15/25	1,750,000	1,748,087
Air Lease 2.875% 1/15/32	1,560,000	1,178,000
Ares Capital 4.25% 3/1/25	5,225,000	4,941,335
		7,867,422
Information Technology – 2.41%
Apple
2.65% 5/11/50	1,325,000	876,413
2.65% 2/8/51	1,325,000	873,960
2.95% 9/11/49	4,500,000	3,183,767
Autodesk
2.40% 12/15/31	605,000	471,598
2.85% 1/15/30	4,500,000	3,781,617
Broadcom 144A 3.419% 4/15/33 #	2,200,000	1,683,206
CDW 3.276% 12/1/28	325,000	271,829
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,095,611
Entegris Escrow 144A 4.75% 4/15/29 #	535,000	472,445
Fidelity National Information Services 4.70% 7/15/27	270,000	260,296
Fortinet 2.20% 3/15/31	2,650,000	2,013,514
Infor 144A 1.75% 7/15/25 #	875,000	788,013
Intel 3.25% 11/15/49	2,700,000	1,795,781
Iron Mountain 144A 5.25% 7/15/30 #	517,000	428,934
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,595,000	1,236,903
KLA 4.95% 7/15/52	740,000	674,041
Microsoft 3.45% 8/8/36	2,240,000	1,967,805
PayPal Holdings
2.30% 6/1/30	1,770,000	1,441,766
3.90% 6/1/27	140,000	134,278
4.40% 6/1/32 *	425,000	396,516
Salesforce
2.70% 7/15/41	1,325,000	915,525
2.90% 7/15/51	1,945,000	1,288,530
ServiceNow 1.40% 9/1/30	3,315,000	2,445,560
Thomson Reuters 3.35% 5/15/26	2,575,000	2,415,616
TSMC Global 144A 1.75% 4/23/28 #	4,400,000	3,670,833
Visa 2.70% 4/15/40	3,060,000	2,219,911
Workday
3.50% 4/1/27 *	75,000	69,484
3.70% 4/1/29	155,000	139,201
3.80% 4/1/32	1,560,000	1,355,865
Xilinx 2.375% 6/1/30	3,975,000	3,283,759
		42,652,577
Insurance – 0.48%
Aon 2.80% 5/15/30	3,975,000	3,301,611
Brown & Brown
2.375% 3/15/31	104,000	77,813
4.95% 3/17/52	366,000	297,682
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	5,000,000	3,781,848
UnitedHealth Group 3.05% 5/15/41	1,500,000	1,093,187
		8,552,141
Natural Gas – 0.04%
Southern Co. Gas Capital 5.15% 9/15/32	784,000	750,489
		750,489
Real Estate Investment Trusts – 0.30%
American Homes 4 Rent 3.625% 4/15/32	310,000	256,019
American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,819,573
Extra Space Storage 2.35% 3/15/32	4,400,000	3,249,080
		5,324,672
Transportation – 0.32%
American Airlines Group 2017-2 Class AA Pass Through Trust 3.35% 4/15/31 t	3,134,044	2,733,197
Burlington Northern Santa Fe
2.875% 6/15/52	455,000	298,362
4.45% 1/15/53	495,000	430,766
Kansas City Southern 2.875% 11/15/29	2,650,000	2,255,090
		5,717,415

28

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities – 0.09%
American Water Capital 3.75% 9/1/47	2,125,000	$1,600,227
		1,600,227
Total Corporate Bonds (cost $319,040,912)		259,587,087

Non-Agency Commercial Mortgage-Backed Securities – 3.23%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	7,060,000	5,809,358
Series 2021-BN36 A5 2.47% 9/15/64	10,096,000	8,111,407
Series 2022-BNK39 A4 2.928% 2/15/55	8,345,000	6,945,761
Series 2022-BNK39 B 3.348% 2/15/55 •	588,000	467,911
Series 2022-BNK39 C 3.379% 2/15/55 •	432,000	320,883
Series 2022-BNK40 A4 3.507% 3/15/64 •	8,150,000	7,079,137
Series 2022-BNK40 B 3.507% 3/15/64 •	1,000,000	795,639
Benchmark Mortgage Trust Series 2022-B32 A5 3.002% 1/15/55 •	9,000,000	7,510,340
Series 2022-B32 B 3.202% 1/15/55 •	975,000	755,969
Series 2022-B32 C 3.572% 1/15/55 •	1,196,000	886,263
Series 2022-B33 A5 3.458% 3/15/55	8,100,000	7,080,272
Series 2022-B33 B 3.736% 3/15/55 •	500,000	411,009
Series 2022-B33 C 3.736% 3/15/55 •	500,000	383,328
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	4,500,000	3,887,816
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.658% 11/15/54	8,355,000	6,693,568
Total Non-Agency Commercial Mortgage-Backed Securities (cost $70,021,667)		57,138,661

US Treasury Obligations – 15.54%
US Treasury Bonds 1.75% 8/15/41	11,770,000	8,054,864
US Treasury Bonds 2.25% 2/15/52	1,580,000	1,148,463
US Treasury Floating Rate Note 3.405% (USBMMY3M + 0.04%) 7/31/24 •	29,740,000	29,706,221
US Treasury Notes
0.125% 4/30/23	124,000,000	121,227,955
0.125% 8/31/23	10,350,000	9,966,765
0.125% 1/15/24	32,655,000	30,957,195
2.00% 5/31/24	4,110,000	3,958,925
2.375% 3/31/29	580,000	525,308
2.625% 4/15/25	30,905,000	29,684,494
2.75% 8/15/32 *	10,765,000	9,844,929
2.875% 5/31/25	30,790,000	29,713,554
Total US Treasury Obligations (cost $284,794,739)		274,788,673

	Number of shares
Common Stocks – 52.97%
Banking – 1.68%
Bank of America	405,721	12,252,774
Morgan Stanley	221,375	17,490,839
		29,743,613
Communications – 3.68%
Alphabet Class A †	198,498	18,986,334
Alphabet Class C †	171,967	16,534,627
Amazon.com †	162,398	18,350,974
VeriSign †	64,275	11,164,567
		65,036,502
Consumer Cyclical – 3.60%
Aptiv †	240,243	18,789,405
AutoZone †	10,402	22,280,356
Costco Wholesale	47,847	22,596,703
		63,666,464
Consumer Non-Cyclical – 12.46%
Danaher	126,041	32,555,130
Eli Lilly & Co.	82,861	26,793,104
Equifax	76,020	13,032,109
Sysco	342,413	24,212,023
United Rentals †	98,069	26,490,398
UnitedHealth Group	122,121	61,675,990
Vertex Pharmaceuticals †	47,214	13,670,341
Zoetis	147,171	21,823,988
		220,253,083
Energy – 1.73%
ConocoPhillips	223,364	22,859,072

29

Schedules of investments

Delaware Ivy Balanced Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Schlumberger	217,776	$7,818,158
		30,677,230
Financials – 9.36%
American Express	89,878	12,125,441
Aon Class A	52,037	13,939,151
Artisan Partners Asset Management Class A	400,832	10,794,406
Blackstone	164,441	13,763,712
Charles Schwab	330,589	23,759,431
CME Group Class A	84,784	15,017,790
Intercontinental Exchange	151,167	13,657,939
KKR & Co.	372,129	16,001,547
Mastercard Class A	64,450	18,325,713
Progressive	241,516	28,066,574
		165,451,704
Healthcare – 1.01%
HCA Healthcare	97,071	17,840,679
		17,840,679
Industrials – 4.66%
Airbus ADR	862,412	18,515,986
Caterpillar	30,035	4,928,143
Deere & Co.	54,096	18,062,113
TE Connectivity	239,149	26,392,483
Union Pacific	74,345	14,483,893
		82,382,618
Information Technology – 10.81%
Apple ~	232,174	32,086,447
Applied Materials	108,909	8,922,914
Fiserv †	170,773	15,979,230
Intuit	37,437	14,500,099
Microchip Technology	391,511	23,893,916
Microsoft	333,680	77,714,072
Take-Two Interactive Software †	165,148	18,001,132
		191,097,810
Materials – 2.13%
Linde	82,423	22,220,417
Sherwin-Williams	75,231	15,403,547
		37,623,964
Utilities – 1.85%
NextEra Energy	416,634	32,668,272
		32,668,272
Total Common Stocks (cost $945,731,707)		936,441,939

Exchange-Traded Fund – 0.92%
Vanguard Russell 2000 ETF	244,631	16,299,764
Total Exchange-Traded Fund (cost $19,220,144)		16,299,764

Short-Term Investments – 3.79%
Money Market Mutual Funds – 3.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	16,735,668	16,735,668
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	16,735,668	16,735,668
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	16,735,668	16,735,668
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	16,735,668	16,735,668
Total Short-Term Investments (cost $66,942,672)		66,942,672
Total Value of Securities Before Securities Lending Collateral–100.50% (cost $1,892,012,079)		1,776,530,793

Securities Lending Collateral** – 0.24%
Money Market Mutual Fund – 0.24%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	4,227,677	4,227,677
Total Securities Lending Collateral (cost $4,227,677)		4,227,677
Total Value of Securities–100.74% (cost $1,896,239,756)		$1,780,758,470■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.

30

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $46,455,484, which represents 2.63% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
*	Fully or partially on loan.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
†	Non-income producing security.
~	All or portion of the security has been pledged as collateral for potential options written.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $15,688,557 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $11,911,649.

The following futures contract were outstanding at September 30, 2022:1

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
530	US Treasury 5 yr Notes	$56,979,139	$58,945,661	12/30/22	$–	$(1,966,522)	$(140,784)
(222)	US Treasury 10 yr Ultra Notes	(26,303,532)	(27,843,896)	12/20/22	1,540,364	–	111,000
21	US Treasury Ultra Bonds	2,877,000	3,153,134	12/20/22	–	(276,134)	(34,125)
Total Futures Contracts			$34,254,899		$1,540,364	$(2,242,656)	$(63,909)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

DAC – Designated Activity Company

ETF – Exchange-Traded Fund

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

yr – Year

See accompanying notes, which are an integral part of the financial statements.

31

Schedules of investments

Delaware Ivy Natural Resources Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Closed-Ended Trust – 3.39%
Sprott Physical Uranium Trust *, †	697,895	$8,240,249
Total Closed-Ended Trust (cost $8,309,958)		8,240,249

Common Stocks – 92.97%∆
Australia – 3.72%
BHP Group	363,433	9,034,266
		9,034,266
Brazil – 5.90%
ERO Copper *, †	557,900	6,167,251
Wheaton Precious Metals	252,505	8,171,062
		14,338,313
Canada – 11.29%
Hudbay Minerals *	1,179,508	4,753,417
Kinross Gold	920,513	3,461,129
Li-Cycle Holdings *, †	504,367	2,683,232
Nutrien *	119,284	9,945,900
Pan American Silver	251,703	4,001,446
Parex Resources	177,670	2,594,277
		27,439,401
Hong Kong – 0.00%
China Metal Recycling Holdings †	30,000,000	4
		4
Netherlands – 3.64%
Shell	357,076	8,858,317
		8,858,317
South Africa – 2.30%
Anglo American	186,285	5,593,360
		5,593,360
United States – 66.12%
Alcoa	76,858	2,587,040
Archaea Energy †	473,890	8,534,759
Archer-Daniels-Midland	69,978	5,629,730
Arcosa	153,602	8,782,962
Bunge	74,001	6,110,263
CF Industries Holdings	81,123	7,808,089
Chesapeake Energy *	165,997	15,638,577
Chord Energy	19,341	2,645,269
Darling Ingredients †	62,987	4,166,590
Denbury †	127,321	10,982,709
Enviva	74,585	4,479,575
EOG Resources	56,107	6,268,835
EQT	323,700	13,190,775
Kimbell Royalty Partners	531,301	9,021,491
Louisiana-Pacific	64,188	3,285,784
Newmont	151,984	6,387,888
NuScale Power *, †	314,415	3,672,367
Occidental Petroleum	96,640	5,938,528
Schlumberger	201,597	7,237,332
Sunrun *, †	132,290	3,649,881
Unit †	104,238	5,552,758
Valaris †	93,223	4,562,334
Valero Energy	92,281	9,860,225
Weyerhaeuser	166,828	4,764,608
		160,758,369
Total Common Stocks (cost $261,069,967)		226,022,030

Short-Term Investments – 3.93%
Money Market Mutual Funds – 3.93%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	2,386,405	2,386,405
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	2,386,406	2,386,406
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	2,386,406	2,386,406
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	2,386,406	2,386,406
Total Short-Term Investments (cost $9,545,623)		9,545,623
Total Value of Securities Before Securities Lending Collateral–100.29% (cost $278,925,548)		243,807,902

Securities Lending Collateral** – 6.76%
Money Market Mutual Fund – 6.76%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	16,438,846	16,438,846
Total Securities Lending Collateral (cost $16,438,846)		16,438,846
Total Value of Securities–107.05% (cost $295,364,394)		$260,246,748■

32

*	Fully or partially on loan.
†	Non-income producing security.
∆	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 10 in “Security type / country and sector allocations.”
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $32,398,931 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $17,079,356.

The following foreign currency exchange contracts were outstanding at September 30, 2022:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	CAD	27,513	USD	(37,754)	10/3/22	$182

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:

BNYM – Bank of New York Mellon

Summary of currencies:

CAD – Canadian Dollar
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

33

Schedules of investments

Delaware Ivy Science and Technology Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 93.85%
Communication Services – 16.01%
Alphabet Class A †	1,224,400	$117,113,860
Alphabet Class C †	1,217,460	117,058,779
Meta Platforms Class A †	974,916	132,276,603
Netflix †	469,838	110,618,659
Pinterest Class A †	5,273,424	122,870,779
T-Mobile US †	1,768,947	237,339,619
		837,278,299
Consumer Discretionary – 11.60%
Amazon.com †	3,074,485	347,416,805
Aptiv †	1,232,816	96,418,540
Etsy *, †	1,232,141	123,374,278
Luminar Technologies *, †	5,402,199	39,355,020
		606,564,643
Healthcare – 4.79%
Edwards Lifesciences †	608,838	50,308,284
Intuitive Surgical †	499,103	93,551,866
Ionis Pharmaceuticals †	739,272	32,698,001
Vertex Pharmaceuticals †	256,056	74,138,454
		250,696,605
Information Technology – 61.45%
Ambarella †	1,132,239	63,609,187
Amphenol Class A	2,542,139	170,221,627
Analog Devices	1,155,069	160,947,314
Apple	1,803,802	249,285,436
ASML Holding	394,830	163,992,640
Aspen Technology *, †	348,748	83,071,774
Autodesk †	617,123	115,278,576
Cadence Design Systems †	544,126	88,926,512
Intuit	300,785	116,500,046
KLA *	271,701	82,224,874
Mastercard Class A	637,890	181,377,643
Microchip Technology	2,780,809	169,712,773
Micron Technology	2,171,959	108,815,146
Microsoft	2,072,924	482,784,000
NVIDIA	634,986	77,080,951
ON Semiconductor *, †	2,237,479	139,462,066
PayPal Holdings †	1,217,595	104,798,402
Seagate Technology Holdings *	2,333,379	124,205,764
ServiceNow †	164,272	62,030,750
Shift4 Payments Class A *, †	1,468,760	65,521,384
Taiwan Semiconductor Manufacturing ADR	1,322,779	90,689,728
VeriSign †	870,904	151,276,025
WNS Holdings ADR	1,251,314	102,407,538
Zebra Technologies Class A †	229,625	60,164,045
		3,214,384,201
Total Common Stocks (cost $4,344,936,537)		4,908,923,748

Short-Term Investments – 4.31%
Money Market Mutual Funds – 4.31%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	56,309,085	56,309,085
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	56,309,085	56,309,085
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	56,309,085	56,309,085
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	56,309,085	56,309,085
Total Short-Term Investments (cost $225,236,340)		225,236,340
Total Value of Securities Before Securities Lending Collateral–98.16% (cost $4,570,172,877)		5,134,160,088

Securities Lending Collateral** – 0.76%
Money Market Mutual Fund – 0.76%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	40,023,362	40,023,362
Total Securities Lending Collateral (cost $40,023,362)		40,023,362
Total Value of Securities–98.92% (cost $4,610,196,239)		$5,174,183,450■

†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $121,267,770 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $85,343,285.

34

Summary of abbreviations:

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

35

Schedules of investments

Delaware Real Estate Securities Fund

September 30, 2022 (Unaudited)

	Number of shares	Value (US $)
Common Stocks – 99.14%
Real Estate – 0.50%
CBRE Group Class A †	17,929	$1,210,387
		1,210,387
REIT Healthcare – 8.56%
Healthpeak Properties	317,076	7,267,382
Welltower	208,853	13,433,425
		20,700,807
REIT Hotel – 2.71%
Apple Hospitality REIT	160,361	2,254,675
RLJ Lodging Trust	196,782	1,991,434
Ryman Hospitality Properties	31,388	2,309,843
		6,555,952
REIT Industrial – 15.68%
Duke Realty	220,217	10,614,459
First Industrial Realty Trust	80,141	3,591,118
Prologis	168,473	17,116,857
Rexford Industrial Realty	91,827	4,775,004
Summit Industrial Income REIT	144,915	1,794,980
		37,892,418
REIT Information Technology – 11.14%
American Tower	11,363	2,439,636
Digital Realty Trust	114,168	11,323,182
Equinix	20,163	11,469,521
SBA Communications	5,957	1,695,660
		26,927,999
REIT Mall – 2.00%
Simon Property Group	53,943	4,841,384
		4,841,384
REIT Manufactured Housing – 5.11%
Equity LifeStyle Properties	66,984	4,209,275
Sun Communities	60,206	8,147,678
		12,356,953
REIT Multifamily – 11.98%
Equity Residential	157,653	10,597,435
Essex Property Trust	30,559	7,402,306
Independence Realty Trust	136,749	2,287,811
UDR	207,717	8,663,876
		28,951,428
REIT Office – 6.72%
Alexandria Real Estate Equities	81,340	11,403,055
Boston Properties	64,486	4,834,515
		16,237,570
REIT Self-Storage – 10.85%
Extra Space Storage	58,761	10,148,613
Public Storage	54,878	16,068,827
		26,217,440
REIT Shopping Center – 6.54%
Federal Realty Investment Trust	34,250	3,086,610
Kimco Realty	310,539	5,717,023
Kite Realty Group Trust	237,923	4,097,034
NETSTREIT	163,091	2,904,651
		15,805,318
REIT Single Family – 4.17%
American Homes 4 Rent Class A	163,468	5,363,385
Invitation Homes	139,827	4,721,958
		10,085,343
REIT Single Tenant – 12.79%
Agree Realty	72,500	4,899,550
Realty Income	196,277	11,423,321
Spirit Realty Capital	77,167	2,790,359
VICI Properties	395,894	11,817,436
		30,930,666
Telecommunication Services – 0.39%
DigitalBridge Group	75,591	945,643
		945,643
Total Common Stocks (cost $195,684,483)		239,659,308

Short-Term Investments – 0.78%
Money Market Mutual Funds – 0.78%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	470,373	470,373
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	470,372	470,372
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	470,372	470,372
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	470,373	470,373
Total Short-Term Investments (cost $1,881,489)		1,881,490
Total Value of Securities–99.92% (cost $197,565,972)		$241,540,798

† Non-income producing security.

Summary of abbreviations:
REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

36

Statements of assets and liabilities

Ivy Funds

September 30, 2022 (Unaudited)

	Delaware Climate Solutions Fund	Delaware Global Real Estate Fund	Delaware Ivy Asset Strategy FundΦ	Delaware Ivy Balanced Fund
Assets:
Investments, at value*,†	$232,366,516	$43,230,921	$1,675,598,316	$1,776,530,793
Investments of affiliated issuers, at value**	—	—	1,947,782	—
Short-term investments held as collateral for loaned securities, at value=	14,664,053	—	11,211,526	4,227,677
Cash	354,355	—	—	22,439
Cash collateral due from brokers	—	—	358,131	588,143
Foreign currencies, at value∆	—	155,415	144,247	—
Prepaid expenses	215,864	36,983	207,068	1,453,011
Dividends and interest receivable	189,638	173,767	8,257,387	4,830,578
Receivable for fund shares sold	158,557	19,155	1,358,481	1,819,950
Receivable for securities sold	90,057	—	9,584,711	17,597,404
Securities lending income receivable	67,122	—	50,746	5,963
Foreign tax reclaims receivable	28,322	58,010	1,125,836	73,140
Unrealized appreciation on foreign currency exchange contracts	1,251	—	—	—
Bullion at value‡	—	—	106,894,315	—
Other assets	26,897	19,296	55,155	100,182
Total Assets	248,162,632	43,693,547	1,816,793,701	1,807,249,280
Liabilities:
Due to custodian	336,512	1,276	645,754	—
Obligation to return securities lending collateral	14,664,053	—	11,211,526	4,227,677
Payable for fund shares redeemed	478,407	43,381	2,892,924	4,101,814
Distribution fees payable to affiliates	358,871	19,762	2,682,707	2,583,241
Investment management fees payable to affiliates	257,247	58,494	1,100,546	1,091,189
Administration expenses payable to affiliates	15,640	5,901	60,273	60,273
Payable for securities purchased	—	—	11,603,093	27,366,704
Unrealized depreciation on foreign currency exchange contracts	—	—	418	—
Variation margin due to broker on futures contracts	—	—	65,016	63,909
Unrealized depreciation on unfunded loan commitments	—	—	125,364	—
Total Liabilities	16,110,730	128,814	30,387,621	39,494,807
Total Net Assets	$232,051,902	$43,564,733	$1,786,406,080	$1,767,754,473

Net Assets Consist of:
Paid-in capital	$406,250,266	$43,785,215	$2,267,428,988	$1,571,207,016
Total distributable earnings (loss)	(174,198,364)	(220,482)	(481,022,908)	196,547,457
Total Net Assets	$232,051,902	$43,564,733	$1,786,406,080	$1,767,754,473
Net Asset Value

Class A:
Net assets	$87,944,525	$6,501,579	$1,206,526,561	$1,163,346,590
Shares of beneficial interest outstanding, unlimited authorization, no par	9,840,879	721,294	63,539,471	53,891,794
Net asset value per share	$8.94	$9.01	$18.99	$21.59
Sales charge	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.49	$9.56	$20.15	$22.91

37

Statements of assets and liabilities

Ivy Funds

	Delaware Climate Solutions Fund	Delaware Global Real Estate Fund	Delaware Ivy Asset Strategy FundΦ	Delaware Ivy Balanced Fund

Class C:
Net assets	$11,369,272	$314,009	$54,534,371	$78,195,048
Shares of beneficial interest outstanding, unlimited authorization, no par	1,393,031	35,235	3,118,690	3,672,152
Net asset value per share	$8.16	$8.91	$17.49	$21.29

Class I:
Net assets	$86,465,283	$22,895,109	$419,019,717	$499,479,318
Shares of beneficial interest outstanding, unlimited authorization, no par	9,244,114	2,527,476	21,658,537	23,131,008
Net asset value per share	$9.35	$9.06	$19.35	$21.59

Class R:
Net assets	$33,536,309	$618,330	$18,943,203	$8,657,334
Shares of beneficial interest outstanding, unlimited authorization, no par	3,807,835	68,923	1,014,427	402,209
Net asset value per share	$8.81	$8.97	$18.67	$21.52

Class R6:
Net assets	$4,603,387	$12,364,441	$12,576,433	$8,072,651
Shares of beneficial interest outstanding, unlimited authorization, no par	489,398	1,363,680	647,965	372,931
Net asset value per share	$9.41	$9.07	$19.41	$21.65

Class Y:
Net assets	$8,133,126	$871,265	$74,805,795	$10,003,532
Shares of beneficial interest outstanding, unlimited authorization, no par	895,622	95,396	3,923,903	463,252
Net asset value per share	$9.08	$9.13	$19.06	$21.59

*Investments, at cost	$250,698,842	$47,180,509	$1,720,417,916	$1,892,012,079
**Investments of affiliated issuers, at cost	—	—	628,217,579	—
†Including securities on loan	20,290,805	—	28,108,118	15,688,557
=Short-term investments held as collateral for loaned securities, at cost	14,664,053	—	11,211,526	4,227,677
‡Bullion, at cost	—	—	75,222,346	—
∆Foreign currencies, at cost	—	158,349	143,305	—
**See Note 10 in “Notes to financial statements.”

ΦConsolidated statements of assets and liabilities

See accompanying notes, which are an integral part of the financial statements.

38

	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund	Delaware Real Estate Securities Fund
Assets:
Investments, at value*,†	$243,807,902	$5,134,160,088	$241,540,798
Short-term investments held as collateral for loaned securities, at value=	16,438,846	40,023,362	—
Cash	79	133,356	—
Foreign currencies, at value∆	27,331	—	—
Receivable for fund shares sold	350,814	4,960,472	230,058
Securities lending income receivable	117,742	51,034	—
Dividends and interest receivable	107,823	3,271,747	810,927
Foreign tax reclaims receivable	89,776	473,795	1,016
Prepaid expenses	9,259	3,533,608	52,058
Unrealized appreciation on foreign currency exchange contracts	182	—	—
Receivable for securities sold	—	107,792,962	—
Other assets	43,446	188,387	50,919
Total Assets	260,993,200	5,294,588,811	242,685,776
Liabilities:
Due to custodian	—	—	12,295
Obligation to return securities lending collateral	16,438,846	40,023,362	—
Payable for fund shares redeemed	463,079	12,055,506	423,700
Other accrued expenses	443,887	—	—
Distribution fees payable to affiliates	312,963	7,780,252	306,266
Investment management fees payable to affiliates	205,257	3,829,416	200,379
Administration expenses payable to affiliates	14,006	59,458	20,885
Total Liabilities	17,878,038	63,747,994	963,525
Total Net Assets	$243,115,162	$5,230,840,817	$241,722,251

Net Assets Consist of:
Paid-in capital	$875,371,461	$3,084,402,507	$158,539,155
Total distributable earnings (loss)	(632,256,299)	2,146,438,310	83,183,096
Total Net Assets	$243,115,162	$5,230,840,817	$241,722,251

39

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund	Delaware Real Estate Securities Fund
Net Asset Value

Class A:
Net assets	$142,570,580	$3,259,500,952	$96,587,923
Shares of beneficial interest outstanding, unlimited authorization, no par	9,560,094	69,930,820	4,698,031
Net asset value per share	$14.91	$46.61	$20.56
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$15.82	$49.45	$21.81

Class C:
Net assets	$3,273,466	$130,053,626	$926,336
Shares of beneficial interest outstanding, unlimited authorization, no par	269,978	4,067,764	46,832
Net asset value per share	$12.12	$31.97	$19.78

Class I:
Net assets	$69,986,609	$1,407,895,443	$84,028,445
Shares of beneficial interest outstanding, unlimited authorization, no par	4,471,844	24,979,081	4,035,982
Net asset value per share	$15.65	$56.36	$20.82

Class R:
Net assets	$12,709,613	$83,592,335	$405,868
Shares of beneficial interest outstanding, unlimited authorization, no par	864,600	1,926,432	19,801
Net asset value per share	$14.70	$43.39	$20.50

Class R6:
Net assets	$2,225,188	$122,360,781	$756,193
Shares of beneficial interest outstanding, unlimited authorization, no par	141,551	2,139,698	36,240
Net asset value per share	$15.72	$57.19	$20.87

Class Y:
Net assets	$12,349,706	$227,437,680	$59,017,486
Shares of beneficial interest outstanding, unlimited authorization, no par	805,606	4,399,383	2,862,499
Net asset value per share	$15.33	$51.70	$20.62

*Investments, at cost	$278,925,548	$4,570,172,877	$197,565,972
†Including securities on loan	32,398,931	121,267,770	—
=Short-term investments held as collateral for loaned securities, at cost	16,438,846	40,023,362	—
∆Foreign currencies, at cost	27,568	—	—

See accompanying notes, which are an integral part of the financial statements.

40

Statements of operations

Ivy Funds

Six months ended September 30, 2022 (Unaudited)

	Delaware Climate Solutions Fund	Delaware Global Real Estate Fund	Delaware Ivy Asset Strategy FundΦ
Investment Income:
Dividends	$4,213,932	$1,286,755	$18,100,134
Securities lending income	363,177	437	377,552
Interest	—	—	12,475,916
Interest - affiliated	—	—	56,895
Foreign tax withheld	(146,100)	(34,430)	(1,358,928)
	4,431,009	1,252,762	29,651,569

Expenses:
Investment advisory fees	1,209,704	290,123	6,993,885
Distribution expenses — Class A	132,772	11,283	1,712,819
Distribution expenses — Class C	67,316	1,964	351,838
Distribution expenses — Class E	—	—	18,177
Distribution expenses — Class R	96,598	1,888	53,611
Distribution expenses — Class Y	13,686	1,317	107,974
Dividend disbursing and transfer agent fees and expenses	187,212	30,944	1,399,173
Reports and statements to shareholders servicing expenses	147,042	35,236	480,581
Registration fees	52,722	49,483	70,190
Accounting and administration expenses	39,773	25,924	175,135
Trustees’ fees and expenses	11,179	2,747	198,899
Audit and tax fees	7,525	13,291	23,695
Custodian fees	2,820	12,270	57,683
Legal fees	388	199	4,394
Other	7,283	12,234	56,973
	1,976,020	488,903	11,705,027
Less expenses waived	(2,842)	(109,398)	(1,487)
Less waived distribution expenses — Class A	(88,659)	(8,013)	(111,435)
Less waived distribution expenses — Class C	(7,203)	(982)	(37,796)
Less waived distribution expenses — Class E	—	—	(18,403)
Less waived distribution expenses — Class R	—	(35)	—
Less waived distribution expenses — Class Y	—	(15)	—
Less expenses paid indirectly	(393)	(244)	(527)
Less waived shareholder servicing expenses	(83,526)	(26,088)	(50,612)
Total operating expenses	1,793,397	344,128	11,484,767
Net Investment Income (Loss)	2,637,612	908,634	18,166,802

41

Statements of operations

Ivy Funds

	Delaware Climate Solutions Fund	Delaware Global Real Estate Fund	Delaware Ivy Asset Strategy FundΦ
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$67,300,782	$1,540,626	$20,316,306
Foreign currencies	403,144	(77,339)	117,754
Foreign currency exchange contracts	(362,245)	22,870	(1,183,945)
Futures contracts	—	—	(2,517,459)
Options written	—	—	21,834
Net realized gain (loss)	67,341,681	1,486,157	16,754,490

Net change in unrealized appreciation (depreciation) on:
Investments	(92,229,437)	(19,180,100)	(421,561,071)
Affiliated investments	—	—	(1,204,091)
Foreign currencies	(3,447)	(10,064)	(125,017)
Foreign currency exchange contracts	1,251	(1,478)	6,612
Futures contracts	—	—	970,855
Net change in unrealized appreciation (depreciation)	(92,231,633)	(19,191,642)	(421,912,712)
Net Realized and Unrealized Gain (Loss)	(24,889,952)	(17,705,485)	(405,158,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,252,340)	$(16,796,851)	$(386,991,420)

ΦConsolidated statements of operations

See accompanying notes, which are an integral part of the financial statements.

42

	Delaware Ivy Balanced Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund
Investment Income:
Interest	$9,938,502	$—	$357,947
Dividends	8,474,531	4,919,703	20,048,963
Securities lending income	14,777	489,933	584,148
Foreign tax withheld	(20,970)	(68,781)	(319,937)
	18,406,840	5,340,855	20,671,121

Expenses:
Investment advisory fees	6,902,769	1,147,074	25,501,385
Distribution expenses — Class A	1,645,790	197,447	4,938,792
Distribution expenses — Class C	479,604	17,169	861,253
Distribution expenses — Class E	—	1,780	25,730
Distribution expenses — Class R	24,130	33,796	245,225
Distribution expenses — Class Y	14,167	16,967	346,355
Dividend disbursing and transfer agent fees and expenses	1,009,414	362,832	2,789,681
Reports and statements to shareholders servicing expenses	487,817	93,114	1,688,372
Accounting and administration expenses	169,084	41,639	422,573
Trustees’ fees and expenses	102,647	64,648	330,068
Registration fees	66,868	50,072	91,097
Custodian fees	14,226	4,480	81,821
Audit and tax fees	6,923	19,017	11,179
Legal fees	3,662	220	18,487
Other	46,504	11,259	142,559
	10,973,605	2,061,514	37,494,577
Less expenses waived	—	(32,260)	—
Less waived distribution expenses — Class A	(61,365)	(62,900)	—
Less waived distribution expenses — Class C	(24,764)	(2,240)	—
Less waived distribution expenses — Class E	—	(1,780)	(10,906)
Less expenses paid indirectly	(659)	(203)	(1,708)
Less waived shareholder servicing expenses	(62,721)	(17,988)	—
Total operating expenses	10,824,096	1,944,143	37,481,963
Net Investment Income (Loss)	7,582,744	3,396,712	(16,810,842)

43

Statements of operations

Ivy Funds

	Delaware Ivy Balanced Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(61,116,127)	$8,471,886	$430,341,950
Foreign currencies	—	74,642	(3,674)
Foreign currency exchange contracts	—	(76,563)	(24,677)
Futures contracts	(302,633)	—	—
Swap contracts	49,069	—	—
Net realized gain (loss)	(61,369,691)	8,469,965	430,313,599

Net change in unrealized appreciation (depreciation) on:
Investments	(287,411,670)	(45,951,417)	(2,396,789,507)
Affiliated investments	—	—	(94,951,606)
Foreign currencies	—	(11,346)	(61,010)
Foreign currency exchange contracts	—	1,353	—
Futures contracts	(702,292)	—	—
Net change in unrealized appreciation (depreciation)	(288,113,962)	(45,961,410)	(2,491,802,123)
Net Realized and Unrealized Gain (Loss)	(349,483,653)	(37,491,445)	(2,061,488,524)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(341,900,909)	$(34,094,733)	$(2,078,299,366)

See accompanying notes, which are an integral part of the financial statements.

44

Delaware Real Estate Securities Fund
Investment Income:
Dividends	$5,272,561
Foreign tax withheld	(1,575)
5,270,986

Expenses:
Investment advisory fees	1,241,169
Distribution expenses — Class A	151,109
Distribution expenses — Class C	6,648
Distribution expenses — Class E	1,406
Distribution expenses — Class R	1,235
Distribution expenses — Class Y	95,715
Dividend disbursing and transfer agent fees and expenses	199,672
Reports and statements to shareholders servicing expenses	147,917
Registration fees	56,218
Accounting and administration expenses	50,133
Trustees’ fees and expenses	16,904
Audit and tax fees	13,538
Custodian fees	3,918
Legal fees	705
Other	10,570
1,996,857
Less expenses waived	(5,737)
Less waived distribution expenses — Class A	(45,852)
Less waived distribution expenses — Class C	(1,334)
Less waived distribution expenses — Class E	(1,406)
Less waived distribution expenses — Class R	(11)
Less expenses paid indirectly	(210)
Less waived shareholder servicing expenses	(36,824)
Total operating expenses	1,905,483
Net Investment Income (Loss)	3,365,503

45

Statements of operations

Ivy Funds

Delaware Real Estate Securities Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$28,895,951
Foreign currencies	(3,909)
Foreign currency exchange contracts	1,344
Net realized gain (loss)	28,893,386

Net change in unrealized appreciation (depreciation) on:
Investments	(119,882,830)
Foreign currencies	(57)
Net change in unrealized appreciation (depreciation)	(119,882,887)
Net Realized and Unrealized Gain (Loss)	(90,989,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(87,623,998)

See accompanying notes, which are an integral part of the financial statements.

46

Statements of changes in net assets

Ivy Funds

	Delaware Climate Solutions Fund		Delaware Global Real Estate Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,637,612	$3,695,617	$908,634	$1,538,799
Net realized gain (loss)	67,341,681	75,909,685	1,486,157	16,803,665
Net change in unrealized appreciation (depreciation)	(92,231,633)	28,580,345	(19,191,642)	(3,922,360)
Net increase (decrease) in net assets resulting from operations	(22,252,340)	108,185,647	(16,796,851)	14,420,104

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(1,117,215)	(109,461)	(378,619)
Class B	—	—	—	(382)
Class C	—	(92,780)	(3,723)	(47,941)
Class I	—	(1,566,499)	(440,128)	(2,045,754)
Class R	—	(302,961)	(9,120)	(27,935)
Class R6[1]	—	(73,668)	(223,602)	(506,542)
Class Y	—	(120,593)	(13,962)	(35,699)
	—	(3,273,716)	(799,996)	(3,042,872)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,900,348	34,260,612	599,861	2,734,446
Class C	2,169,234	3,128,620	29,765	40,529
Class I	41,534,011	26,692,477	1,389,239	3,605,189
Class R	9,513,395	14,255,610	9,053	76,092
Class R6[1]	2,156,262	5,132,162	746,053	10,008,503
Class Y	4,620,779	5,122,734	—	5,050

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	1,099,510	107,688	353,943
Class B2	—	—	—	382
Class C	—	87,810	3,706	14,501
Class I	—	1,531,605	438,286	2,017,933
Class R	—	301,597	9,120	27,935
Class R6[1]	—	73,668	223,602	506,542
Class Y	—	114,813	13,962	35,699
	80,894,029	91,801,218	3,570,335	19,426,744

47

Statements of changes in net assets

Ivy Funds

	Delaware Climate Solutions Fund		Delaware Global Real Estate Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(29,077,589)	$(40,203,242)	$(2,379,300)	$(4,737,461)
Class B2	—	(504,854)	—	(781,062)
Class C	(3,228,399)	(3,699,064)	(101,934)	(3,152,429)
Class I	(57,899,425)	(58,083,400)	(12,651,073)	(32,168,103)
Class R	(8,852,448)	(15,402,978)	(33,654)	(462,199)
Class R6[1]	(3,636,887)	(3,864,905)	(6,277,245)	(5,061,109)
Class Y	(6,964,385)	(5,238,188)	(35,100)	(18,331)
	(109,659,133)	(126,996,631)	(21,478,306)	(46,380,694)
Decrease in net assets derived from capital share transactions	(28,765,104)	(35,195,413)	(17,907,971)	(26,953,950)
Net Increase (Decrease) in Net Assets	(51,017,444)	69,716,518	(35,504,818)	(15,576,718)

Net Assets:
Beginning of period	283,069,346	213,352,828	79,069,551	94,646,269
End of period	$232,051,902	$283,069,346	$43,564,733	$79,069,551

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.

See accompanying notes, which are an integral part of the financial statements.

48

	Delaware Ivy Asset Strategy Fund[f]		Delaware Ivy Balanced Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$18,166,802	$31,392,806	$7,582,744	$11,991,157
Net realized gain (loss)	16,754,490	311,989,171	(61,369,691)	551,780,536
Net change in unrealized appreciation (depreciation)	(421,912,712)	(193,418,320)	(288,113,962)	(439,261,460)
Net increase (decrease) in net assets resulting from operations	(386,991,420)	149,963,657	(341,900,909)	124,510,233

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,495,985)	(175,318,750)	(4,398,073)	(170,015,564)
Class B	—	(42,536)	—	—
Class C	(273,448)	(12,324,565)	—	(14,282,406)
Class E	(136,863)	(4,366,558)	—	—
Class I	(4,188,777)	(72,386,268)	(2,483,387)	(92,393,854)
Class R	(140,208)	(2,762,528)	(17,384)	(1,203,217)
Class R6[1]	(131,856)	(1,889,134)	(44,095)	(1,198,396)
Class Y	(665,852)	(11,274,721)	(38,383)	(1,666,306)
	(16,032,989)	(280,365,060)	(6,981,322)	(280,759,743)

Capital Share Transactions:
Proceeds from shares sold:
Class A	34,456,575	107,147,075 [2]	41,862,886	158,026,004
Class B3	—	24,590 [2]	—	33,172
Class C	1,947,656	6,546,021 [2]	2,385,426	10,887,561
Class E	311,695	2,620,753 [2]	—	—
Class I	32,613,981	60,720,827 [2]	31,915,711	114,463,862
Class R	909,459	2,727,673 [2]	372,088	1,388,957
Class R6[1]	686,622	3,811,600 [2]	913,016	2,268,269
Class Y	1,958,097	5,001,260 [2]	343,020	1,754,031

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,946,573	160,806,169	4,287,236	162,754,443
Class B3	—	38,816	—	—
Class C	268,488	12,151,358	—	14,112,065
Class E	136,389	4,361,923	—	—
Class I	4,070,909	70,008,470	2,436,618	90,605,200
Class R	137,347	2,648,431	17,365	1,197,259
Class R6[1]	130,332	1,874,088	44,095	1,196,162
Class Y	651,769	10,861,498	36,700	1,462,126
	88,225,892	451,350,552	84,614,161	560,149,111

49

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Asset Strategy Fund[f]		Delaware Ivy Balanced Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(104,705,632)	$(251,348,935)	$(145,332,505)	$(246,509,829)
Class B3	—	(9,485,078)	—	(10,811,875)
Class C	(23,789,783)	(70,455,268)	(24,775,187)	(84,463,045)
Class E	(35,354,533)	(4,954,641)	—	—
Class I	(117,577,442)	(215,429,711)	(175,910,645)	(256,029,558)
Class R	(1,739,525)	(8,845,297)	(946,025)	(2,044,337)
Class R6[1]	(1,962,408)	(7,755,755)	(1,570,281)	(3,193,859)
Class Y	(8,071,771)	(22,347,142)	(1,166,137)	(5,418,651)
	(293,201,094)	(590,621,827)	(349,700,780)	(608,471,154)
Decrease in net assets derived from capital share transactions	(204,975,202)	(139,271,275)	(265,086,619)	(48,322,043)
Net Decrease in Net Assets	(607,999,611)	(269,672,678)	(613,968,850)	(204,571,553)

Net Assets:
Beginning of period	2,394,405,691	2,664,078,369	2,381,723,323	2,586,294,876
End of period	$1,786,406,080	$2,394,405,691	$1,767,754,473	$2,381,723,323

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	Included payments from affiliates.
[3]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.

fConsolidated statements of operations

See accompanying notes, which are an integral part of the financial statements.

50

	Delaware Ivy Natural Resources Fund		Delaware Ivy Science and Technology Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,396,712	$4,364,247	$(16,810,842)	$(72,596,588)
Net realized gain (loss)	8,469,965	80,651,573	430,313,599	3,890,988,694
Net change in unrealized appreciation (depreciation)	(45,961,410)	765,539	(2,491,802,123)	(3,751,673,768)
Net increase (decrease) in net assets resulting from operations	(34,094,733)	85,781,359	(2,078,299,366)	66,718,338

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(3,146,954)	—	(1,784,827,190)
Class C	—	(70,862)	—	(125,153,174)
Class E	—	(80,542)	—	(19,789,487)
Class I	—	(1,959,146)	—	(785,259,857)
Class R	—	(268,318)	—	(44,371,491)
Class R6[1]	—	(38,129)	—	(52,529,517)
Class Y	—	(282,747)	—	(122,334,761)
	—	(5,846,698)	—	(2,934,265,477)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,398,696	13,336,225	80,988,763	339,601,285
Class B2	—	—	—	73,803
Class C	1,289,385	852,447	4,697,764	16,743,149
Class E	56,482	375,186	833,192	5,794,087
Class I	13,483,981	16,031,438	138,361,511	479,654,451
Class R	3,236,283	4,620,739	9,051,592	14,364,657
Class R6[1]	789,957	1,115,493	13,462,984	38,642,237
Class Y	2,752,844	3,316,726	16,075,269	48,460,741

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	3,002,510	—	1,732,093,310
Class C	—	68,749	—	123,088,388
Class E	—	80,529	—	19,798,396
Class I	—	1,912,065	—	765,677,262
Class R	—	267,052	—	44,192,071
Class R6[1]	—	38,129	—	52,395,887
Class Y	—	276,133	—	117,831,872
	31,007,628	45,293,421	263,471,075	3,798,411,596

51

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Natural Resources Fund		Delaware Ivy Science and Technology Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(17,345,988)	$(27,895,089)	$(516,365,957)	$(1,052,534,059)
Class B2	—	(107,394)	—	(17,090,289)
Class C	(998,326)	(1,649,400)	(54,825,399)	(194,928,669)
Class E	(3,604,681)	(463,852)	(47,478,791)	(7,308,076)
Class I	(18,153,710)	(28,379,444)	(505,416,298)	(1,010,870,001)
Class R	(3,025,953)	(6,527,736)	(14,734,698)	(44,614,075)
Class R6[1]	(528,051)	(646,663)	(19,547,306)	(58,417,659)
Class Y	(2,933,617)	(3,395,471)	(50,147,039)	(151,601,849)
	(46,590,326)	(69,065,049)	(1,208,515,488)	(2,537,364,677)
Increase (decrease) in net assets derived from capital share transactions	(15,582,698)	(23,771,628)	(945,044,413)	1,261,046,919
Net Increase (Decrease) in Net Assets	(49,677,431)	56,163,033	(3,023,343,779)	(1,606,500,220)

Net Assets:
Beginning of period	292,792,593	236,629,560	8,254,184,596	9,860,684,816
End of period	$243,115,162	$292,792,593	$5,230,840,817	$8,254,184,596

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.

See accompanying notes, which are an integral part of the financial statements.

52

	Delaware Real Estate Securities Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,365,503	$3,170,450
Net realized gain (loss)	28,893,386	37,809,150
Net change in unrealized appreciation (depreciation)	(119,882,887)	45,947,974
Net increase (decrease) in net assets resulting from operations	(87,623,998)	86,927,574

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(817,057)	(18,007,963)
Class C	(5,102)	(220,828)
Class E	—	(367,446)
Class I	(786,953)	(16,315,128)
Class R	(3,139)	(65,284)
Class R6[1]	(7,522)	(117,215)
Class Y	(513,073)	(10,935,534)
	(2,132,846)	(46,029,398)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,857,160	9,444,998
Class B2	—	14,988
Class C	45,650	311,780
Class E	21,550	222,451
Class I	12,362,464	33,094,238
Class R	56,153	157,393
Class R6[1]	86,821	619,095
Class Y	2,522,571	15,233,806

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	808,460	17,800,733
Class C	4,635	213,597
Class E	—	368,040
Class I	779,395	16,144,683
Class R	3,139	65,283
Class R6[1]	7,522	117,215
Class Y	513,073	10,823,228
	19,068,593	104,631,528

53

Statements of changes in net assets

Ivy Funds

	Delaware Real Estate Securities Fund
	Six months ended 9/30/22 (Unaudited)	Year ended 3/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,483,276)	$(29,411,210)
Class B2	—	(479,079)
Class C	(442,803)	(939,453)
Class E	(2,513,515)	(458,430)
Class I	(30,962,672)	(60,019,310)
Class R	(59,290)	(215,612)
Class R6[1]	(178,617)	(184,537)
Class Y	(12,399,369)	(13,293,007)
	(61,039,542)	(105,000,638)
Decrease in net assets derived from capital share transactions	(41,970,949)	(369,110)
Net Increase (Decrease) in Net Assets	(131,727,793)	40,529,066

Net Assets:
Beginning of period	373,450,044	332,920,978
End of period	$241,722,251	$373,450,044

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.

See accompanying notes, which are an integral part of the financial statements.

54

Financial highlights

Delaware Climate Solutions Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$9.69	$6.18	$3.25	$9.45		$11.55		$13.30

Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.11	0.07	0.04		(0.05)		0.03
Net realized and unrealized gain (loss)	(0.84)	3.51	2.97	(6.24)		(2.05)		(1.74)
Total from investment operations	(0.75)	3.62	3.04	(6.20)		(2.10)		(1.71)

Less dividends and distributions from:
Net investment income	—	(0.11)	(0.11)	—		—		(0.04)
Total dividends and distributions	—	(0.11)	(0.11)	—		—		(0.04)

Net asset value, end of period	$8.94	$9.69	$6.18	$3.25		$9.45		$11.55

Total return[3]	(7.74% )	59.24%	94.23%	(65.61%	)	(18.18%	)	(12.89% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,945	$104,280	$72 [4]	$40	[4]	$134	[4]	$211 [4]
Ratio of expenses to average net assets[5]	1.32%	1.35%	1.35%	1.41%		1.41%		1.46% [6]
Ratio of expenses to average net assets prior to fees waived[5]	1.49%	1.72%	1.87%	1.71%		1.55%		1.53%
Ratio of net investment income (loss) to average net assets	1.81%	1.60%	1.52%	0.52%		(0.46%	)	0.26%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.64%	1.23%	1.00%	0.22%		(0.60%	)	0.19%
Portfolio turnover	91%	113%	30%	23%		31%		21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio based on the period excluding reorganization expenses was 1.44%.

See accompanying notes, which are an integral part of the financial statements.

55

Financial highlights

Delaware Climate Solutions Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$8.88		$5.68	$2.97		$8.70		$10.71		$12.39

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05		0.06	0.03		(0.01)		(0.12)		—	[3]
Net realized and unrealized gain (loss)	(0.77)		3.21	2.73		(5.72)		(1.89)		(1.68)
Total from investment operations	(0.72)		3.27	2.76		(5.73)		(2.01)		(1.68)

Less dividends and distributions from:
Net investment income	—		(0.07)	(0.05)		—		—		—
Total dividends and distributions	—		(0.07)	(0.05)		—		—		—

Net asset value, end of period	$8.16		$8.88	$5.68		$2.97		$8.70		$10.71

Total return[4]	(8.11%	)[5]	57.97% [5]	93.07%	[5]	(65.86%	)[5]	(18.77%	)[5]	(13.56%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,369		$13,503	$9	[6]	$6	[6]	$27	[6]	$48	[6]
Ratio of expenses to average net assets[7]	2.06%		2.09%	2.09%		2.11%		2.11%		2.15%
Ratio of expenses to average net assets prior to fees waived[7]	2.17%		2.34%	2.44%		2.31%		2.12%		2.15%
Ratio of net investment income (loss) to average net assets	1.05%		0.87%	0.77%		(0.20%	)	(1.17%	)	(0.01%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.94%		0.62%	0.42%		(0.40%	)	(1.18%	)	(0.01%	)
Portfolio turnover	91%		113%	30%		23%		31%		21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

56

Delaware Climate Solutions Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$10.13	$6.45	$3.40	$9.85		$11.99		$13.80

Income (loss) from investment operations:
Net investment income (loss)[2]	0.11	0.14	0.09	0.08		(0.01)		0.09
Net realized and unrealized gain (loss)	(0.89)	3.67	3.11	(6.53)		(2.13)		(1.83)
Total from investment operations	(0.78)	3.81	3.20	(6.45)		(2.14)		(1.74)

Less dividends and distributions from:
Net investment income	—	(0.13)	(0.15)	—		—		(0.07)
Total dividends and distributions	—	(0.13)	(0.15)	—		—		(0.07)

Net asset value, end of period	$9.35	$10.13	$6.45	$3.40		$9.85		$11.99

Total return[3]	(7.70% )	59.90%	95.08%	(65.48%	)	(17.85%	)	(12.63% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$86,465	$110,841	$97 [4]	$52	[4]	$158	[4]	$263 [4]
Ratio of expenses to average net assets[5]	0.99%	0.99%	0.99%	0.99%		1.03%		1.11% [6]
Ratio of expenses to average net assets prior to fees waived[5]	1.11%	1.14%	1.20%	1.17%		1.11%		1.12%
Ratio of net investment income (loss) to average net assets	2.11%	1.93%	1.87%	0.95%		(0.08%	)	0.76%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.99%	1.78%	1.66%	0.77%		(0.16%	)	0.75%
Portfolio turnover	91%	113%	30%	23%		31%		21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio based on the period excluding reorganization expenses was 1.09%.

See accompanying notes, which are an integral part of the financial statements.

57

Financial highlights

Delaware Climate Solutions Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$9.57		$6.10	$3.20		$9.34		$11.45		$13.20

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07		0.09	0.05		0.01		(0.08)		0.04
Net realized and unrealized gain (loss)	(0.83)		3.46	2.93		(6.15)		(2.03)		(1.77)
Total from investment operations	(0.76)		3.55	2.98		(6.14)		(2.11)		(1.73)

Less dividends and distributions from:
Net investment income	—		(0.08)	(0.08)		—		—		(0.02)
Total dividends and distributions	—		(0.08)	(0.08)		—		—		(0.02)

Net asset value, end of period	$8.81		$9.57	$6.10		$3.20		$9.34		$11.45

Total return[3]	(7.94%	)[4]	58.80%	93.40%	[4]	(65.74%	)	(18.43%	)	(13.11% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,536		$36,368	$24	[5]	$7	[5]	$18	[5]	$22 [5]
Ratio of expenses to average net assets[6]	1.63%		1.73%	1.75%		1.74%		1.68%		1.70%
Ratio of expenses to average net assets prior to fees waived[6]	1.70%		1.73%	1.77%		1.74%		1.68%		1.70%
Ratio of net investment income (loss) to average net assets	1.47%		1.23%	1.06%		0.19%		(0.72%	)	0.37%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.40%		1.23%	1.04%		0.19%		(0.72%	)	0.37%
Portfolio turnover	91%		113%	30%		23%		31%		21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

58

Delaware Climate Solutions Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$10.18		$6.49	$3.42		$9.90		$12.05		$13.86

Income (loss) from investment operations:
Net investment income[2]	0.12		0.16	0.09		0.08		—	[3]	0.17
Net realized and unrealized gain (loss)	(0.89)		3.66	3.13		(6.56)		(2.15)		(1.90)
Total from investment operations	(0.77)		3.82	3.22		(6.48)		(2.15)		(1.73)

Less dividends and distributions from:
Net investment income	—		(0.13)	(0.15)		—		—		(0.08)
Total dividends and distributions	—		(0.13)	(0.15)		—		—		(0.08)

Net asset value, end of period	$9.41		$10.18	$6.49		$3.42		$9.90		$12.05

Total return[4]	(7.56%	)[5]	59.68% [5]	95.11%	[5]	(65.45%	)	(17.84%	)	(12.48% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,604		$6,610	$3	[6]	$2	[6]	$5	[6]	$5 [6]
Ratio of expenses to average net assets[7]	0.95%		0.98%	0.99%		0.99%		0.94%		0.95%
Ratio of expenses to average net assets prior to fees waived[7]	0.95%		0.99%	1.02%		0.99%		0.94%		0.95%
Ratio of net investment income to average net assets	2.25%		2.07%	1.84%		0.95%		0.04%		1.45%
Ratio of net investment income to average net assets prior to fees waived	2.25%		2.06%	1.81%		0.95%		0.04%		1.45%
Portfolio turnover	91%		113%	30%		23%		31%		21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

59

Financial highlights

Delaware Climate Solutions Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$9.85		$6.28	$3.30		$9.59		$11.72		$13.49

Income (loss) from investment operations:
Net investment income (loss)[2]	0.10		0.12	0.07		0.04		(0.05)		0.08
Net realized and unrealized gain (loss)	(0.87)		3.56	3.02		(6.33)		(2.08)		(1.80)
Total from investment operations	(0.77)		3.68	3.09		(6.29)		(2.13)		(1.72)

Less dividends and distributions from:
Net investment income	—		(0.11)	(0.11)		—		—		(0.05)
Total dividends and distributions	—		(0.11)	(0.11)		—		—		(0.05)

Net asset value, end of period	$9.08		$9.85	$6.28		$3.30		$9.59		$11.72

Total return[3]	(7.82%	)[4]	59.24% [4]	94.31%	[4]	(65.59%	)[4]	(18.17%	)	(12.78% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,133		$11,467	$8	[5]	$4	[5]	$22	[5]	$42 [5]
Ratio of expenses to average net assets[6]	1.32%		1.35%	1.35%		1.41%		1.34%		1.35%
Ratio of expenses to average net assets prior to fees waived[6]	1.35%		1.38%	1.42%		1.42%		1.34%		1.35%
Ratio of net investment income (loss) to average net assets	1.86%		1.61%	1.50%		0.46%		(0.42%	)	0.71%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.83%		1.58%	1.43%		0.45%		(0.42%	)	0.71%
Portfolio turnover	91%		113%	30%		23%		31%		21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

60

Delaware Global Real Estate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.23	$10.86	$8.16	$11.22	$10.38	$10.28

Income (loss) from investment operations:
Net investment income[2]	0.15	0.16	0.12	0.15	0.15	0.24
Net realized and unrealized gain (loss)	(3.23)	1.58	2.88	(2.57)	1.21	0.04
Total from investment operations	(3.08)	1.74	3.00	(2.42)	1.36	0.28

Less dividends and distributions from:
Net investment income	(0.14)	(0.37)	(0.30)	(0.38)	(0.31)	(0.11)
Net realized gain	—	—	—	(0.26)	(0.21)	(0.07)
Total dividends and distributions	(0.14)	(0.37)	(0.30)	(0.64)	(0.52)	(0.18)

Net asset value, end of period	$9.01	$12.23	$10.86	$8.16	$11.22	$10.38

Total return[3]	(25.30% )	16.12%	37.08%	(22.88% )	13.61%	2.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,502	$10,754	$11 [4]	$11 [4]	$20 [4]	$8 [4]
Ratio of expenses to average net assets[5]	1.43%	1.48%	1.48%	1.51%	1.61% [6]	1.51%
Ratio of expenses to average net assets prior to fees waived[5]	1.96%	1.76%	1.79%	1.68%	1.90%	1.79%
Ratio of net investment income to average net assets	2.69%	1.38%	1.23%	1.44%	1.40%	2.29%
Ratio of net investment income to average net assets prior to fees waived	2.16%	1.10%	0.92%	1.27%	1.11%	2.01%
Portfolio turnover	81%	88%	90%	88%	91%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio based on the period excluding reorganization expenses was 1.51%.

See accompanying notes, which are an integral part of the financial statements.

61

Financial highlights

Delaware Global Real Estate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.10	$10.76	$8.11	$11.15	$10.32	$10.24

Income (loss) from investment operations:
Net investment income[2]	0.10	0.08	0.05	0.08	0.06	0.14
Net realized and unrealized gain (loss)	(3.18)	1.56	2.86	(2.55)	1.21	0.06
Total from investment operations	(3.08)	1.64	2.91	(2.47)	1.27	0.20

Less dividends and distributions from:
Net investment income	(0.11)	(0.30)	(0.26)	(0.31)	(0.23)	(0.05)
Net realized gain	—	—	—	(0.26)	(0.21)	(0.07)
Total dividends and distributions	(0.11)	(0.30)	(0.26)	(0.57)	(0.44)	(0.12)

Net asset value, end of period	$8.91	$12.10	$10.76	$8.11	$11.15	$10.32

Total return[3]	(25.59% )	15.28%	36.12%	(23.32% )	12.72%	1.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$314	$499	$3 [4]	$3 [4]	$4 [4]	$1 [4]
Ratio of expenses to average net assets[5]	2.23%	2.15%	2.15%	2.17%	2.27%	2.30%
Ratio of expenses to average net assets prior to fees waived[5]	3.04%	2.21%	2.31%	2.26%	2.44%	2.47%
Ratio of net investment income to average net assets	1.90%	0.64%	0.52%	0.75%	0.60%	1.30%
Ratio of net investment income to average net assets prior to fees waived	1.09%	0.58%	0.36%	0.66%	0.43%	1.13%
Portfolio turnover	81%	88%	90%	88%	91%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

62

Delaware Global Real Estate Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.29	$10.91	$8.19	$11.24	$10.41	$10.29

Income (loss) from investment operations:
Net investment income[2]	0.17	0.21	0.16	0.21	0.19	0.26
Net realized and unrealized gain (loss)	(3.24)	1.59	2.89	(2.57)	1.21	0.07
Total from investment operations	(3.07)	1.80	3.05	(2.36)	1.40	0.33

Less dividends and distributions from:
Net investment income	(0.16)	(0.42)	(0.33)	(0.43)	(0.36)	(0.14)
Net realized gain	—	—	—	(0.26)	(0.21)	(0.07)
Total dividends and distributions	(0.16)	(0.42)	(0.33)	(0.69)	(0.57)	(0.21)

Net asset value, end of period	$9.06	$12.29	$10.91	$8.19	$11.24	$10.41

Total return[3]	(25.13% )	16.62%	37.55%	(22.41% )	14.00%	3.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,895	$43,193	$63 [4]	$60 [4]	$88 [4]	$28 [4]
Ratio of expenses to average net assets[5]	1.05%	1.05%	1.05%	1.05%	1.20% [6]	1.05%
Ratio of expenses to average net assets prior to fees waived[5]	1.59%	1.36%	1.41%	1.34%	1.55%	1.41%
Ratio of net investment income to average net assets	3.07%	1.77%	1.64%	1.90%	1.76%	2.48%
Ratio of net investment income to average net assets prior to fees waived	2.53%	1.46%	1.28%	1.61%	1.41%	2.12%
Portfolio turnover	81%	88%	90%	88%	91%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Expense ratio based on the period excluding reorganization expenses was 1.05%.

See accompanying notes, which are an integral part of the financial statements.

63

Financial highlights

Delaware Global Real Estate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.18	$10.82	$8.14	$11.19	$10.36	$10.27

Income (loss) from investment operations:
Net investment income[2]	0.13	0.12	0.15	0.12	0.09	0.18
Net realized and unrealized gain (loss)	(3.21)	1.58	2.81	(2.56)	1.23	0.07
Total from investment operations	(3.08)	1.70	2.96	(2.44)	1.32	0.25

Less dividends and distributions from:
Net investment income	(0.13)	(0.34)	(0.28)	(0.35)	(0.28)	(0.09)
Net realized gain	—	—	—	(0.26)	(0.21)	(0.07)
Total dividends and distributions	(0.13)	(0.34)	(0.28)	(0.61)	(0.49)	(0.16)

Net asset value, end of period	$8.97	$12.18	$10.82	$8.14	$11.19	$10.36

Total return[3]	(25.39% )	15.74%	36.66%	(23.08% )	13.19%	2.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$618	$857	$1 [4]	$3 [4]	$6 [4]	$— [4,5]
Ratio of expenses to average net assets[6]	1.72%	1.80%	1.80%	1.80%	1.93%	1.81%
Ratio of expenses to average net assets prior to fees waived[6]	2.14%	1.97%	1.98%	1.93%	2.10%	1.97%
Ratio of net investment income to average net assets	2.45%	1.03%	1.66%	1.16%	0.83%	1.74%
Ratio of net investment income to average net assets prior to fees waived	2.03%	0.86%	1.48%	1.03%	0.66%	1.58%
Portfolio turnover	81%	88%	90%	88%	91%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Amount is less than $500,000.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

64

Delaware Global Real Estate Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[2]	Year ended				7/5/17[1] to
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.30	$10.92	$8.19	$11.26	$10.42	$10.42

Income (loss) from investment operations:
Net investment income[3]	0.17	0.23	0.16	0.20	0.21	0.15
Net realized and unrealized gain (loss)	(3.24)	1.57	2.90	(2.58)	1.19	0.05
Total from investment operations	(3.07)	1.80	3.06	(2.38)	1.40	0.20

Less dividends and distributions from:
Net investment income	(0.16)	(0.42)	(0.33)	(0.43)	(0.35)	(0.13)
Net realized gain	—	—	—	(0.26)	(0.21)	(0.07)
Total dividends and distributions	(0.16)	(0.42)	(0.33)	(0.69)	(0.56)	(0.20)

Net asset value, end of period	$9.07	$12.30	$10.92	$8.19	$11.26	$10.42

Total return[4]	(25.10% )	16.60%	37.67%	(22.53% )	14.08%	1.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,365	$22,562	$15 [5]	$22 [5]	$30 [5]	$30 [5]
Ratio of expenses to average net assets[6]	1.05%	1.05%	1.05%	1.05%	1.13% [7]	1.05%
Ratio of expenses to average net assets prior to fees waived[6]	1.37%	1.30%	1.22%	1.16%	1.31%	1.27%
Ratio of net investment income to average net assets	3.05%	1.92%	1.71%	1.90%	2.01%	1.96%
Ratio of net investment income to average net assets prior to fees waived	2.73%	1.67%	1.54%	1.79%	1.83%	1.74%
Portfolio turnover	81%	88%	90%	88%	91%	77% [8]

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio based on the period excluding reorganization expenses was 1.05%.
[8]	Portfolio turnover is representative of the Fund for the period ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

65

Financial highlights

Delaware Global Real Estate Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$12.40	$11.00	$8.27	$11.35	$10.50	$10.39

Income (loss) from investment operations:
Net investment income[2]	0.15	0.17	0.20	0.16	0.14	0.22
Net realized and unrealized gain (loss)	(3.27)	1.61	2.83	(2.59)	1.24	0.07
Total from investment operations	(3.12)	1.78	3.03	(2.43)	1.38	0.29

Less dividends and distributions from:
Net investment income	(0.15)	(0.38)	(0.30)	(0.39)	(0.32)	(0.11)
Net realized gain	—	—	—	(0.26)	(0.21)	(0.07)
Total dividends and distributions	(0.15)	(0.38)	(0.30)	(0.65)	(0.53)	(0.18)

Net asset value, end of period	$9.13	$12.40	$11.00	$8.27	$11.35	$10.50

Total return[3]	(25.32% )	16.21%	36.96%	(22.73% )	13.64%	2.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$871	$1,205	$1 [4]	$4 [4]	$5 [4]	$1 [4]
Ratio of expenses to average net assets[5]	1.41%	1.47%	1.45%	1.46%	1.51%	1.46%
Ratio of expenses to average net assets prior to fees waived[5]	1.77%	1.65%	1.61%	1.55%	1.68%	1.62%
Ratio of net investment income to average net assets	2.77%	1.39%	2.15%	1.46%	1.29%	2.11%
Ratio of net investment income to average net assets prior to fees waived	2.41%	1.21%	1.99%	1.37%	1.12%	1.95%
Portfolio turnover	81%	88%	90%	88%	91%	77%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

66

Delaware Ivy Asset Strategy Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$23.05		$24.45	$17.41	$20.63	$24.02	$21.86

Income (loss) from investment operations:
Net investment income[2]	0.18		0.29	0.29	0.43	0.38	0.21
Net realized and unrealized gain (loss)	(4.08)		1.12	7.39	(2.42)	0.09	2.64
Total from investment operations	(3.90)		1.41	7.68	(1.99)	0.47	2.85

Less dividends and distributions from:
Net investment income	(0.16)		(0.55)	(0.39)	(0.42)	(0.40)	(0.24)
Net realized gain	—		(2.26)	(0.25)	(0.81)	(3.46)	(0.45)
Total dividends and distributions	(0.16)		(2.81)	(0.64)	(1.23)	(3.86)	(0.69)

Net asset value, end of period	$18.99		$23.05	$24.45	$17.41	$20.63	$24.02

Total return[3]	(16.97%	)[4]	5.33% [5]	44.79%	(10.69% )	2.67%	13.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,206,527		$1,531,209	$1,601 [6]	$1,128 [6]	$1,361 [6]	$1,345 [6]
Ratio of expenses to average net assets[7]	1.14%		1.11%	1.07%	1.13%	1.16%	1.13%
Ratio of expenses to average net assets prior to fees waived[7]	1.15%		1.11%	1.07%	1.13%	1.16%	1.13%
Ratio of net investment income to average net assets	1.72%		1.16%	1.33%	2.03%	1.71%	0.90%
Ratio of net investment income to average net assets prior to fees waived	1.71%		1.16%	1.33%	2.03%	1.71%	0.90%
Portfolio turnover	38%		33%	40%	44%	52%	34%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

67

Consolidated financial highlights

Delaware Ivy Asset Strategy Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$21.25		$22.75	$16.24	$19.33	$22.71	$20.71

Income (loss) from investment operations:
Net investment income[2]	0.07		0.08	0.13	0.27	0.22	0.02
Net realized and unrealized gain (loss)	(3.75)		1.05	6.87	(2.26)	0.07	2.51
Total from investment operations	(3.68)		1.13	7.00	(1.99)	0.29	2.53

Less dividends and distributions from:
Net investment income	(0.08)		(0.37)	(0.24)	(0.29)	(0.21)	(0.08)
Net realized gain	—		(2.26)	(0.25)	(0.81)	(3.46)	(0.45)
Total dividends and distributions	(0.08)		(2.63)	(0.49)	(1.10)	(3.67)	(0.53)

Net asset value, end of period	$17.49		$21.25	$22.75	$16.24	$19.33	$22.71

Total return[3]	(17.36%	)[4]	4.49% [5]	43.70%	(11.37% )	1.99%	12.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54,534		$89,955	$146 [6]	$298 [6]	$634 [6]	$995 [6]
Ratio of expenses to average net assets[7]	2.07%		1.92%	1.86%	1.88%	1.83%	1.89%
Ratio of expenses to average net assets prior to fees waived[7]	2.18%		1.92%	1.86%	1.88%	1.83%	1.89%
Ratio of net investment income to average net assets	0.77%		0.35%	0.63%	1.34%	1.05%	0.11%
Ratio of net investment income to average net assets prior to fees waived	0.66%		0.35%	0.63%	1.34%	1.05%	0.11%
Portfolio turnover	38%		33%	40%	44%	52%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

68

Delaware Ivy Asset Strategy Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$23.48		$24.85	$17.68	$20.93	$24.33	$22.16

Income (loss) from investment operations:
Net investment income[2]	0.21		0.36	0.35	0.50	0.44	0.27
Net realized and unrealized gain (loss)	(4.16)		1.14	7.51	(2.46)	0.10	2.70
Total from investment operations	(3.95)		1.50	7.86	(1.96)	0.54	2.97

Less dividends and distributions from:
Net investment income	(0.18)		(0.61)	(0.44)	(0.48)	(0.48)	(0.35)
Net realized gain	—		(2.26)	(0.25)	(0.81)	(3.46)	(0.45)
Total dividends and distributions	(0.18)		(2.87)	(0.69)	(1.29)	(3.94)	(0.80)

Net asset value, end of period	$19.35		$23.48	$24.85	$17.68	$20.93	$24.33

Total return[3]	(16.88%	)[4]	5.59% [5]	45.16%	(10.44% )	2.93%	13.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$419,020		$597,362	$713 [6]	$586 [6]	$805 [6]	$622 [6]
Ratio of expenses to average net assets[7]	0.89%		0.88%	0.83%	0.87%	0.89%	0.85%
Ratio of expenses to average net assets prior to fees waived[7]	0.90%		0.88%	0.83%	0.87%	0.89%	0.85%
Ratio of net investment income to average net assets	1.97%		1.39%	1.59%	2.31%	1.97%	1.15%
Ratio of net investment income to average net assets prior to fees waived	1.96%		1.39%	1.59%	2.31%	1.97%	1.15%
Portfolio turnover	38%		33%	40%	44%	52%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

69

Consolidated financial highlights

Delaware Ivy Asset Strategy Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$22.68		$24.09	$17.17	$20.35	$23.73	$21.59

Income (loss) from investment operations:
Net investment income[2]	0.15		0.20	0.22	0.36	0.31	0.13
Net realized and unrealized gain (loss)	(4.02)		1.11	7.27	(2.37)	0.08	2.61
Total from investment operations	(3.87)		1.31	7.49	(2.01)	0.39	2.74

Less dividends and distributions from:
Net investment income	(0.14)		(0.46)	(0.32)	(0.36)	(0.31)	(0.15)
Net realized gain	—		(2.26)	(0.25)	(0.81)	(3.46)	(0.45)
Total dividends and distributions	(0.14)		(2.72)	(0.57)	(1.17)	(3.77)	(0.60)

Net asset value, end of period	$18.67		$22.68	$24.09	$17.17	$20.35	$23.73

Total return[3]	(17.14%	)[4]	4.98% [5]	44.26%	(10.93% )	2.32%	12.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,943		$23,787	$28 [6]	$28 [6]	$44 [6]	$54 [6]
Ratio of expenses to average net assets[7]	1.44%		1.46%	1.42%	1.46%	1.47%	1.45%
Ratio of expenses to average net assets prior to fees waived[7]	1.49%		1.46%	1.42%	1.46%	1.47%	1.45%
Ratio of net investment income to average net assets	1.41%		0.81%	1.02%	1.72%	1.40%	0.57%
Ratio of net investment income to average net assets prior to fees waived	1.36%		0.81%	1.02%	1.72%	1.40%	0.57%
Portfolio turnover	38%		33%	40%	44%	52%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

70

Delaware Ivy Asset Strategy Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$23.55	$24.92	$17.73	$20.99	$24.40	$22.24

Income (loss) from investment operations:
Net investment income[2]	0.23	0.40	0.37	0.51	0.45	0.28
Net realized and unrealized gain (loss)	(4.17)	1.14	7.54	(2.45)	0.11	2.73
Total from investment operations	(3.94)	1.54	7.91	(1.94)	0.56	3.01

Less dividends and distributions from:
Net investment income	(0.20)	(0.65)	(0.47)	(0.51)	(0.51)	(0.40)
Net realized gain	—	(2.26)	(0.25)	(0.81)	(3.46)	(0.45)
Total dividends and distributions	(0.20)	(2.91)	(0.72)	(1.32)	(3.97)	(0.85)

Net asset value, end of period	$19.41	$23.55	$24.92	$17.73	$20.99	$24.40

Total return[3]	(16.81% )	5.73% [4]	45.35%	(10.32% )	3.03%	13.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,576	$16,520	$19 [5]	$8 [5]	$5 [5]	$2 [5]
Ratio of expenses to average net assets[6]	0.75%	0.72%	0.67%	0.72%	0.79%	0.78%
Ratio of net investment income to average net assets	2.11%	1.56%	1.62%	2.35%	2.03%	1.19%
Portfolio turnover	38%	33%	40%	44%	52%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

71

Consolidated financial highlights

Delaware Ivy Asset Strategy Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$23.14		$24.53	$17.47	$20.69	$24.09	$21.92

Income (loss) from investment operations:
Net investment income[2]	0.18		0.30	0.30	0.44	0.39	0.21
Net realized and unrealized gain (loss)	(4.09)		1.12	7.40	(2.42)	0.08	2.67
Total from investment operations	(3.91)		1.42	7.70	(1.98)	0.47	2.88

Less dividends and distributions from:
Net investment income	(0.17)		(0.55)	(0.39)	(0.43)	(0.41)	(0.26)
Net realized gain	—		(2.26)	(0.25)	(0.81)	(3.46)	(0.45)
Total dividends and distributions	(0.17)		(2.81)	(0.64)	(1.24)	(3.87)	(0.71)

Net asset value, end of period	$19.06		$23.14	$24.53	$17.47	$20.69	$24.09

Total return[3]	(16.98%	)[4]	5.35% [4,5]	44.75% [4]	(10.64% )	2.70%	13.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$74,806		$96,913	$109 [6]	$98 [6]	$151 [6]	$175 [6]
Ratio of expenses to average net assets[7]	1.11%		1.09%	1.07%	1.11%	1.13%	1.10%
Ratio of expenses to average net assets prior to fees waived[7]	1.14%		1.11%	1.08%	1.11%	1.13%	1.10%
Ratio of net investment income to average net assets	1.74%		1.17%	1.36%	2.08%	1.73%	0.92%
Ratio of net investment income to average net assets prior to fees waived	1.71%		1.15%	1.35%	2.08%	1.73%	0.92%
Portfolio turnover	38%		33%	40%	44%	52%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

72

Delaware Ivy Balanced Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$25.53		$27.29	$20.43	$23.58	$24.74	$24.33

Income (loss) from investment operations:
Net investment income[2]	0.08		0.12	0.24	0.31	0.37	0.37
Net realized and unrealized gain (loss)	(3.94)		1.28	8.38	(1.57)	1.03	1.18
Total from investment operations	(3.86)		1.40	8.62	(1.26)	1.40	1.55

Less dividends and distributions from:
Net investment income	(0.08)		(0.12)	(0.28)	(0.34)	(0.36)	(0.48)
Net realized gain	—		(3.04)	(1.48)	(1.55)	(2.20)	(0.66)
Total dividends and distributions	(0.08)		(3.16)	(1.76)	(1.89)	(2.56)	(1.14)

Net asset value, end of period	$21.59		$25.53	$27.29	$20.43	$23.58	$24.74

Total return[3]	(15.14%	)[4]	4.57%	42.81%	(6.55% )	6.25%	6.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,163,346		$1,485,004	$1,509 [5]	$1,086 [5]	$1,275 [5]	$1,368 [5]
Ratio of expenses to average net assets[6]	1.08%		1.04%	1.07%	1.10%	1.09%	1.12%
Ratio of expenses to average net assets prior to fees waived[6]	1.09%		1.04%	1.07%	1.10%	1.09%	1.12%
Ratio of net investment income to average net assets	0.72%		0.44%	0.95%	1.27%	1.49%	1.48%
Ratio of net investment income to average net assets prior to fees waived	0.71%		0.44%	0.95%	1.27%	1.49%	1.48%
Portfolio turnover	27%		94%	52%	43%	53%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

73

Financial highlights

Delaware Ivy Balanced Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22		3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$25.21		$26.98		$20.24	$23.38	$24.56	$24.17

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)		(0.09)		0.06	0.13	0.19	0.19
Net realized and unrealized gain (loss)	(3.90)		1.25		8.30	(1.55)	1.01	1.18
Total from investment operations	(3.92)		1.16		8.36	(1.42)	1.20	1.37

Less dividends and distributions from:
Net investment income	—		—		(0.14)	(0.17)	(0.18)	(0.32)
Net realized gain	—		(2.93)		(1.48)	(1.55)	(2.20)	(0.66)
Total dividends and distributions	—		(2.93)		(1.62)	(1.72)	(2.38)	(0.98)

Net asset value, end of period	$21.29		$25.21		$26.98	$20.24	$23.38	$24.56

Total return[3]	(15.55%	)[4]	3.77%	[4]	41.82% [4]	(7.24% )	5.46%	5.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$78,195		$117,058		$183 [5]	$243 [5]	$366 [5]	$485 [5]
Ratio of expenses to average net assets[6]	1.92%		1.82%		1.82%	1.83%	1.80%	1.83%
Ratio of expenses to average net assets prior to fees waived[6]	1.97%		1.82%		1.82%	1.83%	1.80%	1.83%
Ratio of net investment income (loss) to average net assets	(0.13%	)	(0.34%	)	0.23%	0.54%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.18%	)	(0.34%	)	0.23%	0.54%	0.78%	0.78%
Portfolio turnover	27%		94%		52%	43%	53%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

74

Delaware Ivy Balanced Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$25.54		$27.29	$20.42	$23.57	$24.74	$24.33

Income (loss) from investment operations:
Net investment income[2]	0.11		0.18	0.29	0.36	0.43	0.43
Net realized and unrealized gain (loss)		(3.96)	1.28	8.39	(1.57)	1.02	1.19
Total from investment operations		(3.85)	1.46	8.68	(1.21)	1.45	1.62

Less dividends and distributions from:
Net investment income		(0.10)	(0.17)	(0.33)	(0.39)	(0.42)	(0.55)
Net realized gain	—		(3.04)	(1.48)	(1.55)	(2.20)	(0.66)
Total dividends and distributions		(0.10)	(3.21)	(1.81)	(1.94)	(2.62)	(1.21)

Net asset value, end of period	$21.59		$25.54	$27.29	$20.42	$23.57	$24.74

Total return[3]	(15.10%	)[4]	4.82%	43.15%	(6.32% )	6.51%	6.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$499,479		$745,878	$846 [5]	$671 [5]	$873 [5]	$1,043 [5]
Ratio of expenses to average net assets[6]	0.86%		0.84%	0.86%	0.86%	0.84%	0.88%
Ratio of expenses to average net assets prior to fees waived[6]	0.88%		0.84%	0.86%	0.86%	0.84%	0.88%
Ratio of net investment income to average net assets	0.93%		0.64%	1.17%	1.51%	1.73%	1.72%
Ratio of net investment income to average net assets prior to fees waived	0.91%		0.64%	1.17%	1.51%	1.73%	1.72%
Portfolio turnover	27%		94%	52%	43%	53%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

75

Financial highlights

Delaware Ivy Balanced Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$25.46		$27.22	$20.39	$23.54	$24.70	$24.30

Income (loss) from investment operations:
Net investment income[2]	0.04		0.01	0.15	0.22	0.28	0.28
Net realized and unrealized gain (loss)		(3.94)	1.26	8.36	(1.57)	1.04	1.18
Total from investment operations		(3.90)	1.27	8.51	(1.35)	1.32	1.46

Less dividends and distributions from:
Net investment income		(0.04)	(0.01)	(0.20)	(0.25)	(0.28)	(0.40)
Net realized gain	—		(3.02)	(1.48)	(1.55)	(2.20)	(0.66)
Total dividends and distributions		(0.04)	(3.03)	(1.68)	(1.80)	(2.48)	(1.06)

Net asset value, end of period	$21.52		$25.46	$27.22	$20.39	$23.54	$24.70

Total return[3]	(15.32%	)[4]	4.15%	42.31%	(6.90% )	5.91%	6.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,657		$10,852	$11 [5]	$11 [5]	$13 [5]	$13 [5]
Ratio of expenses to average net assets[6]	1.42%		1.44%	1.45%	1.45%	1.43%	1.46%
Ratio of expenses to average net assets prior to fees waived[6]	1.47%		1.44%	1.45%	1.45%	1.43%	1.46%
Ratio of net investment income to average net assets	0.38%		0.04%	0.60%	0.91%	1.14%	1.13%
Ratio of net investment income to average net assets prior to fees waived	0.33%		0.04%	0.60%	0.91%	1.14%	1.13%
Portfolio turnover	27%		94%	52%	43%	53%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

76

Delaware Ivy Balanced Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$25.60	$27.36	$20.47	$23.62	$24.78	$24.37

Income (loss) from investment operations:
Net investment income[2]	0.13	0.22	0.33	0.40	0.46	0.47
Net realized and unrealized gain (loss)	(3.96)	1.27	8.40	(1.57)	1.04	1.19
Total from investment operations	(3.83)	1.49	8.73	(1.17)	1.50	1.66

Less dividends and distributions from:
Net investment income	(0.12)	(0.21)	(0.36)	(0.43)	(0.46)	(0.59)
Net realized gain	—	(3.04)	(1.48)	(1.55)	(2.20)	(0.66)
Total dividends and distributions	(0.12)	(3.25)	(1.84)	(1.98)	(2.66)	(1.25)

Net asset value, end of period	$21.65	$25.60	$27.36	$20.47	$23.62	$24.78

Total return[3]	(15.00% )	4.93%	43.34%	(6.16% )	6.66%	6.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,073	$10,232	$11 [4]	$7 [4]	$15 [4]	$10 [4]
Ratio of expenses to average net assets[5]	0.73%	0.70%	0.71%	0.71%	0.70%	0.72%
Ratio of net investment income to average net assets	1.07%	0.78%	1.30%	1.65%	1.88%	1.88%
Portfolio turnover	27%	94%	52%	43%	53%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

77

Financial highlights

Delaware Ivy Balanced Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$25.54		$27.29	$20.43	$23.58		$24.75	$24.34

Income (loss) from investment operations:
Net investment income[2]	0.09		0.12	0.24	0.31		0.37	0.38
Net realized and unrealized gain (loss)		(3.96)	1.28	8.38	(1.57)		1.02	1.17
Total from investment operations		(3.87)	1.40	8.62	(1.26)		1.39	1.55

Less dividends and distributions from:
Net investment income		(0.08)	(0.11)	(0.28)	(0.34)		(0.36)	(0.48)
Net realized gain	—		(3.04)	(1.48)	(1.55)		(2.20)	(0.66)
Total dividends and distributions		(0.08)	(3.15)	(1.76)	(1.89)		(2.56)	(1.14)

Net asset value, end of period	$21.59		$25.54	$27.29	$20.43		$23.58	$24.75

Total return[3]	(15.17%	)[4]	4.59% [4]	42.81% [4]	(6.55%	)[4]	6.22%	6.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,004		$12,699	$16 [5]	$14	[5]	$24 [5]	$34 [5]
Ratio of expenses to average net assets[6]	1.07%		1.04%	1.07%	1.10%		1.09%	1.12%
Ratio of expenses to average net assets prior to fees waived[6]	1.12%		1.08%	1.10%	1.11%		1.09%	1.12%
Ratio of net investment income to average net assets	0.73%		0.44%	0.97%	1.27%		1.49%	1.53%
Ratio of net investment income to average net assets prior to fees waived	0.68%		0.40%	0.94%	1.26%		1.49%	1.53%
Portfolio turnover	27%		94%	52%	43%		53%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

78

Delaware Ivy Natural Resources Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19		3/31/18
Net asset value, beginning of period	$16.92		$12.42	$7.85	$13.45	$14.82		$14.80

Income (loss) from investment operations:
Net investment income (loss)[2]	0.19		0.21	0.09	0.13	0.12		(0.03)
Net realized and unrealized gain (loss)		(2.20)	4.61	4.51	(5.51)	(1.49)		0.05
Total from investment operations		(2.01)	4.82	4.60	(5.38)	(1.37)		0.02

Less dividends and distributions from:
Net investment income	—		(0.32)	(0.03)	(0.22)	—		—
Total dividends and distributions	—		(0.32)	(0.03)	(0.22)	—		—

Net asset value, end of period	$14.91		$16.92	$12.42	$7.85	$13.45		$14.82

Total return[3]	(11.88%	)[4]	39.47%	58.68%	(40.58% )	(9.31%	)	0.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$142,570		$170,746	$136 [5]	$102 [5]	$218	[5]	$288	[5]
Ratio of expenses to average net assets[6]	1.56%		1.82%	1.84%	1.77%	1.59%		1.73%
Ratio of expenses to average net assets prior to fees waived[6]	1.68%		1.82%	1.84%	1.77%	1.59%		1.73%
Ratio of net investment income (loss) to average net assets	2.40%		1.57%	0.82%	1.05%	0.82%		(0.19%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	2.28%		1.57%	0.82%	1.05%	0.82%		(0.19%	)
Portfolio turnover	19%		116%	52%	44%	21%		33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

79

Financial highlights

Delaware Ivy Natural Resources Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19		3/31/18
Net asset value, beginning of period	$13.81		$10.22	$6.48	$11.13	$12.33		$12.39

Income (loss) from investment operations:
Net investment income (loss)[2]	0.11		0.09	0.01	0.03	0.03		(0.12)
Net realized and unrealized gain (loss)		(1.80)	3.77	3.74	(4.55)	(1.23)		0.06
Total from investment operations		(1.69)	3.86	3.75	(4.52)	(1.20)		(0.06)

Less dividends and distributions from:
Net investment income	—		(0.27)	(0.01)	(0.13)	—		—
Total dividends and distributions	—		(0.27)	(0.01)	(0.13)	—		—

Net asset value, end of period	$12.12		$13.81	$10.22	$6.48	$11.13		$12.33

Total return[3]	(12.24%	)[4]	38.45%	57.83%	(41.02% )	(9.73%	)	(0.48%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,273		$3,460	$3 [5]	$5 [5]	$21	[5]	$40	[5]
Ratio of expenses to average net assets[6]	2.34%		2.52%	2.49%	2.48%	2.07%		2.40%
Ratio of expenses to average net assets prior to fees waived[6]	2.47%		2.52%	2.49%	2.48%	2.07%		2.40%
Ratio of net investment income (loss) to average net assets	1.66%		0.84%	0.07%	0.30%	0.28%		(0.98%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.53%		0.84%	0.07%	0.03%	0.28%		(0.98%	)
Portfolio turnover	19%		116%	52%	44%	21%		33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

80

Delaware Ivy Natural Resources Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$17.72		$12.99	$8.18	$14.06	$15.50	$15.40

Income (loss) from investment operations:
Net investment income[2]	0.23		0.31	0.16	0.21	0.20	0.05
Net realized and unrealized gain (loss)		(2.30)	4.82	4.73	(5.74)	(1.57)	0.05
Total from investment operations		(2.07)	5.13	4.89	(5.53)	(1.37)	0.10

Less dividends and distributions from:
Net investment income	—		(0.40)	(0.08)	(0.35)	(0.07)	—
Total dividends and distributions	—		(0.40)	(0.08)	(0.35)	(0.07)	—

Net asset value, end of period	$15.65		$17.72	$12.99	$8.18	$14.06	$15.50

Total return[3]	(11.68%	)[4]	40.30%	59.85%	(40.26% )	(8.86% )	0.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$69,987		$84,343	$71 [5]	$54 [5]	$106 [5]	$154	[5]
Ratio of expenses to average net assets[6]	1.14%		1.21%	1.20%	1.19%	1.10%	1.20%
Ratio of expenses to average net assets prior to fees waived[6]	1.17%		1.21%	1.20%	1.19%	1.10%	1.20%
Ratio of net investment income to average net assets	2.81%		2.17%	1.46%	1.63%	1.30%	0.32%
Ratio of net investment income to average net assets prior to fees waived	2.78%		2.17%	1.46%	1.63%	1.30%	0.32%
Portfolio turnover	19%		116%	52%	44%	21%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

81

Financial highlights

Delaware Ivy Natural Resources Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19		3/31/18
Net asset value, beginning of period	$16.69		$12.25	$7.75	$13.26	$14.63		$14.61

Income (loss) from investment operations:
Net investment income (loss)[2]	0.18		0.22	0.09	0.13	0.10		(0.04)
Net realized and unrealized gain (loss)		(2.17)	4.54	4.45	(5.42)	(1.47)		0.06
Total from investment operations		(1.99)	4.76	4.54	(5.29)	(1.37)		0.02

Less dividends and distributions from:
Net investment income	—		(0.32)	(0.04)	(0.22)	—		—
Total dividends and distributions	—		(0.32)	(0.04)	(0.22)	—		—

Net asset value, end of period	$14.70		$16.69	$12.25	$7.75	$13.26		$14.63

Total return[3]	(11.92%	)[4]	39.60%	58.67%	(40.53% )	(9.36%	)	0.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,710		$14,145	$12 [5]	$7 [5]	$15	[5]	$21	[5]
Ratio of expenses to average net assets[6]	1.69%		1.78%	1.77%	1.76%	1.67%		1.78%
Ratio of expenses to average net assets prior to fees waived[6]	1.75%		1.78%	1.77%	1.76%	1.67%		1.78%
Ratio of net investment income (loss) to average net assets	2.32%		1.60%	0.90%	1.06%	0.73%		(0.26%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	2.26%		1.60%	0.90%	1.06%	0.73%		(0.26%	)
Portfolio turnover	19%		116%	52%	44%	21%		33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

82

Delaware Ivy Natural Resources Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$17.79	$13.03	$8.21	$14.12	$15.58	$15.44

Income (loss) from investment operations:
Net investment income[2]	0.24	0.36	0.18	0.23	0.23	0.07
Net realized and unrealized gain (loss)	(2.31)	4.82	4.73	(5.75)	(1.59)	0.07
Total from investment operations	(2.07)	5.18	4.91	(5.52)	(1.36)	0.14

Less dividends and distributions from:
Net investment income	—	(0.42)	(0.09)	(0.39)	(0.10)	—
Total dividends and distributions	—	(0.42)	(0.09)	(0.39)	(0.10)	—

Net asset value, end of period	$15.72	$17.79	$13.03	$8.21	$14.12	$15.58

Total return[3]	(11.64% )	40.61%	59.94%	(40.11% )	(8.71% )	0.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,225	$2,228	$1 [4]	$3 [4]	$5 [4]	$6	[4]
Ratio of expenses to average net assets[5]	1.01%	1.04%	0.99%	1.02%	0.93%	1.04%
Ratio of net investment income to average net assets	2.93%	2.46%	1.64%	1.81%	1.48%	0.46%
Portfolio turnover	19%	116%	52%	44%	21%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

83

Financial highlights

Delaware Ivy Natural Resources Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)		Year ended
			3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$17.38		$12.74	$8.04	$13.79	$15.21	$15.14

Income (loss) from investment operations:
Net investment income[2]	0.21		0.28	0.13	0.17	0.16	0.01
Net realized and unrealized gain (loss)		(2.26)	4.73	4.63	(5.63)	(1.54)	0.06
Total from investment operations		(2.05)	5.01	4.76	(5.46)	(1.38)	0.07

Less dividends and distributions from:
Net investment income	—		(0.37)	(0.06)	(0.29)	(0.04)	—
Total dividends and distributions	—		(0.37)	(0.06)	(0.29)	(0.04)	—

Net asset value, end of period	$15.33		$17.38	$12.74	$8.04	$13.79	$15.21

Total return[3]	(11.80%	)[4]	40.08%	59.33%	(40.40% )	(9.03% )	0.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,350		$14,348	$11 [5]	$8 [5]	$18 [5]	$26	[5]
Ratio of expenses to average net assets[6]	1.38%		1.42%	1.42%	1.42%	1.33%	1.43%
Ratio of expenses to average net assets prior to fees waived[6]	1.41%		1.42%	1.42%	1.42%	1.33%	1.43%
Ratio of net investment income to average net assets	2.56%		1.97%	1.23%	1.39%	1.09%	0.09%
Ratio of net investment income to average net assets prior to fees waived	2.53%		1.97%	1.23%	1.39%	1.09%	0.09%
Portfolio turnover	19%		116%	52%	44%	21%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

84

Delaware Ivy Science and Technology Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1] (Unaudited)	Year ended
		3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$63.48	$92.04	$59.85	$65.00	$65.33	$56.65

Income (loss) from investment operations:
Net investment loss[2]	(0.15)	(0.66)	(0.55)	(0.38)	(0.30)	(0.36)
Net realized and unrealized gain (loss)	(16.72)	2.73	40.68	3.45	7.42	13.46
Total from investment operations	(16.87)	2.07	40.13	3.07	7.12	13.10

Less dividends and distributions from:
Net realized gain	—	(30.63)	(7.94)	(8.22)	(7.45)	(4.42)
Total dividends and distributions	—	(30.63)	(7.94)	(8.22)	(7.45)	(4.42)

Net asset value, end of period	$46.61	$63.48	$92.04	$59.85	$65.00	$65.33

Total return[3]	(26.59% )	(0.21% )	67.65%	2.98%	12.63%	23.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,259,501	$4,958,005	$5,696 [4]	$3,626 [4]	$3,956 [4]	$4,018 [4]
Ratio of expenses to average net assets[5]	1.20%	1.13%	1.14%	1.18%	1.20%	1.22%
Ratio of net investment loss to average net assets	(0.55% )	(0.76% )	(0.66% )	(0.54% )	(0.45% )	(0.56% )
Portfolio turnover	27%	53%	9%	23%	14%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

85

Financial highlights

Delaware Ivy Science and Technology Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$43.75	$72.44	$48.52	$54.26	$56.20	$49.39

Income (loss) from investment operations:
Net investment loss[2]	(0.27)	(1.04)	(0.95)	(0.76)	(0.67)	(0.76)
Net realized and unrealized gain (loss)	(11.51)	2.62	32.81	3.07	6.18	11.74
Total from investment operations	(11.78)	1.58	31.86	2.31	5.51	10.98

Less dividends and distributions from:
Net realized gain	—	(30.27)	(7.94)	(8.05)	(7.45)	(4.17)
Total dividends and distributions	—	(30.27)	(7.94)	(8.05)	(7.45)	(4.17)

Net asset value, end of period	$31.97	$43.75	$72.44	$48.52	$54.26	$56.20

Total return[3]	(26.95% )	(1.00% )	66.37%	2.17%	11.79%	22.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$130,054	$237,610	$413 [4]	$407 [4]	$532 [4]	$608 [4]
Ratio of expenses to average net assets[5]	2.12%	1.92%	1.92%	1.95%	1.94%	1.98%
Ratio of net investment loss to average net assets	(1.49% )	(1.56% )	(1.45% )	(1.31% )	(1.18% )	(1.38% )
Portfolio turnover	27%	53%	9%	23%	14%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

86

Delaware Ivy Science and Technology Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$76.68	$105.32	$67.65	$72.51	$71.85	$61.88

Income (loss) from investment operations:
Net investment loss[2]	(0.11)	(0.60)	(0.45)	(0.27)	(0.17)	(0.26)
Net realized and unrealized gain (loss)	(20.21)	2.83	46.06	3.71	8.28	14.77
Total from investment operations	(20.32)	2.23	45.61	3.44	8.11	14.51

Less dividends and distributions from:
Net realized gain	—	(30.87)	(7.94)	(8.30)	(7.45)	(4.54)
Total dividends and distributions	—	(30.87)	(7.94)	(8.30)	(7.45)	(4.54)

Net asset value, end of period	$56.36	$76.68	$105.32	$67.65	$72.51	$71.85

Total return[3]	(26.51% )	(0.04% )	67.96%	3.17%	12.88%	23.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,407,895	$2,354,813	$2,878 [4]	$1,938 [4]	$2,203 [4]	$2,235 [4]
Ratio of expenses to average net assets[5]	0.99%	0.96%	0.96%	0.98%	0.98%	1.00%
Ratio of net investment loss to average net assets	(0.35% )	(0.59% )	(0.48% )	(0.34% )	(0.23% )	(0.37% )
Portfolio turnover	27%	53%	9%	23%	14%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests

See accompanying notes, which are an integral part of the financial statements.

87

Financial highlights

Delaware Ivy Science and Technology Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$59.21	$87.86	$57.58	$62.89	$63.68	$55.38

Income (loss) from investment operations:
Net investment loss[2]	(0.23)	(0.97)	(0.85)	(0.63)	(0.52)	(0.61)
Net realized and unrealized gain (loss)	(15.59)	2.69	39.07	3.37	7.18	13.18
Total from investment operations	(15.82)	1.72	38.22	2.74	6.66	12.57

Less dividends and distributions from:
Net realized gain	—	(30.37)	(7.94)	(8.05)	(7.45)	(4.27)
Total dividends and distributions	—	(30.37)	(7.94)	(8.05)	(7.45)	(4.27)

Net asset value, end of period	$43.39	$59.21	$87.86	$57.58	$62.89	$63.68

Total return[3]	(26.74% )	(0.63% )	66.99%	2.57%	12.23%	22.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$83,592	$120,945	$151 [4]	$110 [4]	$127 [4]	$129 [4]
Ratio of expenses to average net assets[5]	1.59%	1.55%	1.55%	1.57%	1.56%	1.58%
Ratio of net investment loss to average net assets	(0.94% )	(1.18% )	(1.08% )	(0.93% )	(0.81% )	(0.98% )
Portfolio turnover	27%	53%	9%	23%	14%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

88

Delaware Ivy Science and Technology Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$77.75	$106.48	$68.24	$73.03	$72.20	$62.13

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.45)	(0.32)	(0.15)	(0.04)	(0.17)
Net realized and unrealized gain (loss)	(20.50)	2.84	46.50	3.75	8.32	14.85
Total from investment operations	(20.56)	2.39	46.18	3.60	8.28	14.68

Less dividends and distributions from:
Net realized gain	—	(31.12)	(7.94)	(8.39)	(7.45)	(4.61)
Total dividends and distributions	—	(31.12)	(7.94)	(8.39)	(7.45)	(4.61)

Net asset value, end of period	$57.19	$77.75	$106.48	$68.24	$73.03	$72.20

Total return[3]	(26.47% )	0.10%	68.22%	3.34%	13.07%	23.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$122,361	$173,276	$192 [4]	$96 [4]	$101 [4]	$73 [4]
Ratio of expenses to average net assets[5]	0.84%	0.81%	0.81%	0.83%	0.82%	0.85%
Ratio of net investment loss to average net assets	(0.20% )	(0.44% )	(0.33% )	(0.20% )	(0.05% )	(0.24% )
Portfolio turnover	27%	53%	9%	23%	14%	22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

89

Financial highlights

Delaware Ivy Science and Technology Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22		3/31/21		3/31/20		3/31/19		3/31/18
Net asset value, beginning of period	$70.42		$98.99		$64.00		$69.01		$68.90		$59.54

Income (loss) from investment operations:
Net investment loss[2]	(0.17)		(0.74)		(0.58)		(0.40)		(0.31)		(0.43)
Net realized and unrealized gain (loss)	(18.55)		2.79		43.51		3.60		7.87		14.21
Total from investment operations	(18.72)		2.05		42.93		3.20		7.56		13.78

Less dividends and distributions from:
Net realized gain	—		(30.62)		(7.94)		(8.21)		(7.45)		(4.42)
Total dividends and distributions	—		(30.62)		(7.94)		(8.21)		(7.45)		(4.42)

Net asset value, end of period	$51.70		$70.42		$98.99		$64.00		$69.01		$68.90

Total return[3]	(26.61%	)	(0.22%	)[4]	67.64%	[4]	2.98%	[4]	12.64%	[4]	23.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$227,438		$351,136		$455	[5]	$340	[5]	$442	[5]	$554	[5]
Ratio of expenses to average net assets[6]	1.23%		1.14%		1.14%		1.18%		1.20%		1.24%	[7]
Ratio of expenses to average net assets prior to fees waived	1.23%		1.20%		1.20%		1.22%		1.21%		1.24%
Ratio of net investment loss to average net assets	(0.59%	)	(0.78%	)	(0.66%	)	(0.54%	)	(0.44%	)	(0.64%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.59%	)	(0.84%	)	(0.72%	)	(0.58%	)	(0.45%	)	(0.64%	)
Portfolio turnover	27%		53%		9%		23%		14%		22%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Expense ratio based on the period excluding reorganization expenses was 1.22%.

See accompanying notes, which are an integral part of the financial statements.

90

Delaware Real Estate Securities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$27.72		$24.82	$18.83	$24.45		$22.41	$25.94

Income (loss) from investment operations:
Net investment income[2]	0.25		0.21	0.17	0.30		0.30	0.39
Net realized and unrealized gain (loss)	(7.24)		6.44	6.22	(3.61)		3.35	(0.82)
Total from investment operations	(6.99)		6.65	6.39	(3.31)		3.65	(0.43)

Less dividends and distributions from:
Net investment income	(0.17)		(0.14)	(0.25)	(0.32)		(0.33)	(0.18)
Net realized gain	—		(3.61)	(0.15)	(1.99)		(1.28)	(2.92)
Total dividends and distributions	(0.17)		(3.75)	(0.40)	(2.31)		(1.61)	(3.10)

Net asset value, end of period	$20.56		$27.72	$24.82	$18.83		$24.45	$22.41

Total return[3]	(25.26%	)[4]	26.90%	34.24% [4]	(15.35%	)[4]	16.83% [4]	(2.58%	)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$96,588		$143,562	$130 [5]	$122	[5]	$173 [5]	$189	[5]
Ratio of expenses to average net assets[6]	1.36%		1.38%	1.45%	1.43%		1.44%	1.42%
Ratio of expenses to average net assets prior to fees waived[6]	1.44%		1.38%	1.55%	1.53%		1.54%	1.52%
Ratio of net investment income to average net assets	2.06%		0.74%	0.79%	1.21%		1.29%	1.51%
Ratio of net investment income to average net assets prior to fees waived	1.98%		0.74%	0.69%	1.11%		1.19%	1.41%
Portfolio turnover	41%		43%	76%	59%		69%	68%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

91

Financial highlights

Delaware Real Estate Securities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$26.73		$24.11	$18.32	$23.86		$21.90	$25.45

Income (loss) from investment operations:
Net investment income (loss)[2]	0.12		(0.07)	0.06	0.12		0.17	0.23
Net realized and unrealized gain (loss)	(6.96)		6.27	5.96	(3.52)		3.21	(0.84)
Total from investment operations	(6.84)		6.20	6.02	(3.40)		3.38	(0.61)

Less dividends and distributions from:
Net investment income	(0.11)		—	(0.08)	(0.15)		(0.14)	(0.02)
Net realized gain	—		(3.58)	(0.15)	(1.99)		(1.28)	(2.92)
Total dividends and distributions	(0.11)		(3.58)	(0.23)	(2.14)		(1.42)	(2.94)

Net asset value, end of period	$19.78		$26.73	$24.11	$18.32		$23.86	$21.90

Total return[3]	(25.65%	)[4]	25.74%	33.03% [4]	(15.99%	)[4]	15.90% [4]	(3.26%	)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$926		$1,707	$25	$35		$65	$85
Ratio of expenses to average net assets[6]	2.36%		2.33%	2.33%	2.25%		2.19%	2.19%
Ratio of expenses to average net assets prior to fees waived[6]	2.56%		2.33%	2.43%	2.35%		2.29%	2.29%
Ratio of net investment income (loss) to average net assets	0.97%		(0.24% )	0.27%	0.50%		0.74%	0.93%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.77%		(0.24% )	0.17%	0.40%		0.64%	0.83%
Portfolio turnover	41%		43%	76%	59%		69%	68%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

92

Delaware Real Estate Securities Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$28.05		$25.05	$18.99	$24.63		$22.57	$26.11

Income (loss) from investment operations:
Net investment income[2]	0.29		0.29	0.25	0.38		0.39	0.41
Net realized and unrealized gain (loss)	(7.33)		6.52	6.27	(3.62)		3.36	(0.74)
Total from investment operations	(7.04)		6.81	6.52	(3.24)		3.75	(0.33)

Less dividends and distributions from:
Net investment income	(0.19)		(0.20)	(0.31)	(0.41)		(0.41)	(0.29)
Net realized gain	—		(3.61)	(0.15)	(1.99)		(1.28)	(2.92)
Total dividends and distributions	(0.19)		(3.81)	(0.46)	(2.40)		(1.69)	(3.21)

Net asset value, end of period	$20.82		$28.05	$25.05	$18.99		$24.63	$22.57

Total return[3]	(25.15%	)[4]	27.32%	34.68% [4]	(15.01%	)[4]	17.22% [4]	(2.17%	)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,029		$133,161	$127 [5]	$121	[5]	$160 [5]	$173	[5]
Ratio of expenses to average net assets[6]	1.05%		1.09%	1.08%	1.08%		1.07%	1.06%
Ratio of expenses to average net assets prior to fees waived[6]	1.09%		1.09%	1.18%	1.18%		1.17%	1.16%
Ratio of net investment income to average net assets	2.36%		1.01%	1.15%	1.54%		1.65%	1.60%
Ratio of net investment income to average net assets prior to fees waived	2.32%		1.01%	1.05%	1.44%		1.55%	1.50%
Portfolio turnover	41%		43%	76%	59%		69%	68%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

93

Financial highlights

Delaware Real Estate Securities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$27.66		$24.78	$18.81	$24.42		$22.39	$25.92

Income (loss) from investment operations:
Net investment income[2]	0.22		0.12	0.13	0.27		0.25	0.36
Net realized and unrealized gain (loss)	(7.22)		6.44	6.20	(3.62)		3.34	(0.85)
Total from investment operations	(7.00)		6.56	6.33	(3.35)		3.59	(0.49)

Less dividends and distributions from:
Net investment income	(0.16)		(0.07)	(0.21)	(0.27)		(0.28)	(0.12)
Net realized gain	—		(3.61)	(0.15)	(1.99)		(1.28)	(2.92)
Total dividends and distributions	(0.16)		(3.68)	(0.36)	(2.26)		(1.56)	(3.04)

Net asset value, end of period	$20.50		$27.66	$24.78	$18.81		$24.42	$22.39

Total return[3]	(25.36%	)[4]	26.55%	33.88% [4]	(15.51%	)[4]	16.57% [4]	(2.79%	)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$406		$555	$— [5,6]	$—	[5,6]	$1 [5]	$1	[5]
Ratio of expenses to average net assets[7]	1.62%		1.69%	1.67%	1.69%		1.64%	1.66%
Ratio of expenses to average net assets prior to fees waived[7]	1.70%		1.69%	1.77%	1.79%		1.74%	1.76%
Ratio of net investment income to average net assets	1.81%		0.42%	0.61%	1.07%		1.05%	1.40%
Ratio of net investment income to average net assets prior to fees waived	1.73%		0.42%	0.51%	0.97%		0.95%	1.30%
Portfolio turnover	41%		43%	76%	59%		69%	68%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

94

Delaware Real Estate Securities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]	Year ended
	(Unaudited)	3/31/22	3/31/21	3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$28.10	$25.09	$19.02	$24.66		$22.59	$26.15

Income (loss) from investment operations:
Net investment income[2]	0.31	0.36	0.28	0.43		0.57	0.63
Net realized and unrealized gain (loss)	(7.34)	6.50	6.28	(3.64)		3.23	(0.92)
Total from investment operations	(7.03)	6.86	6.56	(3.21)		3.80	(0.29)

Less dividends and distributions from:
Net investment income	(0.20)	(0.24)	(0.34)	(0.44)		(0.45)	(0.35)
Net realized gain	—	(3.61)	(0.15)	(1.99)		(1.28)	(2.92)
Total dividends and distributions	(0.20)	(3.85)	(0.49)	(2.43)		(1.73)	(3.27)

Net asset value, end of period	$20.87	$28.10	$25.09	$19.02		$24.66	$22.59

Total return[3]	(25.09% )	27.48%	34.84% [4]	(14.86%	)[4]	17.42% [4]	(2.04%	)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$756	$1,112	$1 [5]	$—	[5,6]	$1 [5]	$1	[5]
Ratio of expenses to average net assets[7]	0.93%	0.93%	0.94%	0.94%		0.91%	0.89%
Ratio of expenses to average net assets prior to fees waived[7]	0.93%	0.93%	1.04%	1.04%		1.01%	0.99%
Ratio of net investment income to average net assets	2.52%	1.26%	1.26%	1.70%		2.40%	2.38%
Ratio of net investment income to average net assets prior to fees waived	2.52%	1.26%	1.16%	1.60%		2.30%	2.28%
Portfolio turnover	41%	43%	76%	59%		69%	68%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

95

Financial highlights

Delaware Real Estate Securities Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/22[1]		Year ended
	(Unaudited)		3/31/22	3/31/21	3/31/20		3/31/19	3/31/18
Net asset value, beginning of period	$27.79		$24.87	$18.86	$24.48		$22.44	$25.97

Income (loss) from investment operations:
Net investment income[2]	0.26		0.23	0.21	0.33		0.34	0.40
Net realized and unrealized gain (loss)	(7.25)		6.45	6.23	(3.60)		3.34	(0.79)
Total from investment operations	(6.99)		6.68	6.44	(3.27)		3.68	(0.39)

Less dividends and distributions from:
Net investment income	(0.18)		(0.15)	(0.28)	(0.36)		(0.36)	(0.22)
Net realized gain	—		(3.61)	(0.15)	(1.99)		(1.28)	(2.92)
Total dividends and distributions	(0.18)		(3.76)	(0.43)	(2.35)		(1.64)	(3.14)

Net asset value, end of period	$20.62		$27.79	$24.87	$18.86		$24.48	$22.44

Total return[3]	(25.22%	)[4]	26.98%	34.45% [4]	(15.21%	)[4]	16.99% [4]	(2.42%	)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,017		$90,376	$70 [5]	$63	[5]	$90 [5]	$98	[5]
Ratio of expenses to average net assets[6]	1.27%		1.31%	1.30%	1.29%		1.28%	1.27%
Ratio of expenses to average net assets prior to fees waived[6]	1.30%		1.31%	1.40%	1.39%		1.38%	1.37%
Ratio of net investment income to average net assets	2.14%		0.82%	0.95%	1.35%		1.45%	1.57%
Ratio of net investment income to average net assets prior to fees waived	2.11%		0.82%	0.85%	1.25%		1.35%	1.47%
Portfolio turnover	41%		43%	76%	59%		69%	68%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

96

Notes to financial statements

Ivy Funds

September 30, 2022 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 39 series. These financial statements and the related notes pertain to 7 funds: Delaware Climate Solutions Fund (formerly, Delaware Ivy Energy Fund) Delaware Global Real Estate Fund (formerly, Delaware Ivy LaSalle Global Real Estate Fund), Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Natural Resources Fund, Delaware Ivy Science and Technology Fund, and Delaware Real Estate Securities Fund (formerly, Delaware Ivy Securian Real Estate Securities Fund (each a Fund, or collectively, the Funds). The Trust is an open-end investment company. Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Natural Resources Fund, and Delaware Real Estate Securities Fund are considered diversified under the Investment Company Act of 1940, as amended. Delaware Climate Solutions Fund, Delaware Global Real Estate Fund, and Delaware Ivy Science and Technology Fund are considered nondiversified.

Each Fund offers Class A, Class C, Class I, Class R, Class R6, and Class Y shares. On June 13, 2022, all Class E shares were liquidated. Effective December 10, 2021, all remaining shares of Class B were converted to Class A shares. Class A shares are subject to an initial sales charge. If you are investing $1 million or more either as a lump sum or through one of the sales charge reduction features described in the prospectus, you may be eligible to buy Class A shares without a sales charge. However, if Delaware Distributors, L.P. (DDLP) or a predecessor distributor paid your financial intermediary a commission on your purchase that received a net asset value (NAV) breakpoint of Class A shares, for shares of the Funds purchased prior to July 1, 2021, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase; or if DDLP paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares that received an NAV breakpoint, for shares purchased on or after July 1, 2021 that are subject to a contingent deferred sales charge (CDSC), you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class I, Class R, Class R6, and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap (IRS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Open-end investment companies are valued at their published NAV. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by each Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of each Fund’s

97

Notes to financial statements

Ivy Funds

1. Significant Accounting Policies (continued)

Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2022, and for all open tax years (years ended March 31, 2019-March 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended September 30, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/ or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. Each Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

98

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Global Real Estate Fund, Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, and Delaware Real Estate Securities Fund declare and pay dividends quarterly. Delaware Climate Solutions Fund, Delaware Ivy Natural Resources Fund, and Delaware Ivy Science and Technology Fund declare and pay dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Climate Solutions Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.75% of net assets over $5 billion and up to $10 billion;
0.74% of net assets over $10 billion.

Delaware Global Real Estate Fund	0.95% of net assets up to $1 billion;
0.92% of net assets over $1 billion and up to $2 billion;
0.87% of net assets over $2 billion and up to $3 billion;
0.84% of net assets over $3 billion and up to $5 billion;
0.82% of net assets over $5 billion and up to $10 billion;
0.80% of net assets over $10 billion.

99

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy Asset Strategy Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $28 billion;
0.545% of net assets over $28 billion and up to $53 billion;
0.54% of net assets over $53 billion.

Delaware Ivy Balanced Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion and up to $5 billion;
0.54% of net assets over $5 billion and up to $10 billion;
0.53% of net assets over $10 billion.

Delaware Ivy Natural Resources Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion.

Delaware Ivy Science and Technology Fund	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $8 billion;
0.755% of net assets over $8 billion and up to $13 billion;
0.75% of net assets over $13 billion.

Delaware Real Estate Securities Fund[1]	0.90% of net assets up to $1 billion;
0.87% of net assets over $1 billion and up to $2 billion;
0.84% of net assets over $2 billion and up to $3 billion;
0.80% of net assets over $3 billion and up to $5 billion;
0.76% of net assets over $5 billion and up to $10 billion;
0.72% of net assets over $10 billion.

[1]	DMC had contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.10% of average daily net assets from July 29, 2021 through July 29, 2022.

DMC has entered into sub-advisory agreements with the following entities on behalf of the Funds:

Prior to July 29, 2022, under an agreement between DMC and Securian Asset Management, Inc. (Securian AM), Securian AM served as subadviser to Delaware Real Estate Securities Fund. Prior to July 29, 2022, under an agreement between DMC and LaSalle Investment Management Securities, LLC (LaSalle), LaSalle served as subadviser to Delaware Global Real Estate Fund. Each subadviser made investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of DMC and the oversight of the Board. DMC paid all applicable costs of the subadvisers. Following July 29, 2022, under agreements between DMC and each of Macquarie Funds Management Hong Kong Limited (MFMHKL), Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL), each of MFMHKL, MIMEL and MIMGL serves as sub-advisor to Delaware Real Estate Securities Fund and Delaware Global Real Estate Fund, and along with DMC, are responsible for its day to day management. In addition, each of these Funds may use MIMGL and MFMHKL to execute Fund security trades. For their services, each of MFMHKL, MIMEL and MIMGL receive a sub-advisory fee from DMC.

100

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. DMC and MIMAK is primarily responsible for the day-to-day management of the Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund portfolios. In addition, DMC may also seek fixed income investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge, with respect to Delaware Ivy Balanced Fund. With respect to the Funds for which MIMAK serves as sub-advisor, DMC has principal responsibility for all investment advisory services and for its services, MIMAK receives a sub-advisory fee from DMC.

With respect to Delaware Ivy Balanced Fund, MIMEL serves as sub-advisor, DMC may seek investment advice and recommendations from MIMEL and DMC may also permit MIMEL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge. For its services, MIMEL receives a sub-advisory fee from DMC.

Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), each serve as sub-advisor to Delaware Ivy Climate Solutions, Delaware Ivy Asset Strategy, Delaware Ivy Balanced, Delaware Ivy Natural Resources and Delaware Ivy Science and Technology Funds, executing security trades on behalf of DMC. MIMGL also exercises investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge for Delaware Ivy Balanced Fund. For its services, MIMGL receives a sub-advisory fee from DMC.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2022, each Fund paid for these services as follows:

Fund	Fees
Delaware Climate Solutions Fund	$7,248
Delaware Global Real Estate Fund	4,869
Delaware Ivy Asset Strategy Fund	42,484
Delaware Ivy Balanced Fund	41,888
Delaware Ivy Natural Resources Fund	7,022
Delaware Ivy Science and Technology Fund	119,612
Delaware Real Estate Securities Fund	7,875

Effective June 27, 2022, DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” From June 27, 2022 through September 30, 2022, each Fund paid for these services as follows:

Fund	Fees
Delaware Climate Solutions Fund	$38,549
Delaware Global Real Estate Fund	3,007
Delaware Ivy Asset Strategy Fund	326,023
Delaware Ivy Balanced Fund	233,093
Delaware Ivy Natural Resources Fund	68,169
Delaware Ivy Science and Technology Fund	577,916
Delaware Real Estate Securities Fund	32,529

101

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Funds and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” These fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Under the Shareholder Servicing Agreement between the Trust and WI Services Company (WISC) (that was in effect until June 27, 2022), with respect to Class A and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund paid a monthly fee that ranged from $1.5042 to $1.6958 per account; however, WISC had agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reached certain levels. For Class R shares, each Fund paid a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund paid a monthly fee equal to one-twelfth of 0.15 of 1.00% of the average daily net assets of the class for the preceding month. For Class R6 shares, each Fund paid WISC a monthly fee equal to one-twelfth of 0.01 of 1.00% of the average daily net assets of the class for the preceding month. Each Fund also reimbursed WISC for certain out-of-pocket costs for all classes.

For certain networked accounts (that is, those accounts whose Fund shares were purchased through certain financial intermediaries), WISC had agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may have been paid by the Funds to those intermediaries. The Fund would reimburse WISC for such costs if the annual rate of the third-party per account charged for a Fund were less than or equal to $12.00 per account or an annual fee of 0.14 of 1.00% that is based on average daily net assets.

Certain broker/dealers that maintained shareholder accounts with each Fund through an omnibus account provided transfer agent and other shareholder-related services that would otherwise have been provided by WISC if the individual accounts that comprised the omnibus account were opened by their beneficial owners directly. Each Fund could pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of the Class A, Class C, Class R, and Class Y shares, respectively. The fees are calculated daily and paid monthly. Class I and Class R6 shares do not pay a 12b-1 fee.

From April 1, 2022, (except as noted below) DMC, DDLP (through July 29, 2023) and/or DIFSC (from June 27, 2022 through July 29, 2023) and Waddell & Reed Services Company (WRSCO) (that was in effect until June 27, 2022), have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC, DDLP, DIFSC and/or each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets Class A	Operating expense limitation as a percentage of average daily net assets Class C	Operating expense limitation as a percentage of average daily net assets Class I	Operating expense limitation as a percentage of average daily net assets Class R	Operating expense limitation as a percentage of average daily net assets Class R6	Operating expense limitation as a percentage of average daily net assets Class Y
Delaware Climate Solutions Fund[1]	1.24%[2]	1.99%[2]	0.99%	1.49%	0.99%	1.24%
Delaware Global Real Estate Fund[1,3]	1.30%	2.05%	1.05%	1.55%	1.05%	1.30%

102

Fund	Operating expense limitation as a percentage of average daily net assets Class A	Operating expense limitation as a percentage of average daily net assets Class C	Operating expense limitation as a percentage of average daily net assets Class I	Operating expense limitation as a percentage of average daily net assets Class R	Operating expense limitation as a percentage of average daily net assets Class R6	Operating expense limitation as a percentage of average daily net assets Class Y
Delaware Ivy Asset Strategy Fund	n/a	n/a	n/a	n/a	n/a	1.11%[4]
Delaware Ivy Balanced Fund	n/a	n/a	n/a	n/a	n/a	1.07%[4]
Delaware Ivy Natural Resources Fund[5]	1.33%	2.08%	1.08%	1.58%	n/a	1.33%
Delaware Ivy Science and Technology Fund	n/a	n/a	n/a	n/a	n/a	n/a
Delaware Real Estate Securities Fund[5]	1.20%	1.95%	0.95%	1.45%	n/a	1.20%

[1]	Prior to July 29, 2022, due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.
[2]	Effective July 29, 2022 for Class A and Class C shares. Prior to July 29, 2022, the expense limit in effect for Class A and Class shares was 1.35% and 2.09%, respectively.
[3]	Effective July 29, 2022. Prior to July 29, 2022, the expense limit in effect for Class A , Class C, Class I, Class R, Class R6 and Class Y was 1.48%, n/a, 1.05%, 1.80%, 1.05% and n/a, respectively.
[4]	Effective November 15, 2021.
[5]	Effective July 29, 2022.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended September 30, 2022, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Climate Solutions Fund	$17,766
Delaware Global Real Estate Fund	11,697
Delaware Ivy Asset Strategy Fund	18,015
Delaware Ivy Balanced Fund	19,017
Delaware Ivy Natural Resources Fund	2,844
Delaware Ivy Science and Technology Fund	45,209
Delaware Real Estate Securities Fund	2,124

103

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended September 30, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Climate Solutions Fund	$83,787
Delaware Global Real Estate Fund	761
Delaware Ivy Asset Strategy Fund	90,849
Delaware Ivy Balanced Fund	154,423
Delaware Ivy Natural Resources Fund	29,548
Delaware Ivy Science and Technology Fund	447,071
Delaware Real Estate Securities Fund	17,407

For the six months ended September 30, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Climate Solutions Fund	$191	$988
Delaware Global Real Estate Fund	—	14
Delaware Ivy Asset Strategy Fund	226	2,620
Delaware Ivy Balanced Fund	1,176	2,345
Delaware Ivy Natural Resources Fund	166	115
Delaware Ivy Science and Technology Fund	1,427	3,020
Delaware Real Estate Securities Fund	70	37

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

104

A summary of the transactions in affiliated companies during the six months ended September 30, 2022 was as follows:

	Value, beginning of period	Gross additions	Gross reductions(1)	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund(2)	Value, end of period	Shares	Interest

Delaware Ivy Asset Strategy Fund
Corporate Bond—0.11%
New Cotai 5.00% 2/2/27*	$4,498,921	$6,997	$(76,758)	$—	$(2,481,378)	$1,947,782	1,952,660	$56,895
Common Stocks—0.00%
Media Group Holdings Series T†	—	—	—	—	—	—	80,253	—
Media Group Holdings Series H†	—	—	(407,951)	—	407,951	—	640,301	—
New Cotai=,†	1,677,146	—	—	—	(1,677,146)	—	1,819,823	—
Total	$6,176,067	$6,997	$(484,709)	$—	$(3,750,573)	$1,947,782		$56,895

	Value, beginning of period	Gross additions	Gross reductions(1)	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund(2)	Value, end of period	Shares

Delaware Ivy Science and Technology Fund
Common Stock—0.00%
WNS Holdings ADR†,**	$106,974,834	$—	$—	$—	$(94,975,640)	$—	—
Corporate Bond—0.00%
Marrone Bio Innovations	4,688,466	—	(4,712,500)	—	24,034	—	—
Total	$111,663,300	$—	$(4,712,500)	$—	$(94,951,606)	$—

*	Issuer was not an affiliated investment of the Fund at March 31, 2022.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
(1)	The amount shown included return of capital.
(2)	Does not tie to Net change in unrealized appreciation (depreciation) on affiliated investments on the Statements of operations as a result of previously unaffiliated securities moving to affiliated.
**	Issuer is not an affiliated investment of the Fund at September 30, 2022.

105

Notes to financial statements

Ivy Funds

3. Investments

For the six months ended September 30, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Delaware Climate Solutions Fund	$247,886,210	$—	$269,118,365	$—
Delaware Global Real Estate Fund	49,167,290	—	67,040,449	—
Delaware Ivy Asset Strategy Fund	447,105,689	261,819,369	810,314,639	170,571,052
Delaware Ivy Balanced Fund	249,119,318	268,461,710	576,409,508	317,075,478
Delaware Ivy Natural Resources Fund	49,026,777	—	60,543,229	—
Delaware Ivy Science and Technology Fund	1,666,948,818	—	2,804,034,284	—
Delaware Real Estate Securities Fund	126,395,675	—	164,781,770	—

At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Climate Solutions Fund	$265,362,895	$12,836,028	$(31,167,103)	$(18,331,075)
Delaware Global Real Estate Fund	47,180,509	2,992,773	(6,942,361)	(3,949,588)
Delaware Ivy Asset Strategy Fund	2,435,069,367	559,903,038	(1,199,940,839)	(640,037,801)
Delaware Ivy Balanced Fund	1,896,239,756	142,532,302	(258,715,880)	(116,183,578)
Delaware Ivy Natural Resources Fund	295,364,394	31,788,306	(66,905,952)	(35,117,646)
Delaware Ivy Science and Technology Fund	4,610,196,239	1,494,912,644	(930,925,433)	563,987,211
Delaware Real Estate Securities Fund	197,565,972	54,397,578	(10,422,752)	43,974,826

At March 31, 2022, capital loss carryforwards available to offset future realized capital gains, were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Climate Solutions Fund	$97,077,549	$128,988,972	$226,066,521
Delaware Ivy Natural Resources Fund	283,554,146	328,217,828	611,771,974

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

106

asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 ‒	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 ‒	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 ‒	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

107

Notes to financial statements

Ivy Funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2022:

	Delaware Climate Solutions Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Consumer Cyclical	$6,480,018	$—	$6,480,018
Consumer Staples	15,053,947	—	15,053,947
Energy	45,027,066	7,172,709	52,199,775
Industrials	28,873,108	14,173,844	43,046,952
Materials	13,394,212	10,312,235	23,706,447
Real Estate	6,221,282	—	6,221,282
Utilities	52,540,065	31,787,404	84,327,469
Short-Term Investments	1,330,626	—	1,330,626
Securities Lending Collateral	14,664,053	—	14,664,053
Total Value of Securities	$183,584,377	$63,446,192	$247,030,569

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$1,251	$1,251

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Global Real Estate Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Australia	$—	$999,433	$999,433
Belgium	—	679,850	679,850
Canada	607,043	—	607,043
France	491,330	130,719	622,049
Germany	—	994,730	994,730
Hong Kong	—	2,063,958	2,063,958
Japan	—	4,693,416	4,693,416
Singapore	—	1,447,116	1,447,116
Spain	—	267,314	267,314
Sweden	—	524,765	524,765
United Kingdom	—	1,680,583	1,680,583
United States	28,432,462	—	28,432,462
Short-Term Investments	218,202	—	218,202
Total Value of Securities	$29,749,037	$13,481,884	$43,230,921

108

	Delaware Ivy Asset Strategy Fund
	Level 1	Level 2	Level 3		Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$6,175,732	$—		$6,175,732
Agency Mortgage-Backed Securities	—	31,507,927	—		31,507,927
Bullion	106,894,315	—	—		106,894,315
Common Stocks
Communication Services	42,456,186	35,578,445	—	[1]	78,034,631
Consumer Discretionary	113,500,411	34,362,015	—		147,862,426
Consumer Staples	37,193,581	40,874,517	—		78,068,098
Energy	65,995,547	5,421,918	—		71,417,465
Financials	58,178,069	74,165,345	—		132,343,414
Healthcare	130,168,902	51,648,434	—		181,817,336
Industrials	48,861,818	67,908,207	—		116,770,025
Information Technology	188,214,836	23,628,400	—		211,843,236
Materials	9,289,212	—	—		9,289,212
Technology	19,363,329	—	—		19,363,329
Utilities	—	24,750,138	—		24,750,138
Corporate Bonds	—	241,412,326	1,947,782		243,360,108
Exchange-Traded Fund	16,547,827	—	—		16,547,827
Loan Agreements	—	62,573,382	—		62,573,382
Municipal Bonds	—	2,034,240	—		2,034,240
Non-Agency Collateralized Mortgage Obligations	—	6,474,127	—		6,474,127
Non-Agency Commercial Mortgage-Backed Securities	—	14,466,137	—		14,466,137
US Treasury Obligations	—	166,754,188	—		166,754,188
Short-Term Investments	56,093,120	—	—		56,093,120
Securities Lending Collateral	11,211,526	—	—		11,211,526
Total Value of Securities	$903,968,679	$889,735,478	$1,947,782		$1,795,651,939

Derivatives[2]
Assets:
Futures Contracts	$66,360	$—	$—		$66,360
Liabilities:
Foreign Currency Exchange Contracts	$—	$(418)	$—		$(418)
Futures Contracts	(686,315)	—	—		(686,315)

1The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investments in this table.

2Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

109

Notes to financial statements

Ivy Funds

3. Investments (continued)

	Delaware Ivy Balanced Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$11,607,700	$11,607,700
Agency Mortgage-Backed Securities	—	153,724,297	153,724,297
Common Stocks	936,441,939	—	936,441,939
Corporate Bonds	—	259,587,087	259,587,087
Exchange-Traded Fund	16,299,764	—	16,299,764
Non-Agency Commercial Mortgage-Backed Securities	—	57,138,661	57,138,661
US Treasury Obligations	—	274,788,673	274,788,673
Short-Term Investments	66,942,672	—	66,942,672
Securities Lending Collateral	4,227,677	—	4,227,677
Total Value of Securities	$1,023,912,052	$756,846,418	$1,780,758,470

Derivatives[1]
Assets:
Futures Contracts	$1,540,364	$—	$1,540,364
Liabilities:
Futures Contracts	$(2,242,656)	$—	$(2,242,656)

1 Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy Natural Resources Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Closed-Ended Trust	$8,240,249	$—	$—	$8,240,249
Common Stocks
Australia	—	9,034,266	—	9,034,266
Brazil	14,338,313	—	—	14,338,313
Canada	27,439,401	—	—	27,439,401
Hong Kong	—	—	4	4
Netherlands	—	8,858,317	—	8,858,317
South Africa	—	5,593,360	—	5,593,360
United States	160,758,369	—	—	160,758,369
Short-Term Investments	9,545,623	—	—	9,545,623
Securities Lending Collateral	16,438,846	—	—	16,438,846
Total Value of Securities	$236,760,801	$23,485,943	$4	$260,246,748
Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$182	$—	$182

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

110

Delaware Ivy Science and Technology Fund
Level 1
Securities
Assets:
Common Stocks	$4,908,923,748
Short-Term Investments	225,236,340
Securities Lending Collateral	40,023,362
Total Value of Securities	$5,174,183,450

Delaware Real Estate Securities Fund
Level 1
Securities
Assets:
Common Stocks	$239,659,308
Short-Term Investments	1,881,490
Total Value of Securities	$241,540,798

During the six months ended September 30, 2022, there were no transfers into or out of Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Delaware Ivy Asset Strategy Fund and Delaware Ivy Natural Resources Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Delaware Ivy Asset Strategy Fund and Delaware Ivy Natural Resources Fund’s net assets at the end of the period. At September 30, 2022, Delaware Climate Solutions Fund, Delaware Global Real Estate Fund, Delaware Ivy Balanced Fund, Delaware Ivy Science and Technology Fund and Delaware Real Estate Securities Fund had no Level 3 investments.

111

Notes to financial statements

Ivy Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Climate Solutions Fund		Delaware Global Real Estate Fund		Delaware Ivy Asset Strategy Fund
	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	2,061,791	4,705,388	53,360	232,651	1,640,435	4,259,933
Class B1	—	—	—	—	—	1,014
Class C	229,922	438,922	2,959	3,481	100,288	278,424
Class E	—	—	—	—	14,181	102,477
Class I	3,819,116	3,453,528	125,402	300,215	1,536,700	2,367,228
Class R	940,639	2,003,888	834	6,397	44,177	109,168
Class R6[2]	199,337	652,484	70,704	827,423	32,224	145,601
Class Y	440,916	695,073	—	421	92,330	196,380

Shares issued upon reinvestment of dividends and distributions:
Class A	—	157,298	10,408	29,239	475,362	6,636,530
Class B1	—	—	—	31	—	1,616
Class C	—	13,678	367	1,208	13,842	543,359
Class E	—	—	—	—	6,259	179,109
Class I	—	209,809	42,108	166,050	190,844	2,836,033
Class R	—	43,646	892	2,314	6,673	111,079
Class R6[2]	—	10,036	21,587	41,660	6,091	75,763
Class Y	—	16,148	1,340	2,911	31,009	446,437
	7,691,721	12,399,898	329,961	1,614,001	4,190,415	18,290,151

Shares redeemed:
Class A	(2,979,975)	(5,694,944)	(221,578)	(393,150)	(4,994,264)	(9,960,159)
Class B1	—	(82,199)	—	(67,792)	—	(396,688)
Class C	(356,702)	(566,225)	(9,348)	(263,588)	(1,228,694)	(3,018,317)
Class E	—	—	—	—	(1,688,882)	(193,554)
Class I	(5,518,764)	(7,760,733)	(1,155,088)	(2,672,908)	(5,511,698)	(8,433,665)
Class R	(934,374)	(2,220,335)	(3,183)	(38,709)	(85,204)	(351,700)
Class R6[2]	(358,984)	(507,131)	(562,729)	(424,336)	(91,679)	(301,208)
Class Y	(709,577)	(740,388)	(3,116)	(1,545)	(386,697)	(880,161)
	(10,858,376)	(17,571,955)	(1,955,042)	(3,862,028)	(13,987,118)	(23,535,452)
Net decrease	(3,166,655)	(5,172,057)	(1,625,081)	(2,248,027)	(9,796,703)	(5,245,301)

112

	Delaware Ivy Balanced Fund		Delaware Ivy Natural Resources Fund		Delaware Ivy Science and Technology Fund
	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	1,788,415	5,631,565	578,551	945,401	1,523,469	4,004,575
Class B1	—	1,202	—	—	—	1,014
Class C	103,566	394,571	97,693	71,389	128,535	254,903
Class E	—	—	3,221	26,539	15,280	66,979
Class I	1,360,900	4,063,515	814,651	1,093,121	2,147,898	4,784,274
Class R	16,063	48,780	211,106	331,021	175,324	173,854
Class R6[2]	38,810	80,331	47,656	72,848	210,533	378,020
Class Y	14,568	62,297	163,051	224,789	270,364	541,145

Shares issued upon reinvestment of dividends and distributions:
Class A	184,912	6,063,065	—	225,076	—	25,267,590
Class B1	—	—	—	—	—	—
Class C	—	531,929	—	6,296	—	2,598,995
Class E	—	—	—	5,869	—	294,444
Class I	104,919	3,374,499	—	136,967	—	9,251,779
Class R	754	44,727	—	20,277	—	690,285
Class R6[2]	1,896	44,433	—	2,723	—	624,653
Class Y	1,583	54,452	—	20,170	—	1,549,400
	3,616,386	20,395,366	1,915,929	3,182,486	4,471,403	50,481,910

Shares redeemed:
Class A	(6,239,045)	(8,851,402)	(1,108,292)	(2,031,894)	(9,694,732)	(13,059,493)
Class B1	—	(380,859)	—	(10,498)	—	(233,908)
Class C	(1,075,389)	(3,054,999)	(78,179)	(144,639)	(1,491,993)	(3,123,952)
Class E	—	—	(205,468)	(33,640)	(953,424)	(83,798)
Class I	(7,543,556)	(9,245,460)	(1,102,057)	(1,947,863)	(7,876,661)	(10,656,206)
Class R	(40,809)	(73,277)	(193,926)	(476,270)	(291,460)	(537,937)
Class R6[2]	(67,420)	(113,539)	(31,368)	(41,185)	(299,590)	(572,579)
Class Y	(50,075)	(195,968)	(182,976)	(242,979)	(857,161)	(1,697,455)
	(15,016,294)	(21,915,504)	(2,902,266)	(4,928,968)	(21,465,021)	(29,965,328)
Net increase (decrease)	(11,399,908)	(1,520,138)	(986,337)	(1,746,482)	(16,993,618)	20,516,582

113

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

	Delaware Real Estate Securities Fund
	Six months ended 9/30/22	Year ended 3/31/22
Shares sold:
Class A	74,357	336,547
Class B1	—	590
Class C	1,959	11,424
Class E	849	8,063
Class I	494,632	1,182,727
Class R	2,175	5,896
Class R6[2]	3,568	21,285
Class Y	99,861	529,171

Shares issued upon reinvestment of dividends and distributions:
Class A	35,631	645,153
Class C	212	8,012
Class E	—	13,322
Class I	33,916	578,344
Class R	139	2,372
Class R6[2]	327	4,194
Class Y	22,543	391,367
	770,169	3,738,467

Shares redeemed:
Class A	(590,612)	(1,044,572)
Class B1	—	(18,164)
Class C	(19,193)	(34,410)
Class E	(108,075)	(16,173)
Class I	(1,239,963)	(2,096,504)
Class R	(2,586)	(7,768)
Class R6[2]	(7,226)	(6,593)
Class Y	(511,808)	(468,792)
	(2,479,463)	(3,692,976)
Net increase (decrease)	(1,709,294)	45,491

[1]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the table above.
[2]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.

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Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on previous pages and on the “Statements of changes in net assets.” For the six months ended September 30, 2022 and the year ended March 31, 2022, each Fund had the following exchange transactions:

	Six months ended September 30, 2022			Year Ended March 31, 2022
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Delaware Climate Solutions Fund			$1,050,329			$701,688
Class A	52,101	17,028		14,481	90,137
Class B	—	—		4,510	—
Class C	49,394	—		31,674	—
Class I	—	76,782		58,546	17,696
Delaware Global Real Estate Fund			$121,258			$1,645,927
Class A	6,876	2,744		8,376	133,331
Class B	—	—		66,400	—
Class C	4,131	—		44,132	—
Class I	—	8,172		24,528	9,072
Delaware Ivy Asset Strategy Fund			$10,531,794			$24,343,152
Class A	104,813	398,822		232,417	707,648
Class B	—	—		132,613	—
Class C	437,016	—		556,832	—
Class I	30	109,252		77,011	229,910
Class R6	—	—		—	10,933
Class Y	2,801	—		4,052	—
Delaware Ivy Balanced Fund			$8,518,810			$20,149,636
Class A	110,453	250,805		118,173	573,375
Class B	—	—		86,638	—
Class C	256,309	—		433,758	35
Class I	8,565	117,183		79,924	143,179
Class R6	—	4,640		—	—
Class Y	844	—		—	5,538
Delaware Ivy Natural Resources Fund			$436,859			$2,168,723
Class A	16,100	10,455		116,343	30,234
Class B	—	—		6,142	—
Class C	12,094	—		29,803	—
Class I	1,405	15,372		10,526	120,373
Class R6	—	816		—	—
Delaware Ivy Science and Technology Fund			$19,163,558			$52,698,135
Class A	137,012	217,158		224,177	319,262
Class B	—	—		85,188	—
Class C	331,858	—		289,867	—
Class E	—	—		—	357
Class I	1,918	130,033		31,620	211,548
Class R6	—	1,664		—	5,406
Class Y	7,851	—		27,184	—
Delaware Real Estate Securities Fund			$547,213			$1,393,141
Class A	14,841	6,395		13,147	36,759
Class B	—	—		12,943	—
Class C	8,513	—		10,657	—
Class I	24	16,452		14,660	13,650

115

Notes to financial statements

Ivy Funds

5. Basis of consolidation for Delaware Ivy Asset Strategy Fund

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Delaware Ivy Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as investment vehicles for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

 The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2022 of the Subsidiary and the Company to the Fund.

	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary/ company net assets	Percentage of Fund net assets

Ivy ASF ll, Ltd	1-31-13	4-10-13	$1,786,406,080	$107,016,656	5.99%
Ivy ASF lll (SBP), LLC	4-9-13	4-23-13	1,786,406,080	121,229	0.01%

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of September 30, 2022, or at any time during the period then ended.

7. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended September 30, 2022.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a

116

security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover each Fund’s exposure to the counterparty.

During the six months ended September 30, 2022, Delaware Climate Solutions Fund, Delaware Global Real Estate Fund, Delaware Ivy Asset Strategy Fund, Delaware Ivy Natural Resources Fund, Delaware Ivy Science and Technology Fund and Delaware Real Estate Securities Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund posted $358,131 and $588,143, respectively as cash collateral as margin for open futures contracts, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended September 30, 2022, Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. At

117

Notes to financial statements

Ivy Funds

8. Derivatives (continued)

September 30, 2022, Delaware Ivy Asset Strategy Fund and Delaware Ivy Balanced Fund posted $41,881,360 and $13,820,000, respectively, in securities as collateral for potential options contracts, which is included on the “Schedules of investments.”

During the six months ended September 30, 2022, Delaware Ivy Asset Strategy Fund used options contracts to manage the Funds’ exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — Delaware Ivy Balanced Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended September 30, 2022, Delaware Ivy Balanced Fund entered into CDS contracts as a seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended September 30, 2022, Delaware Ivy Balanced Fund used CDS contracts to hedge against credit events.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

Fair values of derivative instruments as of September 30, 2022 were as follows:

118

Delaware Ivy Asset Strategy Fund Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$66,360

	Delaware Ivy Asset Strategy Fund Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(418)	$—	$(418)
Variation margin due to broker on futures contracts*	—	(686,315)	(686,315)
Total	$(418)	$(686,315)	$(686,733)

Delaware Ivy Balanced Fund Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$1,540,364

Delaware Ivy Balanced Fund Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(2,242,656)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022. Only current day variation margin is reported on the Fund’s “Statements of assets and liabilities.”

The effect of derivative instruments on each Fund’s “Statement of operations” for the six months ended September 30, 2022 was as follows:

119

Notes to financial statements

Ivy Funds

8. Derivatives (continued)

	Delaware Ivy Asset Strategy Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Total
Currency contracts	$(1,183,945)	$—	$—	$(1,183,945)
Interest rate contracts	—	(2,517,459)	21,834	(2,495,625)
Total	$(1,183,945)	$(2,517,459)	$21,834	$(3,679,570)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$6,612	$—	$6,612
Interest rate contracts	—	970,855	970,855
Total	$6,612	$970,855	$977,467

	Delaware Ivy Balanced Fund Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(302,633)	$—	$(302,633)
Credit contracts	—	49,069	49,069
Total	$(302,633)	$49,069	$(253,564)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(702,292)

During the six months ended September 30, 2022, Delaware Climate Solutions Fund, Delaware Global Real Estate Fund, Delaware Ivy Natural Resources Fund, Delaware Ivy Science and Technology Fund, and Delaware Real Estate Securities Fund experienced net realized and unrealized gains or losses attributable to foreign currency exchange contracts, which are disclosed on the “Statements of operations” and/or “Statements of assets and liabilities.”

120

The table below summarizes the average daily balance of derivative holdings by certain Funds during the six months ended September 30, 2022:

	Long Derivative Volume
	Delaware Climate Solutions Fund	Delaware Global Real Estate Fund	Delaware Ivy Asset Strategy Fund
Foreign currency exchange contracts (average notional value)	$536,973	$24,208	$1,135,326
Futures contracts (average notional value)	—	—	24,147,067

	Long Derivative Volume
	Delaware Ivy Balanced Fund	Delaware Ivy Natural Resources Fund
Foreign currency exchange contracts (average notional value)	$—	$55,739
Futures contracts (average notional value)	48,946,610	—

	Short Derivative Volume
	Delaware Climate Solutions Fund	Delaware Global Real Estate Fund	Delaware Ivy Asset Strategy Fund
Foreign currency exchange contracts (average notional value)	$325,960	$78,482	$1,693,494
Futures contracts (average notional value)	—	—	1,456,555
Options contracts (average notional value)*	—	—	409

	Short Derivative Volume
	Delaware Ivy Balanced Fund	Delaware Ivy Natural Resources Fund	Delaware Ivy Science and Technology Fund
Foreign currency exchange contracts (average notional value)	$—	$21,138	$884,109
Futures contracts (average notional value)	23,914,658	—	—
Interest rate swap contracts (average notional value)	176,079	—	—

Short Derivative Volume
Delaware Real Estate Securities Fund
Foreign currency exchange contracts (average notional value)	$32

*	Long represents purchased options and short represents written options.

9. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

121

Notes to financial statements

Ivy Funds

9. Offsetting (continued)

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At September 30, 2022, each Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Climate Solutions Fund

Counterparty				Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of New York Mellon				$1,251	$—	$1,251

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of New York Mellon	$1,251	$—	$—	$—	$—	$1,251

Delaware Ivy Asset Strategy Fund
Counterparty				Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of New York Mellon				$—	$(418)	$(418)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of New York Mellon	$(418)	$—	$—	$—	$—	$(418)

Delaware Ivy Natural Resources Fund
Counterparty				Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of New York Mellon				$182	$—	$182

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of New York Mellon	$182	$—	$—	$—	$—	$182

Securities Lending

Securities lending transactions are entered into by the Funds under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (see also Note 10).

As of September 30, 2022, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

122

Delaware Climate Solutions Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received(b)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of New York Mellon	$20,290,805	$(13,760,810)	$(6,529,995)	$(20,290,805)	$—

Delaware Ivy Asset Strategy Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received(b)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of New York Mellon	$28,108,118	$(9,912,069)	$(18,196,049)	$(28,108,118)	$—

Delaware Ivy Balanced Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received(b)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of New York Mellon	$15,688,557	$(3,776,908)	$(11,911,649)	$(15,688,557)	$—

Delaware Ivy Natural Resources Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received(b)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of New York Mellon	$32,398,931	$(15,319,575)	$(17,079,356)	$(32,398,931)	$—

Delaware Ivy Science and Technology Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received(b)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of New York Mellon	$121,267,770	$(35,924,485)	$(85,343,285)	$(121,267,770)	$—

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(b)	The value of the related collateral exceeded the value of the derivatives and securities lending transactions as of September 30, 2022, as applicable.

10. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

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Notes to financial statements

Ivy Funds

10. Securities Lending (continued)

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2022:

Securities Lending Transactions	Overnight and continuous	Under 30 days	Between 30 & 90 days	Over 90 Days	Total
Delaware Climate Solutions Fund
Money Market Mutual Fund	$14,664,053	$—	$—	$—	$14,664,053
Delaware Ivy Asset Strategy Fund
Money Market Mutual Fund	11,211,526	—	—	—	11,211,526
Delaware Ivy Balanced Fund
Money Market Mutual Fund	4,227,677	—	—	—	4,227,677
Delaware Ivy Natural Resources Fund
Money Market Mutual Fund	16,438,846	—	—	—	16,438,846
Delaware Ivy Science and Technology Fund
Money Market Mutual Fund	40,023,362	—	—	—	40,023,362

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2022:

	Values of securities on loan	Values of non- cash collateral	Values of invested collateral
Delaware Climate Solutions Fund	$20,290,805	$6,529,995	$14,664,053
Delaware Ivy Asset Strategy Fund	28,108,118	18,196,049	11,211,526
Delaware Ivy Balanced Fund	15,688,557	11,911,649	4,227,677
Delaware Ivy Natural Resources Fund	32,398,931	17,079,356	16,438,846
Delaware Ivy Science and Technology Fund	121,267,770	85,343,285	40,023,362

Investments purchased with cash collateral are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

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11. Credit and Market Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Certain Funds invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Certain Funds invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of non-payment of scheduled

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Notes to financial statements

Ivy Funds

11. Credit and Market Risk (continued)

interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2022. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

12. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of

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the USD LIBOR settings to June 30, 2023. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

14. Subsequent Events

On October 31, 2022, each Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described in Note 6 and to be operated in substantially the same manner as the agreement described in Note 6. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 30, 2023.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2022, that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information (Unaudited)

Ivy Funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of each Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with theirs HLIM at all times during the reporting period.

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022

Delaware Climate Solutions Fund

Delaware Global Real Estate Fund

Delaware Ivy Asset Strategy Fund

Delaware Ivy Balanced Fund

Delaware Ivy Natural Resources Fund

Delaware Ivy Science and Technology Fund

Delaware Real Estate Securities Fund

At a meeting held on August 9-11, 2022 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Climate Solutions Fund (formerly, the Delaware Ivy Energy Fund), Delaware Global Real Estate Fund, Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Natural Resources Fund, Delaware Ivy Science and Technology Fund and Delaware Real Estate Securities Fund (each, a “Fund” and together, the “Funds”) Investment Management Agreements with Delaware Management Company (“DMC”); the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”),

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Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL” and together with MIMGL, MIMAK, and MIMEL, the “Affiliated Sub-Advisers”).

Prior to the Meeting, including at a Board meeting held in May 2022, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the applicable Investment Committee, with each Investment Committee assisting the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2022. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement, and the experience of the officers and employees of DMC who provide these services, including each applicable Fund’s portfolio managers(s). The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain qualified investment professionals. The Board considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates. The Board also considered non-advisory services that DMC and its affiliates provide to the Delaware Funds, including third party oversight, transfer agent, internal audit, valuation, portfolio trading, and legal and compliance. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including each applicable Fund’s portfolio manager(s). The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board noted the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, an independent investment company data provider (“Broadridge”), furnished for the Annual

129

Other Fund information (Unaudited)

Ivy Funds

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022 (continued)

Contract Renewal Meeting. The Broadridge reports prepared for each Fund showed its investment performance in comparison to a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, 10-year periods and since inception, as applicable, ended December 31, 2021. The Board considered that the Funds were managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. and its subsidiaries (the “Transaction”), and that each Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor manager.

Delaware Climate Solutions Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional natural resources funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile and for 3- and 5-year periods was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods. The Board, however, noted the limited period of performance data available due to the Fund’s recent repositioning and would continue to evaluate the Fund’s performance.

Delaware Global Real Estate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional global real estate funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- year period was in the second quartile and for the 3-year, 5-year and since inception periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was above the median and for the 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods. The Board noted that the Fund is generally performing in line with its Performance Universe and benchmark during the periods under review.

Delaware Ivy Asset Strategy Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional alternative global macro funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021.

Delaware Ivy Balanced Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the second quartile and for the 3-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1- and 3-year periods and underperformed its benchmark for the 5-year period. The Board noted that the Fund is generally performing in line with its Performance Universe and benchmark during the periods under review.

Delaware Ivy Natural Resources Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional global natural resources funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile and for the 3-and 5-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark for the various periods.

Delaware Ivy Science and Technology Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional science & technology funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile and for the 3- and 5-year periods was in the third quartile of

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its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was at the median and for the 3- and 5-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods. The Board noted the explanations from DMC concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark for the various periods.

Delaware Real Estate Securities Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional real estate funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile and for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3- and 5-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of July 2022.

Comparative expenses. The Board received and considered expense data for the Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also considered on the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees.

Delaware Climate Solutions Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Global Real Estate Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy Asset Strategy Fund – The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average.

Delaware Ivy Balanced Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy Natural Resources Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Ivy Science and Technology Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

Delaware Real Estate Securities Fund – The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

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Other Fund information (Unaudited)

Ivy Funds

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held August 9-11, 2022 (continued)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds complex. The Board noted that, as of March 31, 2022, the Delaware Ivy Asset Strategy Fund and the Delaware Ivy Balanced Fund had net assets that exceeded their second breakpoint levels and the Delaware Ivy Science and Technology Fund had net assets that exceeded the fourth breakpoint level. The Board also noted that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

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About the organization

Board of trustees

Shawn K. Lytle

President and Chief Executive Officer
Delaware Funds by Macquarie®

Jerome D. Abernathy

Managing Member

Stonebrook Capital Management, LLC

Thomas L. Bennett

Private Investor

Ann D. Borowiec

Former Chief Executive Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow

Private Investor

H. Jeffrey Dobbs

Former Global Chairman Industrial Manufacturing ‘KPMG, LLP

John A. Fry

President
Drexel University

Joseph Harroz, Jr.

President

University of Oklahoma

Sandra A.J. Lawrence

Former Chief Administrative Officer
Children’s Mercy Hospitals and Clinics

Frances A. Sevilla-Sacasa

Former Chief Executive Officer
Banco Itaú International

Thomas K. Whitford

Chairman of the Board
Delaware Funds by Macquarie
Former Vice Chairman
PNC Financial Services Group

Christianna Wood

Chief Executive Officer and President
Gore Creek Capital, Ltd.

Janet L. Yeomans

Former Vice President and Treasurer
3M Company

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary
Delaware Funds by Macquarie

Daniel V. Geatens

Senior Vice President and Treasurer
Delaware Funds by Macquarie

Richard Salus

Senior Vice President and Chief Financial Officer
Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Climate Solutions Fund, Delaware Global Real Estate Fund, Delaware Ivy Asset Strategy Fund, Delaware Ivy Balanced Fund, Delaware Ivy Natural Resources Fund, Delaware Ivy Science and Technology Fund, and Delaware Real Estate Securities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

133

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

IVY FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 8, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 8, 2022